    As filed with the Securities and Exchange Commission on April 21, 2009

                                                            File No. 333-152387
                                                                      811-04721
================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-6


         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Pre-Effective Amendment No.                         [_]

                     Post-Effective Amendment No. 1                        [X]

                                 and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [_]

                            Amendment No. 57                               [X]

                       (Check appropriate box or boxes.)

                               -----------------

                 Phoenix Life Variable Universal Life Account
                          (Exact Name of Registrant)

                               -----------------

                        Phoenix Life Insurance Company
                              (Name of Depositor)


              One American Row, Hartford, Connecticut 06102-5056

        (Address of Depositor's Principal Executive Offices) (Zip Code)

                                (800) 447-4312
              (Depositor's Telephone Number, including Area Code)

                               -----------------

                              John H. Beers, Esq.
                        Phoenix Life Insurance Company
                               One American Row
                            Hartford, CT 06102-5056
                    (Name and Address of Agent for Service)

                               -----------------


Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2009 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on ______ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[_] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.


================================================================================

                                    PART A

                           Phoenix Executive VUL(R)

                 Phoenix Life Variable Universal Life Account

                   Issued By: Phoenix Life Insurance Company

 PROSPECTUS                                                       May 1, 2009


Phoenix Executive VUL(R) is a flexible premium variable universal life insurance policy that can provide lifetime insurance protection on the life of one person. We will pay the death benefit when the insured person dies. You may allocate policy value to one or more of the investment options of the Phoenix Life Variable Universal Life Account ("Separate Account") and to the Guaranteed Interest Account ("GIA"). The investment options purchase shares of the following funds:


 AIM Variable Insurance Funds - Series  .  Phoenix Growth and Income Series
 I Shares                               .  Phoenix Mid-Cap Growth Series
 .  AIM V.I. Capital Appreciation Fund  .  Phoenix Money Market Series
 DWS Investments VIT Funds - Class A    .  Phoenix Multi-Sector Fixed Income
 .  DWS Equity 500 Index VIP               Series
 .  DWS Small Cap Index VIP             .  Phoenix Multi-Sector Short Term
 Federated Insurance Series                Bond Series
 .  Federated Fund for U.S. Government  .  Phoenix Strategic Allocation Series
    Securities II                       .  Phoenix-Aberdeen International
 .  Federated High Income Bond Fund II     Series
    - Primary Shares                    .  Phoenix Small-Cap Growth Series
 Fidelity(R) Variable Insurance         .  Phoenix-Duff & Phelps Real Estate
 Products - Service Class                  Securities Series
 .  Fidelity VIP Contrafund(R)          .  Phoenix Mid-Cap Value Series /1/
    Portfolio                           .  Phoenix Small-Cap Value Series /2/
 .  Fidelity VIP Growth Opportunities   .  Phoenix-Van Kampen Comstock Series
    Portfolio                           .  Phoenix-Van Kampen Equity 500
 .  Fidelity VIP Growth Portfolio          Index Series
 .  Fidelity VIP Investment Grade Bond  PIMCO Variable Insurance Trust -
    Portfolio                           Advisor Class
 Franklin Templeton Variable Insurance  .  PIMCO CommodityRealReturn/TM/
 Products Trust - Class 2                  Strategy Portfolio
 .  Franklin Income Securities Fund     .  PIMCO Real Return Portfolio
 .  Mutual Shares Securities Fund       .  PIMCO Total Return Portfolio
 .  Templeton Developing Markets        Sentinel Variable Products Trust
    Securities Fund                     .  Sentinel VPT Balanced Fund
 .  Templeton Foreign Securities Fund   .  Sentinel VPT Bond Fund
 .  Templeton Growth Securities Fund    .  Sentinel VPT Common Stock Fund
 Lord Abbett Series Fund, Inc. - Class  .  Sentinel VPT Mid Cap Growth Fund
 VC                                     .  Sentinel VPT Small Company Fund
 .  Lord Abbett Bond-Debenture          Summit Mutual Funds, Inc. - Summit
    Portfolio                           Pinnacle Series
 .  Lord Abbett Growth and Income       .  Summit S&P MidCap 400 Index
    Portfolio                              Portfolio
 .  Lord Abbett Mid-Cap Value Portfolio The Universal Institutional Funds,
 Neuberger Berman Advisers Management   Inc. - Class II Shares
 Trust - Class S                        .  Van Kampen UIF Equity and Income
 .  Neuberger Berman AMT Small Cap         Portfolio
    Growth Portfolio                    Wanger Advisors Trust
 .  Neuberger Berman AMT Guardian       .  Wanger International Select
    Portfolio                           .  Wanger International
 Oppenheimer Variable Account Funds -   .  Wanger Select
 Service Shares                         .  Wanger USA
 .  Oppenheimer Capital Appreciation
    Fund/VA
 .  Oppenheimer Global Securities
    Fund/VA
 .  Oppenheimer Main Street Small Cap
    Fund/VA
 The Phoenix Edge Series Fund
 .  Phoenix Capital Growth Series


  /1/Known as Phoenix-Sanford Bernstein Mid-Cap Value Series prior to May 4, 2009. /2/Known as Phoenix-Sanford Bernstein Small-Cap Value Series prior to May
                                   4, 2009.

                  See Appendix A for additional information.

It may not be in your best interest to purchase a policy to replace an existing life insurance policy or annuity contract. You must understand the basic features of the proposed policy and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any income taxes.

The U.S. Securities and Exchange Commission ("SEC") has neither approved nor disapproved these securities, nor have they passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Read and keep this prospectus for future reference. The policy is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Policy investments are subject to risk, including the possible loss of principal invested. If you have any questions, please contact us at:





 [GRAPHIC]                                [GRAPHIC]
           Phoenix Variable Products                 Variable and Universal Life
           Mail Operations ("VPMO")                  Administration ("VULA")
           PO Box 8027                               800/541-0171
           Boston, MA 02266-8027

                               TABLE OF CONTENTS


Heading                                                 Page
------------------------------------------------------------

Index of Special Terms.................................    3
Benefit/Risk Summary...................................    4
  Policy Benefits......................................    4
  Policy Risks.........................................    5
Fee Tables.............................................    6
  Transaction Fees.....................................    6
  Periodic Charges Other than Fund Operating Expenses..    6
  Other Available Policy Benefits Expenses.............    7
  Minimum and Maximum Fund Operating Expenses..........    7
Description of Phoenix Life Insurance Company..........    8
Description of Phoenix Life Variable Universal Life
  Account..............................................    8
  Performance History..................................    8
Voting Rights..........................................    9
The Variable Investment Options........................    9
  Administrative, Marketing and Support Service Fees...    9
The Guaranteed Interest Account (GIA)..................   10
Charges and Deductions.................................   10
  General..............................................   10
  Charges Deducted from Premium Payments...............   10
  Periodic Charges.....................................   11
  Conditional Charges..................................   12
  Other Charges........................................   12
The Policy.............................................   12
  Contract Rights......................................   13
  Contract Limitations.................................   13
  Purchasing a Policy..................................   13
  Business Day.........................................   14
  Your Right to Cancel.................................   15
  Amendments to Policies...............................   15
General................................................   15
  Policy Values........................................   15
  Postponement of Payments.............................   16
  Alternative Delivery.................................   16
  Surrenders and Withdrawals...........................   16
Other Available Policy Benefits........................   17


Heading                                             Page

Policy Face Amount and Death Benefit...............   18
 Death Benefit Options and Minimum Death Benefit...   18
 Request for Decreases in Face Amount..............   19
 Request for Increases in Face Amount..............   19
Payment of Proceeds................................   19
 Surrender, Withdrawal and Death Benefit Proceeds..   19
 Payment Amount....................................   20
Transfer of Policy Value...........................   20
 Telephone Transfers...............................   20
 Transfer Restrictions.............................   20
Market Timing and Other Disruptive Trading.........   20
Systematic Transfer Programs.......................   21
 Dollar Cost Averaging Program.....................   21
 Asset Rebalancing Program.........................   22
Policy Loans.......................................   22
Overloan Protection Option.........................   22
Lapse and Reinstatement............................   24
Federal Income Tax Considerations..................   24
 Introduction......................................   24
 Income Tax Status.................................   24
 Policy Benefits...................................   25
 Business and Corporate-Owned Policies.............   25
 Modified Endowment Contracts......................   26
 Limitations on Unreasonable Mortality and Expense
   Charges.........................................   26
 Qualified Plans...................................   26
 Diversification Standards.........................   27
 Owner Control.....................................   27
 Change of Ownership or Insured or Assignment......   27
 Other Taxes.......................................   27
 Withholding.......................................   27
The Phoenix Companies, Inc. -
  Legal Proceedings about Company Subsidiaries.....   28
Financial Statements...............................   28
Distribution.......................................   28
Appendix A - Investment Options....................  A-1

Index of Special Terms
--------------------------------------------------------------------------------
We have tried to make this prospectus as readable and understandable for you as possible. By the very nature of the policy, however, certain technical words or terms are unavoidable. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. The word or term will appear in italics the first time it appears on that page.


                                       PAGE
                                       ----
Attained Age..........................    4
Base Face Amount......................   15
Business Day..........................   14
Company...............................    8
Coverage Layer........................    7
Good Order............................   14
Investment Options....................    8
Modified Endowment Contract ("MEC")...   25
Monthly Calculation Day/Date..........    6
Net Amount at Risk....................   10
Net Surrender Value...................   16
Policy Anniversary....................    6
Policy Date...........................    7
Policy Debt...........................    4
Policy Value..........................   15
Policy Year...........................   10
Target Premium........................   17
Total Face Amount.....................   15

Benefit/Risk Summary
--------------------------------------------------------------------------------

Most of the terms used throughout this prospectus are described within the text where they first appear. Certain terms, marked by italics, have been defined and can be found in "Index of Special Terms."


This prospectus contains information about all material rights and features of the policy that you should understand before investing. This summary describes the general provisions of the policy.


Policy Benefits

Death Benefits
Phoenix Executive VUL(R) is a flexible premium variable universal life insurance policy. While the policy remains in force we will pay a death benefit to your named beneficiary when the person insured under the policy dies.

Your policy has a minimum death benefit, as described in "The Policy" section. You will choose a death benefit option when you apply for a policy:

.. Death Benefit Option A will equal the policy's face amount, or the minimum death benefit if greater.

.. Death Benefit Option B will equal the face amount plus the policy value, or the minimum death benefit if greater.

..  Death Benefit Option C will equal the face amount plus the Death Benefit
   Option C Increase Amount, or the minimum death benefit if greater. This option is only available at policy issue.

The minimum death benefit is equal to the policy value on the date of death increased by a percentage taken from a table in the policy based on the attained age of the insured person at the beginning of the policy year in which death occurs. Attained Age is the age of the insured at policy issue plus the number of whole years that have elapsed since the Policy Date.

The death benefit we pay will be reduced by any unpaid policy loan amounts and unpaid policy charges.

You may change between Death Benefit Options A and B by submitting a written request. You may change from Death Benefit Option C to Death Benefit Option A; however, you may not change to Death Benefit Option C.

You may also purchase additional term insurance under the Level Term Insurance Rider if it is available in your state.


You should consult your registered representative to discuss how much premium you should allocate to the policy. The amount of premium you should allocate to the policy can differ depending on what your financial protection needs are. If you are buying the policy purely for death benefit protection, you should carefully consider the advantages and disadvantages of choosing to allocate more premium than needed to keep the policy in force under Death Benefit Option A.


Loans, Surrenders and Withdrawals

.. Generally, you may take loans against 99% of your policy's value less any outstanding applicable charges and policy debt (unpaid policy loans with accrued interest). We count any outstanding loans and loan interest toward the applicable limit.

.. You may withdraw part of the policy's net surrender value at any time, subject to a minimum withdrawal amount of $500. We reserve the right to deduct a partial withdrawal fee.

..  You may fully surrender this policy anytime for its net surrender value.

.. Withdrawals and loans negatively affect the policy value and can increase the risk that the policy will lapse. Withdrawals reduce the face amount of the policy. Policy loans reduce the amount of death benefit payable to the beneficiary. Additionally, each of these transactions has costs associated with them.

..  Loans, surrenders and withdrawals may have adverse tax consequences.

Investment Choices
You may direct your premium to a wide variety of investment options available through the Separate Account, and to the Guaranteed Interest Account. Each investment option of the Separate Account invests directly in an underlying fund. You may generally transfer policy value among any of the Separate Account investment options and the Guaranteed Interest Account while continuing to defer current income taxes. Your ability to make transfers is limited by
(1) our minimum transfer amount, generally $500 per transfer, (2) limitations on transfers into and from the Guaranteed Interest Account contained in the policy and (3) restrictions on frequent trading and market timing activity imposed by us and the underlying funds. Each of these limitations is described in this prospectus. Otherwise, the policy does not limit the right to make transfers among the Separate Account investment options.

Policy Availability
The policy will be issued on a "case" basis. A case usually has a sponsor, and usually contains multiple policies, though we may consider one person and one policy a case. You may exercise your ownership rights under the policy through the sponsoring organization or employer. Should your relationship with the sponsor end, you may then exercise your policy ownership rights directly with us.

Flexible Premiums
The only premiums you must pay are the minimum initial premium and any payments required to prevent policy lapse.

Underwriting Options
We offer four types of underwriting:

  .  Full Underwriting; or
  .  Simplified Issue Underwriting; or
  .  Guaranteed Issue Executive Underwriting; or
  .  Guaranteed Issue Non-Executive Underwriting.

The type of underwriting will have an effect on the Cost of Insurance charges we deduct from your policy value.

Optional Insurance Benefits (Riders)
The following benefits may be available to you by rider:

  .  Level Term Insurance
  .  Exchange of Insured Option
  .  Overloan Protection
  .  Enhanced Surrender Value

Availability of these riders depends upon state approval and may involve extra cost. Additional restrictions apply to the Enhanced Surrender Value Rider.

Your Right to Cancel the Policy
You have the right to review the policy and cancel it if you are not satisfied. Simply return the policy to us at our administrative office within ten days after you receive it. Your state may specify a longer period. The period applicable to your policy will be shown on the policy's first page.

Policy Risks

Suitability Risk
Variable life insurance is designed for long-term financial planning, and the policy is not suitable as a short-term investment. We deduct a premium expense charge from premium payments that reduces the value available for withdrawal. Additionally, this policy is not suitable if you intend to utilize short-term trading strategies.

Replacements
Replacing any existing policy with this policy may not be to your advantage. You should talk with your registered representative before you replace your variable life insurance policy. You should carefully compare the risks, charges, and benefits of your existing policy to the replacement policy to determine if replacing your existing contract benefits you. Additionally, replacing your policy could result in adverse tax consequences so you should also consult with your tax professional. You should know that once you have replaced your variable life insurance policy, you generally cannot reinstate it unless the insurer is required to reinstate the previous policy under state law. This is true even if you choose not to accept your new variable life insurance policy during your "free look" period.

Conflicts of Interest
Broker-dealers and registered representatives often sell products issued by several different and unaffiliated insurance companies and the amount of compensation payable may vary significantly among the companies. Additionally, compensation paid to a broker-dealer or registered representative will also vary between products issued by the same insurance company, including additional compensation payable as part of certain service arrangements. A broker-dealer and its registered representatives may have an incentive to promote or sell one product over another depending on these differences in the compensation, potentially resulting in the sale of a product that may not be the best product to suit your needs. You should talk to your registered representative if you have questions about potential conflicts of interest that may be created by varying compensation plans. You can find more information about the types of compensation arrangements we offer in the "Distribution" section of this prospectus.

Tax Effects
Generally, under current federal income tax law, death benefits are not subject to income taxes. Earnings on the premiums invested in the Phoenix Life Variable Universal Life Account or the Guaranteed Interest Account are not subject to income taxes until there is a distribution from the policy. We will administer the policy to comply with the federal income tax law, which may change from the laws in effect at issue. This administration may result in a change to the terms of the contract. Changes in the contract may need to be approved by Contract Owners and state insurance departments. A change in the contract that necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC. We will notify you if such a change to the prospectus occurs. You may not receive notice of changes to the SAI, but you can request a copy of the SAI by contacting VPMO. You can also review this document and any changes filed with the SEC our website (www.phoenixwm.com).

Taking a loan, a full surrender or a withdrawal from the policy could result in recognition of income for tax purposes.

Risk of Lapse
Your policy will remain in force as long as the policy value, less any outstanding debt, is enough to pay the monthly charges incurred under the policy. If the policy value, less any outstanding debt, is no longer sufficient to pay the monthly charges, the policy will lapse, or end and will not be reinstated.

We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount.

Withdrawals, loans and associated loan interest can negatively affect policy value, and increase the risk of policy lapse.

Investment Risk
A comprehensive discussion of the risks of each fund purchased by an investment option of the Phoenix Life Variable Universal Life Account may be found in the funds' prospectuses. Each fund is subject to market fluctuations and the risks inherent with ownership of securities, and the policy owner assumes the risk of gain or loss according to the performance of the fund. There is no assurance that any fund will achieve its stated investment objective.

Transfer Risk
Transfers or deposits to the Guaranteed Interest Account ("GIA") are generally limited by the maximum GIA percentage discussed later in this prospectus ("The Guaranteed Interest Account (GIA)"). In addition, we reserve the right to limit transfers or deposits to the GIA to no more than $250,000 during any seven day period and $1,000,000 during any 365 day period. Transfers out of the Guaranteed Interest Account are limited to one transfer per year. The amount you may transfer out of the Guaranteed Interest Account is limited based on a schedule described later in this prospectus. We reserve the right to reject or restrict transfers if we or an underlying mutual fund determine the transfers reflect a disruptive trading. Minimum balance and minimum transfer limits apply.

Face Amount Increase Risk
Face amount increases will increase the potential charges under the policy.

The following tables describe the fees and expenses that you will pay when buying, owning and withdrawing from the policy. There are two tables describing the policy charges. The first describes the fees and expenses that you will pay at the time that you make premium payments, take withdrawals from the policy, transfer policy value between investment options, or exercise certain riders.

Fee Tables
--------------------------------------------------------------------------------

                               Transaction Fees

          Charge                  When Deducted                                 Amount We Deduct
--------------------------------------------------------------------------------------------------------------------------
Premium Expense Charge      Upon premium payment.       The maximum we will ever charge is 20.00% of each premium
                                                        payment.
--------------------------------------------------------------------------------------------------------------------------
Withdrawal Fee/1/           Upon Withdrawal.            Maximum of $25.00 for each withdrawal; not currently charged
--------------------------------------------------------------------------------------------------------------------------
Transfer Charge/2/          Upon Transfer.              Maximum of $10 per transfer after the first twelve transfers; not currently charged
--------------------------------------------------------------------------------------------------------------------------
Overloan Protection Option  On the next monthly         3.5% of the policy value
Charge/3/                   calculation day* following
                            exercise of the option
--------------------------------------------------------------------------------------------------------------------------

/1/ Withdrawals are subject to the Withdrawal Fee; however, we do not currently charge the Withdrawal Fee.
/2/ If we impose a transfer charge, the minimum number of transfers we allow per policy year without charge may vary by state, but will be no fewer than two per policy year.
/3/ This benefit is provided by rider that is automatically made a part of any policy for which the Guideline Premium Test has been elected.
* The monthly calculation day is the day each month on which we assess these charges. The monthly calculation day is the same date each month beginning with the policy date.

The table below describes the fees and expenses that you will pay periodically during the time that you own the policy, not including fund fees and expenses.

              Periodic Charges Other than Fund Operating Expenses

           Charge                    When Deducted                                    Amount Deducted
---------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance/1, 2, 3, 6/  On policy date and monthly  Maximum of $83.33 to a minimum of $0.02 per $1,000 of amount at
                               on each monthly             risk.
                               calculation day*.           Representative charge for a Male age 47, $1,500,000 face amount, in standard non-smoker risk class:
                                                           $0.27 per $1,000 of amount at risk
---------------------------------------------------------------------------------------------------------------------------------
Coverage Charge/2, 4, 6/       On each monthly             Base face amount charge: maximum of $1.67 to minimum $0.08 per
                               calculation day*            $1,000 of base face amount during the first ten policy years
                                                           Representative charge for a Male age 47, $1,500,000 face amount,
                                                           Death Benefit Option A, in standard non-smoker risk class:
                                                           $0.22 per $1,000 of face amount
---------------------------------------------------------------------------------------------------------------------------------
Administrative Charge/6/       On policy date and monthly  Maximum of $20.00.
                               on each monthly
                               calculation day*.
---------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk     On policy date and monthly  All policy years
Charge/6/                      on each monthly             Maximum charge is 0.90% on an annual basis of investments in the
                               calculation day*.           Separate Account investment options.
---------------------------------------------------------------------------------------------------------------------------------
Loan Interest Rate Charged/5/  Interest accrues daily and  Maximum annual net cost is 2.00% of the loan balance.
                               is due on each policy
                               anniversary**.
---------------------------------------------------------------------------------------------------------------------------------
Tax Charges                    When we become liable for   We currently do not charge for taxes, however we reserve the right to
                               taxes.                      impose a charge should we become liable for taxes in the future.
---------------------------------------------------------------------------------------------------------------------------------

/1/ Cost of insurance charges will vary according to the insured's age at issue, gender, risk class, policy year, death benefit option at issue and the ratio of policy value to death benefit. Cost of insurance charges generally will increase as the insured ages. Separate cost of insurance charges apply to each coverage layer; the new charge for each layer is based on the insured's attained age, gender, death benefit option at the time of increase and risk class at the time the layer is added. This table shows cost of insurance rates for standard risks. Additional charges, if any, may be assessed for risks associated with certain health conditions, occupations or avocations. These additional charges are included in the maximum cost of insurance shown above.

/2/ This charge varies based on the insured's individual characteristics. The cost of insurance and coverage charges shown in this table may not be typical of the charges a particular policy owner will pay. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon factors including the age and risk class of the person you wish to insure, the death benefit option, face amount, planned premiums and riders requested. The personalized illustrations will show the effect of the cost of insurance and coverage charges for the policy based on these factors. You may call us at 1-800-417-4769 to obtain a personalized illustration. Your policy's specifications pages will show the cost of insurance and coverage charges for your policy.
/3/ The amount at risk at any given time is the difference between the death benefit we would pay (excludes riders) and the policy value.
/4/ The coverage charge varies based on the insured's age, gender, death benefit option and risk classification at issue. A separate coverage charge will apply to each coverage layer and will be based on the insured's attained age, gender, risk classification and death benefit option at the time the layer is added. Each of the base face amount of the policy at issue and any increase in the base face amount is considered a coverage layer.
/5/ The maximum net cost to the policy is the difference between the rate we charge for the outstanding loan, and the rate we credit. The maximum net cost to the policy will never exceed 2.00% and the maximum rate we charge for an outstanding loan will never exceed 8.00%. This loan interest charge is assessed against outstanding loan amounts and accrued interest.
/6/ This charge does not apply beginning on the policy anniversary on which the insured's attained age reaches 121.
* The monthly calculation day is the day each month on which we assess these charges. The monthly calculation day is the same date each month beginning with the policy date. The policy date is the policy date shown on the policy schedule pages from which policy years and policy anniversaries are measured.
**The policy anniversary is the anniversary of the policy date.

This table shows the charges you will pay periodically for certain riders you elect to add to your policy. Some riders are available with this policy for which no separate rider charge is assessed but that may increase monthly cost of insurance deductions. We describe riders later under "Other Available Policy Benefits."

                   Other Available Policy Benefits Expenses

         Charge                  When Deducted                                     Amount Deducted
--------------------------------------------------------------------------------------------------------------------------------
Level Term Rider/1/        Monthly on each monthly    Maximum of $83.33 to a minimum of $0.02 per $1,000 of amount at
(Cost of Insurance)        calculation day*.          risk.
                                                      Representative charge for a Male age 47, $1,500,000 face amount, in standard non-smoker risk class:
                                                      $0.27 per $1,000 of amount at risk
--------------------------------------------------------------------------------------------------------------------------------
Exchange of Insured Rider  We do not charge for this  We describe this Rider later under "Other Available Policy Benefits."
                           Rider.
--------------------------------------------------------------------------------------------------------------------------------
Enhanced Surrender Value   We do not charge for this  We will automatically attach this Rider at issue to all policies that are
Rider                      Rider. Additional          part of a qualifying case. We describe this Rider later under "Other
                           restrictions apply.        Available Policy Benefits."
--------------------------------------------------------------------------------------------------------------------------------

/1/ The charge for this rider varies based on the insureds' issue ages, genders and risk classification, as well as the face amount of the policy and additional coverage amounts provided by riders attached to the policy. The charges shown in this table may not be typical of the charges a particular policy owner will pay. Your policy's rider specifications pages will indicate the costs applicable to your policy.
* The monthly calculation day is the day each month on which we assess these charges. The monthly calculation day is the same date each month beginning with the policy date.


The table below shows the minimum and maximum fees and expenses as a percentage of daily net assets, for the year ended December 31, 2008, charged by the funds that you may pay indirectly during the time that you own the contract. Total Annual Fund Operating Expenses are deducted from a fund's assets and include management fees, distribution fees, distribution and/or 12b-1 fees, and other expenses but do not include any redemption fees that may be imposed by various funds. More detail concerning each of the fund's fees and expenses is contained in the prospectus for each fund.


                     Total Annual Fund Operating Expenses


                                                   Minimum Maximum
              Gross Annual Fund Operating Expense   0.33%   1.98%
              Net Annual Fund Operating Expenses    0.33%   1.78%



/1/ Phoenix Variable Advisors, Inc, advisor to the Phoenix Edge Series Fund, and other advisors and/or other service providers to the funds have contractually agreed to reduce the management fees or reimburse certain fees and expenses for certain funds. The Gross Annual Fund Operating Expenses shown in the first row of the table do not reflect the effect of any fee reductions or reimbursements. The Net Annual Fund Operating Expenses shown in the second row reflect the effect of fee reductions and waiver arrangements that are contractually in effect at least through May 1, 2010. There can be no assurance that any contractual arrangement will extend beyond its current terms and you should know that these arrangements may exclude certain extraordinary expenses. See each fund's prospectus for details about the annual operating expenses of that fund and any waiver or reimbursement arrangements that may be in effect.

Phoenix Life Insurance Company
--------------------------------------------------------------------------------


In this prospectus, the "Company," "we," "us," and "our" refers to Phoenix Life Insurance Company or "Phoenix Life." Phoenix is a life insurance company, which is wholly owned by The Phoenix Companies, Inc. ("PNX"). Phoenix Life sells variable life insurance and annuity products to individual and institutional customers. Phoenix Life is organized as a New York stock company. Our executive and administrative office is at One American Row, Hartford, CT 06103-2899. Our New York principal office is at 31 Tech Valley Drive, East Greenbush, New York 12061.

Obligations under the contracts are obligations of Phoenix Life. You may make contributions to the Guaranteed Interest Account or "GIA"/1/ which is supported by the assets in Phoenix Life's general account. Such contributions are not invested in the Separate Account. The GIA is part of the general account of Phoenix Life (the "General Account"). The General Account supports all insurance and annuity obligations of Phoenix Life and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. For more complete information, see the "Guaranteed Interest Account" section below.

Policy Guarantees
Any guarantee under the policy, such as interest credited to the GIA or any guarantees provided by a rider to your variable life policy are paid from our general account. Therefore, any amounts that we may pay under the policy as part of a guarantee are subject to our long-term ability to make such payments. The assets of the Separate Account are available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the policies supported by it.

Under New York law, insurance companies are required to hold a specified amount of reserves in order to meet the policy obligations of their general account to policy owners. State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that an insurer could incur as the result of its own investment of its general account assets, which could include bonds, mortgages, general real estate investments, and stocks. Useful information about Phoenix's financial strength, including information on our general account portfolio of investments, may be found on our website located under "About Us"/"Financial Strength" along with information on ratings assigned to us by one or more independent rating organizations. Additionally, the consolidated financial statements and financial schedules from PNX and subsidiaries' Annual Report on Form 10-K for the year ended December 31, 2008, may also be found on our website, pheonixwm.com, or a copy of any of the above referenced documents may be obtained for free by calling VULA.


Phoenix Life Variable Universal Life Account
--------------------------------------------------------------------------------


Phoenix Life established the Phoenix Life Variable Universal Life Account ("Separate Account") as a separate account under New York insurance law on June 17, 1985. The Separate Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management, investment practices or policies of the Separate Account or of the Company.

The Separate Account purchases shares in mutual funds called "underlying funds." The Separate Account is divided into sections called "investment options." There is a corresponding investment option for each underlying fund in which the Separate Account invests. You do not invest directly in the underlying funds. Instead, the policy value you allocate to the Separate Account purchases "units" of the Separate Account. The units are allocated to the investment options of your choice. Each time you buy units of the Separate Account, the Separate Account purchases shares of the corresponding underlying fund. The value of your units will vary. Please refer to "Policy Values" for more details on unit values and to "the Underlying Funds" for more information about the funds.

Phoenix Life does not guarantee the investment performance of the Separate Account or any of its investment options. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. As policy owner, you bear the full investment risk for all monies invested in the Separate Account. Phoenix Life insurance Company is obligated to pay all amounts contractually owed under the policies.

The Separate Account has several investment options with varying degrees of investment risk. You may make contributions to the Separate Account but you assume all of the investment risk for the policy value that you contribute and allocate to the Separate Account. Under New York law these Separate Account assets are segregated from our general account and all income, gains or losses, whether or not realized, must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses from any other business or activity of the insurer. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that an insurer conducts and as such are insulated from the creditors of the insurer.

We reserve the right to add, remove, modify, or substitute underlying funds in which the Separate Account invests.

Your registered representative should provide you with a copy of this prospectus at the time you apply for a policy. You may obtain a copy of the underlying fund prospectuses by calling the VULA at the phone number located on the front page of this prospectus. Additionally, we will provide a copy of these prospectuses when you have purchased the policy. We will provide you updated prospectuses for your policy and the underlying funds at least annually.

Performance History
We may choose to include performance history of the investment options or the underlying funds in advertisements, sales literature or reports. Performance information about each investment option is based on past performance and is not an indication of future performance.


Voting Rights
--------------------------------------------------------------------------------

We legally own all fund shares held by the investment options. We vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the investment options. We may decide to vote the shares in our own right should the law change to permit us to do so.

While your policy is in effect, you may provide us with voting instructions for each investment option in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in an investment option to the total number of votes attributable to the investment option. When determining the number of votes, fractional shares will be recognized.

We will send you, or if permitted by law, make available electronically, proxy material, reports and other materials relevant to the investment options in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions. This process may result in a small number of policyowners controlling the vote.

We may ask you to provide voting instructions for such items as:

1)the election or removal of the fund's Trustees;

2)the ratification of the independent accountants for the fund;

3)approval or amendment of investment advisory agreements;

4)a change in fundamental policies or restrictions of the series; and

5)any other matters requiring a shareholder vote.

You may obtain any available fund prospectuses by contacting us at the address and telephone number given on page one.

The Variable Investment Options
--------------------------------------------------------------------------------

You choose the variable investment options to which you allocate your premium payments. These variable investment options are investment options of the Separate Account. The investment options invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products, or directly to tax qualified plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, or directly to tax qualified plans, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the underlying fund, and you should not compare the two.

The underlying funds offered through this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the underlying fund or an affiliate of the underlying fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the underlying fund, the underlying fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity (or life) product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include underlying funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the company's selection criteria.

Each underlying fund is reviewed periodically after having been selected. Upon review, the Company may remove an underlying fund or restrict allocation of additional premium payments to an underlying fund if the Company determines the underlying fund no longer meets one or more of the criteria and/or if the underlying fund has not attracted significant policy owner assets.

In addition, if any of the underlying funds become unavailable for allocating premium payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the policy, we may substitute another variable investment option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new variable investment options available.

You will find detailed information about the underlying funds and their inherent risks in the current prospectuses for the underlying funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the underlying funds will meet its investment objectives. Copies of the fund prospectuses may be obtained by contacting us at the address or telephone number provided on the first page of this prospectus.

Administrative, Marketing and Support Service Fees
The Company and the principal underwriter for the policy have entered into agreements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the underlying funds under which the Company and the principal underwriter for the policies receive payments. We have also entered into agreements with the Phoenix Edge Series Fund and its advisor, Phoenix Variable Advisors, Inc., with whom we are affiliated. These agreements compensate the Company and the principal underwriter for the policies for providing certain administrative, marketing, or other support services to the underlying funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the policies incur in promoting, issuing, distributing and administering the policies. As stated previously, such payments are a factor in choosing which funds to offer in the Company's variable products. These payments may be significant and the Company and its affiliates may profit from them.


The payments are generally based on a percentage of the average assets of each underlying fund allocated to the variable investment options under the policy or other policies offered by the company. The Phoenix Edge Series Fund pays flat fee to Phoenix Life Insurance Company. The amount of the fee that an underlying fund and its affiliates pay the company and/or the company's affiliates is negotiated and varies with each underlying fund. Aggregate fees relating to the different underlying funds may be as much as 0.40% of the average net assets of an underlying fund attributable to the relevant policies. The flat fee rates may be as much as $1.6 million. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an underlying fund out of its assets as part of its total annual operating expenses and is not paid directly from the assets of your variable insurance policy.

These payments reflect in part the administrative service expense savings derived by the funds by having a sole shareholder rather than multiple shareholders in connection with the Separate Account's investments in the funds.

These administrative services may include but are not limited to soliciting applications for Variable Contracts issued by the Company, providing information about the funds from time to time, answering questions concerning the funds, including questions respecting Variable Contract owners' interests in one or more of the funds, distributing, printing, and mailing of: the underlying funds' prospectus and any applicable supplement; annual and semi-annual reports; proxy materials (including tabulating and transmitting proxies executed by or on behalf of Variable Contract owner's); electronic and teleservicing support in connection with the funds; maintenance of investor records reflecting shares purchased, redeemed, transferred and share balances, and conveyance of that information to the fund.


The Guaranteed Interest Account (GIA)
--------------------------------------------------------------------------------

In addition to the Separate Account, you may allocate premiums or transfer values to the Guaranteed Interest Account. Amounts you allocate to the Guaranteed Interest Account are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we may, at our discretion, credit daily at an effective rate that is greater than the minimum. This minimum rate of return is 3%.

Your policy will be subject to a Maximum GIA Percentage that restricts investments into the Guaranteed Interest Account. The Maximum GIA Percentage will never be less than 20%. No more than the Maximum GIA Percentage of any premium payment may be allocated to the Guaranteed Interest Account.

You may make transfers into the Guaranteed Interest Account. The total amount you may transfer into the Guaranteed Interest Account in any policy year is limited to the Maximum GIA Percentage applied to the policy value held in the Separate Account at the beginning of that policy year. The first policy year is the one year period from the policy date up to, but not including, the first policy anniversary. Each succeeding Policy Year is the one year period from the policy anniversary up to, but not including, the next policy anniversary. However, at any time during the first eighteen months from the policy date, you may elect to transfer all assets held in the Investment Options to the non-loaned portion of the Guaranteed Interest Account. No charge will be made for any such transfer, regardless of the number of transfers previously made. Thereafter, transfers you make into the Guaranteed Interest Account are limited by the Maximum GIA percentage multiplied by the policy value held in the Separate Account at the beginning of that policy year.

You may only make transfers from the Guaranteed Interest Account during the first 30 days of a policy year. Total transfers from the Guaranteed Interest Account during that time are limited to the greater of:

  .  $1,000; or
  . 20% of the value of the non-loaned portion of the Guaranteed Interest Account as of the date of the transfer; or
  . the total amount transferred from the Guaranteed Interest Account during the previous policy year.

Transfers from the Guaranteed Interest Account may also be subject to other rules as described in this prospectus.

Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

Charges and Deductions
--------------------------------------------------------------------------------

General
Charges affect your policy value and the amount you may receive from your policy.

We make deductions to compensate us for our various expenses in selling, maintaining, underwriting and issuing the policy and guaranteeing the insurance benefits.

Charges Deducted from Premium Payments

Premium Expense Charge
We deduct a charge from each premium payment to the policy that we use to reimburse the Company for a variety of expenses we incur in selling and distributing the policy (e.g., commissions, advertising and printing). The maximum we will ever charge is 20% of each premium payment.

Periodic Charges

Monthly Charges
We make monthly deductions on the policy issue date and on each monthly calculation day thereafter from your policy value according to your specified allocation schedule. You initially choose this schedule in your application, but can change it later. Should the investment options on your schedule not be sufficient to pay the monthly deduction, unless we agree otherwise, we will proportionally deduct from the remaining investment options.

.. Monthly Administrative Charge. We assess this monthly charge as compensation for the expenses we incur in administering your policy. This charge reimburses us for such services as billing and collections, monthly processing, updating daily values and communicating with policyholders. We will not deduct this charge after the policy anniversary following the insured's 121/st/ birthday.

  We currently charge each policy $10 per month, but reserve the right to charge up to $20 per month.

.. Cost of Insurance. We determine this charge by multiplying the appropriate cost of insurance rate by the net amount at risk. The net amount at risk is the difference between your policy's death benefit and your policy value. We generally base our rates on the insured person's gender, attained age and risk class. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

  We base the actual monthly cost of insurance charge on what we expect our future investment earnings, mortality experience, persistency and expenses will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are equal to 100% of the 2001 Commissioners Standard Ordinary ("CSO") Mortality Table for policies issued with Full Underwriting and 125% of the 2001 CSO for policies with Guaranteed or Simplified Underwriting.

  We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age and risk class whose policies have been in force for the same length of time. We currently insure lives as either standard risk class or a risk class involving a higher mortality risk. We determine your risk class based on your health and the medical information you provide. For otherwise identical policies, lives in the standard risk classes will have a lower cost of insurance than lives in the higher mortality risk classes. Nonsmokers will generally incur a lower cost of insurance than will similarly situated smokers.

  The type of underwriting chosen for your policy could have an effect on the cost of insurance rate applied to your policy. Under all types of underwriting, we will no longer deduct this charge after the policy anniversary following the insured's 121/st/ birthday.

.. Mortality and Expense Risk Fee. We assume a mortality risk that, as a whole, the people we insure may die sooner than expected. We would then pay greater total death benefits than we had expected.

  We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

  We also assume other risks associated with issuing the policies, such as incurring greater than expected costs incurred due to policy loans.

  If our policy-related expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this fee. We may use profits from this fee for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

  Your policy will pay a mortality and expense risk fee equal to a percentage of the investment option value on each monthly calculation day. We reserve the right to increase the mortality and expense risk fee up to a Guaranteed Maximum rate of 0.90% on an annual basis during all policy years.

  We do not collect the mortality and expense risk fee on amounts held in the Guaranteed Interest Account.

.. Cost of Optional Insurance Benefits (Riders). Some of the available rider benefits may incur an additional monthly charge. These options are available only if approved in your state.

  The Phoenix Executive VUL(R) policy has two riders available at no additional charge:

  .  Exchange of Insured Rider
  .  Enhanced Surrender Value Rider (limited availability)

  We charge for providing benefits under the following riders:

  . Level Term Rider. We charge the applicable cost of insurance rates for the "net amount at risk" attributable to the rider.
  . Overloan Protection Rider. We charge for this rider at the time the overloan protection is utilized. The charge for this rider is equal to a percentage of the policy value.

.. Coverage Charge. The coverage charge is a monthly charge assessed on the base face amount primarily to help reimburse us for sales costs. The coverage charge is assessed on the base face amount during the first ten policy years. To determine this charge, we multiply the amount of base face amount at issue by a monthly rate that varies with the insured's gender, issue age, risk class and death benefit option at issue.

  The coverage charge is established at policy issue; it is not changed by decreases, withdrawals or other transactions that may affect the face amount of the policy after the policy date. However, a separate 10-year coverage charge applies to each coverage layer. This charge is determined by multiplying the amount of the increase in face amount by the applicable monthly rate which varies based on the insured's gender, death benefit option, attained age and risk class at the time each layer is added.

.. Loan Interest Charged. We charge your policy for outstanding loans. The rate we charge your policy loan may be higher than the rate we credit the loaned portion of the Guaranteed Interest Account.

  Our maximum guaranteed interest rate is 8.00%, however we guarantee the maximum cost to the policy will never exceed 2.00%, i.e., if we were charging 8.00%, we would credit 6.00%.

  Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest when we calculate the death benefit.

Conditional Charges
We impose some other charges only if certain events occur:

.. Withdrawal Fee. We do not currently charge for withdrawals, but we reserve the right to deduct $25.00 for each withdrawal.

  We would begin to impose this charge if necessary to offset the costs associated with processing withdrawals.

.. Transfer Charge. Currently we do not charge for transfers between investment options, however we reserve the right to charge up to $10 for each transfer after the first twelve transfers. If we impose a transfer charge, the minimum number of transfers we allow per policy year without charge may vary by state, but will be no fewer than two per policy year.

Other Charges

.. Daily Tax Fee. We currently do not charge for taxes, however, we reserve the right to charge the approximate amount of taxes and reserves for taxes on investment income and realized and unrealized capital gains and any other amount as may be assessed as a result of a change in any tax laws.

.. Fund Charges. As compensation for investment management services to the funds, the advisors are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each series. These fund charges and other expenses are described more fully in the respective fund prospectuses.

The Policy
--------------------------------------------------------------------------------


The number of units credited to an investment option of the Separate Account will be determined by dividing the portion of the net premium applied to that investment option by the unit value of the investment option on the payment date.

The Contract
The policy and attached copy of the application are the entire contract. Only statements in the application can be used to void the policy. The statements are considered representations and not warranties. Only an executive officer of Phoenix can agree to change or waive any provisions of the policy.

Suicide
We will stop and void the policy if the insured person commits suicide within two years of the policy issue date. We will then return the policy value less any outstanding loans and refund any monthly deductions other than fees and charges.

Incontestability
We may not contest this policy or any attached rider after it has been in force for 2 years provided the person insured is alive during that time. However, if the policy is reinstated or if there is any increase in face amount then the death benefit payable under the reinstated policy or the face amount increase may be limited if any insured commits suicide within certain time periods specified by state law, generally two years from the date that the policy was reinstated or a face amount increase was made.

Additionally, we may contest a policy for certain misstatements made in any application for reinstatement or for any face amount increase within the two year period following the reinstatement or face amount increase. If we contest the policy on this basis, we will only pay the sum of all monthly deductions taken under the policy for the contested face amount and any premium we required for the contested face amount, whichever is greater.

Also, if any insured's age or gender was misstated in the application for reinstatement or face amount increase, we will adjust the amount of any death benefit as described in the policy. Upon adjustment, the death benefit will be the amount provided by the most recent monthly insurance charges using correct age and gender for the particular insured.

Misstatement of Age or Sex In the Application
If you incorrectly state the age or gender of the insured person we will adjust the death benefit to reflect the correct cost of insurance rate. The adjusted death benefit will equal the coverage our most recent cost of insurance deduction would provide based on the correct personal information.

Surplus
This nonparticipating policy does not pay dividends. You will not share in Phoenix' surplus earnings.

Reduction in Charges
Each policy is available for purchase by individuals and groups. We may reduce or eliminate the mortality and expense risk charge, monthly administrative charge, monthly cost of insurance charges, surrender charges, if any, or other charges normally assessed where we expect that the factors below will result in savings of sales, underwriting, administrative or other costs.

Eligibility for the amount of these reductions will be determined by a number of factors including:

..  the number of insureds,

..  total premiums expected to be paid,

..  total assets under management for the policyowner,

..  the nature of the relationship among individual insureds,

..  the purpose for which the policies are being purchased,

.. where there is a preexisting relationship with us, such as being an employee of Phoenix or its affiliates and their spouses; or employees or agents who retire from Phoenix or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements,

.. internal transfers from other policies or contracts issued by the company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the company or an affiliate, and

.. other circumstances which in our opinion are rationally related to the expected reduction in expenses.

Any variations in the charge structure will be determined in a uniform manner, reflecting differences in costs of services and not unfairly discriminatory to policyholders.


Contract Rights

Owner
The owner is the person who applies for the policy and who will generally make the choices that determine how the policy operates while it is in force. When we use the terms "you" or "your" in this prospectus, we are referring to the owner or, if the policy was issued as a group policy, we are referring to the certificate holder. If, during the existence of the policy, a third party offers you consideration to transfer ownership of your policy or any interest in your policy, including by means of a collateral or absolute assignment to such third party, we, or one of our affiliates, may have the right to offer compensation for your policy before we process the transfer in ownership. We will require information that is necessary for us to determine the amount of such consideration we will offer for your policy. We may require evidence of the amount and validity of the offer. If we offer you consideration for your policy, and you accept, we will process your acceptance upon receipt in good order at our servicing office.

Insured
The Insured is the person on whose life the policy is issued. You name this person in the application for the policy. The person to be insured must be at least 18 years old. In general, the maximum ages we insure are:

  .  85 for policies with Full Underwriting;
  .  70 for policies with Simplified Issue Underwriting; and
  . 65 for policies with Guaranteed Issue Executive Underwriting and Guaranteed Issue Non-Executive Underwriting (reduced face amounts above age 60 for policies with Guaranteed Issue Underwriting).

We may require that you provide evidence that the person to be insured is insurable. This could require a medical examination.

Beneficiary
The beneficiary is the person you name in the application to receive any death benefit. You may name different classes of beneficiaries, such as primary and contingent. These classes will set the order of payment.

Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies by sending a written request to us. Generally, the change will take effect as of the date your request is signed.

If no beneficiary is living when the person insured dies we will pay you the death benefit, unless you have given us other instructions; or, if you are no longer living, we will pay the death benefit to your estate.

Contract Limitations

Assignment
You may assign the policy. We will not be bound by such assignment until we receive a written copy of the assignment, nor will we be liable for any payment we make before then. We assume no responsibility for determining whether an assignment is valid.

Purchasing a Policy

Underwriting Procedures
We may issue policies on a "case" basis, which is a method for grouping related policies (e.g. through the same employer) for underwriting purposes. We may, however, consider a single policy as a case. The type of underwriting determines cost of insurance rates, certain features, proof of insurability criteria and range of issue ages.

The type of underwriting we provide for the case for which your policy is a part could have an effect on the cost of insurance rates we assess on a policy. The types of underwriting we offer for these policies and the minimum number of people insured for each are:

  .  Full Underwriting (One life or more);
  .  Simplified Issue Underwriting (Generally, ten lives or more);
  . Guaranteed Issue Executive Underwriting (Generally, ten lives or more); and . Guaranteed Issue Non-Executive Underwriting (Generally, ten lives or more).

We base our rates on the insured person's gender, attained age, underwriting type and risk class. We may require certain medical information in order to determine the risk class of the person to be insured. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

We retain the right to refuse to process your application within seven days after we receive it. We retain the right to decline to issue your policy even if we have approved your application for processing. We will accept payment at the time the policy is issued.

Eligible Purchasers

You may purchase a policy on the life of any person provided you have an insurable interest in the life to be insured. In certain situations you may need to provide the insured written notice of the policy and obtain the written consent of the person to be insured. The specifics of insurable interest are based on state laws. The requirements for notice to the insured and consent from the insured are detailed in state laws and the Internal Revenue Code, section 101(j).


Minimum Death Benefit
The policy has a minimum death benefit in order to qualify as life insurance under current federal tax law.

You must choose between the two methods used to determine the minimum death benefit when you purchase the policy. Your choice is irrevocable:

1)The Cash Value Accumulation Test determines the minimum death benefit by multiplying the policy value by the minimum death benefit percentage. The percentages depend on age and gender.

2)The Guideline Premium Test determines the minimum death benefit as a percentage of policy value, but the percentage varies only with age.

Minimum Initial Premium
We require a minimum premium on a case basis of $100,000.

Minimum Face Amount
We require a minimum face amount of $50,000 per policy ($100,000 for policies with preferred issue underwriting).

Premium Payments
Phoenix Executive VUL(R) is a flexible premium variable universal life insurance policy. It has a death benefit, net surrender value and a loan privilege, as does a traditional fixed benefit whole life policy. The policy differs from a fixed benefit whole life policy, however, because you may allocate policy value to one or more investment options of the Separate Account or the Guaranteed Interest Account. Each investment option of the Separate Account, in turn, invests its assets exclusively in a portfolio of a fund. The policy value varies according to the investment performance of the investment portfolio to which policy value has been allocated.

The minimum initial premium is due on the policy date. The insured must be alive when the initial premium is paid. We will not apply your initial premium payment before we approve you for coverage. If you submit the initial premium payment before we make a coverage determination, we will deposit your premium into a non-interest bearing account. You should deliver the initial premium payment to your registered representative, who will forward it to our underwriting department.

We will generally allocate the initial premium, less applicable charges, according to your instructions on the business day we approve you for coverage assuming we have received your completed application in good order. "Good Order" means that we have received all necessary documents and properly completed forms at the designated office.


A business day is every day the New York Stock Exchange ("NYSE") is open for trading and Phoenix is open for business. A business day does not include those days in which transaction processing may be postponed for the following reasons


1.the NYSE is closed or may have closed early;
2.the SEC has determined that a state of emergency exists; or 3.on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each business day, the value of the Separate Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time).

The portion of any premium payment that you may allocate to the Guaranteed Interest Account is limited to the Maximum GIA Percentage shown in the policy.

We reduce premium payments by the premium expense charge before we apply them to your policy. We will apply this net premium among your chosen investment options. We will buy any investment option units at the investment option unit values next calculated after we receive the premium.

We establish maximum premium limits and may change them from time to time. You may make additional premium payments at any time prior to the policy anniversary following the insured's 121/st/ birthday.

The minimum premium payment during a grace period is the amount needed to prevent policy lapse. At all other times the minimum acceptable payment is $100. You may send additional premium payments to the address given on page one of this prospectus.


The policy will have a total premium limit determined by the Internal Revenue Code definition of life insurance test chosen in the application. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, the policy owner will receive the excess, with interest at an annual rate of not less than 3%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. To pay such refund, amounts taken from each investment option or the Guaranteed Interest Account will be done in the same manner as for monthly deductions. Such refund of excess premium will not be subject to a withdrawal charge. You may write to us and give us different instructions regarding the excess premium. The total premium limit under the Internal Revenue Code may be increased if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations. At all times, we may adjust the death benefit or refund excess premiums in order to ensure that the policy meets the "Definition of Life Insurance" requirements of the Internal Revenue Code.

We may delay the application of a subsequent premium payment if applying it would cause the policy to become a MEC. Generally, we will apply the portion of the subsequent premium payment that will not cause the policy to become a MEC and we will refund the balance to you. However, if we receive a subsequent premium payment that will cause the policy to become a MEC within 20 days prior to the policy anniversary date, we will hold the portion of the subsequent premium payment that would cause MEC status. We will apply the remaining portion on the policy anniversary date when it can be applied without creating a MEC. If it is your intention to create a MEC or if you would like the portion of the premium payment that will create a MEC returned to you, you must notify us in writing within thirty days of the policy anniversary date. If you intend to create a MEC, you will be required to sign a form acknowledging that you understand the tax consequences of MEC status.

For policies in which a material change impacting the 7-pay limit or 7-pay period occurred, if the material change caused the start of the 7-pay year to no longer coincide with the policy anniversary, the procedure described above for holding payments may not apply. Generally speaking, the 7-pay limit and 7-pay period are measures of the amount of premium that can be paid into a life insurance contract without causing the contract to become a MEC under federal tax law. For additional information about the 7-pay test, see the "Modified Endowments Contracts" section of this prospectus.


Your Right to Cancel

State law provides a policy owner with a right to return and cancel the policy for a limited period, generally 10 days, following receipt of the policy. Should you elect to return your policy under your right to cancel, we will treat your policy as if we had never issued it.

The amount of premium refund you will receive depends on the law of the policy's issue state. Depending on the law of the issue state, the refund will equal either:

..  the policy's value on the date of cancellation; or

.. the greater of (a)premium paid less certain amounts deducted from the policy or (b) policy value less any applicable surrender charges.

For states that require the refund of policy value, we will return the sum of the following as of the date we receive the returned policy:

..  the current policy value less any debt; plus

..  any monthly deductions and other charges made under the policy.

For policies issued in states that require the full premium, less any amount surrendered or withdrawn to be refunded upon cancellation during the right to cancel period ("return of premium states"), and policies issued in certain states pursuant to applications which indicate that the policy is intended to replace existing insurance, if the policy has been issued with the Temporary Money Market Amendment, we temporarily allocate the entire issue premium paid less applicable charges (along with any other premiums paid during your right to cancel period) to the money market investment option of the Separate Account. At the expiration of the right to cancel period, the policy value of the money market investment option is allocated among the investment options of the Separate Account and to the Guaranteed Interest Accounts in accordance with your premium allocation instructions in effect. The amount returned upon policy cancellation for a policy issued in a return of premium state will equal any premiums paid less any debt and less any partial surrender amounts paid.


We temporarily allocate the entire initial premium paid less applicable charges (along with any other premiums paid during your right to cancel period) to the money market investment option of the Separate Account. At the expiration of the right to cancel period, the policy value of the money market investment option is allocated among the investment options of the Separate Account and to the Guaranteed Interest Account in accordance with your premium allocation instructions in effect. The amount returned upon policy cancellation will equal any premiums paid less any debt and less any withdrawal amounts paid.

Amendments to Policies
Policies may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes, which generally apply to new issues of the policy only. Changes in the policies may need to be approved by Policy Owners and state insurance departments. A change in the policy that necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC. We will notify you if such a change to the prospectus occurs. You can request a copy of the Statement of Additional Information at any time by calling the VULA.

General
--------------------------------------------------------------------------------

Policy Values

How the Value of Your Policy is Calculated
Your policy value is the sum of the policy's values in the investment options of the Separate Account, and the value in the Guaranteed Interest Account.

We will calculate your policy value on each business day. If we receive your premium payment or transaction request in good order prior to the close of the business day, we will process that premium or transaction using the unit values determined following the close of the NYSE for that day. If we receive your premium or transaction request after the close of the business day, we will process that premium or transaction using the unit values calculated for the next business day. If a scheduled transaction falls on a non-business day, we will process it as of the next business day.


Before applying a premium payment to your account, we first test to determine if the payment will cause the contract to fail to satisfy the Internal Revenue Code's definition of life insurance. If the premium would cause a failure, we will not apply it to the contract. We will either return the excess premium to you or, with your approval, hold it in a suspense account for up to 20 days if it can be applied without causing the contract to fail within the 20 day time period.


Separate Account Policy Value
On each business day, the Separate Account policy value is the total of your policy values in each investment option of the Separate Account. When you make a premium payment, and have amounts allocated to the investment options of the Separate Account, we credit your policy with accumulation units. Your net premium purchases units of each Separate Account investment option to which you have allocated premium. We determine the number of accumulation units to credit to each Separate Account investment option by dividing the amount of the net premium payment by the unit value of that Separate Account investment option. The value of a unit of the Separate Account investment options varies from business day to business day. Changes in the accumulation unit value reflect the investment performance of the underlying fund and the fund's fees and expenses. On each monthly calculation date, we deduct the mortality and expense risk charge from the Separate Account policy value.

Policy transactions that involve amounts allocated to the Separate Account investment options, including loans, withdrawals, and transfers are effected by purchasing and selling the units of the investment options.

Guaranteed Interest Account Policy Value
If you allocate premium or transfer money to the Guaranteed Interest Account, your policy value includes the value of those amounts. The amount you allocate or transfer to the Guaranteed Interest Account will earn interest at the rates we declare from time to time. Currents rates may vary based on state requirements. You may determine the current crediting rates for the Guaranteed Interest Account by contacting the VULA at the number shown on the first page of this prospectus. Your policy value in the Guaranteed Interest Account is not subject to the mortality and expense risk charge. Otherwise, all policy charges apply to this portion of the policy value.

Policy Face Amount and Death Benefit
The policy provides for a base face amount, which is the amount of coverage you select in your policy application and any increases to that face amount, subject to our minimum and maximum face amounts for this policy. Additionally, at the time you apply for the policy, you may also apply for additional face amount coverage by applying for a Level Term Rider. The total face amount for each insured is the sum of the base face amount and any coverage provided by a Level Term Rider.

Persistency Bonus
If your policy remains in force on and after the Persistency Bonus Start Date shown on your policy schedule pages, a bonus may be credited to the unloaned policy value each month. It is a percentage of the unloaned value. The credit will vary by policy year and will be credited to the policy in the same proportion as the current premium allocation. This persistency bonus is not guaranteed. We reserve the right to discontinue the persistency bonus at any time.

Postponement of Payments
We may postpone payment of surrenders, withdrawals, policy loan or death benefits in excess of the initial face amount under any of the following circumstances:

.. We may postpone for up to six months, payment for any transaction that depends on the value of the Guaranteed Interest Account;

.. We may postpone payment whenever the NYSE is closed other than for customary weekend and holiday closings, trading on the NYSE is restricted, on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day); or

.. When the SEC decides an emergency exists and the sale of securities or the determination of the value of securities in the Separate Account is not reasonably practicable.

Transfers also may be postponed under these circumstances.

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances require us to block a policy owner's ability to make certain transactions and, as a result, we may refuse to accept requests for transfers, withdrawals, surrenders or death benefits, until we are so instructed by the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

Alternative Delivery
You may request that we deliver your policy and/or certificate(s), including the schedule pages, riders and endorsements by means of an alternative electronic medium acceptable to us.

Surrenders and Withdrawals

Surrenders
You may surrender the policy for its net surrender value at any time as long as insured person is living and the policy is in force. A policy's net surrender value is the policy value less any applicable charge and less any unpaid policy loans and interest. The amount available for surrender will be the net surrender value at the end of the business day on which we receive the policy and the written surrender request in a form satisfactory to us at VPMO.

If the Enhanced Surrender Value rider is in effect for your policy, the amount payable for full surrender will be determined in accordance with the rider provisions. See "Other Available Policy Benefits", "Riders We Make a Part of the Policy at Issue."

Withdrawals
You may receive a part of the policy's net surrender value by submitting a written request for a withdrawal to VPMO. You may request one withdrawal per policy month.

We do not permit withdrawals of less than $500 (if required by your state, a lower minimum will be shown on the policy's specifications pages), if the resulting death benefit would be less than the policy's minimum face amount as shown on the specifications pages for the policy, or if the withdrawal would reduce the net surrender value to zero. We may require you to withdraw the entire value allocated to an investment option if the withdrawal would result in a value below $500 in that investment option.

You may choose in what proportions we deduct the following amounts from among your investment options. If you do not choose, we will make the deductions in the same manner as for monthly deductions.

A withdrawal will reduce your policy value by the sum of the:

.. Withdrawal Amount--the portion of the net surrender value you choose, but not less than $500; plus

..  Withdrawal Fee--currently set at $0 (not to exceed $25)

We will reduce your policy's net surrender value by the withdrawal amount. Additionally, if your policy has Death Benefit Option A or Death Benefit Option C, we will reduce your policy's total face amount, unless at the time the withdrawal is to be processed, your policy is within the cash value corridor defined by the IRC test you have selected for your policy. For more information about these tests, see "Tax Considerations."

For Death Benefit Option A, we will reduce the policy's total face amount by the amount of the withdrawal. For Death Benefit

Option C, we will reduce the policy's total face amount by the withdrawal amount, but only once cumulative withdrawals taken are greater than the cumulative premiums paid.

Any reduction in face amount resulting from a withdrawal will be processed by first reducing the level term face amount, unless otherwise specified in the request, then reducing any coverage layers that have been added to the policy beginning with the layer most recently added, and finally reducing the base face amount.


For your protection, we require a signature guarantee for surrenders, partial withdrawals, or loans (if your policy provides for loans) over $100,000.


Other Available Policy Benefits
--------------------------------------------------------------------------------

When you apply for a policy, you can request any of the optional benefit riders we then make available. Our rules and procedures will govern eligibility for any rider. Each rider contains specific details you should review in selecting your coverage. Riders we offer as optional riders have separate monthly charges as shown in the "Fee Tables" of this prospectus.

Optional Riders
We currently make the optional riders listed below available with the policy. We may also add, delete or modify the list of optional riders.

.. Level Term Rider: This rider allows you to purchase additional term insurance on the person insured under the policy. The initial rider death benefit is limited to ten times the policy's base face amount. The policy's total face amount, including any Level Term Rider attached to the policy, is subject to our maximum face amount limit. You elect this rider and the level term face amount when you apply for the policy. Coverage provided by this rider has its own cost of insurance. You may terminate this rider or may decrease the coverage amount, subject to our policy face amount minimum decrease of $25,000, unless we agree otherwise, by submitting the proper written request to the VPMO. You may also, subject to certain restrictions detailed in the rider, increase the coverage amount by submitting the proper written request to the VPMO. Any requested increases must be applied for on a supplemental application and will be subject to evidence of insurability satisfactory to us.

Riders We Make Part of the Policy at Issue
We also attach certain riders to the policy automatically at issue. These riders do not have separate monthly charges, however, a transaction fee is charged when you exercise the Overloan Protection rider. We may add, modify or delete riders available with this policy for new policies.

.. Enhanced Surrender Value Rider: This rider provides a surrender value enhancement in addition to the net surrender value upon full surrender of the policy in the early policy years. The surrender value enhancement is based on a percentage of qualified premiums paid and is dependent on the relationship of qualified premium paid to Target Premium. Target Premium is a value we calculate based on certain assumptions and use to ensure that the Base face amount of your policy is properly endowed. It is equal to a certain percentage of actual premium paid (not to exceed Target Premium) plus a certain percentage of premiums in excess of Target Premium. See your rider for applicable percentages. The more that actual premiums paid exceed Target Premium, the greater the surrender value enhancement. Withdrawals and loans will reduce the surrender value enhancement. We automatically attach this rider to policies that are part of a qualifying case without regard to other underwriting criteria. A case must meet all of our issue criteria in order to qualify for this rider. We do not add the enhancement to policies that are surrendered in exchange for another insurance contract (Section 1035 exchanges).

In the example below, assume that the target premium for your policy is $1,000 and that your paid premium for the first eight policy years is in the amount listed for each year. The following example shows the resulting Qualifying and Cumulative Premiums and the calculation of the Target Enhancement, Excess Enhancement and Total Enhancement based upon the applicable Target and Excess Enhancement percentages. The Total Enhancement column shows the surrender value enhancement you would receive if you surrendered your policy at the end of the applicable policy year.

------------------------------------------------------------------------------------------
            Column A         Column B     Column C       Column D   Column E    Column F
------------------------------------------------------------------------------------------
                                         Qualifying                              Target
             Target                        Premium      Cumulative   Target    Enhancement
Policy       Premium           Paid   (lesser of Column Qualifying Enhancement (Column Dx
 Year  (See Illustration/4/) Premium   A or Column B)   Premium/1/ Percentage   Column E)
------------------------------------------------------------------------------------------
  1          $1,000           $1,500       $1,000         $1,000     10.600%      $106
------------------------------------------------------------------------------------------
  2          $1,000           $  800       $  800         $1,800      9.225%      $166
------------------------------------------------------------------------------------------
  3          $1,000           $1,200       $1,000         $2,800      7.850%      $220
------------------------------------------------------------------------------------------
  4          $1,000           $1,500       $1,000         $3,800      6.475%      $246
------------------------------------------------------------------------------------------
  5          $1,000           $1,500       $1,000         $4,800      5.100%      $245
------------------------------------------------------------------------------------------
  6          $1,000           $1,500       $1,000         $5,800      3.400%      $197
------------------------------------------------------------------------------------------
  7          $1,000           $1,500       $1,000         $6,800      1.700%      $116
------------------------------------------------------------------------------------------
  8          $1,000           $1,500       $1,000         $7,800      0.000%      $  0
------------------------------------------------------------------------------------------

        ----------------------------------------------------------------
                      Column G
                     Qualifying
                       Excess       Column H                Column J
                       Premium     Cumulative  Column I      Excess
                      (Column B    Qualifying   Excess     Enhancement
        Policy       above minus     Excess   Enhancement  (Column Hx
         Year      Column C above) Premium/2/ Percentage    Column I)
        ----------------------------------------------------------------
          1             $500         $  500        3%          $15
        ----------------------------------------------------------------
          2             $  0         $  500        2%          $10
        ----------------------------------------------------------------
          3             $200         $  700        1%          $ 7
        ----------------------------------------------------------------
          4             $500         $1,200        0%          $ 0
        ----------------------------------------------------------------
          5             $500         $1,700        0%          $ 0
        ----------------------------------------------------------------
          6             $500         $2,200        0%          $ 0
        ----------------------------------------------------------------
          7             $500         $2,700        0%          $ 0
        ----------------------------------------------------------------
          8             $500         $3,200        0%          $ 0
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        Policy                                                Total
         Year                                             Enhancement/3/
        ----------------------------------------------------------------
          1                                                   $121
        ----------------------------------------------------------------
          2                                                   $176
        ----------------------------------------------------------------
          3                                                   $227
        ----------------------------------------------------------------
          4                                                   $246
        ----------------------------------------------------------------
          5                                                   $245
        ----------------------------------------------------------------
          6                                                   $197
        ----------------------------------------------------------------
          7                                                   $116
        ----------------------------------------------------------------
          8                                                   $  0
        ----------------------------------------------------------------

/1/ The Cumulative Qualifying Premium for a given year is the sum of the
    Qualifying Premium and the previous year's Cumulative Qualifying Premium. /2/ The Cumulative Qualifying Excess Premium for a given year is the sum of the
    Qualifying Excess Premium and the previous year's Cumulative Qualifying Excess Premium.
/3/ The Total Enhancement is the sum of the Target Enhancement and the Excess
    Enhancement.
/4/ The illustration is delivered with your policy package. It details the various characteristics of your policy, including Target Premium,

.. Exchange of Insured Rider. This rider allows the policyholder to exchange an existing policy for a new policy on the life of a substitute insured. You must have an insurable interest in the substitute insured and we may require you to provide proof of insurability. Subsequent charges for the policy will then be based on the new person insured by the policy. The policy's incontestability and suicide exclusion periods will begin anew from the date of the change.

  The total face amount of the new policy cannot be more than the face amount of the original policy.

  You will be required to pay an exchange adjustment if the value of the policy prior to the exchange is insufficient to provide a positive policy value following the exchange.

  Should the policy value be large enough to cause the death benefit to exceed the limitations for the new policy, we will use the excess policy value to reduce any outstanding loans, or return the excess in cash.

  You may be required to pay back a portion of any outstanding loans in order that the loan value of the new policy is within our set limits.


  Exercise of the Exchange of Insured Rider is a taxable event. For federal income tax purposes, when there is a change of insureds, it is treated as if the original policy was surrendered and a new policy acquired. Any gain in the policy at the time of the change of insureds is taxable to the policyholder at that time.


.. Overloan Protection Rider. This rider is designed to prevent a heavily loaned policy from lapsing. It is automatically made a part of any policy for which the Guideline Premium Test has been elected. For additional details, see the "Policy Loan" section of this prospectus.

  You should read the riders carefully for all their terms and conditions.

Policy Face Amount and Death Benefit
--------------------------------------------------------------------------------

The policy provides for a base face amount, which is the face amount you select in your policy application and any increases to that face amount.

Death Benefit Options and Minimum Death Benefit
The policy provides a choice of three death benefit options.

1.Death Benefit Option A will pay the policy's total face amount, but not less than the minimum death benefit on the date of the insured person's death.

2.Death Benefit Option B will pay the policy's total face amount plus the policy value but not less than the minimum death benefit on the date of the insured person's death. Death Benefit Option B is a variable death benefit. Because this death benefit option includes policy value, it will vary from day to day due to the performance of the investment options in which you have policy value

3.Death Benefit Option C will pay the policy's total face amount plus the Death
  Benefit Option C Increase Amount on the date of death of the insured or, if greater, the minimum death benefit on the date of the insured person's death. The Death Benefit Option C Increase Amount is equal to total premiums paid less total withdrawals, each accumulated at an annual effective rate equal to the Death Benefit Option C Interest Rate shown on your policy's specification pages. This increase amount is subject to a maximum and not less than zero. This option is only available at policy issue.


On the policy anniversary following the insured's 121/st/ birthday, we will change the Death Benefit Option to option A and the amount payable under this option will be the greater of the policy's total face amount or the policy value on the insured's date of death.

We will determine the minimum death benefit by increasing the policy value on the date of death using the applicable percentage as shown by a table in your policy. The applicable percentage will be based on the insured person's attained age at the beginning of the policy year in which death occurs.

Please refer to the section entitled "Withdrawals" for a description of situations in which a reduction in death benefit for withdrawals may not be on a dollar-for-dollar basis.

Changing the Death Benefit Option
Beginning in the second policy year, you may change the Death Benefit Option once per policy year prior to the policy anniversary following the insured's 121/st/ birthday. You may not change to Death Benefit Option C and may not change from Death Benefit Option C to Death Benefit Option B. We will not require evidence of insurability for a change in Death Benefit Option. A change in Death Benefit Option will become effective on the monthly calculation day on or next following the date we approve your written request for the change.

Changing from Death Benefit Option A to Death Benefit Option B decreases the face amount of the policy by the policy value as of the effective date of the option change.

Changing from Death Benefit Option B to Death Benefit Option A increases the face amount of the policy by the amount of policy value as of the effective date of the option change. Additional cost of insurance charges apply to the increased face amount.

Changing from Death Benefit Option C to Death Benefit Option A increases the total face amount of the policy by the Death Benefit Option C Increase Amount. Additional cost of insurance charges apply to the increased face amount.

Changing from Death Benefit Option A to Death Benefit Option B is generally desirable when hoping to offset the impact of inflation. Changing from Death Benefit Option B to Death Benefit Option A generally occurs as part of a pre-funding strategy. The desire is to reduce the cost of the Death Benefit going forward at the point in time when funding discontinues.

Changing the Policy Face Amount

Requests for Decrease in Face Amount
You may request a decrease in face amount at any time after the first policy year provided Death Benefit Option C is not in effect. Unless we agree otherwise, the decrease must be at least $25,000 and the base face amount remaining after the decrease must be at least $100,000. We will implement a requested face amount decrease by first reducing the term face amount, then reducing any coverage layers that have been added to the policy beginning with the layer most recently added, and finally reducing the base face amount.

All face amount decrease requests must be submitted on our form to the VPMO. Face amount decreases will be effective on the first monthly calculation day following the date we approve the request. Generally, there will be a pro-rata reduction of the cost of insurance charges as a result of a face amount decrease.

A reduction in face amount may have federal income tax consequences, including recognition of current income. Please consult your tax advisor prior to any reduction in face amount.

Requests for Increase in Face Amount
Unless Death Benefit Option C is in effect, you may request an increase to the base face amount at any time after the first policy year. An approved increase will be effective on the first policy anniversary after we approve the request.

The minimum face amount increase is $25,000 per increase. The amount of each increase will be considered a new coverage layer. Each coverage layer will have its own current cost of insurance charge. This charge will be based on the insured's gender, attained age, and risk class at the time the layer is added, as well as on the death benefit option in effect at the time the layer is added.

All face amount increase requests must be submitted on our form to the VPMO and will be subject to evidence of the insured's insurability according to our then current guidelines. We reserve the right to limit increases in face amount.

Effect of Loans, Withdrawals and Requested Decreases in Face Amount on Death Benefit
Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit. A withdrawal or a requested decrease to face amount generally decreases the death benefit. A requested decrease in face amount reduces the death benefit on the next monthly calculation day by the requested amount of the decrease.

A decrease in the death benefit may have tax consequences

Payment of Proceeds
--------------------------------------------------------------------------------

Surrender, Withdrawal and Death Benefit Proceeds
We will process death benefits, full surrenders and withdrawals at unit values next computed after we receive the written request for surrender or withdrawal, or due proof of death, provided the request is complete and in good order.

Payment of surrender, withdrawal or death proceeds usually will be made in one lump sum within seven days, unless another payment option has been agreed upon by you and us. We will pay interest on death proceeds paid in a lump sum at an interest rate as required by applicable state law. Such rate of interest is not necessarily the same rate of interest applicable to the GIA (see The Guaranteed Interest Account (GIA)). Payment of the death proceeds, however, may be delayed if the claim for payment of the death benefit needs to be investigated in order to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry.

Payment Amount
We will make a death benefit payment based on the death benefit option in effect at the time. The amount available to apply toward a death benefit is the amount payable under the effective Death Benefit Option plus any Level Term Rider benefits, reduced by any outstanding loans, accrued loan interest and by any charges due.

The amount available for a full surrender is the policy value reduced by any outstanding loans, accrued loan interest and by any charges due. A withdrawal must be at least $500.

Transfer of Policy Value
--------------------------------------------------------------------------------

Telephone Transfers
You may transfer your policy value among the available investment options and make changes to your premium payment allocations by telephone. You may write to VPMO or call VULA between the hours of 8:30 AM and 4:00 PM, Eastern Time. (The appropriate address and telephone number are on page 1.) The Company may discontinue either of these options and may provide other options at any time.

We will execute a written request the business day we receive it in good order at VPMO. We will execute transfers on the day you make the request except as noted below.

We do not charge for transfers at this time. However, we reserve the right to charge a fee of $10 for each transfer after your first twelve transfers in a policy year. Should we begin imposing this charge, we would not count transfers made under a Systematic Transfer Program toward the twelve-transfer limit.


You may permit your registered representative to submit transfer requests on your behalf. If you have authorized your registered representative to make transfers on your behalf, he or she may submit your transfer request in a batch of requests for multiple policy owners. Like an individual transfer request, the transfer request must be submitted in good order to be processed.


Phoenix and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will digitally store telephone instructions. You will receive written confirmation of all transfers. Phoenix and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that Phoenix and PEPCO reasonably believe to be genuine.

We may modify or terminate your telephonic transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

Transfer Restrictions

You may make only one transfer per policy year, and only during the first 30 days of the policy year, from the non-loaned portion of the Guaranteed Interest Account unless we agree to make an exception to this rule. The amount you may transfer from the non-loaned portion of the Guaranteed Interest Account is limited to the greatest of $1,000, 20% of the value of the non-loaned portion of the Guaranteed Interest Account or the total amount transferred from the Guaranteed Interest Account during the previous policy year. You may transfer policy value into the Guaranteed Interest Account at anytime, subject to a Maximum GIA Percentage. See "The Guaranteed Interest Account (GIA)" for limitations on the amount you may transfer into the Guaranteed Interest Account. However, at any time during the first eighteen months from the policy date, you may elect to transfer all assets held in the Investment Options to the non-loaned portion of the Guaranteed Interest Account.


Market Timing and Other Disruptive Trading
--------------------------------------------------------------------------------

We discourage market timing activity, frequent transfers of policy value among investment options and other activity determined to be "Disruptive Trading", as described below. Your ability to make transfers among investment options under the policy is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege constitutes "Disruptive Trading" that may disadvantage or potentially harm the rights or interests of other policy owners.

"Disruptive Trading" includes, but is not limited to: frequent purchases, redemptions and transfers; transfers into and then out of an investment option in a short period of time; and transfers of large amounts at one time. The risks and harmful effects of Disruptive Trading include:

.. dilution of the interests of long-term investors in an investment option, if market timers or others transfer into or out of the investment option rapidly in order to take advantage of market price fluctuations;

.. an adverse effect on portfolio management, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

..  increased brokerage and administrative expenses.

To protect our policy owners and the underlying funds from Disruptive Trading, we have adopted certain policies and procedures.

Under our Disruptive Trading policy, we can modify your transfer privileges for some or all of the investment options. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service acting on your behalf. We may also limit the amount that may be transferred into or out of any investment option at any one time. Unless prohibited by the terms of your policy, we may (but are not obligated to):

.. limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

.. restrict the method of making a transfer (e.g., require that all transfers into a particular investment option be sent to our Service Center by first class U.S. mail and/or rescind telephone or fax transfer privileges),

.. require a holding period for some investment options (e.g., prohibit transfers into a particular investment option within a specified period of time after a transfer out of that investment option),

.. implement and administer redemption fees imposed by one or more of the underlying funds), or

..  impose other limitations or restrictions.


Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a policy owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. If you have authorized your registered representative to make transfers on your behalf, he or she may submit your transfer request in a batch of requests for multiple policy owners. We monitor these transfers on an individual basis, rather than on a batch basis. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.


Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will use our best efforts to apply these policies uniformly. Consequently, there is a risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.

Currently we attempt to detect Disruptive Trading by monitoring activity for all policies. Possible Disruptive Trading activity may result in our sending a warning letter advising the owner of our concern. We will notify policy owners in writing (by mail to their address of record on file with us) if we limit their trading.

We have adopted these policies and procedures as a preventative measure to protect all policy owners from the potential affects of Disruptive Trading, while recognizing the need for policy holders to have available reasonable and convenient methods of making transfers that do not have the potential to harm other policy owners.

We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

We cannot guarantee that our monitoring will be 100% successful in detecting and restricting all transfer activity that constitutes Disruptive Trading. Moreover, we cannot guarantee that revoking or limiting a policy owner's telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some policy owners may be treated differently than others, resulting in the risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.

Orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. Phoenix has entered into information sharing agreements with the underlying funds of this variable life insurance product as required by Rule 22c-2 of the Investment Company Act of 1940. The purpose of the information sharing is to provide information to the underlying funds so that they can monitor, warn, and restrict policyholders who may be engaging in disruptive trading practices as determined by the underlying funds. We reserve the right to reject, without prior notice, any transfer request into any investment option if the purchase of shares in the corresponding underlying fund is not accepted for any reason.

We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement.

We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our Disruptive Trading policy.

Systematic Transfer Programs
--------------------------------------------------------------------------------

You may elect a systematic transfer program that we offer under the policy. We reserve the right to change, eliminate or add optional programs subject to applicable laws.

We base transfers under a Systematic Transfer Program on the investment option values next determined following our receipt of your transfer request. You may have only one program in effect at a time.

Dollar Cost Averaging Program
Dollar Cost Averaging periodically transfers policy value from one of the investment options (the "sending investment option") to one or several of the available investment options ("target investment options"). We do not permit Dollar Cost Averaging transfers to or from the Guaranteed Interest Account. You can choose to have us make these transfers monthly, quarterly, semiannually or annually. The minimums you may transfer from the sending investment option are:

 .  $25 monthly                         .  $150 semiannually
 .  $75 quarterly                       .  $300 annually

You must have at least $2,000 in the sending investment option to begin a Dollar Cost Averaging Program. Should the value in the sending investment option fall below the transfer amount, we will transfer the remaining balance and end the Program.

You may start or discontinue this program at any time by submitting a written request to VPMO (see page one). Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. You may have only one Dollar Cost Averaging Program in effect at one time. The Dollar Cost Averaging Program is not available while the Asset Rebalancing Program is in effect. We do not impose a transfer charge or any other charge for this program.

Asset Rebalancing Program

Under this program, we transfer policy value among the investment options to match your chosen allocation percentages. You can choose to have us make these transfers monthly, quarterly, semi-annually or annually. These transfers will occur on the date you specify (provided we receive the request in good order). If you do not specify a date, the transfer will be processed on the basis of values next determined after receipt of the transfer request in good order. If either of these dates fall on a holiday or weekend, then the transfer will occur on the next succeeding Valuation Date. We do not permit transfers to or from the Guaranteed Interest Account.


You may start or discontinue this program at any time by submitting a written request to VPMO (see page one). You may request that we skip a scheduled rebalancing transfer. You may also request a one-time unscheduled rebalancing transfer. The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. You may have only one Rebalancing Program in effect at one time. The Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect. We do not impose a transfer charge or any other charge for this program.

Policy Loans
--------------------------------------------------------------------------------

You may generally borrow up to 99% of your policy value less any outstanding debt. We will count any outstanding loans and loan interest toward that 99% limit. We do not generally allow loans of less than our minimum loan amount, currently $500.

Policy value for loaned amounts increases at the rate we credit the loaned portion of the Guaranteed Interest Account, whereas non-loaned policy value varies with the investment performance of the chosen investment options or at the rate we credit the non-loaned portion of the Guaranteed Interest Account. Loans can also reduce your policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest when we calculate the death proceeds. The policy's net surrender value available for withdrawal is also reduced by the amount of any outstanding loans and loan accrued interest.

When you take a loan, we will take an amount equal to the loan from your investment options as collateral and deposit it to the "loaned portion" of the Guaranteed Interest Account. You may instruct us how to withdraw policy value from your investment options for deposit to the loaned portion of the Guaranteed Interest Account. If you do not instruct us, we will make the withdrawal in the same manner as for monthly deductions.

We charge interest on the loan at an annual rate, compounded daily and payable in arrears:

Our maximum guaranteed interest rate is 8.00%, however we guarantee the maximum cost to the policy will never exceed 2.00%, (i.e., if we were charging 8.00%, we would credit 6.00%).

At the end of each policy year, all interest due will be treated as a new loan and will be offset by a transfer from your investment options and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.

We credit the loaned portion of the Guaranteed Interest Account with interest at an annual rate, compounded daily and payable in arrears. At the end of each policy year, or when you repay a loan, the interest credited to the loaned portion of the Guaranteed Interest Account will be transferred to the non-loaned portion of the Guaranteed Interest Account.

You may repay a loan at any time as long as the policy is in force and the insured person is living. We apply loan repayments first to pay any outstanding loan interest. We then apply any remaining amount to reduce the loaned portion of the Guaranteed Interest Account. If you make a loan repayment that exceeds the remaining loan interest and loan balance, we will treat the excess as a premium payment.

We will use any loan repayment we receive during a grace period first to pay any overdue monthly deductions. We will then apply any remaining balance to reduce loan interest and any loans.

Failure to repay a policy loan or to pay loan interest will not terminate the policy unless your policy's net surrender value becomes insufficient to maintain the policy in force.

The proceeds of policy loans may be subject to federal income tax under some circumstances.

A policy loan will have a permanent effect on the policy value because the investment results of the loaned portion of the Guaranteed Interest Account will differ from that of investment options. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable.


For your protection, we require a signature guarantee for surrenders, partial withdrawals, or loans (if your policy provides for loans) over $100,000.


Overloan Protection Option
--------------------------------------------------------------------------------

We provide this option by rider attached to the policy automatically when the policy is issued with the Guideline Premium Test. There is no periodic charge for this option; however, as described below, a charge applies when you exercise the option. Additionally, when you exercise this option, changes in the Death Benefit will occur as specified below.

This option is designed to prevent a heavily loaned policy from lapsing which could result in income tax liability. You may exercise this option when you make a written request and satisfy the following conditions:

..  The loan balance exceeds the face amount;

..  The policy has been in force for at least 15 years;

..  The insured is at least 65 years old;

.. All premiums paid have been withdrawn by policy withdrawals (loans under the Overloan Protection Option are not considered withdrawals); and

.. The loan balance is equal to 96% of the policy value. (Any loan in excess of this amount must be repaid at the time you request to exercise this option. This is an out-of -pocket repayment. It does not come from the policy value.)

The determination of whether a policy is eligible to exercise overloan protection will be done monthly, on the monthly calculation date, after policy charges are deducted from the policy value.

When you elect this option, the following actions will occur on the next monthly calculation day.

..  Optional riders in effect, if any, will terminate;

..  We will deduct a one-time transaction charge of 3.5% of the policy value;

.. The death benefit option will permanently change to Death Benefit Option A and no further changes to the death benefit option will be allowed;

..  The face amount will be reduced to the policy value multiplied by 101%;

..  The remaining non-loaned policy value will be transferred to the Guaranteed
   Interest Account. No transfer charge will be assessed for this transfer. No further transfers will be allowed;

..  The death benefit will be the greater of:

  .  the new total face amount, or
  . the greater of the policy value or the loan multiplied by the applicable minimum death benefit percentage.

After this option is exercised, monthly charges will no longer be assessed. Loan interest will continue to accrue but the loan interest rate charged will be equal to the interest rate credited on policy loans. No additional premium payments will be accepted. No additional withdrawals, policy loans or loan repayments will be allowed. Any loan balance and accrued interest will reduce the death benefit payable and the loan interest will continue to accrue. Exercise of this option may result in an income tax liability.

The following table describes the calculation of the death benefit for policies issued with Overloan Protection option.

Row        Transaction or Balance         Amount                         Comment
--------------------------------------------------------------------------------------------------------
(1)   End of previous month Fund Value  $1,000,000
--------------------------------------------------------------------------------------------------------
(2)   Loan                              $  960,000 The outstanding loan is equal to 96% of the Fund
                                                   Value so Overloan can be and is exercised.
--------------------------------------------------------------------------------------------------------
(3)   Overloan Fee                      $   35,000 Exercise of Overloan triggers a fee equal to 3.5% of the Fund Value
--------------------------------------------------------------------------------------------------------
(4)   Expense and COI Charges           $        0 No further expense and COI charges since Overloan
                                                   has been exercised
--------------------------------------------------------------------------------------------------------
(5)   Net Fund Value before Interest    $    5,000 Row (1) - Row (2) - Row (3) - Row (4)
--------------------------------------------------------------------------------------------------------
(6)   Fixed Account Interest            $       12 3% interest on Row (5)
--------------------------------------------------------------------------------------------------------
(7)   Loan Interest Credited            $    2,368 3% interest on Row (2)
--------------------------------------------------------------------------------------------------------
(8)   Accrued Loan Interest             $    2,368 3% interest on Row (2)
--------------------------------------------------------------------------------------------------------
(9)   Outstanding Loan                  $  962,368 Row (2) + Row (8)
--------------------------------------------------------------------------------------------------------
(10)  Net Fund Value after interest     $    7,380 Row (5) + Row (6) + Row (7)
--------------------------------------------------------------------------------------------------------
(11)  Gross Fund Value                  $  969,748 Row (9) + Row (10)
--------------------------------------------------------------------------------------------------------
(12)  Face Amount                       $  979,445 101% of Row (11)
--------------------------------------------------------------------------------------------------------
(13)  Gross Death Benefit               $1,018,235 105% of Row (11)
--------------------------------------------------------------------------------------------------------
(14)  Net Death Benefit                 $   55,867 Row (13) - Row (9)
--------------------------------------------------------------------------------------------------------

The following table describes the calculation of the death benefit for policies that are not issued with Overloan Protection option.

Row        Transaction or Balance         Amount                        Comment
------------------------------------------------------------------------------------------------------
(1)   End of previous month Fund Value  $1,000,000
------------------------------------------------------------------------------------------------------
(2)   Loan                              $  960,000 The outstanding loan is equal to 96% of the Fund
                                                   Value so Overloan can be and is not exercised.
------------------------------------------------------------------------------------------------------
(3)   Overloan Fee                      $        0 Overloan is not exercised so there is no fee
------------------------------------------------------------------------------------------------------
(4)   Expense and COI Charges           $      500 Overloan has not been exercised so expense and COI
                                                   charges continue
------------------------------------------------------------------------------------------------------
(5)   Net Fund Value before Interest    $   39,500 Row (1) - Row (2) - Row (3) - Row (4)
------------------------------------------------------------------------------------------------------
(6)   Fixed Account Interest            $       97 3% interest on Row (5)
------------------------------------------------------------------------------------------------------
(7)   Loan Interest Credited            $    2,368 3% interest on Row (2)
------------------------------------------------------------------------------------------------------
(8)   Accrued Loan Interest             $    2,368 3% interest on Row (2)
------------------------------------------------------------------------------------------------------
(9)   Outstanding Loan                  $  962,368 Row (2) + Row (8)
------------------------------------------------------------------------------------------------------
(10)  Net Fund Value after interest     $   41,965 Row (5) + Row (6) + Row (7)
------------------------------------------------------------------------------------------------------
(11)  Gross Fund Value                  $1,004,333 Row (9) + Row (10)
------------------------------------------------------------------------------------------------------
(12)  Face Amount                       $1,000,000 Selected at Issue
------------------------------------------------------------------------------------------------------
(13)  Gross Death Benefit               $1,054,549 105% of Row (11)
------------------------------------------------------------------------------------------------------
(14)  Net Death Benefit                 $   92,182 Row (13) - Row (9)
------------------------------------------------------------------------------------------------------

Lapse and Reinstatement
--------------------------------------------------------------------------------

Payment of the initial premium, no matter how large or the payment of additional premiums will not guarantee the policy will remain in force. If you take a withdrawal or a policy loan, it could negatively affect the policy value, and therefore increase the risk of policy lapse.


If, on any monthly calculation day, the policy value, less any outstanding debt, is less than the monthly deduction, we will allow a grace period of 61 days during which you must pay an amount that is sufficient to increase such value on that monthly calculation day to cover three monthly deductions plus any amount overdue to prevent the policy from lapsing.


If you fail to make the required payment before the 61-day grace period ends, the policy will lapse and expire without value, and will not be reinstated. We will mail you notice at least 30 days before any potential lapse will occur.

The policy will remain in force during the grace period. We apply any premium payment we receive during the grace period, less the premium expense charge, to first pay any monthly deductions due during the grace period. We will apply any excess premium according to your current premium allocation schedule.

The death benefit during the grace period is equal to the death benefit immediately before the grace period begins, less any overdue charges.

Federal Income Tax Considerations
--------------------------------------------------------------------------------


Introduction
The following discussion is general in nature and is not intended as individual tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person should consult an independent tax or legal advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws.

Because this discussion is based upon our understanding of the federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any contract or policy either currently or in the future. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). From time to time, there are regulatory or legislation proposals or changes that do or could impact the taxation of life insurance contracts or policies; if enacted, these changes could be retroactive. At this time, we do not have any specific information about any pending proposals that could affect this policy. We reserve the right to make changes to the policy or policy to assure that at all times, it qualifies as a life insurance policy for federal income tax purposes. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.

Policyholders (also referred to as Contract Owners) should consult their own independent tax and/or legal advisors for advice and information relating to their particular tax situation.

Note on Terminology: The Internal Revenue Code uses the term "Life Insurance Contract", rather than the term "Life Insurance Policy." However, the Code also uses the term "policyholder", in describing the owner of a Life Insurance Contract. This section will follow the Internal Revenue Code terminology in describing specific provisions of the Code.

Income Tax Status
We are taxed as a life insurance company under the Internal Revenue Code of 1986 (the "Code"), as amended. For federal income tax purposes, neither the Separate Account nor the Guaranteed Interest Account is a separate entity from Phoenix Life Insurance Company, PHL Variable Insurance Company or Phoenix Life and Annuity Company and neither account will be taxed separately as under the "regulated investment company" provisions (Subchapter M) of the Code.

Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the value of the Separate Account and each Contract. Investment income of the Separate Account, including realized net capital gains, is not taxed to us. Due to our income tax status under current provisions of the Code, no charge currently will be made to the Separate Account for our federal income taxes which may be attributable to the Separate Account. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future, if changes are made affecting the income tax treatment to our variable life insurance policies or contracts, or if changes occur in our income tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Separate Account.

Policy Benefits

Tax Treatment as Life Insurance
In order to be treated as life insurance for federal income tax purposes, specified requirements must be met. If these requirements are met, the death benefits are generally received without federal income tax and the earnings on the policy are not subject to federal income tax until withdrawn. These requirements include the federal definition of life insurance, rules for diversification of the policy's investments (described below) and the necessity that the contract be life insurance under applicable law.

With respect to applicable law, this is generally understood to refer to state or foreign law. This contract has been filed as a life insurance policy or contract under applicable state laws.

There are two definitional tests for life insurance in section 7702 of the
Code: (1) Cash Value Accumulation Test, and (2) Guideline Premium Test. The selection of the tests is made at issue and cannot be changed thereafter. The choice of test is based on contract design and is dependent on several factors, including the insured's age at issue and intention of the owner concerning policy funding patterns. If this contract permits the policyholder to select the applicable test, this selection must be made at issue and cannot be changed. In some cases, only one test is available.

Under the Cash Value Accumulation Test, there must, at all times, be a minimum ratio of death benefit to cash value.

Compliance with the test is based on the contract design at issue. The premiums permitted under this test are based on the death benefit, age and characteristics of the insured and types of riders on the policy.

Under the Guideline Premium Test, there is a limit as to the amount of premium that can be paid into the contract in relation to the death benefit. The initial premium limit is based on the death benefit, age and characteristics of the insured and types of riders on the policy. The actual premium limits each year will depend on the amount of premiums paid in a prior year. In addition to this premium test, there is also a minimum ratio of death benefit to cash value under the Cash Value Corridor. This Corridor looks to the age of the insured and the cash value each year and may require periodic adjustments in death benefit for compliance. In general, the death benefit required under this test is lower in the early years than that under the Cash Value Accumulation Test.

Death Benefit Proceeds
The death benefit proceeds payable under this contract should be excludable from the gross income of the beneficiary under Code section 101(a)(1) unless there has been a transfer for valuable consideration or unless the specific requirements relating to Business and Corporate-Owned Policies are not met (see "Business and Corporate-Owned Policies"). Also, a policyholder should not be considered to be in constructive receipt of the cash value, including investment income. However, see the sections below on possible taxation of amounts received under the policy, via full surrender, withdrawal or loan.

As described above, Code section 7702 imposes certain conditions with respect to premiums received under a policy. We monitor the premiums paid in order to maintain compliance with such conditions. If the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the policyholder within 60 days after the end of the policy year, in order to maintain the qualification of the contract as life insurance for federal income tax purposes.

Full Surrender
Upon full surrender of a contract for its cash value, the excess, if any, of the cash value (unreduced by any outstanding indebtedness) over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a contract that is a modified endowment contract (see below) may result in the imposition of an additional 10% tax on any income received. If the contract is subject to a loan at time of surrender, the outstanding loan amount is included in the computation of the amount received at the time of surrender. Thus, in the event of a surrender of a contract that is subject to a loan, the loan amount may result in ordinary income at the time of surrender.

A contract that lapses is treated as a full surrender for federal income tax purposes.

Withdrawal
If the contract is not a modified endowment contract, withdrawals are generally not taxable as long as the amount withdrawn does not exceed the total of the premiums paid. If the contract is classified as a modified endowment contract, withdrawals and other distributions are fully taxable to the extent of income in the policy. (See below.) There are situations, however, in which a withdrawal from any contract (regardless of modified endowment contract status) can result in current taxation. A withdrawal, accompanied by a reduction in death benefits can result in current taxation under Code section 7702(f)(7), if the reduction in death benefits occurs during the first 15 years after a contract is issued. After 15 years, the withdrawal proceeds resulting from a reduction in death benefits will generally not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered. Policyholders should consult with tax advisors in advance of a proposed decrease in death benefits or a withdrawal as to the portion, if any, which would be subject to tax, and in addition as to the impact such withdrawal might have under the rules affecting modified endowment contracts.

Loans
We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. If the policy is not a modified endowment contract, we believe that no part of any loan under a policy will constitute income to you as long as the policy remains in force. If there is a full surrender or lapse, an outstanding loan becomes part of the amount received upon surrender or lapse.

The deductibility by a policyholder of loan interest under a policy is limited under Code section 264. In most cases, there is no interest deduction permitted.

Business and Corporate-Owned Contracts
If the contract is owned by an entity engaged in a trade or business, there are Code provisions that impact the tax treatment of premiums, policy loan interest, contract earnings and death benefits. No deduction is permitted for premiums paid if the policyholder is a beneficiary under the contract. With limited exceptions, no deduction is allowed for interest paid or accrued on any loan. An interest deduction disallowance rule on interest relating to a different investment paid or incurred by the policyholder of a life insurance contract may also apply in the case of a contract insuring the life of an individual who is not an owner of the contract, or an officer, director, or employee of the policyholder's business.

Death benefits may be subject to income tax unless (1) specified provisions relating to written notice to the insureds and written consent from the insureds are satisfied, and (2) criteria are satisfied concerning the relationship between the insured and policyholder or the insured and the death benefits. The policyholder is solely responsible for ensuring that the notice and consent requirements and additional statutory criteria are satisfied. The policyholder must also comply with required annual reporting and recordkeeping requirements as set forth by the Internal Revenue Service. In addition, for certain corporate policyholders, the death benefits and contract earnings may be subject to tax under the corporate alternative minimum tax.

Modified Endowment Contracts

General
The premiums paid into a life insurance contract are tested under the "7-pay test" of Code section 7702A to determine if the contract will be classified as a modified endowment contract ("MEC"). This statutory test is mandated by the Code. Under this test, there is a premium limit that applies for the first 7 years of the contract and for 7 years after a material change to the contract.

If the contract is classified as a MEC, there is no change to the contractual terms of the policy; however, the tax treatment of loans, distributions and decreases is changed. For a MEC, loans and other distributions are taxed to the extent of gain (the excess of cash value over premiums paid).

There are situations in which a MEC may be intended by the policyholder. In these cases, the policyholder will be asked to sign an acknowledgement of intended MEC status either at issue or when the contract becomes classified as a MEC.

We will monitor premium payments to determine if the premium paid will exceed the MEC limit in effect at the time of the premium payment. Unless the contract is already a MEC and the policyholder has consented to MEC status, if a payment does exceed the limit and applying it to the contract would MEC status, we will remove the excess premium to reverse MEC status and offer the policyholder the opportunity to have the excess amounts reapplied. Premiums paid which are removed from the contract, with interest within 60 days after the end of the contract year are not treated as premiums paid and will not cause MEC status. If the policyholder chooses to have the premiums reapplied during the same contract year and the contract becomes a MEC, the MEC status cannot be reversed. A life insurance contract received in exchange for a MEC will be treated as a MEC.

Reduction in Benefits During the First Seven Years
If during the first seven contract years there is a reduction in death benefits or reduction or elimination of certain other riders, the MEC test is recalculated assuming the lowered death benefits. This recalculation is retroactive back to the beginning of the contract and each premium actually paid is tested against the recalculated limit. For a contract with two insureds in which the death benefit is payable upon the death of the last insured, a reduction in death benefits at any time during the life of the contract will cause a retroactive recalculation of the MEC test back to issue and actual premiums paid will be tested against the recalculated limit. A contract that becomes a MEC due to a reduction in benefits and a recalculation cannot have MEC status reversed.

Distributions Affected
If a contract fails the MEC test, it is considered a MEC only as to distributions in the year in which the test is failed and all subsequent contract years. However, distributions made in anticipation of such failure (defined as specifically including distributions made within two years prior to such failure) are considered distributions under a MEC and are taxable in the year the contract becomes a MEC.

Penalty Tax
Any amounts taxable from a MEC will be subject to an additional 10% excise tax, except for distributions that are:

..  made on or after the taxpayer attains age 59 1/2

.. attributable to the taxpayer's disability (within the meaning of Code section 72(m)(7)); or

.. part of a series of substantially equal periodic payments (not less often than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his beneficiary.

Material Change Rules
Any determination of whether the contract meets satisfied the MEC test will begin again any time the contract undergoes a "material change," which includes any increase in death benefits or any increase in or addition of a qualified additional benefit, except for an increase that is attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first seven contract years or to the crediting of interest or dividends with respect to these premiums.

A material change may occur at any time during the life of the contract (within the first seven years or thereafter), and future taxation of distributions or loans would depend upon whether the contract satisfied the MEC test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

Serial Purchase of MECs
All MECs issued by the same insurer (or affiliated companies of the insurer) to the same policyholder within the same calendar year will be treated as one MEC in determining the taxable portion of any loans or distributions made to the policyholder.

Limitations on Mortality and Expense Charges
The Code imposes limitations on mortality and expense charges in the computation of the definition of life insurance tests and in the MEC test. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the contract, unless U.S. Treasury regulations prescribe a different limitation. In addition, the expense charges taken into account under the Guideline Premium Test are required to be reasonable, as defined by the U.S. Treasury regulations. We will comply with the requirements in calculating all of the applicable tax limitations.

Qualified Plans
A contract may be used in conjunction with certain qualified plans. Since the rules governing such use are complex, you should not use the contract in conjunction with a qualified plan until you have consulted a pension, tax or legal advisor.

Diversification Standards
Code section 817(h) requires that all contracts be adequately diversified. Treasury regulations define the requirements and generally permit these requirements to be satisfied using separate accounts with separate funds or series of a fund, each of which meets the requirements. The regulations generally require that, on the last day of each calendar quarter the assets of the separate accounts or series be invested in no more than:

..  55% in any one investment

..  70% in any two investments

..  80% in any three investments

..  90% in any four investments

A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account; therefore, each series will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

We intend to comply with the Diversification Regulations to assure that the contracts qualify as life insurance contracts for federal income tax purposes.

Owner/Investor Control
The Treasury Department has indicated that the Diversification Regulations do not provide exclusive guidance regarding the circumstances under which policyholder control of the investments of the Separate Account will cause the policyholder to be treated as the owner of the assets of the Separate Account, thereby resulting in current taxation of contract earnings. It is also critical that the insurance company and not the policyholder have control of the assets held in the separate accounts. A policyholder can allocate Account Values from one fund of the separate account to another but cannot direct the investments each fund makes. If a policyholder has too much "investor control" of the assets supporting the separate account funds, then the policyholder may be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

In 2003, formal guidance (Revenue Ruling 2003-91) was issued that indicated that if the number of underlying mutual funds available in a variable insurance contract does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The guidance also stated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate any specific number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the policyholders could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the policyholders to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like those described in the Revenue Ruling, there is no arrangement, plan, contract, or agreement between the policyholders and us regarding the availability of a particular investment option and, other than the policyholder's right to allocate premium payments and transfer funds among the available investment options, all investment decisions concerning the investment options will be made by us or an advisor in its sole and absolute discretion.

At this time, it cannot be determined whether additional guidance will be provided on this issue and what standards may be contained in such guidance. Should the there be any additional rules or regulations on this issue, including guidance limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment, we reserve the right to modify the contract to the extent required to maintain favorable tax treatment.

Change or Assignment of Ownership, Exchange of Policies or Change of Insured Changing the policyholder or the insured or an exchange or assignment of the contract may have tax consequences depending on the circumstances. A change of insured under the same contract is not a tax-deferred event and for tax purposes, the policyholder will be treated as if the contract was fully surrendered and a new contract with a new insured was acquired. For exchanges in which the identity of the insured is not changed, Code section 1035 provides that a life insurance contract can be exchanged for another life insurance contract or for an annuity contract, without recognition of gain or loss, assuming that no money or other property is received in the exchange, and that the policies relate to the same insured. If the surrendered contract is subject to a contract loan and the newly acquired contract is not subject to the same loan, this may be treated as the receipt of money on the exchange. To qualify under section 1035, the contract proceeds must be transferred directly from one insurer to another insurer. We recommend that any person contemplating such actions seek the advice of a legal or tax advisor.

Other Taxes
Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of contract proceeds depend on the circumstances of each policyholder or beneficiary. We do not make any representations regarding the tax consequences with respect to these types of taxes.

Withholding and Information Reporting
We are required to file information returns with the Internal Revenue Service and state taxation or revenue authorities in the event that there is a distribution from your contract that may have tax consequences and in certain other circumstances. In order to comply with our requirements, from time to time, we request that the policyholder provide certain information, including social security number or tax identification number and current address.

We are also required to withhold federal income taxes on the taxable portion of any amounts received under the contract unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to nonresident aliens. You are liable for payment of federal income taxes on the taxable portion of any amounts received under the contract. You may be subject to penalties if your withholding or estimated tax payments are insufficient. Certain states also require withholding of state income taxes on the taxable portion of amounts received. State laws differ regarding the procedure by which these amounts are computed and the extent to which a policyholder can elect out of withholding.

In 2004, the Department of Treasury ruled that income received by residents of Puerto Rico under a life insurance contract issued by a United States company is U.S.-source income that is subject to United States Federal income tax. See Rev. Rul. 2004-74, 2004-31 I.R.B. 109. This ruling is also understood to apply to other nonresident alien policyholders.


The Phoenix Companies, Inc. -
 Legal Proceedings about Company Subsidiaries
--------------------------------------------------------------------------------

We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, employer, investor or investment advisor. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. Based on current information, we believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.

State regulatory bodies, the SEC, the Financial Industry Regulatory Authority ("FINRA"), the IRS and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with laws and regulations related to, among other things, our insurance and broker-dealer subsidiaries, securities offerings and registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

For example, in fourth quarter of 2008, the New York State Insurance Department completed the on-site portion and initiated the off-site portion of its routine quinquennial financial and market conduct exam of Phoenix Life and its New York domiciled life insurance subsidiary for the five year period ending
December 31, 2007.

Regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. It is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses. Based on current information, we believe that the outcomes of our regulatory matters are not likely, either individually or in the aggregate, to have a material adverse effect on our financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.


Financial Statements
--------------------------------------------------------------------------------


The financial statements of Phoenix Life Variable Accumulation Account as of December 31, 2008, and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of Phoenix Life Insurance Company as of December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page one or by visiting our website www.phoenixwm.com. In addition, the Statement of Additional Information is available on the SEC's website at www.sec.gov. The financial statements of Phoenix Life Insurance Company included herein should be considered only as bearing upon the ability of Phoenix Life Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or the Guaranteed Interest Account rates that we credit during a guarantee period.


Distribution
--------------------------------------------------------------------------------


The Company has appointed PEPCO to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a distribution agreement. PEPCO, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable life insurance policies and variable annuity contracts issued by the Company and its affiliated companies. The Company reimburses PEPCO for expenses PEPCO incurs in distributing the policies (e.g., commissions payable to retail broker-dealers who sell the policies). PEPCO does not retain any fees under the policies; however, PEPCO may receive 12b-1 fees from the funds.

PEPCO's principal executive offices are located at 610 W. Germantown Pike, Suite 460, Plymouth Meeting, PA 19462. PEPCO is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA"), formerly known as the National Association of Securities Dealers, Inc. or NASD.

PEPCO and the Company enter into selling agreements with broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may offer the policies but are exempt from registration. Applications for the policy are solicited by registered representatives who are associated persons of such broker-dealer firms. Those representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable life insurance products. The Company intends to offer the policy in all jurisdictions where it is licensed to do business and where the policy is approved. The policies are offered on a continuous basis.

Compensation
Broker-dealers having selling agreements with PEPCO and the company are paid compensation for the promotion and sale of the policies. Registered representatives who solicit sales of the policy typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representatives. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

Compensation paid on the policies, as well as other incentives or payments, is not assessed as an additional direct charge to policy owners or the Separate Account. Instead, you pay for sales and distribution expenses through overall charges and fees assessed under your policy. For example, front end sales charges, per thousand sales loads, and /or any profits the company may realize through assessing the mortality and expense risk charge under your policy may be used to pay for sales and distribution expenses. We may also pay for sales and distribution expenses out of any payments the company or PEPCO may receive from the funds for providing administrative, marketing and other support and services to the funds.

The amount and timing of overall compensation, which includes both commissions and the additional compensation as outlined below, may vary depending on the selling and other agreements in place. The additional compensation or reimbursement we pay to certain broker-dealers may be paid in the form of flat fees. However, these payments may be represented as a percentage of expected premium payments. Sales commissions will be paid to registered representatives on purchase payments we receive under these policies.

We will pay a maximum total sales commission of up to 99% of target premium payments in the first policy year, up to 20% of excess target premium payments in the first policy year, up to 20% of target premium payments in the following policy years, and asset based fees of up to 0.25% of policy value in the following policy years.

Percentage of Premium Payment
We generally pay compensation as a percentage of premium payments invested in the policy ("commissions"). The amount of commissions we pay may vary depending on the selling agreement.

Promotional Incentives and Payments
To the extent permitted by FINRA rules and other applicable laws and regulations, PEPCO may pay or allow other promotional incentives or payments in the firm of cash or other compensation.
Preferred Distribution Arrangements
The company and PEPCO have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the company and PEPCO pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. The payments are made from the Company's general assets and they may be significant. The broker-dealer may realize a profit on these payments. These services may include providing the company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on: aggregate, net or anticipated sales of the policies; total assets attributable to sale of the policies by registered representatives of the broker-dealer firm; the length of time that a policy owner has owned the policy; meeting certain sales thresholds; and/or actual or anticipated overhead expenses incurred by the broker-dealer firms in offering the policies and other variable insurance products offered by the company or its affiliates. Compensation under these arrangements may be in the form of one-time or periodic lump sum payments. The company and PEPCO have entered into such arrangements with Pierce, Fenner & Smith, Inc., Wachovia Securities, Woodbury Securities, AXA Network, A.G. Edwards & Sons, Inc., FFR Financial and Insurance Services, Crump Group, Inc., Capitas Financial, LLC, CPS Insurance Services, Inc., and Highland Capital Brokerage, Inc.

APPENDIX A - Investment Options
--------------------------------------------------------------------------------

  Please note that not all funds listed here may be offered with this product. Please refer to page one of this prospectus for a list of the funds offered with this product.




                     Fund Name                                         Investment Objective
AIM V.I. Capital Appreciation Fund                    Growth of capital














--------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund /1, 3/                      Growth of capital














--------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund /1, 3/              Long term growth of capital














--------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio /1, 3/  Long term capital appreciation
--------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy        To maximize total return consistent with the Adviser's
Portfolio                                             determination of reasonable risk
--------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth Appreciation Strategy    Long-term growth of capital
Portfolio
--------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                              Seeks to replicate, as closely as possible, before the
                                                      deduction of expenses, the performance of the
                                                      Standard & Poor's 500 Composite Stock Price Index,
                                                      which emphasizes stocks of large U.S. companies
--------------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP                               Seeks to replicate, as closely as possible, before the
                                                      deduction of expenses, the performance of the
                                                      Russell 2000(R) Index, which emphasizes stocks of
                                                      small US companies
--------------------------------------------------------------------------------------------------------------



                     Fund Name                              Investment Advisor / Subadvisor
AIM V.I. Capital Appreciation Fund                    Invesco Aim Advisors, Inc.
                                                       Subadvisor(s): Invesco Trimark Ltd.;
                                                        Invesco Global Asset Management
                                                        (N.A.), Inc.;
                                                        Invesco Institutional (N.A.), Inc.;
                                                        Invesco Senior Secured
                                                        Management, Inc.;
                                                        Invesco Hong Kong Limited;
                                                        Invesco Asset Management
                                                        Limited;
                                                        Invesco Asset Management
                                                        (Japan) Limited;
                                                        Invesco Asset Management
                                                        Deutschland, GmbH; and
                                                        Invesco Australia Limited
---------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund /1, 3/                      Invesco Aim Advisors, Inc.
                                                       Subadvisor(s): Invesco Trimark Ltd..;
                                                        Invesco Global Asset Management
                                                        (N.A.), Inc.;
                                                        Invesco Institutional (N.A.), Inc.;
                                                        Invesco Senior Secured
                                                        Management, Inc.;
                                                        Invesco Hong Kong Limited;
                                                        Invesco Asset Management
                                                        Limited;
                                                        Invesco Asset Management
                                                        (Japan) Limited;
                                                        Invesco Asset Management
                                                        Deutschland, GmbH; and
                                                        Invesco Australia Limited
---------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund /1, 3/              Invesco Aim Advisors, Inc.
                                                       Subadvisor(s): Invesco Trimark Ltd.;
                                                        Invesco Global Asset Management
                                                        (N.A.), Inc.;
                                                        Invesco Institutional (N.A.), Inc.;
                                                        Invesco Senior Secured
                                                        Management, Inc.;
                                                        Invesco Hong Kong Limited;
                                                        Invesco Asset Management
                                                        Limited;
                                                        Invesco Asset Management
                                                        (Japan) Limited;
                                                        Invesco Asset Management
                                                        Deutschland, GmbH; and
                                                        Invesco Australia Limited
---------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio /1, 3/  Fred Alger Management, Inc.
---------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy        AllianceBernstein L.P.
Portfolio
---------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth Appreciation Strategy    AllianceBernstein L.P.
Portfolio
---------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                              Deutsche Investment Management Americas Inc.
                                                       Subadvisor: Northern Trust Investments, N.A


---------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP                               Deutsche Investment Management Americas Inc.
                                                       Subadvisor: Northern Trust Investments, N.A


---------------------------------------------------------------------------------------------------


                         Fund Name                                            Investment Objective
Federated Fund for U.S. Government Securities II             Current income by investing primarily in U.S.
                                                             government securities and U.S Treasury and agency
                                                             debenture securities
----------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                           High current income by investing in high yield, lower
                                                             rated corporate bonds
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                         Long-term capital appreciation
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                  Capital growth
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                Capital appreciation
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                 As high a level of current income as is consistent with
                                                             the preservation of capital

----------------------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund                     Capital appreciation
----------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                              Maximize income while maintaining prospects for
                                                             capital appreciation
----------------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small Cap Equity Portfolio /1, 3, 4/  Long term capital appreciation
----------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                         High current income and the opportunity for capital
                                                             appreciation to produce a high total return
----------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                      Long-term growth of capital and income without
                                                             excessive fluctuations in market value
----------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                          Capital appreciation through investments, primarily in
                                                             equity securities which are believed to be undervalued
                                                             in the marketplace
----------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                Capital appreciation with income as a secondary goal
----------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio              Long term capital growth

----------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                      Long term growth of capital; current income is a
                                                             secondary goal
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                     Capital appreciation by investing in securities of well-
                                                             known, established companies
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                        Long-term capital appreciation by investing in
                                                             securities of foreign insurers, "growth-type"
                                                             companies, cyclical industries and special situations
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small-Cap Fund/VA                    Capital appreciation
----------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                Intermediate and long-term capital appreciation with
                                                             income as a secondary consideration
----------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Aggressive          Long-term capital growth
Growth
----------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth              Long-term capital growth with current income as a
                                                             secondary consideration
----------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate            Current income with capital growth as a secondary
                                                             consideration
----------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate            Long-term capital growth and current income with a
Growth                                                       greater emphasis on capital growth
----------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                             Capital appreciation and current income.

----------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                Capital appreciation

----------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                  As high a level of current income as is consistent with
                                                             the preservation of capital and maintenance of
                                                             liquidity
----------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                     Long-term total return

----------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                  High current income while attempting to limit
                                                             changes in the series' net asset value per share
                                                             caused by interest rate changes
----------------------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth Series                              Long-term capital growth
(previously known as Phoenix-Alger Small-Cap
Growth Series)
----------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                          High total return over an extended period of time
                                                             consistent with prudent investment risk


----------------------------------------------------------------------------------------------------------------------



                         Fund Name                                     Investment Advisor / Subadvisor
Federated Fund for U.S. Government Securities II             Federated Investment Management Company


-----------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                           Federated Investment Management Company

-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                         Fidelity Management and Research Company
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                  Fidelity Management and Research Company
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                Fidelity Management and Research Company
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                 Fidelity Management and Research Company
                                                              Subadvisor: Fidelity Investments Money
                                                               Management, Inc.
-----------------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund                     Franklin Advisers, Inc.
-----------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                              Franklin Advisers, Inc.

-----------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small Cap Equity Portfolio /1, 3, 4/  Lazard Asset Management LLC
-----------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                         Lord, Abbett & Co. LLC

-----------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                      Lord, Abbett & Co. LLC

-----------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                          Lord, Abbett & Co. LLC


-----------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                Franklin Mutual Advisers, LLC
-----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio              Neuberger Berman Management LLC
                                                              Subadvisor: Neuberger Berman, LLC
-----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                      Neuberger Berman Management LLC
                                                              Subadvisor: Neuberger Berman, LLC
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                     OppenheimerFunds, Inc.

-----------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                        OppenheimerFunds, Inc.


-----------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small-Cap Fund/VA                    OppenheimerFunds, Inc.
-----------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                Phoenix Variable Advisors, Inc.
                                                              Subadvisor: Neuberger Berman Management LLC
-----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Aggressive          Phoenix Variable Advisors, Inc. Limited Services
Growth                                                        Subadvisor: Ibbotson Associates, Inc.
-----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth              Phoenix Variable Advisors, Inc. Limited Services
                                                              Subadvisor: Ibbotson Associates, Inc.
-----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate            Phoenix Variable Advisors, Inc. Limited Services
                                                              Subadvisor: Ibbotson Associates, Inc.
-----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate            Phoenix Variable Advisors, Inc. Limited Services
Growth                                                        Subadvisor: Ibbotson Associates, Inc.
-----------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                             Phoenix Variable Advisors, Inc.
                                                              Subadvisor: Virtus Investment Advisers, Inc.
-----------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                Phoenix Variable Advisors, Inc.
                                                              Subadvisor: Neuberger Berman Management, LLC
-----------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                  Phoenix Variable Advisors, Inc.
                                                              Subadvisor: Goodwin Capital Advisers, Inc.

-----------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                     Phoenix Variable Advisors, Inc.
                                                              Subadvisor: Goodwin Capital Advisers, Inc.
-----------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                  Phoenix Variable Advisors, Inc.
                                                              Subadvisor: Goodwin Capital Advisers, Inc.

-----------------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth Series                              Phoenix Variable Advisors, Inc.
(previously known as Phoenix-Alger Small-Cap                  Subadvisor: Neuberger Berman Management LLC
Growth Series)
-----------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                          Phoenix Variable Advisors, Inc.
                                                              Subadvisors: Goodwin Capital Advisers, Inc. (fixed
                                                               income portion) Virtus Investment
                                                               Advisers, Inc. (equity portion)
-----------------------------------------------------------------------------------------------------------------


                        Fund Name                                            Investment Objective
Phoenix-Aberdeen International Series                       High total return consistent with reasonable risk

---------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series         Capital appreciation and income with approximately
                                                            equal emphasis

---------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series /5/          Long-term growth of capital.

---------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series /7/        Long-term growth of capital by investing primarily in
                                                            small-capitalization stocks that appear to be
                                                            undervalued.
---------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                          Long-term capital appreciation with current income
                                                            as a secondary consideration

---------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                  High total return


---------------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn/TM/ Strategy Portfolio            Seeks maximum real return consistent with prudent
                                                            investment management
---------------------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio                                 Seeks maximum real return, consistent with
                                                            preservation of real capital and prudent investment
                                                            management
---------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                                Seeks maximum total return, consistent with
                                                            preservation of capital and prudent investment
                                                            management
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond           Seeks to provide total returns that inversely correlate
Strategy Fund /1, 3/                                        to the price movements of a benchmark for U.S.
                                                            Treasury debt instruments or futures contract on a
                                                            specified debt instrument. The Fund's current
                                                            benchmark is the inverse of the daily price movement
                                                            of the Long Treasury Bond.
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund /1, 3/                       Seeks to provide investment results that match the
                                                            performance of its benchmark on a daily basis. The
                                                            Fund's current benchmark is 150% of the
                                                            performance of the S&P 500 Index
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust All-Cap Opportunity Fund /1, 3, 6, 8/  Seeks long-term capital appreciation
(previously known as Rydex Variable Trust Sector
Rotation Fund)
---------------------------------------------------------------------------------------------------------------------
Sentinel VPT Balanced Fund                                  Seeks a combination of growth of capital and current
                                                            income, with relatively low risk and relatively low
                                                            fluctuations in value
---------------------------------------------------------------------------------------------------------------------
Sentinel VPT Bond Fund                                      Seeks high current income while seeking to control
                                                            risk
---------------------------------------------------------------------------------------------------------------------
Sentinel VPT Common Stock Fund                              Seeks a combination of growth of capital, current
                                                            income, growth of income and relatively low risk as
                                                            compared with the stock market as a whole
---------------------------------------------------------------------------------------------------------------------
Sentinel VPT Mid Cap Growth Fund                            Seeks growth of capital
---------------------------------------------------------------------------------------------------------------------
Sentinel VPT Small Company Fund                             Seeks growth of capital
---------------------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio                       Seeks investment results that correspond to the total
                                                            return performance of U.S. common stock, as
                                                            represented by the S&P MidCap 400 Index
---------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                Long-term capital appreciation
---------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                           Long-term capital growth
---------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund /2, 3/               High total return
---------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                            Long-term capital growth
---------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                  Capital appreciation and current income
---------------------------------------------------------------------------------------------------------------------
Wanger International Select                                 Long-term growth of capital
---------------------------------------------------------------------------------------------------------------------
Wanger International (previously known as Wanger            Long-term growth of capital
International Small Cap)
---------------------------------------------------------------------------------------------------------------------
Wanger Select                                               Long-term growth of capital
---------------------------------------------------------------------------------------------------------------------
Wanger USA (previously known as Wanger U.S.                 Long-term growth of capital
Smaller Companies)
---------------------------------------------------------------------------------------------------------------------



                        Fund Name                                  Investment Advisor / Subadvisor
Phoenix-Aberdeen International Series                       Phoenix Variable Advisors, Inc.
                                                             Subadvisor: Aberdeen Asset Management Inc.
----------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series         Phoenix Variable Advisors, Inc.
                                                             Subadvisor: Duff & Phelps Investment
                                                              Management Company
----------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series /5/          Phoenix Variable Advisors, Inc.
                                                             Subadvisor: AllianceBernstein L.P. /6 /
----------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series /7/        Phoenix Variable Advisors, Inc.
                                                             Subadvisor: AllianceBernstein L.P. /6/

----------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                          Phoenix Variable Advisors, Inc.
                                                             Subadvisor: Morgan Stanley Investment
                                                              Management Inc., d/b/a Van Kampen
----------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                  Phoenix Variable Advisors, Inc.
                                                             Subadvisor: Morgan Stanley Investment
                                                              Management Inc., d/b/a Van Kampen
----------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn/TM/ Strategy Portfolio            Pacific Investment Management Company LLC

----------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio                                 Pacific Investment Management Company LLC


----------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                                Pacific Investment Management Company LLC


----------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond           Rydex Investments
Strategy Fund /1, 3/




----------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund /1, 3/                       Rydex Investments



----------------------------------------------------------------------------------------------------------
Rydex Variable Trust All-Cap Opportunity Fund /1, 3, 6, 8/  Rydex Investments
(previously known as Rydex Variable Trust Sector
Rotation Fund)
----------------------------------------------------------------------------------------------------------
Sentinel VPT Balanced Fund                                  Sentinel Asset Management, Inc.


----------------------------------------------------------------------------------------------------------
Sentinel VPT Bond Fund                                      Sentinel Asset Management, Inc.

----------------------------------------------------------------------------------------------------------
Sentinel VPT Common Stock Fund                              Sentinel Asset Management, Inc.


----------------------------------------------------------------------------------------------------------
Sentinel VPT Mid Cap Growth Fund                            Sentinel Asset Management, Inc.
----------------------------------------------------------------------------------------------------------
Sentinel VPT Small Company Fund                             Sentinel Asset Management, Inc.
----------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio                       Calvert Asset Management Company, Inc.
                                                             Subadvisor: Summit Investment Partners, Inc.

----------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                Templeton Asset Management Ltd.
----------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                           Templeton Investment Counsel, LLC
----------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund /2, 3/               Templeton Investment Counsel, LLC
----------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                            Templeton Global Advisors Limited
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                  Morgan Stanley Investment Management Inc.
----------------------------------------------------------------------------------------------------------
Wanger International Select                                 Columbia Wanger Asset Management, L.P.
----------------------------------------------------------------------------------------------------------
Wanger International (previously known as Wanger            Columbia Wanger Asset Management, L.P.
International Small Cap)
----------------------------------------------------------------------------------------------------------
Wanger Select                                               Columbia Wanger Asset Management, L.P.
----------------------------------------------------------------------------------------------------------
Wanger USA (previously known as Wanger U.S.                 Columbia Wanger Asset Management, L.P.
Smaller Companies)
----------------------------------------------------------------------------------------------------------

/1/ This fund is closed to new investors on May 1, 2006.
/2/ This fund is closed to new investors on October 29, 2001.
/3/ Contract/policy owners who had value allocated to a fund before its applicable closure date, the following restrictions apply: (1) only regular premium payments are allowed into the fund; (2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule;
    (4) existing DCA percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.
/4/ Effective June 1, 2009 to be known as Lazard Retirement U.S. Small-Mid Cap
    Equity Portfolio.
/5/ Effective May 4, 2009, to be known as Phoenix Mid-Cap Value Series.
/6/ Effective May 4, 2009 new Subadvisor to be Westwood Management Corp.
/7/ Effective May 4, 2009, to be known as Phoenix Small-Cap Value Series.
/8/ Name change effective May 1, 2009.

                       [LOGO]

                       Phoenix Life Insurance Company
                       PO Box 22012
                       Albany, NY 12201-2012

--------------------------------------------------------------------------------


Additional information about Phoenix Executive VUL(R) (the "Policy") and the Phoenix Life Variable Universal Life Account (the "Separate Account") is contained in the Policy's Statement of Additional Information ("SAI") dated May 1, 2009, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.
The SAI, personalized illustrations of death benefits and net surrender values are available, without charge, upon request. Inquiries and requests for the SAI and other requests should be directed in writing to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, MA 02266-8027, or by telephone
(800) 541-0171, or you can download copies from The Phoenix Companies, Inc. web site at Phoenixwm.com.

Information about the Separate Account, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at
(202) 551-8090. Reports and other information about the Separate Account are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, 100 F Street, NE, Room 1580, Washington, DC 20549.
Phoenix Life Insurance Company
A member of The Phoenix Companies, Inc.

Phoenixwm.com

08XVUL
Investment Company Act File No. 811-04721




              L5012PR2 (C) 2009 The Phoenix Companies, Inc.  5/09

                                    PART B

                           Phoenix Executive VUL(R)

                 Phoenix Life Variable Universal Life Account

                   Issued by: Phoenix Life Insurance Company


 STATEMENT OF ADDITIONAL INFORMATION                              May 1, 2009


                               -----------------

                  Variable Universal Life Insurance Policies

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Phoenix Executive VUL(R) prospectus of the same date. You may obtain a copy of the prospectus without charge by writing us at the address given below. Defined terms used in the current prospectus are incorporated herein by reference.

                               -----------------

                               TABLE OF CONTENTS


                                                                           Page
-------------------------------------------------------------------------------

Phoenix Life Insurance Company............................................    2
Phoenix Life Variable Universal Life Account..............................    2
Services..................................................................    2
Underwriter...............................................................    3
Information Sharing Agreements............................................    3
Performance History.......................................................    3
Safekeeping of the Separate Account's Assets..............................    5
State Regulation..........................................................    5
Reports...................................................................    5
Experts...................................................................    5
Separate Account Financial Statements..................................... SA-7
Company Financial Statements..............................................  F-1


                               -----------------

If you have any questions, please contact us at:

[GRAPHIC]     Phoenix Variable              [GRAPHIC]    Variable and Universal
              Products Mail Operations                   Life Administration
              ("VPMO")                                   ("VULA")
              PO Box 8027                                Tel. (800) 541-0171
              Boston, Massachusetts
              02266-8027

Phoenix Life Insurance Company
--------------------------------------------------------------------------------


On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became an indirect wholly owned subsidiary of The Phoenix Companies, Inc., a publicly traded Delaware corporation. Our executive and administrative office is at One American Row, Hartford, Connecticut 06102-5056. Our New York principal office is at 31 Tech Valley Drive, East Greenbush, New York 12061. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.


Phoenix Life Variable Universal Life Account
--------------------------------------------------------------------------------

Phoenix established the ("Separate Account") as a separate account under New York insurance law on June 17, 1985. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") under which it meets the definition of a "separate account."

New York law requires all income, gains or losses of the Separate Account be credited to or charged against amounts placed in the Separate Account without regard to the other income, gains and losses of Phoenix. The assets of the Separate Account may not be charged with liabilities arising out of any other business we may conduct. Obligations under the Policies are obligations of Phoenix.

The Separate Account is divided into investment options, each of which is available for allocation of policy value. We will determine whether marketing needs and investment conditions warrant the establishment of additional investment options, and the extent to which they would be made available to existing policy owners. Each investment option will invest solely in a single investment portfolio of a fund. Each portfolio has its own specified investment objective.

Phoenix does not guarantee the investment performance of the Separate Account or any of its investment options. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. You, as policy owner, bear the full investment risk for all monies invested in the Separate Account.

Reinvestment and Redemption
All dividend distributions of a fund are automatically reinvested in shares of the fund at their net asset value on the date of distribution; all capital gains distributions of the fund, if any, are likewise reinvested at the net asset value on the record date. Phoenix redeems fund shares at their net asset value to the extent necessary to make payments under the policy.

Substitution of Investments
We reserve the right to make additions to, deletions from, or substitutions for the investments held by the Separate Account, subject to compliance with the law as currently applicable or as subsequently changed.

If the shares of any of the portfolios of a fund should no longer be available for investment, or if in our judgment, further investment in shares of any of the portfolios becomes inappropriate, we may substitute shares of another fund for shares already purchased, or to be purchased in the future. No substitution of fund shares held by the Separate Account may take place without prior approval of the SEC and prior notice to you. In the event of a substitution, you will be given the option of transferring the policy value from the affected investment option to another investment option without penalty.

Determination of Investment Option Values
We establish the unit value of each investment option of the Separate Account on the first business day of that investment option. The unit value of an investment option on any other business day is determined by multiplying the unit value of that investment option on the just prior business day by the net investment factor for that investment option for the then current business period. The unit value of each investment option on a day other than a business day is the unit value on the next business day. Unit values are carried to six decimal places. The unit value of each investment option on a business day is determined at the end of that day.

The net investment factor for each investment option is determined by the investment performance of the assets held by the investment option during the business period. Each valuation will follow applicable law and accepted procedures. The net investment factor is determined by the formula:

                           (A) + (B)
                           ------------  (D) where:
                              (C)

(A) =The value of the assets in the investment option on the current business day, including accrued net investment income and realized and unrealized capital gains and losses, but excluding the net value of any transactions during the current business period.

(B) =The amount of any dividend capital gain distribution received by the investment option if the "ex-dividend" date for shares of the fund occurs during the current business period.

(C) =The value of the assets in the investment option as of the prior business day, including accrued net investment income and realized and unrealized capital gains and losses, and including the value of all transactions during the business period ending on that date.

(D) =Any charges for taxes on income and capital gains plus charges for changes in tax reserves for the current business period, per $1.00 of assets in the investment option. These charges will only be deducted if, in the future, the Separate Account becomes liable for them.


Services
--------------------------------------------------------------------------------

Servicing Agent
The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Variable Product Operations area, located at 31 Tech Valley Drive, East Greenbush, NY 12061. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web trading. The total administrative service fees paid by the fund for the last three fiscal years were based on a percentage of the fund's average daily net assets as follows:



 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2006                               $1.7 Million
 -----------------------------------------------------------------------------
                 2007                               $1.7 Million
 -----------------------------------------------------------------------------
                 2008                               $1.3 Million
 -----------------------------------------------------------------------------


Other Service Providers
Under a contract with Phoenix Life Insurance Company ("PLIC"), Ibbotson Associates provides certain asset allocation services, including a risk tolerance questionnaire to assist the policy owner, for use in conjunction with the policy. For these services, PLIC pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follow:


 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee paid
 -----------------------------------------------------------------------------
                 2006                                 $101,000
 -----------------------------------------------------------------------------
                 2007                                 $ 95,000
 -----------------------------------------------------------------------------
                 2008                                 $ 70,000
 -----------------------------------------------------------------------------



Under a contract with PLIC, Tata Consulting Services augments PLIC's U.S. based staff with processing, premium payments, investment option transfers, asset allocation changes, changes of address, and issuance of new variable annuity business. The fees paid for these services for the last three fiscal years follow:

For 2009, there was a change in the fee structure, and The Phoenix Edge Series Fund will reimburse Phoenix Life Insurance Company a flat fee rate of $1.6 million, which will be paid on a weighted average basis based on the net asset value of each fund.



 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2006                                $177,316.43
 -----------------------------------------------------------------------------
                 2007                                $352,306.86
 -----------------------------------------------------------------------------
                 2008                                $355,003.04
 -----------------------------------------------------------------------------


Under an Administrative and Accounting Services Agreement between PNC Global Investment Servicing ("PNCGIS" formerly known as PFPC, Inc.) and the Company, PNCGIS provides certain services related to the Separate Account. These services include computing investment option unit value for each investment option of the Separate Account on each valuation date, preparing annual financial statements for the Separate Account, filing the Separate Account annual reports on Form N-SAR with the SEC, and maintaining certain books and records required by law on behalf of the Separate Account. The Company pays PNCGIS fees for these services. The total fee includes a flat annual charge per investment option, an annual base fee for the company and its affiliates utilizing the services, and license and service fees for certain software used in providing the services. During the last three fiscal years, the Company and insurance company affiliates of the Company have paid PNCGIS the fees listed below for services provided to the Separate Account, other investment options of the Company, and investment options of insurance company affiliates of the Company.


 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2006                                $537,086.62
 -----------------------------------------------------------------------------
                 2007                                $560,416.07
 -----------------------------------------------------------------------------
                 2008                                $511,823.50
 -----------------------------------------------------------------------------



Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company (collectively the "Phoenix Companies") have entered into an agreement with Alliance-One Services, Inc., 8616 Freeport Parkway, Irving, Texas 75063 ("Alliance-One") wherein Alliance-One has agreed to provide the Phoenix Companies with claim processing services. Alliance-One began providing claim processing services to the Phoenix Companies during the 2008 calendar year and was paid $42,500 in 2008 for rendering such services.


Underwriter
--------------------------------------------------------------------------------


Phoenix Equity Planning Corporation ("PEPCO") is the principal underwriter and national distributor for the policies pursuant to an underwriting agreement dated November 1, 2000. Its principal business address is 610 West Germantown Pike, Suite 460, Plymouth Meeting, PA 19462.


PEPCO, an affiliate of Phoenix, as underwriter, offers these policies on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by Phoenix. The basis of the mortality rates guaranteed in the policy is the 1980 Commissioners' Standard Ordinary Mortality Table, adjusted for risk classifications.


Policies sold to officers, directors and employees of Phoenix (and their spouses and children) will be credited with an amount equal to the first-year commission that would apply on the amount of premium contributed.

Information Sharing Agreements
--------------------------------------------------------------------------------

Phoenix has entered into information sharing agreements with the underlying funds as required by Rule 22c-2 of the Investment Company Act of 1940. The purpose of the information sharing is to monitor and, if necessary, warn and restrict policy owners who may be engaging in disruptive trading practices as determined by Phoenix or the underlying funds in accordance with their established policies.


Performance History
--------------------------------------------------------------------------------

Yield of the Phoenix Money Market Series. We calculate the yield of the Phoenix Money Market Series for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share of the series at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. We assume no policy charges were deducted from the hypothetical account. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the investment option. We carry results to the nearest hundredth of one percent.

Example Calculation:

The following example of a return/yield calculation for the Phoenix Money Market Series is based on the 7-day period ending December 31, 2007:

       Value of hypothetical pre-existing account with
         exactly one unit at the beginning of the period:..... $1.000000
       Value of the same account (excluding capital changes)
         at the end of the 7-day period:...................... $1.000792
       Calculation:
       Ending account value................................... $1.000792
       Less beginning account value........................... $1.000000
       Net change in account value............................ $0.000792
       Base period return:
       (adjusted change/beginning account value).............. $0.000791
       Current annual yield = return x (365/7) =..............     4.12%
       Effective annual yield = [(1 + return)/365/7/] - 1 =...     4.21%

The current yield and effective yield information will fluctuate. Yield and return information may not provide a suitable basis for comparison with bank deposits or other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Account level.

Total Return: We will usually advertise the average annual total return for an investment option calculated for one year, three years, five years, ten years and since the inception date of the underlying portfolio. We assume the reinvestment of all distributions at net asset value but do not account for the deduction of any of the daily or monthly charges made under the policy.


Non-standardized performance is the compounded return for the time period indicated, net of all fund level fees. Returns for the periods greater than one year are annualized. Non-standardized performance does not include the effects of product charges, including any or all of the following: issue, sales and tax charges; mortality and expense risk fees; cost of insurance charges; administrative and transfer fees; and surrender charges. If these charges were reflected in these returns, performance would be significantly lower than shown. Please obtain a personalized illustration by contacting your registered representative. The illustration will show all applicable policy charges deducted, including the cost of insurance.


Since investment option performance fluctuates, the policy value, when redeemed, may be worth more or less than your original investment. Withdrawals will affect the policy value and death benefit. You may obtain a copy of the most up-to-date performance numbers from your registered representative. We may include information about a series' or an advisor's investment strategies and management style in advertisements, sales literature and other communications. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may advertise all or part of a series' portfolio holdings, including holdings in specific industries. A fund may also separately illustrate the income and capital gains portions of a series' total return. A fund may also advertise performance by dividing returns into equity and debt components.

A series may compare its returns to any of a number of well-known benchmarks of market performance; including, but not limited to:

   The Dow Jones Industrial Average/SM /("DJIA")
   CS First Boston High Yield Index
   Citigroup Corporate Index
   Citigroup Government Bond Index
   Standard & Poor's 500(R) Index ("S&P 500")

Each investment option may include its yield and total return in advertisements or communications with current or prospective contract owners. Each investment option may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

   Lipper Analytical Services
   Morningstar, Inc.
   Thomson Financial

A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

   Barron's
   Business Week
   Changing Times
   Consumer Reports
   Financial Planning
   Financial Services Weekly
   Forbes
   Fortune
   Investor's Business Daily
   Money
   The New York Times
   Personal Investor
   Registered Representative
   U.S. News and World Report
   The Wall Street Journal

The DJIA is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA .

The S&P 500 is a free-float market capitalization-weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. stock market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the DJIA) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

The funds' annual reports, available upon request and without charge, contain a discussion of the performance of the funds and a comparison of that performance to a securities market index. You may obtain an Annual Report by contacting your registered representative or us at the address on page one.

Safekeeping of the Separate Account's Assets
--------------------------------------------------------------------------------

We hold the Separate Account's assets separate and apart from our General Account. We maintain records of all purchases and redemptions of shares of the funds.

State Regulation
--------------------------------------------------------------------------------

We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Insurance Commissioner. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.

State regulation includes certain limitations on the investments which we may make, including investments for the Separate Account and the Guaranteed Interest Account. This regulation does not include any supervision over the investment policies of the Separate Account.

Reports
--------------------------------------------------------------------------------

We will furnish policy owners with all reports required by the 1940 Act and related regulations or by any other applicable law or regulation.

Experts
--------------------------------------------------------------------------------


The financial statements of Phoenix Life Variable Universal Life Account as of December 31, 2008 and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of Phoenix Life Insurance Company as of December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


Michele Drummey, Counsel, Phoenix Life Insurance Company, has provided advice on certain matters relating to the federal securities and state regulations laws, respectively, in connection with the contracts described in the prospectus.

[LOGO]
PHOENIX



--------------------------------------------------------------------------------
                                                                  ANNUAL REPORT

                                                          PHOENIX LIFE VARIABLE

                                                         UNIVERSAL LIFE ACCOUNT

                                                              December 31, 2008

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008


                                                                 AIM V.I. Capital   AIM V.I. Core Equity  AIM V.I. Mid Cap
                                                                Appreciation Fund -   Fund - Series I    Core Equity Fund -
                                                                  Series I Shares          Shares         Series I Shares
                                                                ------------------- -------------------- ------------------
Assets:
   Investments at fair value                                     $      4,807,949     $      2,009,599    $      3,134,637
                                                                ------------------- -------------------- ------------------
   Total Assets                                                  $      4,807,949     $      2,009,599    $      3,134,637
Liabilities:
   Payable to Phoenix Life Insurance Company                     $              -     $              -    $              -
                                                                ------------------- -------------------- ------------------
         Total Net Assets                                        $      4,807,949     $      2,009,599    $      3,134,637
                                                                =================== ==================== ==================
                                                                =================== ==================== ==================
         Units Outstanding                                              7,361,601            2,475,705           3,386,426
                                                                =================== ==================== ==================
   Investment shares held                                                 284,662              101,752             364,917
   Investments at cost                                           $      5,819,999     $      2,535,966    $      4,572,495

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                           $           0.73     $           0.83    $           0.95
             Estate Edge(R)                                      $           0.64     $           0.81    $           0.92
             Estate Strategies                                   $           0.70     $              -    $           0.94
             Executive Benefit VUL                               $           0.73     $              -    $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)               $           0.65     $           0.81    $           0.92
             Phoenix Benefit Choice VUL/SM/                      $              -     $              -    $              -
             Phoenix Express VUL(R)                              $              -     $              -    $              -
             Phoenix Joint Edge(R) VUL                           $              -     $              -    $              -
             The Phoenix Edge(R)                                 $              -     $              -    $           0.93
             The Phoenix Edge(R)--SPVL                           $           0.73     $           0.83    $           0.95

                                                                   Alger American
                                                                Capital Appreciation
                                                                Portfolio - Class O
                                                                       Shares
                                                                --------------------
Assets:
   Investments at fair value                                      $      6,754,737
                                                                --------------------
   Total Assets                                                   $      6,754,737
Liabilities:
   Payable to Phoenix Life Insurance Company                      $              -
                                                                --------------------
         Total Net Assets                                         $      6,754,737
                                                                ====================
                                                                ====================
         Units Outstanding                                              11,531,664
                                                                ====================
   Investment shares held                                                  222,269
   Investments at cost                                            $      5,701,240

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                            $           0.84
             Estate Edge(R)                                       $           0.56
             Estate Strategies                                    $              -
             Executive Benefit VUL                                $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)                $           0.58
             Phoenix Benefit Choice VUL/SM/                       $              -
             Phoenix Express VUL(R)                               $              -
             Phoenix Joint Edge(R) VUL                            $              -
             The Phoenix Edge(R)                                  $              -
             The Phoenix Edge(R)--SPVL                            $           0.80

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)

                                                                     Anchor Series Trust
                                                Anchor Series Trust    Government and    Anchor Series Trust Anchor Series Trust
                                                Capital Appreciation    Quality Bond      Growth and Income  Growth Portfolio -
                                                Portfolio - Class 1  Portfolio - Class 1 Portfolio - Class 1       Class 1
                                                -------------------- ------------------- ------------------- -------------------
Assets:
   Investments at fair value                      $      1,736,909    $        373,580    $        176,798    $      1,222,848
                                                -------------------- ------------------- ------------------- -------------------
   Total Assets                                   $      1,736,909    $        373,580    $        176,798    $      1,222,848
Liabilities:
   Payable to Phoenix Life Insurance Company      $              -    $              -    $              -    $              -
                                                -------------------- ------------------- ------------------- -------------------
         Total Net Assets                         $      1,736,909    $        373,580    $        176,798    $      1,222,848
                                                ==================== =================== =================== ===================
                                                ==================== =================== =================== ===================
         Units Outstanding                                  22,808               7,465               6,227              18,307
                                                ==================== =================== =================== ===================
   Investment shares held                                   79,273              24,801              33,088              91,420
   Investments at cost                            $      2,569,680    $        359,332    $        385,688    $      2,362,842

         Unit Value
             ICAP+                                $          76.08    $          50.13    $          28.33    $          67.63
             RSVP Variable Life                   $          81.17    $          34.44    $          29.18    $          44.73

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)

                                                                                                            Anchor Series Trust
                                                Anchor Series Trust Anchor Series Trust Anchor Series Trust  Strategic Multi-
                                                   Money Market         Multi-Asset      Natural Resources   Asset Portfolio -
                                                Portfolio - Class 1 Portfolio - Class 1 Portfolio - Class 1       Class 1
                                                ------------------- ------------------- ------------------- -------------------
Assets:
   Investments at fair value                     $        792,297    $      2,217,025    $        501,115    $      1,256,725
                                                ------------------- ------------------- ------------------- -------------------
   Total Assets                                  $        792,297    $      2,217,025    $        501,115    $      1,256,725
Liabilities:
   Payable to Phoenix Life Insurance Company     $              -    $              -    $              -    $              -
                                                ------------------- ------------------- ------------------- -------------------
         Total Net Assets                        $        792,297    $      2,217,025    $        501,115    $      1,256,725
                                                =================== =================== =================== ===================
                                                =================== =================== =================== ===================
         Units Outstanding                                 32,113              64,489               8,116              33,091
                                                =================== =================== =================== ===================
   Investment shares held                                 792,298             472,538              18,410             217,089
   Investments at cost                           $        792,297    $      4,440,135    $        507,112    $      1,927,111

         Unit Value
             ICAP+                               $          24.92    $          34.38    $          62.05    $          37.90
             RSVP Variable Life                  $          20.12    $          34.41    $          58.97    $          39.75

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)

                                                                 DWS Equity 500                      Federated Fund for
                                                                Index Fund VIP -    DWS Small Cap     U.S. Government
                                                                    Class A      Index VIP - Class A   Securities II
                                                                ---------------- ------------------- ------------------
Assets:
   Investments at fair value                                    $     26,935,908  $        393,370    $     36,146,309
                                                                ---------------- ------------------- ------------------
   Total Assets                                                 $     26,935,908  $        393,370    $     36,146,309
Liabilities:
   Payable to Phoenix Life Insurance Company                    $              -  $              -    $              -
                                                                ---------------- ------------------- ------------------
         Total Net Assets                                       $     26,935,908  $        393,370    $     36,146,309
                                                                ================ =================== ==================
                                                                ================ =================== ==================
         Units Outstanding                                            29,580,119           531,653          24,047,163
                                                                ================ =================== ==================
   Investment shares held                                              2,820,514            45,582           3,156,883
   Investments at cost                                          $     34,506,990  $        397,940    $     36,010,374

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $           0.94  $           0.74    $           1.50
             Estate Edge(R)                                     $           0.89  $           0.74    $           1.51
             Estate Strategies                                  $           0.91  $              -    $           1.37
             Executive Benefit VUL                              $           0.94  $              -    $           1.41
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $           0.89  $           0.74    $           1.52
             Phoenix Benefit Choice VUL/SM/                     $           0.63  $              -    $           1.06
             Phoenix Express VUL(R)                             $              -  $              -    $              -
             Phoenix Joint Edge(R) VUL                          $              -  $              -    $              -
             The Phoenix Edge(R)                                $           0.91  $              -    $           1.37
             The Phoenix Edge(R)--SPVL                          $           0.94  $              -    $           1.44

                                                                  Federated High
                                                                Income Bond Fund II
                                                                 - Primary Shares
                                                                -------------------
Assets:
   Investments at fair value                                     $      5,957,217
                                                                -------------------
   Total Assets                                                  $      5,957,217
Liabilities:
   Payable to Phoenix Life Insurance Company                     $              -
                                                                -------------------
         Total Net Assets                                        $      5,957,217
                                                                ===================
                                                                ===================
         Units Outstanding                                              5,766,190
                                                                ===================
   Investment shares held                                               1,184,337
   Investments at cost                                           $      9,016,475

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                           $           1.19
             Estate Edge(R)                                      $           1.02
             Estate Strategies                                   $           1.15
             Executive Benefit VUL                               $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)               $           1.02
             Phoenix Benefit Choice VUL/SM/                      $              -
             Phoenix Express VUL(R)                              $              -
             Phoenix Joint Edge(R) VUL                           $              -
             The Phoenix Edge(R)                                 $           1.06
             The Phoenix Edge(R)--SPVL                           $           1.12

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)

                                                                  Fidelity(R) VIP   Fidelity(R) VIP Growth
                                                                   Contrafund(R)        Opportunities      Fidelity(R) VIP Growth
                                                                Portfolio - Service  Portfolio - Service    Portfolio - Service
                                                                       Class                Class                  Class
                                                                ------------------- ---------------------- ----------------------
Assets:
   Investments at fair value                                     $     43,923,121      $      4,436,147       $      9,857,897
                                                                ------------------- ---------------------- ----------------------
   Total Assets                                                  $     43,923,121      $      4,436,147       $      9,857,897
Liabilities:
   Payable to Phoenix Life Insurance Company                     $              -      $              -       $              -
                                                                ------------------- ---------------------- ----------------------
         Total Net Assets                                        $     43,923,121      $      4,436,147       $      9,857,897
                                                                =================== ====================== ======================
                                                                =================== ====================== ======================
         Units Outstanding                                             47,286,356             9,162,235             20,489,493
                                                                =================== ====================== ======================
   Investment shares held                                               2,865,174               444,950                420,021
   Investments at cost                                           $     73,613,214      $      7,021,435       $     11,877,203

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                           $           1.09      $           0.65       $           0.57
             Estate Edge(R)                                      $           0.89      $           0.47       $           0.47
             Estate Strategies                                   $           1.11      $           0.63       $           0.65
             Executive Benefit VUL                               $           1.15      $              -       $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)               $           0.91      $           0.47       $           0.48
             Phoenix Benefit Choice VUL/SM/                      $           0.58      $           0.47       $              -
             Phoenix Express VUL(R)                              $              -      $              -       $              -
             Phoenix Joint Edge(R) VUL                           $              -      $           0.55       $              -
             The Phoenix Edge(R)                                 $           1.04      $              -       $           0.57
             The Phoenix Edge(R)--SPVL                           $           1.15      $           0.65       $           0.58

                                                                Fidelity(R) VIP
                                                                Investment Grade
                                                                Bond Portfolio -
                                                                 Service Class
                                                                ----------------
Assets:
   Investments at fair value                                    $      2,130,378
                                                                ----------------
   Total Assets                                                 $      2,130,378
Liabilities:
   Payable to Phoenix Life Insurance Company                    $              -
                                                                ----------------
         Total Net Assets                                       $      2,130,378
                                                                ================
                                                                ================
         Units Outstanding                                             2,139,616
                                                                ================
   Investment shares held                                                181,308
   Investments at cost                                          $      2,236,354

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $              -
             Estate Edge(R)                                     $           0.99
             Estate Strategies                                  $           1.00
             Executive Benefit VUL                              $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $           0.99
             Phoenix Benefit Choice VUL/SM/                     $           0.98
             Phoenix Express VUL(R)                             $              -
             Phoenix Joint Edge(R) VUL                          $           0.98
             The Phoenix Edge(R)                                $              -
             The Phoenix Edge(R)--SPVL                          $           1.01

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)

                                                                                  Lazard Retirement
                                                                 Franklin Income    U.S. Small Cap    Lord Abbett Bond
                                                                Securities Fund - Equity Portfolio - Debenture Portfolio
                                                                     Class 2        Service Shares    - Class VC Shares
                                                                ----------------- ------------------ -------------------
Assets:
   Investments at fair value                                    $      2,329,539   $      1,116,442   $      4,181,895
                                                                ----------------- ------------------ -------------------
   Total Assets                                                 $      2,329,539   $      1,116,442   $      4,181,895
Liabilities:
   Payable to Phoenix Life Insurance Company                    $              -   $              -   $              -
                                                                ----------------- ------------------ -------------------
         Total Net Assets                                       $      2,329,539   $      1,116,442   $      4,181,895
                                                                ================= ================== ===================
                                                                ================= ================== ===================
         Units Outstanding                                             2,906,605          1,522,462          4,350,202
                                                                ================= ================== ===================
   Investment shares held                                                205,428            176,095            468,821
   Investments at cost                                          $      3,366,259   $      2,519,843   $      5,327,263

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $           0.82   $           0.75   $           0.99
             Estate Edge(R)                                     $           0.80   $           0.73   $           0.96
             Estate Strategies                                  $              -   $           0.74   $           0.97
             Executive Benefit VUL                              $              -   $              -   $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $           0.80   $           0.73   $           0.96
             Phoenix Benefit Choice VUL/SM/                     $           0.71   $              -   $           0.83
             Phoenix Express VUL(R)                             $              -   $              -   $              -
             Phoenix Joint Edge(R) VUL                          $              -   $              -   $              -
             The Phoenix Edge(R)                                $           0.81   $              -   $           0.97
             The Phoenix Edge(R)--SPVL                          $           0.82   $           0.75   $           0.99

                                                                 Lord Abbett Growth
                                                                     and Income
                                                                Portfolio - Class VC
                                                                       Shares
                                                                --------------------
Assets:
   Investments at fair value                                      $     14,515,940
                                                                --------------------
   Total Assets                                                   $     14,515,940
Liabilities:
   Payable to Phoenix Life Insurance Company                      $              -
                                                                --------------------
         Total Net Assets                                         $     14,515,940
                                                                ====================
                                                                ====================
         Units Outstanding                                              18,259,509
                                                                ====================
   Investment shares held                                                  840,529
   Investments at cost                                            $     21,877,558

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                            $           0.82
             Estate Edge(R)                                       $           0.79
             Estate Strategies                                    $           0.80
             Executive Benefit VUL                                $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)                $           0.79
             Phoenix Benefit Choice VUL/SM/                       $              -
             Phoenix Express VUL(R)                               $              -
             Phoenix Joint Edge(R) VUL                            $              -
             The Phoenix Edge(R)                                  $           0.80
             The Phoenix Edge(R)--SPVL                            $           0.82

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)


                                                                  Lord Abbett Mid     Mutual Shares    Neuberger Berman
                                                                Cap Value Portfolio Securities Fund -    AMT Guardian
                                                                 - Class VC Shares       Class 2      Portfolio - S Class
                                                                ------------------- ----------------- -------------------
Assets:
   Investments at fair value                                     $      5,454,324   $     26,170,688   $      1,390,822
                                                                ------------------- ----------------- -------------------
   Total Assets                                                  $      5,454,324   $     26,170,688   $      1,390,822
Liabilities:
   Payable to Phoenix Life Insurance Company                     $              -   $              -   $              -
                                                                ------------------- ----------------- -------------------
         Total Net Assets                                        $      5,454,324   $     26,170,688   $      1,390,822
                                                                =================== ================= ===================
                                                                =================== ================= ===================
         Units Outstanding                                              7,499,740         20,963,374          1,985,768
                                                                =================== ================= ===================
   Investment shares held                                                 518,965          2,221,620            112,343
   Investments at cost                                           $     10,062,240   $     36,658,186   $      2,113,864

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                           $           0.75   $           1.04   $           0.71
             Estate Edge(R)                                      $           0.73   $           1.30   $           0.70
             Estate Strategies                                   $           0.74   $           1.01   $           0.71
             Executive Benefit VUL                               $              -   $           1.04   $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)               $           0.73   $           1.28   $           0.70
             Phoenix Benefit Choice VUL/SM/                      $              -   $           0.63   $           0.64
             Phoenix Express VUL(R)                              $              -   $              -   $              -
             Phoenix Joint Edge(R) VUL                           $              -   $              -   $           0.69
             The Phoenix Edge(R)                                 $           0.73   $           1.18   $              -
             The Phoenix Edge(R)--SPVL                           $           0.75   $           1.08   $           0.71

                                                                 Neuberger Berman
                                                                  AMT Small Cap
                                                                Growth Portfolio -
                                                                     S Class
                                                                ------------------
Assets:
   Investments at fair value                                     $         12,533
                                                                ------------------
   Total Assets                                                  $         12,533
Liabilities:
   Payable to Phoenix Life Insurance Company                     $              -
                                                                ------------------
         Total Net Assets                                        $         12,533
                                                                ==================
                                                                ==================
         Units Outstanding                                                 21,653
                                                                ==================
   Investment shares held                                                   1,501
   Investments at cost                                           $         14,860

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                           $              -
             Estate Edge(R)                                      $              -
             Estate Strategies                                   $              -
             Executive Benefit VUL                               $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)               $           0.58
             Phoenix Benefit Choice VUL/SM/                      $              -
             Phoenix Express VUL(R)                              $              -
             Phoenix Joint Edge(R) VUL                           $              -
             The Phoenix Edge(R)                                 $              -
             The Phoenix Edge(R)--SPVL                           $              -

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)

                                                                    Oppenheimer         Oppenheimer      Oppenheimer Main
                                                                Capital Appreciation Global Securities   Street Small Cap
                                                                 Fund/VA - Service   Fund/VA - Service Fund(R)/VA - Service
                                                                       Shares             Shares              Shares
                                                                -------------------- ----------------- --------------------
Assets:
   Investments at fair value                                      $        478,530   $      1,030,769    $      3,006,291
                                                                -------------------- ----------------- --------------------
   Total Assets                                                   $        478,530   $      1,030,769    $      3,006,291
Liabilities:
   Payable to Phoenix Life Insurance Company                      $              -   $              -    $              -
                                                                -------------------- ----------------- --------------------
         Total Net Assets                                         $        478,530   $      1,030,769    $      3,006,291
                                                                ==================== ================= ====================
                                                                ==================== ================= ====================
         Units Outstanding                                                 770,390          1,546,197           4,961,871
                                                                ==================== ================= ====================
   Investment shares held                                                   18,825             51,488             285,227
   Investments at cost                                            $        760,288   $      1,692,677    $      4,643,897

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                            $           0.63   $           0.68    $           0.62
             Estate Edge(R)                                       $           0.62   $           0.66    $           0.60
             Estate Strategies                                    $              -   $              -    $           0.61
             Executive Benefit VUL                                $              -   $              -    $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)                $           0.62   $           0.66    $           0.60
             Phoenix Benefit Choice VUL/SM/                       $              -   $           0.59    $           0.62
             Phoenix Express VUL(R)                               $              -   $              -    $              -
             Phoenix Joint Edge(R) VUL                            $              -   $              -    $           0.69
             The Phoenix Edge(R)                                  $              -   $              -    $           0.61
             The Phoenix Edge(R)--SPVL                            $              -   $           0.68    $           0.62


                                                                Phoenix Capital
                                                                 Growth Series
                                                                ----------------
Assets:
   Investments at fair value                                    $     93,963,822
                                                                ----------------
   Total Assets                                                 $     93,963,822
Liabilities:
   Payable to Phoenix Life Insurance Company                    $              -
                                                                ----------------
         Total Net Assets                                       $     93,963,822
                                                                ================
                                                                ================
         Units Outstanding                                            39,520,484
                                                                ================
   Investment shares held                                              9,443,978
   Investments at cost                                          $    173,733,130

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $           0.61
             Estate Edge(R)                                     $           2.44
             Estate Strategies                                  $           0.60
             Executive Benefit VUL                              $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $           2.45
             Phoenix Benefit Choice VUL/SM/                     $              -
             Phoenix Express VUL(R)                             $              -
             Phoenix Joint Edge(R) VUL                          $              -
             The Phoenix Edge(R)                                $           2.61
             The Phoenix Edge(R)--SPVL                          $           0.42

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)

                                                                 Phoenix Dynamic
                                                                 Asset Allocation  Phoenix Dynamic  Phoenix Dynamic
                                                                Series: Aggressive Asset Allocation Asset Allocation
                                                                      Growth        Series: Growth  Series: Moderate
                                                                ------------------ ---------------- ----------------
Assets:
   Investments at fair value                                     $      1,672,504  $      6,558,034 $      3,948,788
                                                                ------------------ ---------------- ----------------
   Total Assets                                                  $      1,672,504  $      6,558,034 $      3,948,788
Liabilities:
   Payable to Phoenix Life Insurance Company                     $              -  $              - $              -
                                                                ------------------ ---------------- ----------------
         Total Net Assets                                        $      1,672,504  $      6,558,034 $      3,948,788
                                                                ================== ================ ================
                                                                ================== ================ ================
         Units Outstanding                                              2,266,815         8,245,007        4,206,356
                                                                ================== ================ ================
   Investment shares held                                                 236,601           872,351          447,016
   Investments at cost                                           $      2,535,555  $      9,165,763 $      4,637,077

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                           $           0.75  $           0.81 $              -
             Estate Edge(R)                                      $           0.74  $           0.79 $           0.94
             Estate Strategies                                   $              -  $              - $              -
             Executive Benefit VUL                               $              -  $              - $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)               $           0.74  $           0.79 $           0.94
             Phoenix Benefit Choice VUL/SM/                      $              -  $              - $              -
             Phoenix Express VUL(R)                              $              -  $              - $              -
             Phoenix Joint Edge(R) VUL                           $              -  $              - $              -
             The Phoenix Edge(R)                                 $              -  $              - $              -
             The Phoenix Edge(R)--SPVL                           $           0.75  $           0.81 $              -

                                                                Phoenix Dynamic
                                                                Asset Allocation
                                                                Series: Moderate
                                                                     Growth
                                                                ----------------
Assets:
   Investments at fair value                                    $      2,866,142
                                                                ----------------
   Total Assets                                                 $      2,866,142
Liabilities:
   Payable to Phoenix Life Insurance Company                    $              -
                                                                ----------------
         Total Net Assets                                       $      2,866,142
                                                                ================
                                                                ================
         Units Outstanding                                             3,340,266
                                                                ================
   Investment shares held                                                361,290
   Investments at cost                                          $      3,888,356

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $           0.88
             Estate Edge(R)                                     $           0.86
             Estate Strategies                                  $              -
             Executive Benefit VUL                              $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $           0.86
             Phoenix Benefit Choice VUL/SM/                     $              -
             Phoenix Express VUL(R)                             $              -
             Phoenix Joint Edge(R) VUL                          $              -
             The Phoenix Edge(R)                                $              -
             The Phoenix Edge(R)--SPVL                          $           0.88

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)


                                                                Phoenix Growth and Phoenix Mid-Cap   Phoenix Money
                                                                  Income Series     Growth Series    Market Series
                                                                ------------------ ---------------- ----------------
Assets:
   Investments at fair value                                     $     21,245,390  $     19,211,217 $     64,783,309
                                                                ------------------ ---------------- ----------------
   Total Assets                                                  $     21,245,390  $     19,211,217 $     64,783,309
Liabilities:
   Payable to Phoenix Life Insurance Company                     $              -  $              - $              -
                                                                ------------------ ---------------- ----------------
         Total Net Assets                                        $     21,245,390  $     19,211,217 $     64,783,309
                                                                ================== ================ ================
                                                                ================== ================ ================
         Units Outstanding                                             21,109,692        21,285,168       36,209,692
                                                                ================== ================ ================
   Investment shares held                                               2,248,657         2,072,409        6,478,330
   Investments at cost                                           $     26,096,445  $     30,110,244 $     64,783,309

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                           $           0.89  $           0.52 $           1.25
             Estate Edge(R)                                      $           0.98  $           0.92 $           1.88
             Estate Strategies                                   $           0.86  $              - $           1.16
             Executive Benefit VUL                               $              -  $           0.57 $           1.21
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)               $           1.03  $           0.94 $           1.89
             Phoenix Benefit Choice VUL/SM/                      $              -  $              - $           1.03
             Phoenix Express VUL(R)                              $              -  $              - $              -
             Phoenix Joint Edge(R) VUL                           $              -  $              - $           1.01
             The Phoenix Edge(R)                                 $           0.98  $           0.88 $           2.36
             The Phoenix Edge(R)--SPVL                           $           0.98  $           0.53 $           1.23

                                                                 Phoenix Multi-
                                                                  Sector Fixed
                                                                 Income Series
                                                                ----------------
Assets:
   Investments at fair value                                    $     36,957,377
                                                                ----------------
   Total Assets                                                 $     36,957,377
Liabilities:
   Payable to Phoenix Life Insurance Company                    $              -
                                                                ----------------
         Total Net Assets                                       $     36,957,377
                                                                ================
                                                                ================
         Units Outstanding                                            13,481,223
                                                                ================
   Investment shares held                                              5,377,556
   Investments at cost                                          $     49,603,888

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $           1.28
             Estate Edge(R)                                     $           3.00
             Estate Strategies                                  $           1.24
             Executive Benefit VUL                              $           1.28
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $           3.00
             Phoenix Benefit Choice VUL/SM/                     $           0.82
             Phoenix Express VUL(R)                             $              -
             Phoenix Joint Edge(R) VUL                          $           0.84
             The Phoenix Edge(R)                                $           3.46
             The Phoenix Edge(R)--SPVL                          $           1.34


                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)

                                                                 Phoenix Multi-
                                                                Sector Short Term Phoenix Small-Cap Phoenix Strategic
                                                                   Bond Series      Growth Series   Allocation Series
                                                                ----------------- ----------------- -----------------
Assets:
   Investments at fair value                                    $     18,293,936  $      7,493,407  $     47,636,608
                                                                ----------------- ----------------- -----------------
   Total Assets                                                 $     18,293,936  $      7,493,407  $     47,636,608
Liabilities:
   Payable to Phoenix Life Insurance Company                    $              -  $              -  $              -
                                                                ----------------- ----------------- -----------------
         Total Net Assets                                       $     18,293,936  $      7,493,407  $     47,636,608
                                                                ================= ================= =================
                                                                ================= ================= =================
         Units Outstanding                                            17,665,133         5,628,926        13,689,588
                                                                ================= ================= =================
   Investment shares held                                              2,223,003           786,365         5,149,319
   Investments at cost                                          $     22,060,161  $     13,227,328  $     70,862,466

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $           1.07  $           1.40  $           1.06
             Estate Edge(R)                                     $           1.02  $           1.33  $           3.62
             Estate Strategies                                  $              -  $           1.36  $           1.01
             Executive Benefit VUL                              $              -  $              -  $           1.06
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $           1.02  $           1.33  $           3.62
             Phoenix Benefit Choice VUL/SM/                     $              -  $              -  $           0.75
             Phoenix Express VUL(R)                             $              -  $              -  $              -
             Phoenix Joint Edge(R) VUL                          $              -  $              -  $              -
             The Phoenix Edge(R)                                $           1.04  $           1.35  $           3.89
             The Phoenix Edge(R)--SPVL                          $           1.07  $           1.40  $           1.05

                                                                  Phoenix-Aberdeen
                                                                International Series
                                                                --------------------
Assets:
   Investments at fair value                                      $     60,670,721
                                                                --------------------
   Total Assets                                                   $     60,670,721
Liabilities:
   Payable to Phoenix Life Insurance Company                      $              -
                                                                --------------------
         Total Net Assets                                         $     60,670,721
                                                                ====================
                                                                ====================
         Units Outstanding                                              25,297,505
                                                                ====================
   Investment shares held                                                5,545,611
   Investments at cost                                            $     77,498,324

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                            $           1.13
             Estate Edge(R)                                       $           2.52
             Estate Strategies                                    $           1.29
             Executive Benefit VUL                                $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)                $           2.52
             Phoenix Benefit Choice VUL/SM/                       $           0.62
             Phoenix Express VUL(R)                               $              -
             Phoenix Joint Edge(R) VUL                            $           0.67
             The Phoenix Edge(R)                                  $           2.67
             The Phoenix Edge(R)--SPVL                            $           1.08


                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)

                                                                  Phoenix-Duff &    Phoenix-Sanford  Phoenix-Sanford
                                                                Phelps Real Estate Bernstein Mid-Cap Bernstein Small-
                                                                Securities Series    Value Series    Cap Value Series
                                                                ------------------ ----------------- ----------------
Assets:
   Investments at fair value                                     $     18,839,134  $     21,135,340  $     11,284,898
                                                                ------------------ ----------------- ----------------
   Total Assets                                                  $     18,839,134  $     21,135,340  $     11,284,898
Liabilities:
   Payable to Phoenix Life Insurance Company                     $              -  $              -  $              -
                                                                ------------------ ----------------- ----------------
         Total Net Assets                                        $     18,839,134  $     21,135,340  $     11,284,898
                                                                ================== ================= ================
                                                                ================== ================= ================
         Units Outstanding                                              6,858,000        15,880,572         8,009,474
                                                                ================== ================= ================
   Investment shares held                                               1,158,870         2,799,143         1,287,286
   Investments at cost                                           $     21,790,653  $     30,305,242  $     17,497,020

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                           $           1.95  $           1.47  $           1.33
             Estate Edge(R)                                      $           2.92  $           1.28  $           1.34
             Estate Strategies                                   $           1.76  $           1.38  $           1.27
             Executive Benefit VUL                               $           1.82  $           1.48  $           1.31
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)               $           2.92  $           1.33  $           1.45
             Phoenix Benefit Choice VUL/SM/                      $           0.60  $           0.65  $           0.62
             Phoenix Express VUL(R)                              $              -  $              -  $              -
             Phoenix Joint Edge(R) VUL                           $           0.65  $           0.70  $              -
             The Phoenix Edge(R)                                 $           3.03  $           1.50  $           1.26
             The Phoenix Edge(R)--SPVL                           $           1.92  $           1.71  $           1.31

                                                                  Phoenix-Van
                                                                Kampen Comstock
                                                                    Series
                                                                ----------------
Assets:
   Investments at fair value                                    $     19,277,098
                                                                ----------------
   Total Assets                                                 $     19,277,098
Liabilities:
   Payable to Phoenix Life Insurance Company                    $              -
                                                                ----------------
         Total Net Assets                                       $     19,277,098
                                                                ================
                                                                ================
         Units Outstanding                                            17,445,417
                                                                ================
   Investment shares held                                              2,506,756
   Investments at cost                                          $     31,141,831

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $           0.75
             Estate Edge(R)                                     $           1.16
             Estate Strategies                                  $           0.77
             Executive Benefit VUL                              $           0.78
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $           1.19
             Phoenix Benefit Choice VUL/SM/                     $              -
             Phoenix Express VUL(R)                             $              -
             Phoenix Joint Edge(R) VUL                          $              -
             The Phoenix Edge(R)                                $           1.16
             The Phoenix Edge(R)--SPVL                          $           0.74


                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)

                                                                                         PIMCO
                                                                                     CommodityReal
                                                                   Phoenix-Van    Return(TM) Strategy  PIMCO Real Return
                                                                Kampen Equity 500 Portfolio - Advisor Portfolio - Advisor
                                                                  Index Series           Class               Class
                                                                ----------------- ------------------- -------------------
Assets:
   Investments at fair value                                    $     27,778,041   $      1,892,772    $      2,637,793
                                                                ----------------- ------------------- -------------------
   Total Assets                                                 $     27,778,041   $      1,892,772    $      2,637,793
Liabilities:
   Payable to Phoenix Life Insurance Company                    $              -   $              -    $              -
                                                                ----------------- ------------------- -------------------
         Total Net Assets                                       $     27,778,041   $      1,892,772    $      2,637,793
                                                                ================= =================== ===================
                                                                ================= =================== ===================
         Units Outstanding                                            28,725,862          2,911,484           2,560,314
                                                                ================= =================== ===================
   Investment shares held                                              3,425,840            270,010             234,261
   Investments at cost                                          $     43,113,732   $      3,275,898    $      2,965,920

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $           0.71   $           0.66    $           1.05
             Estate Edge(R)                                     $           0.98   $           0.65    $           1.03
             Estate Strategies                                  $           0.76   $           0.66    $              -
             Executive Benefit VUL                              $           0.77   $              -    $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $           0.98   $           0.65    $           1.03
             Phoenix Benefit Choice VUL/SM/                     $              -   $           0.58    $           0.94
             Phoenix Express VUL(R)                             $              -   $              -    $              -
             Phoenix Joint Edge(R) VUL                          $              -   $           0.47    $              -
             The Phoenix Edge(R)                                $           0.97   $           0.65    $           1.04
             The Phoenix Edge(R)--SPVL                          $           0.75   $           0.66    $           1.05


                                                                PIMCO Total Return
                                                                Portfolio - Advisor
                                                                       Class
                                                                -------------------
Assets:
   Investments at fair value                                     $     13,588,916
                                                                -------------------
   Total Assets                                                  $     13,588,916
Liabilities:
   Payable to Phoenix Life Insurance Company                     $              -
                                                                -------------------
         Total Net Assets                                        $     13,588,916
                                                                ===================
                                                                ===================
         Units Outstanding                                             11,654,868
                                                                ===================
   Investment shares held                                               1,318,033
   Investments at cost                                           $     13,634,150

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                           $           1.19
             Estate Edge(R)                                      $           1.16
             Estate Strategies                                   $              -
             Executive Benefit VUL                               $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)               $           1.16
             Phoenix Benefit Choice VUL/SM/                      $           1.06
             Phoenix Express VUL(R)                              $              -
             Phoenix Joint Edge(R) VUL                           $              -
             The Phoenix Edge(R)                                 $           1.17
             The Phoenix Edge(R)--SPVL                           $           1.19


                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)

                                                                  Rydex Variable
                                                                  Trust Inverse                      Rydex Variable
                                                                 Government Long   Rydex Variable     Trust Sector
                                                                Bond Strategy Fund Trust Nova Fund   Rotation Fund
                                                                ------------------ ---------------- ----------------
Assets:
   Investments at fair value                                     $        148,376  $        128,866 $        946,768
                                                                ------------------ ---------------- ----------------
   Total Assets                                                  $        148,376  $        128,866 $        946,768
Liabilities:
   Payable to Phoenix Life Insurance Company                     $              -  $              - $              -
                                                                ------------------ ---------------- ----------------
         Total Net Assets                                        $        148,376  $        128,866 $        946,768
                                                                ================== ================ ================
                                                                ================== ================ ================
         Units Outstanding                                                237,052           168,151          835,179
                                                                ================== ================ ================
   Investment shares held                                                  10,911            28,322          104,616
   Investments at cost                                           $        267,663  $        187,352 $      1,159,412

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                           $           0.65  $           0.80 $           1.18
             Estate Edge(R)                                      $           0.62  $              - $           1.13
             Estate Strategies                                   $              -  $              - $              -
             Executive Benefit VUL                               $              -  $              - $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)               $           0.62  $           0.77 $           1.13
             Phoenix Benefit Choice VUL/SM/                      $              -  $              - $              -
             Phoenix Express VUL(R)                              $              -  $              - $              -
             Phoenix Joint Edge(R) VUL                           $              -  $              - $              -
             The Phoenix Edge(R)                                 $              -  $              - $              -
             The Phoenix Edge(R)--SPVL                           $           0.65  $              - $           1.18

                                                                Sentinel Variable
                                                                Products Balanced
                                                                      Fund
                                                                -----------------
Assets:
   Investments at fair value                                    $        324,015
                                                                -----------------
   Total Assets                                                 $        324,015
Liabilities:
   Payable to Phoenix Life Insurance Company                    $              -
                                                                -----------------
         Total Net Assets                                       $        324,015
                                                                =================
                                                                =================
         Units Outstanding                                               421,816
                                                                =================
   Investment shares held                                                 35,490
   Investments at cost                                          $        403,092

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $              -
             Estate Edge(R)                                     $           0.77
             Estate Strategies                                  $              -
             Executive Benefit VUL                              $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $           0.77
             Phoenix Benefit Choice VUL/SM/                     $              -
             Phoenix Express VUL(R)                             $              -
             Phoenix Joint Edge(R) VUL                          $              -
             The Phoenix Edge(R)                                $           0.77
             The Phoenix Edge(R)--SPVL                          $              -


                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)

                                                                Sentinel Variable Sentinel Variable Sentinel Variable
                                                                  Products Bond    Products Common  Products Mid Cap
                                                                      Fund           Stock Fund        Growth Fund
                                                                ----------------- ----------------- -----------------
Assets:
   Investments at fair value                                    $      6,484,320  $      9,357,940  $        500,820
                                                                ----------------- ----------------- -----------------
   Total Assets                                                 $      6,484,320  $      9,357,940  $        500,820
Liabilities:
   Payable to Phoenix Life Insurance Company                    $              -  $              -  $              -
                                                                ----------------- ----------------- -----------------
         Total Net Assets                                       $      6,484,320  $      9,357,940  $        500,820
                                                                ================= ================= =================
                                                                ================= ================= =================
         Units Outstanding                                             6,181,898        13,719,780           865,981
                                                                ================= ================= =================
   Investment shares held                                                653,661           991,306            74,750
   Investments at cost                                          $      6,546,158  $     12,688,322  $        866,330

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $           1.06  $           0.69  $           0.58
             Estate Edge(R)                                     $           1.05  $           0.68  $           0.58
             Estate Strategies                                  $           1.05  $           0.68  $              -
             Executive Benefit VUL                              $              -  $              -  $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $           1.05  $           0.68  $           0.58
             Phoenix Benefit Choice VUL/SM/                     $           1.04  $           0.68  $           0.56
             Phoenix Express VUL(R)                             $              -  $              -  $              -
             Phoenix Joint Edge(R) VUL                          $           1.03  $           0.72  $              -
             The Phoenix Edge(R)                                $           1.05  $           0.68  $              -
             The Phoenix Edge(R)--SPVL                          $           1.06  $           0.69  $              -

                                                                Sentinel Variable
                                                                 Products Small
                                                                  Company Fund
                                                                -----------------
Assets:
   Investments at fair value                                    $        537,167
                                                                -----------------
   Total Assets                                                 $        537,167
Liabilities:
   Payable to Phoenix Life Insurance Company                    $              -
                                                                -----------------
         Total Net Assets                                       $        537,167
                                                                =================
                                                                =================
         Units Outstanding                                               793,757
                                                                =================
   Investment shares held                                                 57,759
   Investments at cost                                          $        695,970

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $           0.68
             Estate Edge(R)                                     $           0.68
             Estate Strategies                                  $           0.68
             Executive Benefit VUL                              $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $           0.68
             Phoenix Benefit Choice VUL/SM/                     $           0.68
             Phoenix Express VUL(R)                             $              -
             Phoenix Joint Edge(R) VUL                          $           0.75
             The Phoenix Edge(R)                                $              -
             The Phoenix Edge(R)--SPVL                          $           0.68

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)

                                                                    Summit S&P          Templeton
                                                                 MidCap 400 Index   Developing Markets Templeton Foreign
                                                                Portfolio - Class I Securities Fund -  Securities Fund -
                                                                      Shares             Class 2            Class 2
                                                                ------------------- ------------------ -----------------
Assets:
   Investments at fair value                                     $        132,556    $      4,260,171  $     13,950,701
                                                                ------------------- ------------------ -----------------
   Total Assets                                                  $        132,556    $      4,260,171  $     13,950,701
Liabilities:
   Payable to Phoenix Life Insurance Company                     $              -    $              -  $              -
                                                                ------------------- ------------------ -----------------
         Total Net Assets                                        $        132,556    $      4,260,171  $     13,950,701
                                                                =================== ================== =================
                                                                =================== ================== =================
         Units Outstanding                                                189,235           2,403,470        12,599,308
                                                                =================== ================== =================
   Investment shares held                                                   3,282             705,326         1,296,534
   Investments at cost                                           $        161,095    $      7,837,897  $     17,267,680

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                           $           0.70    $           1.77  $           1.04
             Estate Edge(R)                                      $           0.70    $           1.77  $           1.06
             Estate Strategies                                   $              -    $              -  $           1.05
             Executive Benefit VUL                               $              -    $              -  $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)               $           0.70    $           1.77  $           1.14
             Phoenix Benefit Choice VUL/SM/                      $              -    $           0.48  $           0.61
             Phoenix Express VUL(R)                              $              -    $              -  $              -
             Phoenix Joint Edge(R) VUL                           $              -    $              -  $              -
             The Phoenix Edge(R)                                 $              -    $           1.76  $           1.14
             The Phoenix Edge(R)--SPVL                           $              -    $           1.77  $           1.04

                                                                Templeton Global
                                                                Asset Allocation
                                                                 Fund - Class 2
                                                                ----------------
Assets:
   Investments at fair value                                    $        761,206
                                                                ----------------
   Total Assets                                                 $        761,206
Liabilities:
   Payable to Phoenix Life Insurance Company                    $              -
                                                                ----------------
         Total Net Assets                                       $        761,206
                                                                ================
                                                                ================
         Units Outstanding                                               486,477
                                                                ================
   Investment shares held                                                 89,872
   Investments at cost                                          $      1,484,618

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $           1.45
             Estate Edge(R)                                     $           1.58
             Estate Strategies                                  $              -
             Executive Benefit VUL                              $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $           1.55
             Phoenix Benefit Choice VUL/SM/                     $              -
             Phoenix Express VUL(R)                             $              -
             Phoenix Joint Edge(R) VUL                          $              -
             The Phoenix Edge(R)                                $              -
             The Phoenix Edge(R)--SPVL                          $           1.36

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)

                                                                Templeton Growth     Van Kampen UIF
                                                                Securities Fund -  Equity and Income       Wanger
                                                                     Class 2      Portfolio - Class II  International
                                                                ----------------- -------------------- ----------------
Assets:
   Investments at fair value                                    $     11,552,017    $        625,780   $     31,892,165
                                                                ----------------- -------------------- ----------------
   Total Assets                                                 $     11,552,017    $        625,780   $     31,892,165
Liabilities:
   Payable to Phoenix Life Insurance Company                    $              -    $              -   $              -
                                                                ----------------- -------------------- ----------------
         Total Net Assets                                       $     11,552,017    $        625,780   $     31,892,165
                                                                ================= ==================== ================
                                                                ================= ==================== ================
         Units Outstanding                                             9,608,553             736,227         13,707,274
                                                                ================= ==================== ================
   Investment shares held                                              1,408,782              58,104          1,541,430
   Investments at cost                                          $     15,814,737    $        781,118   $     35,282,804

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $           0.97    $           0.86   $           1.33
             Estate Edge(R)                                     $           1.25    $           0.85   $           2.42
             Estate Strategies                                  $           0.94    $              -   $           1.46
             Executive Benefit VUL                              $              -    $              -   $           1.51
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $           1.22    $           0.85   $           2.42
             Phoenix Benefit Choice VUL/SM/                     $           0.58    $              -   $           0.54
             Phoenix Express VUL(R)                             $              -    $              -   $              -
             Phoenix Joint Edge(R) VUL                          $              -    $              -   $           0.64
             The Phoenix Edge(R)                                $           0.93    $              -   $           2.51
             The Phoenix Edge(R)--SPVL                          $           0.96    $           0.86   $           1.37

                                                                       Wanger
                                                                International Select
                                                                --------------------
Assets:
   Investments at fair value                                      $      8,720,674
                                                                --------------------
   Total Assets                                                   $      8,720,674
Liabilities:
   Payable to Phoenix Life Insurance Company                      $              -
                                                                --------------------
         Total Net Assets                                         $      8,720,674
                                                                ====================
                                                                ====================
         Units Outstanding                                               4,800,803
                                                                ====================
   Investment shares held                                                  726,119
   Investments at cost                                            $     12,447,913

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                            $           1.17
             Estate Edge(R)                                       $           1.74
             Estate Strategies                                    $           1.34
             Executive Benefit VUL                                $           1.38
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)                $           2.04
             Phoenix Benefit Choice VUL/SM/                       $           0.56
             Phoenix Express VUL(R)                               $              -
             Phoenix Joint Edge(R) VUL                            $              -
             The Phoenix Edge(R)                                  $           0.90
             The Phoenix Edge(R)--SPVL                            $           1.21


                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)

                                                                 Wanger Select      Wanger USA
                                                                ---------------- ----------------
Assets:
   Investments at fair value                                    $      8,479,076 $     38,782,872
                                                                ---------------- ----------------
   Total Assets                                                 $      8,479,076 $     38,782,872
Liabilities:
   Payable to Phoenix Life Insurance Company                    $              - $              -
                                                                ---------------- ----------------
         Total Net Assets                                       $      8,479,076 $     38,782,872
                                                                ================ ================
                                                                ================ ================
         Units Outstanding                                             5,861,626       21,593,459
                                                                ================ ================
   Investment shares held                                                611,324        2,009,475
   Investments at cost                                          $     10,571,093 $     42,102,213

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $           1.16 $           1.27
             Estate Edge(R)                                     $           1.30 $           1.82
             Estate Strategies                                  $           1.12 $           1.06
             Executive Benefit VUL                              $           1.20 $           1.09
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $           1.63 $           1.83
             Phoenix Benefit Choice VUL/SM/                     $              - $              -
             Phoenix Express VUL(R)                             $              - $              -
             Phoenix Joint Edge(R) VUL                          $              - $              -
             The Phoenix Edge(R)                                $           1.11 $           1.86
             The Phoenix Edge(R)--SPVL                          $           1.16 $           1.27


                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2008


                                                         AIM V.I. Capital   AIM V.I. Core Equity  AIM V.I. Mid Cap
                                                       Appreciation Fund -    Fund - Series I    Core Equity Fund -
                                                         Series I Shares           Shares          Series I Shares
                                                       -------------------- -------------------- -------------------
Income:
   Dividends                                             $              -     $         58,257    $         64,869
Expenses:
   Mortality and expense fees                                      47,155               19,964              30,745
   Administrative fees                                                  -                    -                   -
                                                       -------------------- -------------------- -------------------
Net investment income (loss)                                      (47,155)              38,293              34,124
                                                       -------------------- -------------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                     65,873               27,258              (9,431)
   Realized gain distributions                                          -                    -             471,750
                                                       -------------------- -------------------- -------------------
   Realized gain (loss)                                            65,873               27,258             462,319
                                                       -------------------- -------------------- -------------------

Change in unrealized appreciation (depreciation)
   during the year                                             (3,660,625)          (1,053,871)         (1,822,523)
                                                       -------------------- -------------------- -------------------
Net increase (decrease) in net assets from operations    $     (3,641,907)    $       (988,320)   $     (1,326,080)
                                                       ==================== ==================== ===================

                                                                            Anchor Series Trust
                                                       Anchor Series Trust     Government and    Anchor Series Trust
                                                       Capital Appreciation     Quality Bond      Growth and Income
                                                       Portfolio - Class 1  Portfolio - Class 1  Portfolio - Class 1
                                                       -------------------- -------------------- -------------------
Income:
   Dividends                                             $              -     $         15,094    $          1,203
Expenses:
   Mortality and expense fees                                       6,241                  914                 690
   Administrative fees                                              4,807                  724                 465
                                                       -------------------- -------------------- -------------------
Net investment income (loss)                                      (11,048)              13,456                  48
                                                       -------------------- -------------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                    (14,767)               5,911              (1,026)
   Realized gain distributions                                    514,186                    -              43,405
                                                       -------------------- -------------------- -------------------
   Realized gain (loss)                                           499,419                5,911              42,379
                                                       -------------------- -------------------- -------------------

Change in unrealized appreciation (depreciation)
   during the year                                             (1,721,538)              (3,167)           (159,579)
                                                       -------------------- -------------------- -------------------
Net increase (decrease) in net assets from operations    $     (1,233,167)    $         16,200    $       (117,152)
                                                       ==================== ==================== ===================

                                                          Alger American
                                                       Capital Appreciation
                                                       Portfolio - Class O
                                                              Shares
                                                       --------------------
Income:
   Dividends                                             $              -
Expenses:
   Mortality and expense fees                                      78,501
   Administrative fees                                                  -
                                                       --------------------
Net investment income (loss)                                      (78,501)
                                                       --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                    922,413
   Realized gain distributions                                          -
                                                       --------------------
   Realized gain (loss)                                           922,413
                                                       --------------------

Change in unrealized appreciation (depreciation)
   during the year                                             (7,033,224)
                                                       --------------------
Net increase (decrease) in net assets from operations    $     (6,189,312)
                                                       ====================


                                                       Anchor Series Trust
                                                        Growth Portfolio -
                                                             Class 1
                                                       --------------------
Income:
   Dividends                                             $         14,683
Expenses:
   Mortality and expense fees                                       5,237
   Administrative fees                                              3,648
                                                       --------------------
Net investment income (loss)                                        5,798
                                                       --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                   (100,517)
   Realized gain distributions                                    384,960
                                                       --------------------
   Realized gain (loss)                                           284,443
                                                       --------------------

Change in unrealized appreciation (depreciation)
   during the year                                             (1,250,734)
                                                       --------------------
Net increase (decrease) in net assets from operations    $       (960,493)
                                                       ====================


                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2008
                                  (Continued)


                                                       Anchor Series Trust Anchor Series Trust Anchor Series Trust
                                                          Money Market         Multi-Asset      Natural Resources
                                                       Portfolio - Class 1 Portfolio - Class 1 Portfolio - Class 1
                                                       ------------------- ------------------- -------------------
Income:
   Dividends                                            $         13,744    $         57,534    $          8,685
Expenses:
   Mortality and expense fees                                      2,156               6,987               2,905
   Administrative fees                                             1,532               5,304               1,626
                                                       ------------------- ------------------- -------------------
Net investment income (loss)                                      10,056              45,243               4,154
                                                       ------------------- ------------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                         -              (2,395)            (23,366)
   Realized gain distributions                                         -             294,149             176,101
                                                       ------------------- ------------------- -------------------
   Realized gain (loss)                                                -             291,754             152,735
                                                       ------------------- ------------------- -------------------

Change in unrealized appreciation (depreciation)
   during the year                                                     -          (1,128,027)           (713,346)
                                                       ------------------- ------------------- -------------------
Net increase (decrease) in net assets from operations   $         10,056    $       (791,030)   $       (556,457)
                                                       =================== =================== ===================

                                                         DWS Equity 500                        Federated Fund for
                                                        Index Fund VIP -      DWS Small Cap      U.S. Government
                                                             Class A       Index VIP - Class A    Securities II
                                                       ------------------- ------------------- -------------------
Income:
   Dividends                                            $        882,413    $             26    $      1,818,318
Expenses:
   Mortality and expense fees                                    162,939                 145             248,537
   Administrative fees                                                 -                   -                   -
                                                       ------------------- ------------------- -------------------
Net investment income (loss)                                     719,474                (119)          1,569,781
                                                       ------------------- ------------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                  (342,712)             (2,039)            (34,237)
   Realized gain distributions                                         -                 164                   -
                                                       ------------------- ------------------- -------------------
   Realized gain (loss)                                         (342,712)             (1,875)            (34,237)
                                                       ------------------- ------------------- -------------------

Change in unrealized appreciation (depreciation)
   during the year                                           (16,705,449)             (4,570)           (287,199)
                                                       ------------------- ------------------- -------------------
Net increase (decrease) in net assets from operations   $    (16,328,687)   $         (6,564)   $      1,248,345
                                                       =================== =================== ===================

                                                       Anchor Series Trust
                                                        Strategic Multi-
                                                        Asset Portfolio -
                                                             Class 1
                                                       -------------------
Income:
   Dividends                                            $              -
Expenses:
   Mortality and expense fees                                      4,277
   Administrative fees                                             3,028
                                                       -------------------
Net investment income (loss)                                      (7,305)
                                                       -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                    (7,932)
   Realized gain distributions                                   296,367
                                                       -------------------
   Realized gain (loss)                                          288,435
                                                       -------------------

Change in unrealized appreciation (depreciation)
   during the year                                              (829,391)
                                                       -------------------
Net increase (decrease) in net assets from operations   $       (548,261)
                                                       ===================

                                                         Federated High
                                                        Income Bond Fund
                                                       II - Primary Shares
                                                       -------------------
Income:
   Dividends                                            $        830,757
Expenses:
   Mortality and expense fees                                     58,221
   Administrative fees                                                 -
                                                       -------------------
Net investment income (loss)                                     772,536
                                                       -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                  (201,163)
   Realized gain distributions                                         -
                                                       -------------------
   Realized gain (loss)                                         (201,163)
                                                       -------------------

Change in unrealized appreciation (depreciation)
   during the year                                            (2,778,388)
                                                       -------------------
Net increase (decrease) in net assets from operations   $     (2,207,015)
                                                       ===================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2008
                                  (Continued)

                                                         Fidelity(R) VIP   Fidelity(R) VIP Growth
                                                          Contrafund(R)        Opportunities      Fidelity(R) VIP Growth
                                                       Portfolio - Service  Portfolio - Service    Portfolio - Service
                                                              Class                Class                  Class
                                                       ------------------- ---------------------- ----------------------
Income:
   Dividends                                            $        571,610      $         26,781       $        111,208
Expenses:
   Mortality and expense fees                                    443,871                48,584                116,472
   Administrative fees                                                 -                     -                      -
                                                       ------------------- ---------------------- ----------------------
Net investment income (loss)                                     127,739               (21,803)                (5,264)
                                                       ------------------- ---------------------- ----------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                  (864,179)             (115,045)               (10,981)
   Realized gain distributions                                 1,643,174                     -                      -
                                                       ------------------- ---------------------- ----------------------
   Realized gain (loss)                                          778,995              (115,045)               (10,981)
                                                       ------------------- ---------------------- ----------------------

Change in unrealized appreciation (depreciation)
   during the year                                           (34,722,606)           (4,800,870)            (9,305,526)
                                                       ------------------- ---------------------- ----------------------
Net increase (decrease) in net assets from operations   $    (33,815,872)     $     (4,937,718)      $     (9,321,771)
                                                       =================== ====================== ======================

                                                                             Lazard Retirement
                                                         Franklin Income       U.S. Small Cap        Lord Abbett Bond
                                                        Securities Fund -    Equity Portfolio -    Debenture Portfolio
                                                             Class 2           Service Shares       - Class VC Shares
                                                       ------------------- ---------------------- ----------------------
Income:
   Dividends                                            $        138,480      $              -       $        313,508
Expenses:
   Mortality and expense fees                                     17,783                11,850                 33,216
   Administrative fees                                                 -                     -                      -
                                                       ------------------- ---------------------- ----------------------
Net investment income (loss)                                     120,697               (11,850)               280,292
                                                       ------------------- ---------------------- ----------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                   (11,207)              (73,820)               (45,513)
   Realized gain distributions                                    57,985                     -                 11,909
                                                       ------------------- ---------------------- ----------------------
   Realized gain (loss)                                           46,778               (73,820)               (33,604)
                                                       ------------------- ---------------------- ----------------------

Change in unrealized appreciation (depreciation)
   during the year                                            (1,050,768)             (580,052)            (1,164,703)
                                                       ------------------- ---------------------- ----------------------
Net increase (decrease) in net assets from operations   $       (883,293)     $       (665,722)      $       (918,015)
                                                       =================== ====================== ======================

                                                         Fidelity(R) VIP
                                                         Investment Grade
                                                         Bond Portfolio -
                                                          Service Class
                                                       --------------------
Income:
   Dividends                                             $        102,340
Expenses:
   Mortality and expense fees                                      18,194
   Administrative fees                                                  -
                                                       --------------------
Net investment income (loss)                                       84,146
                                                       --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                    (25,848)
   Realized gain distributions                                      2,023
                                                       --------------------
   Realized gain (loss)                                           (23,825)
                                                       --------------------

Change in unrealized appreciation (depreciation)
   during the year                                               (149,193)
                                                       --------------------
Net increase (decrease) in net assets from operations    $        (88,872)
                                                       ====================

                                                        Lord Abbett Growth
                                                            and Income
                                                       Portfolio - Class VC
                                                              Shares
                                                       --------------------
Income:
   Dividends                                             $        295,057
Expenses:
   Mortality and expense fees                                     140,898
   Administrative fees                                                  -
                                                       --------------------
Net investment income (loss)                                      154,159
                                                       --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                   (440,709)
   Realized gain distributions                                     69,075
                                                       --------------------
   Realized gain (loss)                                          (371,634)
                                                       --------------------

Change in unrealized appreciation (depreciation)
   during the year                                             (8,432,383)
                                                       --------------------
Net increase (decrease) in net assets from operations    $     (8,649,858)
                                                       ====================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2008
                                  (Continued)


                                                         Lord Abbett Mid      Mutual Shares     Neuberger Berman
                                                       Cap Value Portfolio  Securities Fund -     AMT Guardian
                                                        - Class VC Shares        Class 2      Portfolio - S Class
                                                       -------------------- ----------------- --------------------
Income:
   Dividends                                             $         98,095   $      1,088,947    $          8,768
Expenses:
   Mortality and expense fees                                      58,740            251,570              10,638
   Administrative fees                                                  -                  -                   -
                                                       -------------------- ----------------- --------------------
Net investment income (loss)                                       39,355            837,377              (1,870)
                                                       -------------------- ----------------- --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                   (268,907)          (125,114)             10,719
   Realized gain distributions                                    327,791          1,548,847              67,042
                                                       -------------------- ----------------- --------------------
   Realized gain (loss)                                            58,884          1,423,733              77,761
                                                       -------------------- ----------------- --------------------

Change in unrealized appreciation (depreciation)
   during the year                                             (3,918,090)       (18,455,194)           (755,316)
                                                       -------------------- ----------------- --------------------
Net increase (decrease) in net assets from operations    $     (3,819,851)  $    (16,194,084)   $       (679,425)
                                                       ==================== ================= ====================

                                                           Oppenheimer         Oppenheimer      Oppenheimer Main
                                                       Capital Appreciation Global Securities   Street Small Cap
                                                        Fund/VA - Service   Fund/VA - Service Fund(R)/VA - Service
                                                              Shares             Shares              Shares
                                                       -------------------- ----------------- --------------------
Income:
   Dividends                                             $              -   $         14,485    $          3,123
Expenses:
   Mortality and expense fees                                       5,681              9,536              18,367
   Administrative fees                                                  -                  -                   -
                                                       -------------------- ----------------- --------------------
Net investment income (loss)                                       (5,681)             4,949             (15,244)
                                                       -------------------- ----------------- --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                    (30,663)           (53,387)            (15,623)
   Realized gain distributions                                          -             77,673              64,953
                                                       -------------------- ----------------- --------------------
   Realized gain (loss)                                           (30,663)            24,286              49,330
                                                       -------------------- ----------------- --------------------

Change in unrealized appreciation (depreciation)
   during the year                                               (385,029)          (687,003)         (1,577,676)
                                                       -------------------- ----------------- --------------------
Net increase (decrease) in net assets from operations    $       (421,373)  $       (657,768)   $     (1,543,590)
                                                       ==================== ================= ====================

                                                        Neuberger Berman
                                                         AMT Small Cap
                                                       Growth Portfolio -
                                                            S Class
                                                       ------------------
Income:
   Dividends                                            $              -
Expenses:
   Mortality and expense fees                                         62
   Administrative fees                                                 -
                                                       ------------------
Net investment income (loss)                                         (62)
                                                       ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                    (4,333)
   Realized gain distributions                                       227
                                                       ------------------
   Realized gain (loss)                                           (4,106)
                                                       ------------------

Change in unrealized appreciation (depreciation)
   during the year                                                (2,266)
                                                       ------------------
Net increase (decrease) in net assets from operations   $         (6,434)
                                                       ==================



                                                        Phoenix Capital
                                                         Growth Series
                                                       ------------------
Income:
   Dividends                                            $         44,941
Expenses:
   Mortality and expense fees                                  1,088,026
   Administrative fees                                                 -
                                                       ------------------
Net investment income (loss)                                  (1,043,085)
                                                       ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                (4,814,197)
   Realized gain distributions                                         -
                                                       ------------------
   Realized gain (loss)                                       (4,814,197)
                                                       ------------------

Change in unrealized appreciation (depreciation)
   during the year                                           (63,420,810)
                                                       ------------------
Net increase (decrease) in net assets from operations   $    (69,278,092)
                                                       ==================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2008
                                  (Continued)

                                                        Phoenix Dynamic                                       Phoenix Dynamic
                                                        Asset Allocation  Phoenix Dynamic   Phoenix Dynamic   Asset Allocation
                                                       Series: Aggressive Asset Allocation  Asset Allocation  Series: Moderate
                                                             Growth        Series: Growth   Series: Moderate       Growth
                                                       ------------------ ----------------  ----------------  ----------------
Income:
   Dividends                                            $         36,907  $        174,032  $         80,081  $         78,872
Expenses:
   Mortality and expense fees                                     17,103            45,069            18,306            27,386
   Administrative fees                                                 -                 -                 -                 -
                                                       ------------------ ----------------  ----------------  ----------------
Net investment income (loss)                                      19,804           128,963            61,775            51,486
                                                       ------------------ ----------------  ----------------  ----------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                   (57,590)         (212,933)          (87,647)          (64,645)
   Realized gain distributions                                    24,115            93,486            47,783            84,630
                                                       ------------------ ----------------  ----------------  ----------------
   Realized gain (loss)                                          (33,475)         (119,447)          (39,864)           19,985
                                                       ------------------ ----------------  ----------------  ----------------

Change in unrealized appreciation (depreciation)
   during the year                                            (1,048,774)       (3,154,044)         (696,289)       (1,113,510)
                                                       ------------------ ----------------  ----------------  ----------------
Net increase (decrease) in net assets from operations   $     (1,062,445) $     (3,144,528) $       (674,378) $     (1,042,039)
                                                       ================== ================  ================  ================

                                                                                                               Phoenix Multi-
                                                       Phoenix Growth and Phoenix Mid-Cap    Phoenix Money      Sector Fixed
                                                         Income Series     Growth Series     Market Series     Income Series
                                                       ------------------ ----------------  ----------------  ----------------
Income:
   Dividends                                            $        396,351  $              -  $      1,360,859  $      4,155,117
Expenses:
   Mortality and expense fees                                    219,948           224,513           447,385           449,729
   Administrative fees                                                 -                 -                 -                 -
                                                       ------------------ ----------------  ----------------  ----------------
Net investment income (loss)                                     176,403          (224,513)          913,474         3,705,388
                                                       ------------------ ----------------  ----------------  ----------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                  (152,066)           93,350                 -        (4,002,450)
   Realized gain distributions                                   397,993                 -                 -                 -
                                                       ------------------ ----------------  ----------------  ----------------
   Realized gain (loss)                                          245,927            93,350                 -        (4,002,450)
                                                       ------------------ ----------------  ----------------  ----------------

Change in unrealized appreciation (depreciation)
   during the year                                           (12,829,326)      (15,505,608)                -       (10,665,058)
                                                       ------------------ ----------------  ----------------  ----------------
Net increase (decrease) in net assets from operations   $    (12,406,996) $    (15,636,771) $        913,474  $    (10,962,120)
                                                       ================== ================  ================  ================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2008
                                  (Continued)

                                                         Phoenix Multi-
                                                       Sector Short Term  Phoenix Small-Cap Phoenix Strategic
                                                          Bond Series       Growth Series   Allocation Series
                                                       ------------------ ----------------- -----------------
Income:
   Dividends                                            $      1,219,075  $              -  $      1,824,750
Expenses:
   Mortality and expense fees                                    130,294            82,876           478,877
   Administrative fees                                                 -                 -                 -
                                                       ------------------ ----------------- -----------------
Net investment income (loss)                                   1,088,781           (82,876)        1,345,873
                                                       ------------------ ----------------- -----------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                  (152,083)         (469,844)       (1,199,430)
   Realized gain distributions                                         -           378,346           619,220
                                                       ------------------ ----------------- -----------------
   Realized gain (loss)                                         (152,083)          (91,498)         (580,210)
                                                       ------------------ ----------------- -----------------

Change in unrealized appreciation (depreciation)
   during the year                                            (3,560,306)       (6,355,068)      (18,600,837)
                                                       ------------------ ----------------- -----------------
Net increase (decrease) in net assets from operations   $     (2,623,608) $     (6,529,442) $    (17,835,174)
                                                       ================== ================= =================

                                                         Phoenix-Duff &    Phoenix-Sanford   Phoenix-Sanford
                                                       Phelps Real Estate Bernstein Mid-Cap Bernstein Small-
                                                       Securities Series    Value Series    Cap Value Series
                                                       ------------------ ----------------- -----------------
Income:
   Dividends                                            $        435,790  $         49,559  $         13,969
Expenses:
   Mortality and expense fees                                    205,695           226,401           126,300
   Administrative fees                                                 -                 -                 -
                                                       ------------------ ----------------- -----------------
Net investment income (loss)                                     230,095          (176,842)         (112,331)
                                                       ------------------ ----------------- -----------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                  (278,903)         (869,767)         (625,835)
   Realized gain distributions                                   695,285         1,753,995           421,854
                                                       ------------------ ----------------- -----------------
   Realized gain (loss)                                          416,382           884,228          (203,981)
                                                       ------------------ ----------------- -----------------

Change in unrealized appreciation (depreciation)
   during the year                                           (12,168,838)      (12,978,092)       (7,106,596)
                                                       ------------------ ----------------- -----------------
Net increase (decrease) in net assets from operations   $    (11,522,361) $    (12,270,706) $     (7,422,908)
                                                       ================== ================= =================

                                                         Phoenix-Aberdeen
                                                       International Series
                                                       --------------------
Income:
   Dividends                                             $      1,697,676
Expenses:
   Mortality and expense fees                                     695,001
   Administrative fees                                                  -
                                                       --------------------
Net investment income (loss)                                    1,002,675
                                                       --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                   (907,452)
   Realized gain distributions                                  3,923,243
                                                       --------------------
   Realized gain (loss)                                         3,015,791
                                                       --------------------

Change in unrealized appreciation (depreciation)
   during the year                                            (45,451,513)
                                                       --------------------
Net increase (decrease) in net assets from operations    $    (41,433,047)
                                                       ====================

                                                           Phoenix-Van
                                                         Kampen Comstock
                                                              Series
                                                       --------------------
Income:
   Dividends                                             $        473,663
Expenses:
   Mortality and expense fees                                     193,673
   Administrative fees                                                  -
                                                       --------------------
Net investment income (loss)                                      279,990
                                                       --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                   (661,326)
   Realized gain distributions                                    553,885
                                                       --------------------
   Realized gain (loss)                                          (107,441)
                                                       --------------------

Change in unrealized appreciation (depreciation)
   during the year                                            (11,633,604)
                                                       --------------------
Net increase (decrease) in net assets from operations    $    (11,461,055)
                                                       ====================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2008
                                  (Continued)

                                                                                 PIMCO
                                                                             CommodityReal
                                                          Phoenix-Van     Return(TM) Strategy  PIMCO Real Return
                                                       Kampen Equity 500  Portfolio - Advisor Portfolio - Advisor
                                                          Index Series           Class               Class
                                                       ------------------ ------------------- -------------------
Income:
   Dividends                                            $        663,364   $        157,600    $         97,354
Expenses:
   Mortality and expense fees                                    309,150             26,825              21,549
   Administrative fees                                                 -                  -                   -
                                                       ------------------ ------------------- -------------------
Net investment income (loss)                                     354,214            130,775              75,805
                                                       ------------------ ------------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                  (786,062)          (508,587)           (124,485)
   Realized gain distributions                                         -             27,618               4,025
                                                       ------------------ ------------------- -------------------
   Realized gain (loss)                                         (786,062)          (480,969)           (120,460)
                                                       ------------------ ------------------- -------------------

Change in unrealized appreciation (depreciation)
   during the year                                           (17,468,721)        (1,607,208)           (358,805)
                                                       ------------------ ------------------- -------------------
Net increase (decrease) in net assets from operations   $    (17,900,569)  $     (1,957,402)   $       (403,460)
                                                       ================== =================== ===================

                                                         Rydex Variable
                                                         Trust Inverse                          Rydex Variable
                                                        Government Long     Rydex Variable       Trust Sector
                                                       Bond Strategy Fund   Trust Nova Fund      Rotation Fund
                                                       ------------------ ------------------- -------------------
Income:
   Dividends                                            $            933   $            809    $              -
Expenses:
   Mortality and expense fees                                      1,222              1,738              11,187
   Administrative fees                                                 -                  -                   -
                                                       ------------------ ------------------- -------------------
Net investment income (loss)                                        (289)              (929)            (11,187)
                                                       ------------------ ------------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                    (7,461)             8,996             (27,492)
   Realized gain distributions                                         -                  -               3,764
                                                       ------------------ ------------------- -------------------
   Realized gain (loss)                                           (7,461)             8,996             (23,728)
                                                       ------------------ ------------------- -------------------

Change in unrealized appreciation (depreciation)
   during the year                                               (58,720)          (170,145)           (677,971)
                                                       ------------------ ------------------- -------------------
Net increase (decrease) in net assets from operations   $        (66,470)  $       (162,078)   $       (712,886)
                                                       ================== =================== ===================


                                                       PIMCO Total Return
                                                       Portfolio - Advisor
                                                              Class
                                                       -------------------
Income:
   Dividends                                            $        259,507
Expenses:
   Mortality and expense fees                                     41,369
   Administrative fees                                                 -
                                                       -------------------
Net investment income (loss)                                     218,138
                                                       -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                    (5,618)
   Realized gain distributions                                   255,725
                                                       -------------------
   Realized gain (loss)                                          250,107
                                                       -------------------

Change in unrealized appreciation (depreciation)
   during the year                                               (94,864)
                                                       -------------------
Net increase (decrease) in net assets from operations   $        373,381
                                                       ===================


                                                        Sentinel Variable
                                                        Products Balanced
                                                              Fund
                                                       -------------------
Income:
   Dividends                                            $         11,405
Expenses:
   Mortality and expense fees                                      2,086
   Administrative fees                                                 -
                                                       -------------------
Net investment income (loss)                                       9,319
                                                       -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                    (5,493)
   Realized gain distributions                                     1,350
                                                       -------------------
   Realized gain (loss)                                           (4,143)
                                                       -------------------

Change in unrealized appreciation (depreciation)
   during the year                                               (77,570)
                                                       -------------------
Net increase (decrease) in net assets from operations   $        (72,394)
                                                       ===================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2008
                                  (Continued)

                                                        Sentinel Variable  Sentinel Variable  Sentinel Variable Sentinel Variable
                                                          Products Bond     Products Common   Products Mid Cap   Products Small
                                                              Fund             Stock Fund        Growth Fund      Company Fund
                                                       ------------------- ------------------ ----------------- -----------------
Income:
   Dividends                                            $        256,132    $        143,193  $              -  $          1,760
Expenses:
   Mortality and expense fees                                     12,993              43,117             6,391             2,912
   Administrative fees                                                 -                   -                 -                 -
                                                       ------------------- ------------------ ----------------- -----------------
Net investment income (loss)                                     243,139             100,076            (6,391)           (1,152)
                                                       ------------------- ------------------ ----------------- -----------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                     1,873            (109,570)         (225,241)          (16,382)
   Realized gain distributions                                         -                   -                 -             7,425
                                                       ------------------- ------------------ ----------------- -----------------
   Realized gain (loss)                                            1,873            (109,570)         (225,241)           (8,957)
                                                       ------------------- ------------------ ----------------- -----------------

Change in unrealized appreciation (depreciation)
   during the year                                               (57,810)         (3,316,695)         (366,961)         (148,985)
                                                       ------------------- ------------------ ----------------- -----------------
Net increase (decrease) in net assets from operations   $        187,202    $     (3,326,189) $       (598,593) $       (159,094)
                                                       =================== ================== ================= =================

                                                           Summit S&P          Templeton
                                                        MidCap 400 Index   Developing Markets Templeton Foreign Templeton Global
                                                       Portfolio - Class I Securities Fund -  Securities Fund - Asset Allocation
                                                             Shares             Class 2            Class 2       Fund - Class 2
                                                       ------------------- ------------------ ----------------- -----------------
Income:
   Dividends                                            $          1,827    $        195,158  $        512,967  $        105,829
Expenses:
   Mortality and expense fees                                        314              54,343           158,785             7,696
   Administrative fees                                                 -                   -                 -                 -
                                                       ------------------- ------------------ ----------------- -----------------
Net investment income (loss)                                       1,513             140,815           354,182            98,133
                                                       ------------------- ------------------ ----------------- -----------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                     1,389            (237,734)         (690,424)           (8,087)
   Realized gain distributions                                        21           1,462,849         2,099,438           132,393
                                                       ------------------- ------------------ ----------------- -----------------
   Realized gain (loss)                                            1,410           1,225,115         1,409,014           124,306
                                                       ------------------- ------------------ ----------------- -----------------

Change in unrealized appreciation (depreciation)
   during the year                                               (28,539)         (6,280,439)      (12,413,903)         (497,203)
                                                       ------------------- ------------------ ----------------- -----------------
Net increase (decrease) in net assets from operations   $        (25,616)   $     (4,914,509) $    (10,650,707) $       (274,764)
                                                       =================== ================== ================= =================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2008
                                  (Continued)

                                                       Templeton Growth     Van Kampen UIF
                                                       Securities Fund -  Equity and Income        Wanger
                                                            Class 2      Portfolio - Class II   International
                                                       ----------------- -------------------- ----------------
Income:
   Dividends                                           $        312,245    $         12,315   $        532,117
Expenses:
   Mortality and expense fees                                   128,623               3,346            400,356
   Administrative fees                                                -                   -                  -
                                                       ----------------- -------------------- ----------------
Net investment income (loss)                                    183,622               8,969            131,761
                                                       ----------------- -------------------- ----------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                 (484,494)             (1,449)          (430,833)
   Realized gain distributions                                1,230,437              16,575          8,048,664
                                                       ----------------- -------------------- ----------------
   Realized gain (loss)                                         745,943              15,126          7,617,831
                                                       ----------------- -------------------- ----------------

Change in unrealized appreciation (depreciation)
   during the year                                          (10,179,306)           (160,247)       (37,424,906)
                                                       ----------------- -------------------- ----------------
Net increase (decrease) in net assets from operations  $     (9,249,741)   $       (136,152)  $    (29,675,314)
                                                       ================= ==================== ================

                                                         Wanger Select        Wanger USA
                                                       ----------------- --------------------
Income:
   Dividends                                           $              -    $              -
Expenses:
   Mortality and expense fees                                   107,083             459,986
   Administrative fees                                                -                   -
                                                       ----------------- --------------------
Net investment income (loss)                                   (107,083)           (459,986)
                                                       ----------------- --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                 (825,268)            648,278
   Realized gain distributions                                  499,332           7,635,263
                                                       ----------------- --------------------
   Realized gain (loss)                                        (325,936)          8,283,541
                                                       ----------------- --------------------

Change in unrealized appreciation (depreciation)
   during the year                                           (8,692,082)        (35,841,347)
                                                       ----------------- --------------------
Net increase (decrease) in net assets from operations  $     (9,125,101)   $    (28,017,792)
                                                       ================= ====================

                                                              Wanger
                                                       International Select
                                                       --------------------
Income:
   Dividends                                             $         57,204
Expenses:
   Mortality and expense fees                                     102,445
   Administrative fees                                                  -
                                                       --------------------
Net investment income (loss)                                      (45,241)
                                                       --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                   (480,264)
   Realized gain distributions                                  3,837,784
                                                       --------------------
   Realized gain (loss)                                         3,357,520
                                                       --------------------

Change in unrealized appreciation (depreciation)
   during the year                                            (11,087,017)
                                                       --------------------
Net increase (decrease) in net assets from operations    $     (7,774,738)
                                                       ====================



Income:
   Dividends
Expenses:
   Mortality and expense fees
   Administrative fees

Net investment income (loss)


Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares
   Realized gain distributions

   Realized gain (loss)


Change in unrealized appreciation (depreciation) during the year

Net increase (decrease) in net assets from operations


                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007

                                                               AIM V.I. Capital Appreciation Fund -
                                                                          Series I Shares
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           (47,155) $           (60,808)
      Realized gains (losses)                                             65,873               93,788
      Unrealized appreciation (depreciation) during
       the year                                                       (3,660,625)             901,956
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (3,641,907)             934,936
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             907,617            1,197,244
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                     (317,621)            (154,522)
      Transfers for contract benefits and terminations                  (666,013)            (490,289)
      Contract maintenance charges                                      (535,493)            (560,250)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                (611,510)              (7,817)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                      (4,253,417)             927,119
Net assets at beginning of period                                      9,061,366            8,134,247
                                                             -------------------  -------------------
Net assets at end of period                                  $         4,807,949  $         9,061,366
                                                             ===================  ===================

                                                                    AIM V.I. Core Equity Fund -
                                                                          Series I Shares
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $            38,293  $            19,505
      Realized gains (losses)                                             27,258              126,830
      Unrealized appreciation (depreciation) during
       the year                                                       (1,053,871)             163,873
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                   (988,320)             310,208
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             366,935              532,303
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                     (768,760)            (354,900)
      Transfers for contract benefits and terminations                  (343,293)            (875,173)
      Contract maintenance charges                                      (206,955)            (285,820)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                (952,073)            (983,590)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                      (1,940,393)            (673,382)
Net assets at beginning of period                                      3,949,992            4,623,374
                                                             -------------------  -------------------
Net assets at end of period                                  $         2,009,599  $         3,949,992
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                                AIM V.I. Mid Cap Core Equity Fund -
                                                                          Series I Shares
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $            34,124  $           (26,161)
      Realized gains (losses)                                            462,319              120,450
      Unrealized appreciation (depreciation) during
       the year                                                       (1,822,523)             346,334
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (1,326,080)             440,623
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             324,875              417,538
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                     (243,202)            (281,572)
      Transfers for contract benefits and terminations                  (288,234)            (632,399)
      Contract maintenance charges                                      (248,512)            (247,826)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                (455,073)            (744,259)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                      (1,781,153)            (303,636)
Net assets at beginning of period                                      4,915,790            5,219,426
                                                             -------------------  -------------------
Net assets at end of period                                  $         3,134,637  $         4,915,790
                                                             ===================  ===================

                                                                Alger American Capital Appreciation
                                                                    Portfolio - Class O Shares
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           (78,501) $           (99,429)
      Realized gains (losses)                                            922,413            1,022,577
      Unrealized appreciation (depreciation) during
       the year                                                       (7,033,224)           3,135,468
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (6,189,312)           4,058,616
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             759,033              983,526
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (1,690,474)          (1,484,922)
      Transfers for contract benefits and terminations                  (686,214)            (982,618)
      Contract maintenance charges                                      (665,537)            (720,858)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (2,283,192)          (2,204,872)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                      (8,472,504)           1,853,744
Net assets at beginning of period                                     15,227,241           13,373,497
                                                             -------------------  -------------------
Net assets at end of period                                  $         6,754,737  $        15,227,241
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                             Anchor Series Trust Capital Appreciation
                                                                        Portfolio - Class 1
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           (11,048) $            (3,054)
      Realized gains (losses)                                            499,419              470,238
      Unrealized appreciation (depreciation) during
       the year                                                       (1,721,538)             299,182
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (1,233,167)             766,366
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                              66,978               51,754
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      (13,523)            (390,193)
      Transfers for contract benefits and terminations                   (81,084)            (317,164)
      Contract maintenance charges                                       (22,211)             (25,717)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 (49,840)            (681,320)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                      (1,283,007)              85,046
Net assets at beginning of period                                      3,019,916            2,934,870
                                                             -------------------  -------------------
Net assets at end of period                                  $         1,736,909  $         3,019,916
                                                             ===================  ===================

                                                             Anchor Series Trust Government and Quality
                                                                     Bond Portfolio - Class 1
                                                             ----------------------------------------
                                                                     2008                  2007
                                                             -------------------   -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $            13,456   $            13,028
      Realized gains (losses)                                              5,911                 1,385
      Unrealized appreciation (depreciation) during
       the year                                                           (3,167)                7,916
                                                             -------------------   -------------------
Net increase (decrease) in net assets from operations                     16,200                22,329
                                                             -------------------   -------------------
Contract transactions:
      Payments received from contract owners                              65,692                   468
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      (91,714)                    -
      Transfers for contract benefits and terminations                    (4,914)              (41,753)
      Contract maintenance charges                                        (9,675)               (8,960)
                                                             -------------------   -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 (40,611)              (50,245)
                                                             -------------------   -------------------
         Total increase (decrease) in net assets                         (24,411)              (27,916)
Net assets at beginning of period                                        397,991               425,907
                                                             -------------------   -------------------
Net assets at end of period                                  $           373,580   $           397,991
                                                             ===================   ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                               Anchor Series Trust Growth and Income
                                                                        Portfolio - Class 1
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $                48  $               260
      Realized gains (losses)                                             42,379               41,501
      Unrealized appreciation (depreciation) during
       the year                                                         (159,579)              (9,632)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                   (117,152)              32,129
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                                 465                  467
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                            -               (3,036)
      Transfers for contract benefits and terminations                    (3,845)             (32,694)
      Contract maintenance charges                                        (4,366)              (3,937)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                  (7,746)             (39,200)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                        (124,898)              (7,071)
Net assets at beginning of period                                        301,696              308,767
                                                             -------------------  -------------------
Net assets at end of period                                  $           176,798  $           301,696
                                                             ===================  ===================

                                                              Anchor Series Trust Growth Portfolio -
                                                                              Class 1
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $             5,798  $             5,607
      Realized gains (losses)                                            284,443              303,712
      Unrealized appreciation (depreciation) during
       the year                                                       (1,250,734)             (69,458)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                   (960,493)             239,861
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                              68,050               52,494
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      (12,143)             (32,156)
      Transfers for contract benefits and terminations                  (176,332)            (355,963)
      Contract maintenance charges                                       (17,562)             (20,465)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                (137,987)            (356,090)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                      (1,098,480)            (116,229)
Net assets at beginning of period                                      2,321,328            2,437,557
                                                             -------------------  -------------------
Net assets at end of period                                  $         1,222,848  $         2,321,328
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                             Anchor Series Trust Money Market Portfolio -
                                                                              Class 1
                                                             -------------------------------------------
                                                                     2008                   2007
                                                              -------------------   -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $            10,056    $            28,946
      Realized gains (losses)                                                  -                      -
      Unrealized appreciation (depreciation) during
       the year                                                                -                      -
                                                             -------------------    -------------------
Net increase (decrease) in net assets from operations                     10,056                 28,946
                                                             -------------------    -------------------
Contract transactions:
      Payments received from contract owners                               1,170                  1,175
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      117,380                443,470
      Transfers for contract benefits and terminations                   (77,108)              (404,100)
      Contract maintenance charges                                       (24,031)               (17,958)
                                                             -------------------    -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                  17,411                 22,587
                                                             -------------------    -------------------
         Total increase (decrease) in net assets                          27,467                 51,533
Net assets at beginning of period                                        764,830                713,297
                                                             -------------------    -------------------
Net assets at end of period                                  $           792,297    $           764,830
                                                             ===================    ===================

                                                             Anchor Series Trust Multi-Asset Portfolio -
                                                                              Class 1
                                                             ------------------------------------------
                                                                     2008                  2007
                                                             -------------------   -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $            45,243   $            43,087
      Realized gains (losses)                                            291,754               223,621
      Unrealized appreciation (depreciation) during
       the year                                                       (1,128,027)              (32,290)
                                                             -------------------   -------------------
Net increase (decrease) in net assets from operations                   (791,030)              234,418
                                                             -------------------   -------------------
Contract transactions:
      Payments received from contract owners                                 936                 1,116
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                            -                (5,669)
      Transfers for contract benefits and terminations                         -              (147,951)
      Contract maintenance charges                                       (20,402)              (20,812)
                                                             -------------------   -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 (19,466)             (173,316)
                                                             -------------------   -------------------
         Total increase (decrease) in net assets                        (810,496)               61,102
Net assets at beginning of period                                      3,027,521             2,966,419
                                                             -------------------   -------------------
Net assets at end of period                                  $         2,217,025   $         3,027,521
                                                             ===================   ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                               Anchor Series Trust Natural Resources
                                                                        Portfolio - Class 1
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $             4,154  $             6,159
      Realized gains (losses)                                            152,735              136,688
      Unrealized appreciation (depreciation) during
       the year                                                         (713,346)             194,725
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                   (556,457)             337,572
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                               2,175                2,117
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                            -                    -
      Transfers for contract benefits and terminations                   (48,884)            (136,093)
      Contract maintenance charges                                        (5,918)              (5,957)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 (52,627)            (139,933)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                        (609,084)             197,639
Net assets at beginning of period                                      1,110,199              912,560
                                                             -------------------  -------------------
Net assets at end of period                                  $           501,115  $         1,110,199
                                                             ===================  ===================

                                                             Anchor Series Trust Strategic Multi-Asset
                                                                        Portfolio - Class 1
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $            (7,305) $            (8,093)
      Realized gains (losses)                                            288,435              149,844
      Unrealized appreciation (depreciation) during
       the year                                                         (829,391)             123,496
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                   (548,261)             265,247
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                               4,270                4,870
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                            -                    -
      Transfers for contract benefits and terminations                   (37,324)             (72,091)
      Contract maintenance charges                                       (18,802)             (17,680)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 (51,856)             (84,901)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                        (600,117)             180,346
Net assets at beginning of period                                      1,856,842            1,676,496
                                                             -------------------  -------------------
Net assets at end of period                                  $         1,256,725  $         1,856,842
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                              DWS Equity 500 Index Fund VIP - Class A
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           719,474  $           409,741
      Realized gains (losses)                                           (342,712)              97,443
      Unrealized appreciation (depreciation) during
       the year                                                      (16,705,449)           1,311,240
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                (16,328,687)           1,818,424
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                           1,990,560            5,906,063
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      518,227              234,257
      Transfers for contract benefits and terminations                (1,554,267)          (1,194,620)
      Contract maintenance charges                                    (1,512,407)          (1,385,137)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                (557,887)           3,560,563
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                     (16,886,574)           5,378,987
Net assets at beginning of period                                     43,822,482           38,443,495
                                                             -------------------  -------------------
Net assets at end of period                                  $        26,935,908  $        43,822,482
                                                             ===================  ===================

                                                                DWS Small Cap Index VIP - Class A
                                                             ----------------------------------------
                                                                     2008                2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $              (119) $                 -
      Realized gains (losses)                                             (1,875)                   -
      Unrealized appreciation (depreciation) during
       the year                                                           (4,570)                   -
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                     (6,564)                   -
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             289,340                    -
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      117,328                    -
      Transfers for contract benefits and terminations                    (2,089)                   -
      Contract maintenance charges                                        (4,645)                   -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 399,934                    -
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                         393,370                    -
Net assets at beginning of period                                              -                    -
                                                             -------------------  -------------------
Net assets at end of period                                  $           393,370  $                 -
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                                Federated Fund for U.S. Government
                                                                           Securities II
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $         1,569,781  $         1,453,892
      Realized gains (losses)                                            (34,237)             (89,613)
      Unrealized appreciation (depreciation) during
       the year                                                         (287,199)             615,765
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                  1,248,345            1,980,044
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                           3,418,221            4,193,955
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      874,788              517,149
      Transfers for contract benefits and terminations                (4,562,558)          (2,461,534)
      Contract maintenance charges                                    (2,374,049)          (2,120,273)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (2,643,598)             129,297
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                      (1,395,253)           2,109,341
Net assets at beginning of period                                     37,541,562           35,432,221
                                                             -------------------  -------------------
Net assets at end of period                                  $        36,146,309  $        37,541,562
                                                             ===================  ===================

                                                               Federated High Income Bond Fund II -
                                                                          Primary Shares
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           772,536  $           748,856
      Realized gains (losses)                                           (201,163)             191,348
      Unrealized appreciation (depreciation) during
       the year                                                       (2,778,388)            (642,951)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (2,207,015)             297,253
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             995,459              793,579
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                     (658,996)          (4,029,129)
      Transfers for contract benefits and terminations                (1,184,544)          (1,734,898)
      Contract maintenance charges                                      (526,895)            (565,339)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (1,374,976)          (5,535,787)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                      (3,581,991)          (5,238,534)
Net assets at beginning of period                                      9,539,208           14,777,742
                                                             -------------------  -------------------
Net assets at end of period                                  $         5,957,217  $         9,539,208
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                             Fidelity(R) VIP Contrafund(R) Portfolio -
                                                                           Service Class
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           127,739  $           117,221
      Realized gains (losses)                                            778,995           19,629,286
      Unrealized appreciation (depreciation) during
       the year                                                      (34,722,606)          (8,193,805)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                (33,815,872)          11,552,702
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                           4,449,140            5,226,377
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      553,399            4,294,850
      Transfers for contract benefits and terminations                (5,336,515)          (4,600,826)
      Contract maintenance charges                                    (3,049,177)          (3,023,338)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (3,383,153)           1,897,063
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                     (37,199,025)          13,449,765
Net assets at beginning of period                                     81,122,146           67,672,381
                                                             -------------------  -------------------
Net assets at end of period                                  $        43,923,121  $        81,122,146
                                                             ===================  ===================

                                                             Fidelity(R) VIP Growth Opportunities Portfolio -
                                                                           Service Class
                                                             -----------------------------------------------
                                                                     2008                     2007
                                                               -------------------     -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           (21,803)     $           (47,700)
      Realized gains (losses)                                           (115,045)                  15,853
      Unrealized appreciation (depreciation) during
       the year                                                       (4,800,870)               1,328,585
                                                             -------------------      -------------------
Net increase (decrease) in net assets from operations                 (4,937,718)               1,296,738
                                                             -------------------      -------------------
Contract transactions:
      Payments received from contract owners                           1,489,432                1,222,186
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      581,662                1,694,514
      Transfers for contract benefits and terminations                  (399,011)                (380,342)
      Contract maintenance charges                                      (676,388)                (486,902)
                                                             -------------------      -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 995,695                2,049,456
                                                             -------------------      -------------------
         Total increase (decrease) in net assets                      (3,942,023)               3,346,194
Net assets at beginning of period                                      8,378,170                5,031,976
                                                             -------------------      -------------------
Net assets at end of period                                  $         4,436,147      $         8,378,170
                                                             ===================      ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)


                                                             Fidelity(R) VIP Growth Portfolio - Service Class
                                                             -----------------------------------------------
                                                                     2008                     2007
                                                               -------------------     -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $            (5,264)     $           (21,796)
      Realized gains (losses)                                            (10,981)                 358,580
      Unrealized appreciation (depreciation) during
       the year                                                       (9,305,526)               3,841,179
                                                             -------------------      -------------------
Net increase (decrease) in net assets from operations                 (9,321,771)               4,177,963
                                                             -------------------      -------------------
Contract transactions:
      Payments received from contract owners                           1,662,162                1,807,382
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                     (523,046)                 290,517
      Transfers for contract benefits and terminations                (1,409,826)              (1,876,490)
      Contract maintenance charges                                      (972,746)                (986,453)
                                                             -------------------      -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (1,243,456)                (765,044)
                                                             -------------------      -------------------
         Total increase (decrease) in net assets                     (10,565,227)               3,412,919
Net assets at beginning of period                                     20,423,124               17,010,205
                                                             -------------------      -------------------
Net assets at end of period                                  $         9,857,897      $        20,423,124
                                                             ===================      ===================

                                                               Fidelity(R) VIP Investment Grade Bond
                                                                     Portfolio - Service Class
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $            84,146  $            (2,488)
      Realized gains (losses)                                            (23,825)                 973
      Unrealized appreciation (depreciation) during
       the year                                                         (149,193)              43,217
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                    (88,872)              41,702
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             481,506            1,354,104
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      586,762              949,287
      Transfers for contract benefits and terminations                  (913,237)             (28,794)
      Contract maintenance charges                                      (200,157)             (51,923)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 (45,126)           2,222,674
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                        (133,998)           2,264,376
Net assets at beginning of period                                      2,264,376                    -
                                                             -------------------  -------------------
Net assets at end of period                                  $         2,130,378  $         2,264,376
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)


                                                             Franklin Income Securities Fund - Class 2
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           120,697  $            37,198
      Realized gains (losses)                                             46,778                9,106
      Unrealized appreciation (depreciation) during
       the year                                                       (1,050,768)             (31,990)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                   (883,293)              14,314
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             461,183              327,737
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      971,915            1,230,971
      Transfers for contract benefits and terminations                  (117,676)            (170,554)
      Contract maintenance charges                                      (218,585)            (119,762)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               1,096,837            1,268,392
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                         213,544            1,282,706
Net assets at beginning of period                                      2,115,995              833,289
                                                             -------------------  -------------------
Net assets at end of period                                  $         2,329,539  $         2,115,995
                                                             ===================  ===================

                                                              Lazard Retirement U.S. Small Cap Equity
                                                                    Portfolio - Service Shares
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           (11,850) $           (16,734)
      Realized gains (losses)                                            (73,820)             850,576
      Unrealized appreciation (depreciation) during
       the year                                                         (580,052)          (1,000,370)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                   (665,722)            (166,528)
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             184,670              230,903
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                     (214,818)            (155,885)
      Transfers for contract benefits and terminations                   (82,443)             (72,812)
      Contract maintenance charges                                       (72,758)             (91,103)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                (185,349)             (88,897)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                        (851,071)            (255,425)
Net assets at beginning of period                                      1,967,513            2,222,938
                                                             -------------------  -------------------
Net assets at end of period                                  $         1,116,442  $         1,967,513
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                              Lord Abbett Bond Debenture Portfolio -
                                                                          Class VC Shares
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           280,292  $           290,034
      Realized gains (losses)                                            (33,604)              35,499
      Unrealized appreciation (depreciation) during
       the year                                                       (1,164,703)             (50,055)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                   (918,015)             275,478
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             519,774              547,076
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      306,589              487,184
      Transfers for contract benefits and terminations                  (670,045)            (495,169)
      Contract maintenance charges                                      (368,711)            (308,048)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                (212,393)             231,043
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                      (1,130,408)             506,521
Net assets at beginning of period                                      5,312,303            4,805,782
                                                             -------------------  -------------------
Net assets at end of period                                  $         4,181,895  $         5,312,303
                                                             ===================  ===================

                                                             Lord Abbett Growth and Income Portfolio -
                                                                          Class VC Shares
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           154,159  $           116,179
      Realized gains (losses)                                           (371,634)           1,787,612
      Unrealized appreciation (depreciation) during
       the year                                                       (8,432,383)          (1,228,971)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (8,649,858)             674,820
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                           2,412,910            2,663,887
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                     (454,295)             639,219
      Transfers for contract benefits and terminations                (1,849,938)          (3,160,475)
      Contract maintenance charges                                    (1,438,362)          (1,497,171)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (1,329,685)          (1,354,540)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                      (9,979,543)            (679,720)
Net assets at beginning of period                                     24,495,483           25,175,203
                                                             -------------------  -------------------
Net assets at end of period                                  $        14,515,940  $        24,495,483
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                               Lord Abbett Mid Cap Value Portfolio -
                                                                          Class VC Shares
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $            39,355  $           (38,743)
      Realized gains (losses)                                             58,884            1,448,426
      Unrealized appreciation (depreciation) during
       the year                                                       (3,918,090)          (1,386,890)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (3,819,851)              22,793
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             646,702              963,267
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                     (637,267)            (386,079)
      Transfers for contract benefits and terminations                  (675,719)            (783,733)
      Contract maintenance charges                                      (429,663)            (494,759)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (1,095,947)            (701,304)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                      (4,915,798)            (678,511)
Net assets at beginning of period                                     10,370,122           11,048,633
                                                             -------------------  -------------------
Net assets at end of period                                  $         5,454,324  $        10,370,122
                                                             ===================  ===================

                                                              Mutual Shares Securities Fund - Class 2
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           837,377  $           329,226
      Realized gains (losses)                                          1,423,733            1,728,591
      Unrealized appreciation (depreciation) during
       the year                                                      (18,455,194)            (962,667)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                (16,194,084)           1,095,150
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                           2,747,307            3,066,925
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (1,858,923)           3,217,834
      Transfers for contract benefits and terminations                (1,972,442)          (3,185,801)
      Contract maintenance charges                                    (1,818,600)          (1,717,837)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (2,902,658)           1,381,121
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                     (19,096,742)           2,476,271
Net assets at beginning of period                                     45,267,430           42,791,159
                                                             -------------------  -------------------
Net assets at end of period                                  $        26,170,688  $        45,267,430
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                                   Neuberger Berman AMT Guardian
                                                                        Portfolio - S Class
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $            (1,870) $            (2,384)
      Realized gains (losses)                                             77,761                  262
      Unrealized appreciation (depreciation) during
       the year                                                         (755,316)              24,424
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                   (679,425)              22,302
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             576,474              226,971
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      629,359              821,344
      Transfers for contract benefits and terminations                   (45,057)             (18,314)
      Contract maintenance charges                                      (201,273)             (48,932)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 959,503              981,069
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                         280,078            1,003,371
Net assets at beginning of period                                      1,110,744              107,373
                                                             -------------------  -------------------
Net assets at end of period                                  $         1,390,822  $         1,110,744
                                                             ===================  ===================

                                                               Neuberger Berman AMT Small Cap Growth
                                                                        Portfolio - S Class
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $               (62) $              (100)
      Realized gains (losses)                                             (4,106)                (638)
      Unrealized appreciation (depreciation) during
       the year                                                           (2,266)                (205)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                     (6,434)                (943)
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                               4,298                4,218
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                        8,344                1,740
      Transfers for contract benefits and terminations                    (2,197)                   -
      Contract maintenance charges                                          (742)                (911)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                   9,703                5,047
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                           3,269                4,104
Net assets at beginning of period                                          9,264                5,160
                                                             -------------------  -------------------
Net assets at end of period                                  $            12,533  $             9,264
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                             Oppenheimer Capital Appreciation Fund/VA -
                                                                          Service Shares
                                                             ----------------------------------------
                                                                     2008                  2007
                                                             -------------------   -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $            (5,681)  $            (4,685)
      Realized gains (losses)                                            (30,663)                8,938
      Unrealized appreciation (depreciation) during
       the year                                                         (385,029)               62,316
                                                             -------------------   -------------------
Net increase (decrease) in net assets from operations                   (421,373)               66,569
                                                             -------------------   -------------------
Contract transactions:
      Payments received from contract owners                              70,450                73,087
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      110,763               312,253
      Transfers for contract benefits and terminations                   (25,679)              (94,871)
      Contract maintenance charges                                       (38,321)              (25,137)
                                                             -------------------   -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 117,213               265,332
                                                             -------------------   -------------------
         Total increase (decrease) in net assets                        (304,160)              331,901
Net assets at beginning of period                                        782,690               450,789
                                                             -------------------   -------------------
Net assets at end of period                                  $           478,530   $           782,690
                                                             ===================   ===================

                                                              Oppenheimer Global Securities Fund/VA -
                                                                          Service Shares
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $             4,949  $             1,428
      Realized gains (losses)                                             24,286               40,965
      Unrealized appreciation (depreciation) during
       the year                                                         (687,003)             (10,841)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                   (657,768)              31,552
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             161,102              216,077
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      394,932              842,849
      Transfers for contract benefits and terminations                  (153,477)             (71,446)
      Contract maintenance charges                                      (123,989)             (74,062)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 278,568              913,418
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                        (379,200)             944,970
Net assets at beginning of period                                      1,409,969              464,999
                                                             -------------------  -------------------
Net assets at end of period                                  $         1,030,769  $         1,409,969
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                                 Oppenheimer Main Street Small Cap
                                                                    Fund(R)/VA - Service Shares
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           (15,244) $            (5,180)
      Realized gains (losses)                                             49,330               18,306
      Unrealized appreciation (depreciation) during
       the year                                                       (1,577,676)             (74,812)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (1,543,590)             (61,686)
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             452,466              232,369
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    3,144,355              800,700
      Transfers for contract benefits and terminations                   (41,083)             (27,290)
      Contract maintenance charges                                      (177,801)             (51,592)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               3,377,937              954,187
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                       1,834,347              892,501
Net assets at beginning of period                                      1,171,944              279,443
                                                             -------------------  -------------------
Net assets at end of period                                  $         3,006,291  $         1,171,944
                                                             ===================  ===================

                                                                   Phoenix Capital Growth Series
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $        (1,043,085) $          (986,646)
      Realized gains (losses)                                         (4,814,197)            (316,929)
      Unrealized appreciation (depreciation) during
       the year                                                      (63,420,810)          18,764,230
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                (69,278,092)          17,460,655
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                          15,993,403           19,744,275
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (6,311,273)         (14,451,142)
      Transfers for contract benefits and terminations               (13,392,676)         (17,117,917)
      Contract maintenance charges                                   (11,939,618)         (13,172,000)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             (15,650,164)         (24,996,784)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                     (84,928,256)          (7,536,129)
Net assets at beginning of period                                    178,892,078          186,428,207
                                                             -------------------  -------------------
Net assets at end of period                                  $        93,963,822  $       178,892,078
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                             Phoenix Dynamic Asset Allocation Series:
                                                                         Aggressive Growth
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $            19,804  $             8,224
      Realized gains (losses)                                            (33,475)              62,198
      Unrealized appreciation (depreciation) during
       the year                                                       (1,048,774)              89,370
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (1,062,445)             159,792
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             411,899              514,412
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                       12,686              996,604
      Transfers for contract benefits and terminations                   (81,217)             (76,754)
      Contract maintenance charges                                      (220,754)            (147,582)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 122,614            1,286,680
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                        (939,831)           1,446,472
Net assets at beginning of period                                      2,612,335            1,165,863
                                                             -------------------  -------------------
Net assets at end of period                                  $         1,672,504  $         2,612,335
                                                             ===================  ===================

                                                             Phoenix Dynamic Asset Allocation Series:
                                                                              Growth
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           128,963  $            74,887
      Realized gains (losses)                                           (119,447)              72,960
      Unrealized appreciation (depreciation) during
       the year                                                       (3,154,044)             325,296
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (3,144,528)             473,143
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                           1,496,143              802,752
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    1,275,850            3,962,707
      Transfers for contract benefits and terminations                  (862,747)            (172,385)
      Contract maintenance charges                                      (637,394)            (429,456)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               1,271,852            4,163,618
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                      (1,872,676)           4,636,761
Net assets at beginning of period                                      8,430,710            3,793,949
                                                             -------------------  -------------------
Net assets at end of period                                  $         6,558,034  $         8,430,710
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                             Phoenix Dynamic Asset Allocation Series:
                                                                             Moderate
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $            61,775  $             5,582
      Realized gains (losses)                                            (39,864)               2,053
      Unrealized appreciation (depreciation) during
       the year                                                         (696,289)               9,657
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                   (674,378)              17,292
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             308,543               42,290
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    4,432,959               71,109
      Transfers for contract benefits and terminations                  (332,040)             (79,713)
      Contract maintenance charges                                      (157,112)             (39,444)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               4,252,350               (5,758)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                       3,577,972               11,534
Net assets at beginning of period                                        370,816              359,282
                                                             -------------------  -------------------
Net assets at end of period                                  $         3,948,788  $           370,816
                                                             ===================  ===================

                                                             Phoenix Dynamic Asset Allocation Series:
                                                                          Moderate Growth
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $            51,486  $            36,616
      Realized gains (losses)                                             19,985               41,234
      Unrealized appreciation (depreciation) during
       the year                                                       (1,113,510)              44,603
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (1,042,039)             122,453
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             365,492              357,703
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      484,668            2,133,161
      Transfers for contract benefits and terminations                   (37,463)             (63,856)
      Contract maintenance charges                                      (258,756)            (157,628)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 553,941            2,269,380
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                        (488,098)           2,391,833
Net assets at beginning of period                                      3,354,240              962,407
                                                             -------------------  -------------------
Net assets at end of period                                  $         2,866,142  $         3,354,240
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                                 Phoenix Growth and Income Series
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           176,403  $            90,308
      Realized gains (losses)                                            245,927            1,327,345
      Unrealized appreciation (depreciation) during
       the year                                                      (12,829,326)             823,865
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                (12,406,996)           2,241,518
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                           3,271,653            4,005,691
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (2,940,814)            (840,526)
      Transfers for contract benefits and terminations                (3,433,194)          (2,993,962)
      Contract maintenance charges                                    (2,114,078)          (2,277,812)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (5,216,433)          (2,106,609)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                     (17,623,429)             134,909
Net assets at beginning of period                                     38,868,819           38,733,910
                                                             -------------------  -------------------
Net assets at end of period                                  $        21,245,390  $        38,868,819
                                                             ===================  ===================

                                                                   Phoenix Mid-Cap Growth Series
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $          (224,513) $          (298,209)
      Realized gains (losses)                                             93,350              389,084
      Unrealized appreciation (depreciation) during
       the year                                                      (15,505,608)           6,946,029
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                (15,636,771)           7,036,904
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                           3,243,439            3,715,018
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (2,040,375)          (3,979,234)
      Transfers for contract benefits and terminations                (3,060,173)          (3,088,263)
      Contract maintenance charges                                    (2,284,665)          (2,398,390)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (4,141,774)          (5,750,869)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                     (19,778,545)           1,286,035
Net assets at beginning of period                                     38,989,762           37,703,727
                                                             -------------------  -------------------
Net assets at end of period                                  $        19,211,217  $        38,989,762
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                                    Phoenix Money Market Series
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           913,474  $         2,451,408
      Realized gains (losses)                                                  -                    -
      Unrealized appreciation (depreciation) during
       the year                                                                -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                    913,474            2,451,408
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                          15,182,562           15,076,669
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   12,712,922            6,106,922
      Transfers for contract benefits and terminations               (17,979,410)         (17,643,345)
      Contract maintenance charges                                    (6,146,560)          (6,024,810)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               3,769,514           (2,484,564)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                       4,682,988              (33,156)
Net assets at beginning of period                                     60,100,321           60,133,477
                                                             -------------------  -------------------
Net assets at end of period                                  $        64,783,309  $        60,100,321
                                                             ===================  ===================

                                                             Phoenix Multi-Sector Fixed Income Series
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $         3,705,388  $         4,065,498
      Realized gains (losses)                                         (4,002,450)             198,461
      Unrealized appreciation (depreciation) during
       the year                                                      (10,665,058)          (1,527,482)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                (10,962,120)           2,736,477
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                           3,757,233            5,511,453
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                  (31,606,485)             299,988
      Transfers for contract benefits and terminations                (9,320,981)          (9,639,757)
      Contract maintenance charges                                    (3,493,550)          (3,891,100)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             (40,663,783)          (7,719,416)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                     (51,625,903)          (4,982,939)
Net assets at beginning of period                                     88,583,280           93,566,219
                                                             -------------------  -------------------
Net assets at end of period                                  $        36,957,377  $        88,583,280
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                             Phoenix Multi-Sector Short Term Bond Series
                                                             ------------------------------------------
                                                                     2008                  2007
                                                             -------------------   -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $         1,088,781   $           491,898
      Realized gains (losses)                                           (152,083)               12,118
      Unrealized appreciation (depreciation) during
       the year                                                       (3,560,306)             (180,995)
                                                             -------------------   -------------------
Net increase (decrease) in net assets from operations                 (2,623,608)              323,021
                                                             -------------------   -------------------
Contract transactions:
      Payments received from contract owners                             524,947             1,764,116
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   11,522,097              (500,600)
      Transfers for contract benefits and terminations                (1,476,796)             (340,089)
      Contract maintenance charges                                      (590,643)             (329,143)
                                                             -------------------   -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               9,979,605               594,284
                                                             -------------------   -------------------
         Total increase (decrease) in net assets                       7,355,997               917,305
Net assets at beginning of period                                     10,937,939            10,020,634
                                                             -------------------   -------------------
Net assets at end of period                                  $        18,293,936   $        10,937,939
                                                             ===================   ===================

                                                                  Phoenix Small-Cap Growth Series
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           (82,876) $          (116,395)
      Realized gains (losses)                                            (91,498)           3,045,669
      Unrealized appreciation (depreciation) during
       the year                                                       (6,355,068)            (713,466)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (6,529,442)           2,215,808
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                           1,140,019            1,427,172
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                     (680,563)            (989,749)
      Transfers for contract benefits and terminations                (1,503,407)          (1,113,655)
      Contract maintenance charges                                      (720,893)            (768,105)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (1,764,844)          (1,444,337)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                      (8,294,286)             771,471
Net assets at beginning of period                                     15,787,693           15,016,222
                                                             -------------------  -------------------
Net assets at end of period                                  $         7,493,407  $        15,787,693
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                                Phoenix Strategic Allocation Series
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $         1,345,873  $         1,386,418
      Realized gains (losses)                                           (580,210)           4,178,789
      Unrealized appreciation (depreciation) during
       the year                                                      (18,600,837)          (1,820,975)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                (17,835,174)           3,744,232
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                           8,332,041            5,167,216
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (2,475,406)          (2,132,285)
      Transfers for contract benefits and terminations                (9,191,783)          (4,840,130)
      Contract maintenance charges                                    (4,047,603)          (4,253,123)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (7,382,751)          (6,058,322)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                     (25,217,925)          (2,314,090)
Net assets at beginning of period                                     72,854,533           75,168,623
                                                             -------------------  -------------------
Net assets at end of period                                  $        47,636,608  $        72,854,533
                                                             ===================  ===================

                                                               Phoenix-Aberdeen International Series
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $         1,002,675  $           832,146
      Realized gains (losses)                                          3,015,791            6,611,786
      Unrealized appreciation (depreciation) during
       the year                                                      (45,451,513)           6,902,064
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                (41,433,047)          14,345,996
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                           7,632,574            8,124,702
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (2,170,482)             (31,878)
      Transfers for contract benefits and terminations                (9,568,464)         (10,087,062)
      Contract maintenance charges                                    (5,688,233)          (5,496,937)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (9,794,605)          (7,491,175)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                     (51,227,652)           6,854,821
Net assets at beginning of period                                    111,898,373          105,043,552
                                                             -------------------  -------------------
Net assets at end of period                                  $        60,670,721  $       111,898,373
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                             Phoenix-Duff & Phelps Real Estate Securities
                                                                              Series
                                                             -------------------------------------------
                                                                     2008                   2007
                                                              -------------------   -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           230,095    $           209,576
      Realized gains (losses)                                            416,382              4,628,147
      Unrealized appreciation (depreciation) during
       the year                                                      (12,168,838)           (11,615,746)
                                                             -------------------    -------------------
Net increase (decrease) in net assets from operations                (11,522,361)            (6,778,023)
                                                             -------------------    -------------------
Contract transactions:
      Payments received from contract owners                           2,440,553              3,370,140
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (1,285,470)            (4,369,425)
      Transfers for contract benefits and terminations                (2,014,753)            (3,648,125)
      Contract maintenance charges                                    (1,704,126)            (1,873,022)
                                                             -------------------    -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (2,563,796)            (6,520,432)
                                                             -------------------    -------------------
         Total increase (decrease) in net assets                     (14,086,157)           (13,298,455)
Net assets at beginning of period                                     32,925,291             46,223,746
                                                             -------------------    -------------------
Net assets at end of period                                  $        18,839,134    $        32,925,291
                                                             ===================    ===================

                                                              Phoenix-Sanford Bernstein Mid-Cap Value
                                                                              Series
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $          (176,842) $          (248,518)
      Realized gains (losses)                                            884,228            4,818,493
      Unrealized appreciation (depreciation) during
       the year                                                      (12,978,092)          (3,854,265)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                (12,270,706)             715,710
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                           2,533,058            2,996,012
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (2,330,089)             119,433
      Transfers for contract benefits and terminations                (2,348,163)          (3,032,259)
      Contract maintenance charges                                    (1,950,843)          (1,966,512)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (4,096,037)          (1,883,326)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                     (16,366,743)          (1,167,616)
Net assets at beginning of period                                     37,502,083           38,669,699
                                                             -------------------  -------------------
Net assets at end of period                                  $        21,135,340  $        37,502,083
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                             Phoenix-Sanford Bernstein Small-Cap Value
                                                                              Series
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $          (112,331) $          (177,912)
      Realized gains (losses)                                           (203,981)           3,002,931
      Unrealized appreciation (depreciation) during
       the year                                                       (7,106,596)          (3,291,253)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (7,422,908)            (466,234)
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                           1,632,228            1,795,151
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (1,403,066)             116,114
      Transfers for contract benefits and terminations                (1,574,559)          (3,269,705)
      Contract maintenance charges                                    (1,042,860)          (1,188,402)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (2,388,257)          (2,546,842)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                      (9,811,165)          (3,013,076)
Net assets at beginning of period                                     21,096,063           24,109,139
                                                             -------------------  -------------------
Net assets at end of period                                  $        11,284,898  $        21,096,063
                                                             ===================  ===================

                                                                Phoenix-Van Kampen Comstock Series
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           279,990  $           326,056
      Realized gains (losses)                                           (107,441)           1,976,897
      Unrealized appreciation (depreciation) during
       the year                                                      (11,633,604)          (3,209,319)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                (11,461,055)            (906,366)
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                           2,586,477            3,409,152
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (2,410,666)          (3,798,473)
      Transfers for contract benefits and terminations                (2,646,517)          (3,542,853)
      Contract maintenance charges                                    (1,554,999)          (1,857,462)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (4,025,705)          (5,789,636)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                     (15,486,760)          (6,696,002)
Net assets at beginning of period                                     34,763,858           41,459,860
                                                             -------------------  -------------------
Net assets at end of period                                  $        19,277,098  $        34,763,858
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)


                                                             Phoenix-Van Kampen Equity 500 Index Series
                                                             ----------------------------------------
                                                                     2008                  2007
                                                             -------------------   -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           354,214   $           283,945
      Realized gains (losses)                                           (786,062)              517,594
      Unrealized appreciation (depreciation) during
       the year                                                      (17,468,721)            1,407,763
                                                             -------------------   -------------------
Net increase (decrease) in net assets from operations                (17,900,569)            2,209,302
                                                             -------------------   -------------------
Contract transactions:
      Payments received from contract owners                           3,236,506             3,926,453
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (2,780,754)           (2,285,078)
      Transfers for contract benefits and terminations                (3,472,526)           (5,614,832)
      Contract maintenance charges                                    (2,547,012)           (2,887,583)
                                                             -------------------   -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (5,563,786)           (6,861,040)
                                                             -------------------   -------------------
         Total increase (decrease) in net assets                     (23,464,355)           (4,651,738)
Net assets at beginning of period                                     51,242,396            55,894,134
                                                             -------------------   -------------------
Net assets at end of period                                  $        27,778,041   $        51,242,396
                                                             ===================   ===================

                                                              PIMCO CommodityRealReturn(TM) Strategy
                                                                     Portfolio - Advisor Class
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           130,775  $            60,986
      Realized gains (losses)                                           (480,969)               2,103
      Unrealized appreciation (depreciation) during
       the year                                                       (1,607,208)             245,920
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (1,957,402)             309,009
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             515,805              213,672
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    1,179,511            2,041,478
      Transfers for contract benefits and terminations                  (331,917)             (98,980)
      Contract maintenance charges                                      (255,716)             (66,924)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               1,107,683            2,089,246
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                        (849,719)           2,398,255
Net assets at beginning of period                                      2,742,491              344,236
                                                             -------------------  -------------------
Net assets at end of period                                  $         1,892,772  $         2,742,491
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                             PIMCO Real Return Portfolio - Advisor Class
                                                             ------------------------------------------
                                                                     2008                  2007
                                                             -------------------   -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $            75,805   $            12,240
      Realized gains (losses)                                           (120,460)               (4,328)
      Unrealized appreciation (depreciation) during
       the year                                                         (358,805)               37,424
                                                             -------------------   -------------------
Net increase (decrease) in net assets from operations                   (403,460)               45,336
                                                             -------------------   -------------------
Contract transactions:
      Payments received from contract owners                             126,115               587,981
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    2,832,588               185,552
      Transfers for contract benefits and terminations                  (741,786)              (24,908)
      Contract maintenance charges                                      (123,242)              (12,517)
                                                             -------------------   -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               2,093,675               736,108
                                                             -------------------   -------------------
         Total increase (decrease) in net assets                       1,690,215               781,444
Net assets at beginning of period                                        947,578               166,134
                                                             -------------------   -------------------
Net assets at end of period                                  $         2,637,793   $           947,578
                                                             ===================   ===================

                                                             PIMCO Total Return Portfolio - Advisor Class
                                                             -------------------------------------------
                                                                     2008                   2007
                                                              -------------------   -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           218,138    $            42,917
      Realized gains (losses)                                            250,107                  3,235
      Unrealized appreciation (depreciation) during
       the year                                                          (94,864)                49,462
                                                             -------------------    -------------------
Net increase (decrease) in net assets from operations                    373,381                 95,614
                                                             -------------------    -------------------
Contract transactions:
      Payments received from contract owners                           1,254,690                114,471
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   11,205,390                759,107
      Transfers for contract benefits and terminations                  (285,137)              (120,652)
      Contract maintenance charges                                      (337,676)               (52,572)
                                                             -------------------    -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              11,837,267                700,354
                                                             -------------------    -------------------
         Total increase (decrease) in net assets                      12,210,648                795,968
Net assets at beginning of period                                      1,378,268                582,300
                                                             -------------------    -------------------
Net assets at end of period                                  $        13,588,916    $         1,378,268
                                                             ===================    ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                              Rydex Variable Trust Inverse Government
                                                                      Long Bond Strategy Fund
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $              (289) $            10,679
      Realized gains (losses)                                             (7,461)              (3,792)
      Unrealized appreciation (depreciation) during
       the year                                                          (58,720)             (19,571)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                    (66,470)             (12,684)
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                               9,958               22,731
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      (21,901)             (43,211)
      Transfers for contract benefits and terminations                   (11,105)              (5,971)
      Contract maintenance charges                                       (12,362)             (13,088)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 (35,410)             (39,539)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                        (101,880)             (52,223)
Net assets at beginning of period                                        250,256              302,479
                                                             -------------------  -------------------
Net assets at end of period                                  $           148,376  $           250,256
                                                             ===================  ===================

                                                                  Rydex Variable Trust Nova Fund
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $              (929) $             1,692
      Realized gains (losses)                                              8,996               59,669
      Unrealized appreciation (depreciation) during
       the year                                                         (170,145)             (55,459)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                   (162,078)               5,902
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                              27,961               34,072
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      (44,537)            (146,227)
      Transfers for contract benefits and terminations                   (15,578)             (26,729)
      Contract maintenance charges                                       (18,293)             (25,594)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 (50,447)            (164,478)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                        (212,525)            (158,576)
Net assets at beginning of period                                        341,391              499,967
                                                             -------------------  -------------------
Net assets at end of period                                  $           128,866  $           341,391
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                             Rydex Variable Trust Sector Rotation Fund
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           (11,187) $           (13,598)
      Realized gains (losses)                                            (23,728)             151,099
      Unrealized appreciation (depreciation) during
       the year                                                         (677,971)             200,126
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                   (712,886)             337,627
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             141,603              150,720
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                     (164,520)            (122,824)
      Transfers for contract benefits and terminations                   (63,363)            (107,892)
      Contract maintenance charges                                       (87,169)             (92,303)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                (173,449)            (172,299)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                        (886,335)             165,328
Net assets at beginning of period                                      1,833,103            1,667,775
                                                             -------------------  -------------------
Net assets at end of period                                  $           946,768  $         1,833,103
                                                             ===================  ===================

                                                             Sentinel Variable Products Balanced Fund
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $             9,319  $               368
      Realized gains (losses)                                             (4,143)                 952
      Unrealized appreciation (depreciation) during
       the year                                                          (77,570)              (1,507)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                    (72,394)                (187)
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                              40,044                    -
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      489,959               17,143
      Transfers for contract benefits and terminations                  (118,534)                   -
      Contract maintenance charges                                       (31,922)                 (94)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 379,547               17,049
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                         307,153               16,862
Net assets at beginning of period                                         16,862                    -
                                                             -------------------  -------------------
Net assets at end of period                                  $           324,015  $            16,862
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)


                                                               Sentinel Variable Products Bond Fund
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           243,139  $             8,038
      Realized gains (losses)                                              1,873                   81
      Unrealized appreciation (depreciation) during
       the year                                                          (57,810)              (4,028)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                    187,202                4,091
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             214,450               15,668
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    6,026,783              204,416
      Transfers for contract benefits and terminations                   (23,519)                 (67)
      Contract maintenance charges                                      (140,786)              (3,918)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               6,076,928              216,099
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                       6,264,130              220,190
Net assets at beginning of period                                        220,190                    -
                                                             -------------------  -------------------
Net assets at end of period                                  $         6,484,320  $           220,190
                                                             ===================  ===================

                                                              Sentinel Variable Products Common Stock
                                                                               Fund
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           100,076  $             5,650
      Realized gains (losses)                                           (109,570)              10,597
      Unrealized appreciation (depreciation) during
       the year                                                       (3,316,695)             (13,687)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (3,326,189)               2,560
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             753,323               55,103
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   11,744,693              542,660
      Transfers for contract benefits and terminations                   (21,293)                (296)
      Contract maintenance charges                                      (387,121)              (5,500)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              12,089,602              591,967
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                       8,763,413              594,527
Net assets at beginning of period                                        594,527                    -
                                                             -------------------  -------------------
Net assets at end of period                                  $         9,357,940  $           594,527
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                             Sentinel Variable Products Mid Cap Growth
                                                                               Fund
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $            (6,391) $              (227)
      Realized gains (losses)                                           (225,241)                 132
      Unrealized appreciation (depreciation) during
       the year                                                         (366,961)               1,451
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                   (598,593)               1,356
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             145,757                5,391
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      757,676              235,312
      Transfers for contract benefits and terminations                   (14,369)              (2,528)
      Contract maintenance charges                                       (28,730)                (452)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 860,334              237,723
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                         261,741              239,079
Net assets at beginning of period                                        239,079                    -
                                                             -------------------  -------------------
Net assets at end of period                                  $           500,820  $           239,079
                                                             ===================  ===================

                                                             Sentinel Variable Products Small Company
                                                                               Fund
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $            (1,152) $               449
      Realized gains (losses)                                             (8,957)               8,795
      Unrealized appreciation (depreciation) during
       the year                                                         (148,985)              (9,817)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                   (159,094)                (573)
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             122,336                9,331
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      547,993               87,065
      Transfers for contract benefits and terminations                   (22,417)                 (40)
      Contract maintenance charges                                       (46,464)                (970)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 601,448               95,386
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                         442,354               94,813
Net assets at beginning of period                                         94,813                    -
                                                             -------------------  -------------------
Net assets at end of period                                  $           537,167  $            94,813
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                             Summit S&P MidCap 400 Index Portfolio -
                                                                          Class I Shares
                                                             ----------------------------------------
                                                                     2008                2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $             1,513  $                 -
      Realized gains (losses)                                              1,410                    -
      Unrealized appreciation (depreciation) during
       the year                                                          (28,539)                   -
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                    (25,616)                   -
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                              23,875                    -
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      141,887                    -
      Transfers for contract benefits and terminations                    (6,230)                   -
      Contract maintenance charges                                        (1,360)                   -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 158,172                    -
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                         132,556                    -
Net assets at beginning of period                                              -                    -
                                                             -------------------  -------------------
Net assets at end of period                                  $           132,556  $                 -
                                                             ===================  ===================

                                                              Templeton Developing Markets Securities
                                                                          Fund - Class 2
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           140,815  $           109,580
      Realized gains (losses)                                          1,225,115              415,238
      Unrealized appreciation (depreciation) during
       the year                                                       (6,280,439)           1,118,369
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (4,914,509)           1,643,187
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             654,326              681,687
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (1,030,608)           4,628,615
      Transfers for contract benefits and terminations                  (832,908)            (368,835)
      Contract maintenance charges                                      (400,731)            (376,057)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (1,609,921)           4,565,410
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                      (6,524,430)           6,208,597
Net assets at beginning of period                                     10,784,601            4,576,004
                                                             -------------------  -------------------
Net assets at end of period                                  $         4,260,171  $        10,784,601
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)


                                                             Templeton Foreign Securities Fund - Class 2
                                                             ------------------------------------------
                                                                     2008                  2007
                                                             -------------------   -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           354,182   $           323,594
      Realized gains (losses)                                          1,409,014             1,509,862
      Unrealized appreciation (depreciation) during
       the year                                                      (12,413,903)            1,760,369
                                                             -------------------   -------------------
Net increase (decrease) in net assets from operations                (10,650,707)            3,593,825
                                                             -------------------   -------------------
Contract transactions:
      Payments received from contract owners                           1,622,542             2,087,866
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (1,572,409)             (415,198)
      Transfers for contract benefits and terminations                (1,682,785)           (2,440,015)
      Contract maintenance charges                                    (1,166,764)           (1,216,731)
                                                             -------------------   -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (2,799,416)           (1,984,078)
                                                             -------------------   -------------------
         Total increase (decrease) in net assets                     (13,450,123)            1,609,747
Net assets at beginning of period                                     27,400,824            25,791,077
                                                             -------------------   -------------------
Net assets at end of period                                  $        13,950,701   $        27,400,824
                                                             ===================   ===================

                                                             Templeton Global Asset Allocation Fund -
                                                                              Class 2
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $            98,133  $           192,533
      Realized gains (losses)                                            124,306              267,572
      Unrealized appreciation (depreciation) during
       the year                                                         (497,203)            (360,171)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                   (274,764)              99,934
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                              54,678               47,330
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      (72,345)              (1,302)
      Transfers for contract benefits and terminations                   (10,166)             (44,706)
      Contract maintenance charges                                       (79,167)             (73,290)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                (107,000)             (71,968)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                        (381,764)              27,966
Net assets at beginning of period                                      1,142,970            1,115,004
                                                             -------------------  -------------------
Net assets at end of period                                  $           761,206  $         1,142,970
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)


                                                             Templeton Growth Securities Fund - Class 2
                                                             ----------------------------------------
                                                                     2008                  2007
                                                             -------------------   -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           183,622   $           142,234
      Realized gains (losses)                                            745,943             1,018,408
      Unrealized appreciation (depreciation) during
       the year                                                      (10,179,306)             (773,143)
                                                             -------------------   -------------------
Net increase (decrease) in net assets from operations                 (9,249,741)              387,499
                                                             -------------------   -------------------
Contract transactions:
      Payments received from contract owners                           1,670,041             1,897,911
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (2,253,193)              949,933
      Transfers for contract benefits and terminations                (1,221,999)           (1,405,495)
      Contract maintenance charges                                    (1,151,643)           (1,162,432)
                                                             -------------------   -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (2,956,794)              279,917
                                                             -------------------   -------------------
         Total increase (decrease) in net assets                     (12,206,535)              667,416
Net assets at beginning of period                                     23,758,552            23,091,136
                                                             -------------------   -------------------
Net assets at end of period                                  $        11,552,017   $        23,758,552
                                                             ===================   ===================

                                                                 Van Kampen UIF Equity and Income
                                                                       Portfolio - Class II
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $             8,969  $             5,165
      Realized gains (losses)                                             15,126               10,701
      Unrealized appreciation (depreciation) during
       the year                                                         (160,247)              (7,725)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                   (136,152)               8,141
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                              65,082               50,737
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      226,351              245,708
      Transfers for contract benefits and terminations                    (6,283)             (12,554)
      Contract maintenance charges                                       (36,002)             (20,950)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 249,148              262,941
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                         112,996              271,082
Net assets at beginning of period                                        512,784              241,702
                                                             -------------------  -------------------
Net assets at end of period                                  $           625,780  $           512,784
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                                       Wanger International
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           131,761  $            78,702
      Realized gains (losses)                                          7,617,831            7,151,592
      Unrealized appreciation (depreciation) during
       the year                                                      (37,424,906)           3,073,963
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                (29,675,314)          10,304,257
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                           3,854,827            4,346,604
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (4,832,369)          (2,224,399)
      Transfers for contract benefits and terminations                (5,161,428)          (6,144,398)
      Contract maintenance charges                                    (3,134,592)          (3,463,204)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (9,273,562)          (7,485,397)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                     (38,948,876)           2,818,860
Net assets at beginning of period                                     70,841,041           68,022,181
                                                             -------------------  -------------------
Net assets at end of period                                  $        31,892,165  $        70,841,041
                                                             ===================  ===================

                                                                    Wanger International Select
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           (45,241) $            (9,383)
      Realized gains (losses)                                          3,357,520            1,864,039
      Unrealized appreciation (depreciation) during
       the year                                                      (11,087,017)           1,305,447
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (7,774,738)           3,160,103
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             925,389            1,189,120
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (1,185,039)           2,180,403
      Transfers for contract benefits and terminations                (1,416,295)          (1,029,266)
      Contract maintenance charges                                      (841,630)            (829,987)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (2,517,575)           1,510,270
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                     (10,292,313)           4,670,373
Net assets at beginning of period                                     19,012,987           14,342,614
                                                             -------------------  -------------------
Net assets at end of period                                  $         8,720,674  $        19,012,987
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                                           Wanger Select
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $          (107,083) $          (135,539)
      Realized gains (losses)                                           (325,936)             385,916
      Unrealized appreciation (depreciation) during
       the year                                                       (8,692,082)           1,058,319
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (9,125,101)           1,308,696
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                           1,052,389            1,408,566
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                     (881,431)           2,397,089
      Transfers for contract benefits and terminations                (1,634,051)          (1,125,356)
      Contract maintenance charges                                      (714,091)            (740,792)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (2,177,184)           1,939,507
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                     (11,302,285)           3,248,203
Net assets at beginning of period                                     19,781,361           16,533,158
                                                             -------------------  -------------------
Net assets at end of period                                  $         8,479,076  $        19,781,361
                                                             ===================  ===================

                                                                            Wanger USA
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $          (459,986) $          (645,032)
      Realized gains (losses)                                          8,283,541            8,198,524
      Unrealized appreciation (depreciation) during
       the year                                                      (35,841,347)          (3,531,997)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                (28,017,792)           4,021,495
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                           4,889,494            5,877,699
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (5,441,648)          (4,155,031)
      Transfers for contract benefits and terminations                (6,806,574)          (9,359,113)
      Contract maintenance charges                                    (3,754,692)          (4,250,303)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             (11,113,420)         (11,886,748)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                     (39,131,212)          (7,865,253)
Net assets at beginning of period                                     77,914,084           85,779,337
                                                             -------------------  -------------------
Net assets at end of period                                  $        38,782,872  $        77,914,084
                                                             ===================  ===================

                       See Notes to Financial Statements

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note 1--Organization
The Phoenix Life Variable Universal Life Account (the "Separate Account") is a separate investment account of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The
Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established June 17, 1985. The
Separate Account currently consists of 70 investment options that invest in shares of underlying funds. The underlying funds include The Phoenix Edge
Series Fund, AIM Variable Insurance Funds, The Alger American Fund, DWS Investments VIT Funds (formerly Scudder Investments VIT Funds), Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series, Lord Abbett Series Fund, Inc., Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Rydex Variable Trust, The Sentinel Variable Products Trust, Summit Mutual Funds, Inc., The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds").

The Separate Account invests in the following investment options:

AIM V.I. Capital Appreciation Fund - Series I Shares
-------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I Shares
-------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I Shares
-------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio - Class O Shares
-------------------------------------------------------------------------------------------
Anchor Series Trust Capital Appreciation Portfolio - Class 1
-------------------------------------------------------------------------------------------
Anchor Series Trust Government and Quality Bond Portfolio - Class 1
-------------------------------------------------------------------------------------------
Anchor Series Trust Growth and Income Portfolio - Class 1
-------------------------------------------------------------------------------------------
Anchor Series Trust Growth Portfolio - Class 1
-------------------------------------------------------------------------------------------
Anchor Series Trust Money Market Portfolio - Class 1
-------------------------------------------------------------------------------------------
Anchor Series Trust Multi-Asset Portfolio - Class 1
-------------------------------------------------------------------------------------------
Anchor Series Trust Natural Resources Portfolio - Class 1
-------------------------------------------------------------------------------------------
Anchor Series Trust Strategic Multi-Asset Portfolio - Class 1
-------------------------------------------------------------------------------------------
DWS Equity 500 Index Fund VIP - Class A
-------------------------------------------------------------------------------------------
DWS Small Cap Index VIP - Class A
-------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II
-------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares
-------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio - Service Class
-------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Opportunities Portfolio - Service Class
-------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio - Service Class
-------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio - Service Class
-------------------------------------------------------------------------------------------
Franklin Income Securities Fund - Class 2
-------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small Cap Equity Portfolio - Service Shares
-------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio - Class VC Shares
-------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio - Class VC Shares
-------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Value Portfolio - Class VC Shares
-------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2 (included in Franklin Templeton Variable Insurance
Products Trust)
-------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio - Class S
-------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio - S Class
-------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA - Service Shares
-------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA - Service Shares
-------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
-------------------------------------------------------------------------------------------
Phoenix Capital Growth Series
-------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Aggressive Growth
-------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth
-------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate
-------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate Growth
-------------------------------------------------------------------------------------------
Phoenix Growth and Income Series
-------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series
-------------------------------------------------------------------------------------------
Phoenix Money Market Series
-------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series
-------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series
-------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth Series
-------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series
-------------------------------------------------------------------------------------------

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 1--Organization (Continued)

Phoenix-Aberdeen International Series
-----------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series
-----------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series
-----------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series
-----------------------------------------------------------------
Phoenix-Van Kampen Comstock Series
-----------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series
-----------------------------------------------------------------
PIMCO CommodityRealReturn(TM) Strategy Portfolio - Advisor Class
-----------------------------------------------------------------
PIMCO Real Return Portfolio - Advisor Class
-----------------------------------------------------------------
PIMCO Total Return Portfolio - Advisor Class
-----------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Strategy Fund
-----------------------------------------------------------------
Rydex Variable Trust Nova Fund
-----------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
-----------------------------------------------------------------
Sentinel Variable Products Balanced Fund
-----------------------------------------------------------------
Sentinel Variable Products Bond Fund
-----------------------------------------------------------------
Sentinel Variable Products Common Stock Fund
-----------------------------------------------------------------
Sentinel Variable Products Mid Cap Growth Fund
-----------------------------------------------------------------
Sentinel Variable Products Small Company Fund
-----------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio - Class I Shares
-----------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 2
-----------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2
-----------------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 2
-----------------------------------------------------------------
Templeton Growth Securities Fund - Class 2
-----------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio - Class II
-----------------------------------------------------------------
Wanger International
-----------------------------------------------------------------
Wanger International Select
-----------------------------------------------------------------
Wanger Select
-----------------------------------------------------------------
Wanger USA
-----------------------------------------------------------------

Additionally, policy owners may direct the allocation of their investments between the Separate Account and the Guaranteed Interest Account.

Comparative year information for the year ended December 31, 2004 has been reformatted to be consistent with the 2005, 2006, 2007 and 2008 disclosures.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from Phoenix Life Insurance Company's other asset and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Phoenix Life Insurance Company may conduct.

Note 2--Significant Accounting Policies
The following is a summary of significant accounting policies of the Separate Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

A. Valuation of investments: Investments are made exclusively in the Funds and are valued at the reported net asset values per share of the respective investment options.

B. Investment transactions and related income: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of the identified cost of the share sold. Dividend income and gains from investments are recorded on the ex-distribution date.

C. Income taxes: The Separate Account is not a separate entity from Phoenix, and under current federal income tax law, income arising from the Separate Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

D. Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 2--Significant Accounting Policies (Continued)
E. Distributions: Distributions from the Funds are recorded by each investment option on the ex-dividend date.

F. Fair Value Measurements: On January 1, 2008, The Phoenix Life Variable Universal Life Account adopted the provisions of Statement of Financial Accounting Standards No. 157 ("SFAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, Phoenix Life Variable Universal Life utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

.. Level 1 - quoted prices in active markets for identical securities

.. Level 2 - prices determined using other significant observable inputs
  (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

.. Level 3 - prices determined using significant unobservable inputs (including the series' own assumptions in determining the fair value of investments)

A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the respective fund manager. Investments held by Phoenix Life Variable Universal Life Account are Level 1 of the hierarchy.

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 3--Purchases and Proceeds from Sales of Investments
The cost of purchases and proceeds from sales of investments for the period ended December 31, 2008 were as follows:

Investment Option                                                            Purchases         Sales
-----------------                                                            ---------         -----
   AIM V.I. Capital Appreciation Fund - Series I Shares                   $     1,248,705 $     1,907,368
   AIM V.I. Core Equity Fund - Series I Shares                                    434,454       1,348,233
   AIM V.I. Mid Cap Core Equity Fund - Series I Shares                            871,374         820,571
   Alger American Capital Appreciation Portfolio - Class O Shares                 825,165       3,186,858
   Anchor Series Trust Capital Appreciation Portfolio - Class 1                   581,164         127,866
   Anchor Series Trust Government and Quality Bond Portfolio - Class 1             80,787         107,941
   Anchor Series Trust Growth and Income Portfolio - Class 1                       45,072           9,366
   Anchor Series Trust Growth Portfolio - Class 1                                 467,692         214,921
   Anchor Series Trust Money Market Portfolio - Class 1                           132,293         104,826
   Anchor Series Trust Multi-Asset Portfolio - Class 1                            352,619          32,693
   Anchor Series Trust Natural Resources Portfolio - Class 1                      186,961          59,333
   Anchor Series Trust Strategic Multi-Asset Portfolio - Class 1                  300,637          63,432
   DWS Equity 500 Index Fund VIP - Class A                                      6,495,031       6,333,442
   DWS Small Cap Index VIP - Class A                                              433,027          33,048
   Federated Fund for U.S. Government Securities II                            10,101,965      11,175,782
   Federated High Income Bond Fund II - Primary Shares                          2,342,291       2,944,731
   Fidelity(R) VIP Contrafund(R) Portfolio - Service Class                     20,509,352      22,121,592
   Fidelity(R) VIP Growth Opportunities Portfolio - Service Class               3,490,378       2,516,486
   Fidelity(R) VIP Growth Portfolio - Service Class                             2,913,819       4,162,540
   Fidelity(R) VIP Investment Grade Bond Portfolio - Service Class              1,557,857       1,516,813
   Franklin Income Securities Fund - Class 2                                    1,867,738         592,220
   Lazard Retirement U.S. Small Cap Equity Portfolio - Service Shares             196,224         393,424
   Lord Abbett Bond Debenture Portfolio - Class VC Shares                       1,788,695       1,708,885
   Lord Abbett Growth and Income Portfolio - Class VC Shares                    3,983,397       5,089,849
   Lord Abbett Mid Cap Value Portfolio - Class VC Shares                        1,467,076       2,195,876
   Mutual Shares Securities Fund - Class 2                                     12,790,511      13,306,946
   Neuberger Berman AMT Guardian Portfolio - S Class                            1,492,244         467,569
   Neuberger Berman AMT Small Cap Growth Portfolio - S Class                       77,645          67,778
   Oppenheimer Capital Appreciation Fund/VA - Service Shares                      270,856         159,325
   Oppenheimer Global Securities Fund/VA - Service Shares                         893,029         531,839
   Oppenheimer Main Street Small Cap Fund(R) /VA - Service Shares               3,861,515         433,869
   Phoenix Capital Growth Series                                               16,475,162      33,168,410
   Phoenix Dynamic Asset Allocation Series: Aggressive Growth                     806,551         640,018
   Phoenix Dynamic Asset Allocation Series: Growth                              3,748,785       2,254,483
   Phoenix Dynamic Asset Allocation Series: Moderate                            4,911,946         550,038
   Phoenix Dynamic Asset Allocation Series: Moderate Growth                     1,345,646         655,591
   Phoenix Growth and Income Series                                             4,492,557       9,134,594
   Phoenix Mid-Cap Growth Series                                                3,674,474       8,040,761
   Phoenix Money Market Series                                                 42,078,052      37,395,064
   Phoenix Multi-Sector Fixed Income Series                                     9,666,182      46,624,577
   Phoenix Multi-Sector Short Term Bond Series                                 21,065,964       9,997,578
   Phoenix Small-Cap Growth Series                                              2,658,564       4,127,937
   Phoenix Strategic Allocation Series                                         12,807,557      18,225,214
   Phoenix-Aberdeen International Series                                       16,117,784      20,986,470
   Phoenix-Duff & Phelps Real Estate Securities Series                          6,510,777       8,149,194
   Phoenix-Sanford Bernstein Mid-Cap Value Series                               6,411,870       8,930,753
   Phoenix-Sanford Bernstein Small-Cap Value Series                             4,642,093       6,720,826
   Phoenix-Van Kampen Comstock Series                                           4,332,874       7,524,703
   Phoenix-Van Kampen Equity 500 Index Series                                   4,655,473       9,865,046
   PIMCO CommodityRealReturn/TM /Strategy Portfolio - Advisor Class             5,914,674       4,648,598
   PIMCO Real Return Portfolio - Advisor Class                                  5,945,297       3,771,792

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 3--Purchases and Proceeds from Sales of Investments (Continued)

Investment Option                                                        Purchases         Sales
-----------------                                                        ---------         -----
   PIMCO Total Return Portfolio - Advisor Class                       $    13,604,790 $     1,293,661
   Rydex Variable Trust Inverse Government Long Bond Strategy Fund             11,068          46,767
   Rydex Variable Trust Nova Fund                                              28,832          80,207
   Rydex Variable Trust Sector Rotation Fund                                  147,925         328,795
   Sentinel Variable Products Balanced Fund                                   577,434         187,218
   Sentinel Variable Products Bond Fund                                     6,886,137         566,069
   Sentinel Variable Products Common Stock Fund                            13,082,614         892,935
   Sentinel Variable Products Mid Cap Growth Fund                           2,397,788       1,543,845
   Sentinel Variable Products Small Company Fund                              754,679         146,958
   Summit S&P MidCap 400 Index Portfolio - Class I Shares                     194,761          35,054
   Templeton Developing Markets Securities Fund - Class 2                   4,039,042       4,045,298
   Templeton Foreign Securities Fund - Class 2                              5,191,711       5,537,506
   Templeton Global Asset Allocation Fund - Class 2                           293,196         169,671
   Templeton Growth Securities Fund - Class 2                               3,661,262       5,203,998
   Van Kampen UIF Equity and Income Portfolio - Class II                      337,522          62,829
   Wanger International                                                    13,309,890      14,403,027
   Wanger International Select                                              6,364,715       5,089,748
   Wanger Select                                                            2,671,211       4,456,146
   Wanger USA                                                              13,424,202      17,362,344
                                                                      --------------- ---------------
                                                                      $   347,300,634 $   386,599,145
                                                                      --------------- ---------------

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 4--Changes in Units Outstanding
The changes in units outstanding were as follows:

                                                                 -------------------------------------
                                                                 For period ended December 31, 2008
                                                                   Units       Units     Net Increase
Investment Option                                                  Issued     Redeemed    (Decrease)
                                                                 -------------------------------------
------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I Shares              1,465,614  (2,005,954)    (540,340)
------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I Shares                         367,698  (1,259,388)    (891,690)
------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I Shares                 292,605    (673,829)    (381,224)
------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio - Class O Shares      974,789  (3,202,660)  (2,227,871)
------------------------------------------------------------------------------------------------------
Anchor Series Trust Capital Appreciation Portfolio - Class 1            559      (1,298)        (739)
------------------------------------------------------------------------------------------------------
Anchor Series Trust Government and Quality Bond Portfolio -
Class 1                                                               1,378      (2,172)        (794)
------------------------------------------------------------------------------------------------------
Anchor Series Trust Growth and Income Portfolio - Class 1                11        (205)        (194)
------------------------------------------------------------------------------------------------------
Anchor Series Trust Growth Portfolio - Class 1                          628      (3,286)      (2,658)
------------------------------------------------------------------------------------------------------
Anchor Series Trust Money Market Portfolio - Class 1                  4,781      (4,149)         632
------------------------------------------------------------------------------------------------------
Anchor Series Trust Multi-Asset Portfolio - Class 1                      22        (491)        (469)
------------------------------------------------------------------------------------------------------
Anchor Series Trust Natural Resources Portfolio - Class 1                25        (920)        (895)
------------------------------------------------------------------------------------------------------
Anchor Series Trust Strategic Multi-Asset Portfolio - Class 1            95      (1,362)      (1,267)
------------------------------------------------------------------------------------------------------
DWS Equity 500 Index Fund VIP - Class A                           4,767,685  (5,351,123)    (583,438)
------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP - Class A                                   574,255     (42,602)     531,653
------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                  5,628,012  (7,419,399)  (1,791,387)
------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares               1,176,182  (2,188,898)  (1,012,716)
------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio - Service Class          12,742,067 (15,072,337)  (2,330,270)
------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Opportunities Portfolio - Service Class    4,426,569  (2,983,042)   1,443,527
------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio - Service Class                  3,937,292  (5,637,684)  (1,700,392)
------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio - Service Class   1,418,738  (1,461,076)     (42,338)
------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund - Class 2                         1,643,121    (579,090)   1,064,031
------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small Cap Equity Portfolio - Service
Shares                                                              209,335    (377,899)    (168,564)
------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio - Class VC Shares            1,340,944  (1,513,790)    (172,846)
------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio - Class VC Shares         3,590,979  (4,786,226)  (1,195,247)
------------------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Value Portfolio - Class VC Shares             1,063,633  (2,147,922)  (1,084,289)
------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2                           6,004,395  (7,738,665)  (1,734,270)
------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio - S Class                 1,565,889    (566,177)     999,712
------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio - S Class            99,172     (87,129)      12,043
------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA - Service Shares           275,189    (184,359)      90,830
------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA - Service Shares              898,340    (606,999)     291,341
------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R) /VA - Service Shares    4,320,965    (554,546)   3,766,419
------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                     5,162,442  (9,999,477)  (4,837,035)
------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Aggressive Growth          716,776    (619,215)      97,561
------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth                   3,448,121  (2,349,776)   1,098,345
------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate                 4,440,821    (564,236)   3,876,585
------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate Growth          1,102,363    (647,332)     455,031
------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                  2,974,239  (6,905,848)  (3,931,609)
------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                     3,270,305  (5,964,904)  (2,694,599)
------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                      23,218,549 (20,629,382)   2,589,167
------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                          1,948,601 (13,114,232) (11,165,631)
------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                      16,788,125  (8,473,025)   8,315,100
------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth Series                                   1,190,694  (2,043,841)    (853,147)
------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                               2,381,935  (4,356,945)  (1,975,010)
------------------------------------------------------------------------------------------------------

                                                                 ------------------------------------
                                                                 For period ended December 31, 2007
                                                                   Units       Units     Net Increase
Investment Option                                                  Issued     Redeemed    (Decrease)
                                                                 ------------------------------------
-----------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I Shares              1,683,753  (1,692,469)      (8,716)
-----------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I Shares                         466,527  (1,336,097)    (869,570)
-----------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I Shares                 381,071    (962,635)    (581,564)
-----------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio - Class O Shares    1,071,551  (3,409,452)  (2,337,901)
-----------------------------------------------------------------------------------------------------
Anchor Series Trust Capital Appreciation Portfolio - Class 1            501      (6,051)      (5,550)
-----------------------------------------------------------------------------------------------------
Anchor Series Trust Government and Quality Bond Portfolio -
Class 1                                                                  14      (1,104)      (1,090)
-----------------------------------------------------------------------------------------------------
Anchor Series Trust Growth and Income Portfolio - Class 1               922      (1,714)        (792)
-----------------------------------------------------------------------------------------------------
Anchor Series Trust Growth Portfolio - Class 1                          869      (3,969)      (3,100)
-----------------------------------------------------------------------------------------------------
Anchor Series Trust Money Market Portfolio - Class 1                 19,847     (18,999)         848
-----------------------------------------------------------------------------------------------------
Anchor Series Trust Multi-Asset Portfolio - Class 1                      25      (3,793)      (3,768)
-----------------------------------------------------------------------------------------------------
Anchor Series Trust Natural Resources Portfolio - Class 1                20      (1,334)      (1,314)
-----------------------------------------------------------------------------------------------------
Anchor Series Trust Strategic Multi-Asset Portfolio - Class 1            96      (1,764)      (1,668)
-----------------------------------------------------------------------------------------------------
DWS Equity 500 Index Fund VIP - Class A                           5,462,708  (3,083,822)   2,378,886
-----------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP - Class A                                         -           -            -
-----------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                  6,523,057  (6,430,340)      92,717
-----------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares               3,097,695  (7,158,218)  (4,060,523)
-----------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio - Service Class           8,596,188  (7,139,562)   1,456,626
-----------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Opportunities Portfolio - Service Class    3,485,475  (1,373,823)   2,111,652
-----------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio - Service Class                  4,817,779  (5,880,004)  (1,062,225)
-----------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio - Service Class   2,376,713    (194,759)   2,181,954
-----------------------------------------------------------------------------------------------------
Franklin Income Securities Fund - Class 2                         1,480,302    (385,427)   1,094,875
-----------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small Cap Equity Portfolio - Service
Shares                                                              185,992    (254,041)     (68,049)
-----------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio - Class VC Shares            1,533,305  (1,320,060)     213,245
-----------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio - Class VC Shares         3,996,445  (5,076,457)  (1,080,012)
-----------------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Value Portfolio - Class VC Shares             1,290,543  (1,837,208)    (546,665)
-----------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2                           4,372,851  (3,736,264)     636,587
-----------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio - S Class                   958,594     (73,827)     884,767
-----------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio - S Class            26,899     (22,626)       4,273
-----------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA - Service Shares           349,687    (112,318)     237,369
-----------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA - Service Shares            1,024,341    (205,354)     818,987
-----------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R) /VA - Service Shares    1,030,625    (114,203)     916,422
-----------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                     5,130,407 (11,569,841)  (6,439,434)
-----------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Aggressive Growth        3,121,263  (1,994,739)   1,126,524
-----------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth                   4,488,566    (806,963)   3,681,603
-----------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate                   342,209    (354,850)     (12,641)
-----------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate Growth          2,324,390    (330,096)   1,994,294
-----------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                  3,401,514  (4,727,558)  (1,326,044)
-----------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                     3,906,645  (7,893,858)  (3,987,213)
-----------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                      24,055,129 (25,580,837)  (1,525,708)
-----------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                          2,788,382  (4,576,687)  (1,788,305)
-----------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                       2,506,812  (1,993,019)     513,793
-----------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth Series                                   1,103,274  (1,729,486)    (626,212)
-----------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                               1,235,322  (2,550,947)  (1,315,625)
-----------------------------------------------------------------------------------------------------

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note 4--Changes in Units Outstanding (Continued)

                                                                  ------------------------------------
                                                                  For period ended December 31, 2008
                                                                    Units      Units     Net Increase
Investment Option                                                   Issued    Redeemed    (Decrease)
                                                                  ------------------------------------
------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                              3,507,021 (6,378,147)  (2,871,126)
------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                1,371,717 (1,997,625)    (625,908)
------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                     2,546,090 (4,760,257)  (2,214,167)
------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                   2,072,850 (3,297,832)  (1,224,982)
------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                 2,407,179 (4,786,717)  (2,379,538)
------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                         3,195,300 (7,427,981)  (4,232,681)
------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn/TM /Strategy Portfolio - Advisor Class   4,485,643 (3,924,982)     560,661
------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio - Advisor Class                        5,047,154 (3,334,900)   1,712,254
------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio - Advisor Class                      11,525,893 (1,102,727)  10,423,166
------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Strategy Fund       12,105    (52,455)     (40,350)
------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                        22,662    (55,612)     (32,950)
------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                             88,956   (204,499)    (115,543)
------------------------------------------------------------------------------------------------------
Sentinel Variable Products Balanced Fund                             604,455   (199,199)     405,256
------------------------------------------------------------------------------------------------------
Sentinel Variable Products Bond Fund                               6,503,293   (536,937)   5,966,356
------------------------------------------------------------------------------------------------------
Sentinel Variable Products Common Stock Fund                      14,244,829 (1,105,447)  13,139,382
------------------------------------------------------------------------------------------------------
Sentinel Variable Products Mid Cap Growth Fund                     2,353,968 (1,709,531)     644,437
------------------------------------------------------------------------------------------------------
Sentinel Variable Products Small Company Fund                        896,372   (196,793)     699,579
------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio - Class I Shares               238,300    (49,065)     189,235
------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 2               829,370 (1,281,285)    (451,915)
------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2                        1,681,664 (3,741,732)  (2,060,068)
------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 2                      30,720    (86,788)     (56,068)
------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 2                         1,316,069 (3,063,098)  (1,747,029)
------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio - Class II                336,264    (63,393)     272,871
------------------------------------------------------------------------------------------------------
Wanger International                                               1,501,946 (4,177,812)  (2,675,866)
------------------------------------------------------------------------------------------------------
Wanger International Select                                          923,146 (1,953,593)  (1,030,447)
------------------------------------------------------------------------------------------------------
Wanger Select                                                        927,638 (1,956,920)  (1,029,282)
------------------------------------------------------------------------------------------------------
Wanger USA                                                         2,463,735 (6,931,024)  (4,467,289)
------------------------------------------------------------------------------------------------------

                                                                  ----------------------------------
                                                                  For period ended December 31, 2007
                                                                   Units      Units     Net Increase
Investment Option                                                  Issued    Redeemed    (Decrease)
                                                                  ----------------------------------
----------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                             3,825,522 (5,843,636)  (2,018,114)
----------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series               1,121,470 (2,378,269)  (1,256,799)
----------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                    3,304,687 (4,089,589)    (784,902)
----------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                  1,661,399 (2,668,945)  (1,007,546)
----------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                3,398,261 (6,527,786)  (3,129,525)
----------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                        3,795,406 (8,395,065)  (4,599,659)
----------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn/TM /Strategy Portfolio - Advisor Class  2,346,556   (356,246)   1,990,310
----------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio - Advisor Class                         942,915   (257,694)     685,221
----------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio - Advisor Class                        992,987   (323,137)     669,850
----------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Strategy Fund      27,328    (68,638)     (41,310)
----------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                       19,316   (113,817)     (94,501)
----------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                           106,138   (208,825)    (102,687)
----------------------------------------------------------------------------------------------------
Sentinel Variable Products Balanced Fund                             16,653        (93)      16,560
----------------------------------------------------------------------------------------------------
Sentinel Variable Products Bond Fund                                245,389    (29,847)     215,542
----------------------------------------------------------------------------------------------------
Sentinel Variable Products Common Stock Fund                        595,511    (15,113)     580,398
----------------------------------------------------------------------------------------------------
Sentinel Variable Products Mid Cap Growth Fund                      232,814    (11,270)     221,544
----------------------------------------------------------------------------------------------------
Sentinel Variable Products Small Company Fund                        95,182     (1,004)      94,178
----------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio - Class I Shares                    -          -            -
----------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 2            2,126,932   (819,416)   1,307,516
----------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2                       2,178,859 (3,340,750)  (1,161,891)
----------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 2                     23,377    (58,530)     (35,153)
----------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 2                        1,901,847 (1,730,271)     171,576
----------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio - Class II               322,091    (83,040)     239,051
----------------------------------------------------------------------------------------------------
Wanger International                                              2,110,956 (3,821,924)  (1,710,968)
----------------------------------------------------------------------------------------------------
Wanger International Select                                       1,613,826 (1,023,027)     590,799
----------------------------------------------------------------------------------------------------
Wanger Select                                                     2,399,246 (1,797,657)     601,589
----------------------------------------------------------------------------------------------------
Wanger USA                                                        2,398,506 (6,239,059)  (3,840,553)
----------------------------------------------------------------------------------------------------

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note 5--Financial Highlights
A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2008, 2007, 2006, 2005, and 2004 follows:

                          At December 31,                      For the periods ended December 31,
                  -----------------------------------    ---------------------------------------------------
                                Unit             Net     Investment    Expense                  Total
                   Units       Value           Assets      Income     Ratio /2/               Return /3/
                  (000's) (Lowest to Highest)  (000's)   Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                  ------- -------------------  -------   ---------- -------------------  --------------------

AIM V.I. Capital Appreciation Fund - Series I Shares
   2008            7,362    0.64  to     0.73   4,808          -        -   to    0.80%  (42.95%) to  (42.49%)
   2007            7,902    1.12  to     1.26   9,061          -        -   to    0.80%    11.11% to    12.01%
   2006            7,911    1.01  to     1.13   8,134      0.06%        -   to    0.80%     4.89% to     6.55%
   2005            7,454    0.95  to     1.06   7,262      0.07%        -   to    0.80%     7.97% to     8.83%
   2004            5,816    0.88  to     0.97   5,234          -    0.40%   to    0.80%     5.77% to     6.71%
AIM V.I. Core Equity Fund - Series I Shares
   2008            2,476    0.81  to     0.83   2,010      1.86%        -   to    0.80%  (30.70%) to  (30.14%)
   2007            3,367    1.17  to     1.18   3,950      1.04%        -   to    0.80%   (0.22%) to     8.12%
   2006/8/         4,237    1.09  to     1.10   4,623      0.83%        -   to    0.80%     8.57% to     9.16%
   2005                -       -  to        -       -          -        -   to        -         - to         -
   2004                -       -  to        -       -          -        -   to        -         - to         -
AIM V.I. Mid Cap Core Equity Fund - Series I Shares
   2008            3,386    0.92  to     0.95   3,135      1.55%        -   to    0.80%  (29.09%) to  (28.52%)
   2007            3,768    1.30  to     1.33   4,916      0.21%        -   to    0.80%     8.67% to     9.55%
   2006            4,349    1.20  to     1.22   5,219      0.95%        -   to    0.80%    10.35% to    11.24%
   2005            4,726    1.09  to     1.10   5,136      0.51%        -   to    0.80%     6.76% to     7.62%
   2004/4/         4,439    1.02  to     1.02   4,515      1.95%    0.40%   to    0.80%     1.92% to     1.98%
Alger American Capital Appreciation Portfolio - Class O Shares
   2008           11,532    0.56  to     0.84   6,755          -        -   to    0.80%  (45.57%) to  (45.13%)
   2007           13,760    1.04  to     1.52  15,227          -        -   to    0.80%    32.46% to    33.53%
   2006           16,097    0.78  to     1.14  13,373          -        -   to    0.80%    10.38% to    19.26%
   2005           18,063    0.66  to     0.96  12,856          -        -   to    0.80%    13.53% to    14.45%
   2004           20,187    0.58  to     0.84  12,536          -    0.40%   to    0.80%   (3.77%) to     8.19%
Anchor Series Trust Capital Appreciation Portfolio - Class 1
   2008               23   76.08  to    81.17   1,737          -    0.45%   to    0.60%  (40.71%) to  (40.62%)
   2007               24  128.12  to   136.89   3,020      0.36%    0.45%   to    0.60%    26.94% to    27.13%
   2006               29  100.78  to   107.84   2,935      0.14%    0.45%   to    0.60%    10.76% to    10.92%
   2005               33   90.85  to    97.37   2,988      0.30%    0.45%   to    0.60%    10.90% to    11.10%
   2004               36   81.74  to    87.79   2,967          -    0.45%   to    0.60%     8.47% to     8.62%
Anchor Series Trust Government and Quality Bond Portfolio - Class 1
   2008                7   34.44  to    50.13     374      4.16%    0.45%   to    0.60%     3.71% to     3.87%
   2007                8   33.21  to    48.27     398      3.65%    0.45%   to    0.60%     5.65% to     5.81%
   2006                9   31.43  to    45.62     426      3.67%    0.45%   to    0.60%     2.68% to     2.84%
   2005               10   30.61  to    44.36     422      3.28%    0.45%   to    0.60%     1.70% to     2.20%
   2004               17   30.11  to    43.42     754      4.73%    0.45%   to    0.60%     2.54% to     2.94%

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note 5--Financial Highlights (Continued)

                         At December 31,                          For the periods ended December 31,
                 --------------------------------------     ---------------------------------------------------
                                 Unit             Net       Investment    Expense                  Total
                  Units         Value           Assets        Income     Ratio /2/               Return /3/
                 (000's)   (Lowest to Highest)  (000's)     Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                 --------- -------------------  --------    ---------- -------------------  --------------------

Anchor Series Trust Growth and Income Portfolio - Class 1
   2008               6     28.33  to    29.18     177        0.48%    0.45%   to    0.60%  (39.67%) to  (39.57%)
   2007               6     46.89  to    48.37     302        0.55%    0.45%   to    0.60%     9.59% to     9.75%
   2006               7     42.72  to    44.14     309        0.55%    0.45%   to    0.60%    10.50% to    10.67%
   2005               7     38.60  to    39.94     275        0.94%    0.45%   to    0.60%     4.20% to     4.40%
   2004              10     36.99  to    38.32     358        0.51%    0.45%   to    0.60%     5.29% to     5.66%
Anchor Series Trust Growth Portfolio - Class 1
   2008              18     44.73  to    67.63   1,223        0.76%    0.45%   to    0.60%  (40.78%) to  (40.69%)
   2007              21     75.52  to   114.03   2,321        0.69%    0.45%   to    0.60%     9.53% to     9.70%
   2006              24     68.95  to   103.95   2,438        0.61%    0.45%   to    0.60%    12.61% to    12.78%
   2005              27     61.23  to    92.17   2,425        0.91%    0.45%   to    0.60%     6.50% to     6.60%
   2004              31     57.50  to    86.43   2,607        0.55%    0.45%   to    0.60%    10.18% to    10.36%
Anchor Series Trust Money Market Portfolio - Class 1
   2008              32     20.12  to    24.92     792        1.71%    0.45%   to    0.60%     1.13% to     1.29%
   2007              31     19.89  to    24.61     765        4.29%    0.45%   to    0.60%     3.76% to     3.92%
   2006              31     19.17  to    23.68     713        4.08%    0.45%   to    0.60%     3.50% to     3.66%
   2005              24     18.52  to    22.84     527        2.23%    0.45%   to    0.60%     1.60% to     1.80%
   2004              25     18.23  to    22.44     549        0.33%    0.45%   to    0.60%   (0.26%) to   (0.11%)
Anchor Series Trust Multi-Asset Portfolio - Class 1
   2008              64     34.38  to    34.41   2,217        2.13%    0.45%   to    0.60%  (26.35%) to  (26.24%)
   2007              65     46.60  to    46.72   3,028        1.87%    0.45%   to    0.60%     7.82% to     7.99%
   2006              69     43.16  to    43.33   2,966        1.68%    0.45%   to    0.60%     7.11% to     7.27%
   2005              71     40.23  to    40.45   2,864        1.90%    0.45%   to    0.60%     3.30% to     3.40%
   2004              75     38.91  to    39.18   2,918        1.76%    0.45%   to    0.60%     4.04% to     4.19%
Anchor Series Trust Natural Resources Portfolio - Class 1
   2008               8     58.97  to    62.05     501        0.91%    0.45%   to    0.60%  (50.10%) to  (50.02%)
   2007               9    118.17  to   124.16   1,110        1.09%    0.45%   to    0.60%    39.35% to    39.57%
   2006              10     84.80  to    88.96     913        0.69%    0.45%   to    0.60%    24.18% to    24.37%
   2005              11     68.29  to    71.53     796        0.50%    0.45%   to    0.60%    45.30% to    45.50%
   2004              11     47.01  to    49.17     523        0.78%    0.45%   to    0.60%    24.29% to    24.49%
Anchor Series Trust Strategic Multi-Asset Portfolio - Class 1
   2008              33     37.90  to    39.75   1,257            -    0.45%   to    0.60%  (29.81%) to  (29.71%)
   2007              34     53.91  to    56.64   1,857            -    0.45%   to    0.60%    15.96% to    16.13%
   2006              36     46.42  to    48.84   1,676        1.52%    0.45%   to    0.60%    10.77% to    10.93%
   2005              39     41.85  to    44.10   1,644        0.71%    0.45%   to    0.60%     8.40% to     8.60%
   2004              42     38.55  to    40.68   1,610        2.13%    0.45%   to    0.60%    10.52% to    10.68%
DWS Equity 500 Index Fund VIP - Class A
   2008          29,580      0.63  to     0.94  26,936        2.41%        -   to    0.80%  (37.66%) to  (26.88%)
   2007          30,164      1.42  to     1.49  43,822        1.50%        -   to    0.80%     4.45% to     5.30%
   2006          27,785      1.36  to     1.42  38,443        1.13%        -   to    0.80%    10.75% to    15.52%
   2005          24,234      1.19  to     1.23  29,129        1.48%        -   to    0.80%     3.84% to     4.68%
   2004          15,645      1.14  to     1.17  17,967        1.06%    0.40%   to    0.80%     9.71% to    10.59%

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note 5--Financial Highlights (Continued)

                         At December 31,                             For the periods ended December 31,
                   ---------------------------------------     ---------------------------------------------------
                                 Unit               Net        Investment    Expense                  Total
                    Units       Value             Assets         Income     Ratio /2/               Return /3/
                   (000's)   (Lowest to Highest)  (000's)      Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                   --------- -------------------  ---------    ---------- -------------------  --------------------

DWS Small Cap Index VIP - Class A
   2008/21/           532    0.74    to    0.74      393          0.04%       -   to    0.80%  (30.71%) to  (27.35%)
   2007                 -       -    to       -        -              -       -   to        -         - to         -
   2006                 -       -    to       -        -              -       -   to        -         - to         -
   2005                 -       -    to       -        -              -       -   to        -         - to         -
   2004                 -       -    to       -        -              -       -   to        -         - to         -
Federated Fund for U.S. Government Securities II
   2008            24,047    1.06    to    1.52   36,146          4.96%       -   to    0.80%     3.44% to     4.28%
   2007            25,839    1.32    to    1.47   37,542          4.57%       -   to    0.80%     5.43% to     6.29%
   2006            25,746    1.25    to    1.40   35,432          3.96%       -   to    0.80%     3.31% to     4.35%
   2005            26,910    1.20    to    1.35   35,456          3.69%       -   to    0.80%     1.21% to     2.03%
   2004            20,358    1.18    to    1.33   26,792          4.10%   0.40%   to    0.80%     2.78% to     3.61%
Federated High Income Bond Fund II - Primary Shares
   2008             5,766    1.02    to    1.19    5,957         10.39%       -   to    0.80%  (26.59%) to  (25.99%)
   2007             6,779    1.39    to    1.60    9,539          7.75%       -   to    0.80%     2.60% to     3.43%
   2006            10,839    1.35    to    1.55   14,778          7.50%       -   to    0.80%     9.92% to    10.80%
   2005            10,444    1.23    to    1.40   12,943          8.34%       -   to    0.80%   (0.79%) to     2.66%
   2004            10,175    1.21    to    1.36   12,393          6.77%   0.40%   to    0.80%     9.58% to    10.46%
Fidelity(R) VIP Contrafund(R) Portfolio - Service Class
   2008            47,286    0.58    to    1.15   43,923          0.92%       -   to    0.80%  (43.07%) to  (30.26%)
   2007            49,617    1.57    to    2.01   81,122          0.86%       -   to    0.80%    16.56% to    17.51%
   2006            48,160    1.35    to    1.71   67,672          1.16%       -   to    0.80%    10.70% to    11.59%
   2005            42,540    1.22    to    1.53   54,365          0.18%       -   to    0.80%    15.92% to    16.85%
   2004            35,193    1.05    to    1.31   39,503          0.23%   0.40%   to    0.80%    14.42% to    15.34%
Fidelity(R) VIP Growth Opportunities Portfolio - Service Class
   2008             9,162    0.47    to    0.65    4,436          0.40%       -   to    0.80%  (55.42%) to  (33.08%)
   2007             7,719    1.06    to    1.45    8,378              -       -   to    0.80%    22.05% to    23.04%
   2006             5,607    0.86    to    1.18    5,032          0.53%       -   to    0.80%     4.46% to    10.02%
   2005             4,209    0.83    to    1.12    3,631          0.71%       -   to    0.80%     2.01% to     8.86%
   2004             3,371    0.77    to    1.03    2,688          0.43%   0.80%   to    0.80%     6.20% to     7.06%
Fidelity(R) VIP Growth Portfolio - Service Class
   2008            20,489    0.47    to    0.65    9,858          0.71%       -   to    0.80%  (47.66%) to  (47.23%)
   2007            22,190    0.89    to    1.24   20,423          0.61%       -   to    0.80%    25.85% to    26.87%
   2006            23,252    0.71    to    0.98   17,010          0.28%       -   to    0.80%     5.88% to     6.73%
   2005            24,379    0.67    to    0.92   16,886          0.42%       -   to    0.80%   (3.30%) to     5.67%
   2004            28,533    0.64    to    0.88   18,892          0.14%   0.40%   to    0.80%     2.44% to     3.26%
Fidelity(R) VIP Investment Grade Bond Portfolio - Service Class
   2008             2,140    0.98    to    1.01    2,130          4.34%       -   to    0.80%   (5.04%) to     3.25%
   2007/17/         2,182    1.04    to    1.05    2,264          0.48%       -   to    0.80%     2.67% to     3.69%
   2006                 -       -    to       -        -              -       -   to        -         - to         -
   2005                 -       -    to       -        -              -       -   to        -         - to         -
   2004                 -       -    to       -        -              -       -   to        -         - to         -

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note 5--Financial Highlights (Continued)

                            At December 31,                              For the periods ended December 31,
                      ---------------------------------------      ---------------------------------------------------
                                    Unit               Net         Investment    Expense                  Total
                       Units       Value             Assets          Income     Ratio /2/               Return /3/
                      (000's)   (Lowest to Highest)  (000's)       Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                      --------- -------------------  ---------     ---------- -------------------  --------------------

Franklin Income Securities Fund - Class 2
   2008                2,907    0.71    to    0.82    2,330          5.63%        -   to    0.80%  (30.22%) to  (23.89%)
   2007                1,843    1.15    to    1.16    2,116          3.20%        -   to    0.80%     1.31% to     3.76%
   2006/11/              748    1.11    to    1.12      833          0.59%        -   to    0.80%     5.16% to    11.73%
   2005                    -       -    to       -        -              -        -   to        -         - to         -
   2004                    -       -    to       -        -              -        -   to        -         - to         -
Lazard Retirement U.S. Small Cap Equity Portfolio - Service Shares
   2008                1,522    0.73    to    0.75    1,116              -        -   to    0.80%  (36.98%) to  (36.47%)
   2007                1,691    1.16    to    1.19    1,968              -        -   to    0.80%   (7.95%) to   (7.20%)
   2006                1,759    1.26    to    1.28    2,223              -        -   to    0.80%    15.14% to    16.07%
   2005/6/             1,834    1.10    to    1.10    2,012              -        -   to    0.80%    11.98% to    12.59%
   2004                    -       -    to       -        -              -        -   to        -         - to         -
Lord Abbett Bond Debenture Portfolio - Class VC Shares
   2008                4,350    0.83    to    0.99    4,182          6.58%        -   to    0.80%  (18.19%) to  (15.15%)
   2007                4,523    1.17    to    1.20    5,312          6.19%        -   to    0.80%     5.33% to     6.19%
   2006                4,310    1.11    to    1.13    4,806          6.09%        -   to    0.80%     8.46% to     9.33%
   2005/5/             4,112    1.03    to    1.03    4,221          6.99%        -   to    0.80%     3.04% to     5.33%
   2004                    -       -    to       -        -              -        -   to        -         - to         -
Lord Abbett Growth and Income Portfolio - Class VC Shares
   2008               18,260    0.79    to    0.82   14,516          1.51%        -   to    0.80%  (36.93%) to  (36.42%)
   2007               19,455    1.26    to    1.28   24,495          1.18%        -   to    0.80%     2.61% to     3.44%
   2006               20,535    1.22    to    1.24   25,175          1.33%        -   to    0.80%    10.01% to    17.27%
   2005/5/            19,011    1.05    to    1.06   20,019          1.73%        -   to    0.80%     6.05% to     7.89%
   2004                    -       -    to       -        -              -        -   to        -         - to         -
Lord Abbett Mid Cap Value Portfolio - Class VC Shares
   2008                7,500    0.73    to    0.75    5,454          1.24%        -   to    0.80%  (39.84%) to  (39.36%)
   2007                8,584    1.21    to    1.23   10,370          0.41%        -   to    0.80%   (0.23%) to     0.58%
   2006                9,131    1.21    to    1.23   11,049          0.52%        -   to    0.80%    11.34% to    12.23%
   2005/5/             8,949    1.09    to    1.09    9,722          0.71%        -   to    0.80%    11.46% to    13.98%
   2004                    -       -    to       -        -              -        -   to        -         - to         -
Mutual Shares Securities Fund - Class 2
   2008               20,963    0.63    to    1.30   26,171          3.07%        -   to    0.80%  (37.61%) to     4.25%
   2007               22,698    1.61    to    2.08   45,267          1.43%        -   to    0.80%     2.65% to     3.48%
   2006               22,061    1.56    to    2.03   42,791          1.29%        -   to    0.80%    17.44% to    18.38%
   2005               19,751    1.33    to    1.72   32,505          0.66%        -   to    0.80%     3.12% to    10.55%
   2004                9,217    1.20    to    1.57   13,926          0.77%    0.40%   to    0.80%     2.26% to    12.63%

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note 5--Financial Highlights (Continued)

                         At December 31,                            For the periods ended December 31,
                   --------------------------------------     ---------------------------------------------------
                                 Unit               Net       Investment    Expense                  Total
                    Units       Value             Assets        Income     Ratio /2/               Return /3/
                   (000's)   (Lowest to Highest)  (000's)     Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                   --------- -------------------  --------    ---------- -------------------  --------------------

Neuberger Berman AMT Guardian Portfolio - S Class
   2008             1,986    0.64    to    0.71     1,391       0.60%        -   to    0.80%  (37.87%) to  (26.85%)
   2007               986    1.13    to    1.14     1,111       0.37%        -   to    0.80%     6.28% to     7.14%
   2006/13/           101    1.06    to    1.07       107       1.47%        -   to    0.80%     9.12% to    12.63%
   2005                 -       -    to       -         -           -        -   to        -         - to         -
   2004                 -       -    to       -         -           -        -   to        -         - to         -
Neuberger Berman AMT Small Cap Growth Portfolio - S Class
   2008                22    0.58    to    0.58        13           -    0.80%   to    0.80%  (39.96%) to   (5.97%)
   2007                10    0.96    to    0.96         9           -    0.80%   to    0.80%   (0.29%) to   (0.23%)
   2006/16/             5    0.97    to    0.97         5           -    0.80%   to    0.80%     3.32% to     3.32%
   2005                 -       -    to       -         -           -        -   to        -         - to         -
   2004                 -       -    to       -         -           -        -   to        -         - to         -
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   2008               770    0.62    to    0.63       479           -        -   to    0.80%  (46.10%) to  (45.66%)
   2007               680    1.15    to    1.17       783       0.01%        -   to    0.80%    12.94% to    13.86%
   2006/13/           442    1.02    to    1.02       451           -        -   to    0.80%   (0.48%) to     7.97%
   2005                 -       -    to       -         -           -        -   to        -         - to         -
   2004                 -       -    to       -         -           -        -   to        -         - to         -
Oppenheimer Global Securities Fund/VA - Service Shares
   2008             1,546    0.59    to    0.68     1,031       1.06%        -   to    0.80%  (40.81%) to     2.51%
   2007             1,255    1.12    to    1.14     1,410       0.88%        -   to    0.80%     3.47% to     5.23%
   2006/10/           436    1.07    to    1.07       465           -    0.80%   to    0.80%     4.65% to    13.50%
   2005                 -       -    to       -         -           -        -   to        -         - to         -
   2004                 -       -    to       -         -           -        -   to        -         - to         -
Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
   2008             4,962    0.60    to    0.69     3,006       0.10%        -   to    0.80%  (38.50%) to  (30.38%)
   2007             1,195    0.98    to    0.99     1,172       0.11%        -   to    0.80%   (9.54%) to   (2.19%)
   2006/14/           279    1.00    to    1.00       279           -    0.80%   to    0.80%     5.47% to    10.02%
   2005                 -       -    to       -         -           -        -   to        -         - to         -
   2004                 -       -    to       -         -           -        -   to        -         - to         -
Phoenix Capital Growth Series
   2008            39,520    0.42    to    2.61    93,964       0.03%        -   to    0.80%  (41.25%) to  (40.78%)
   2007            44,358    0.71    to    4.43   178,892       0.26%        -   to    0.80%   (0.65%) to    10.75%
   2006            50,797    0.64    to    4.02   186,428       0.21%        -   to    0.80%   (0.23%) to     3.22%
   2005            51,064    0.62    to    3.91   186,646       0.06%        -   to    0.80%     2.89% to     3.71%
   2004            58,671    0.60    to    3.79   207,734       0.86%    0.50%   to    0.80%     4.13% to     4.97%

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note 5--Financial Highlights (Continued)

                       At December 31,                           For the periods ended December 31,
                 -------------------------------------     ---------------------------------------------------
                              Unit               Net       Investment    Expense                  Total
                  Units      Value             Assets        Income     Ratio /2/               Return /3/
                 (000's)  (Lowest to Highest)  (000's)     Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                 -------- -------------------  --------    ---------- -------------------  --------------------

Phoenix Dynamic Asset Allocation Series: Aggressive Growth
   2008           2,267   0.74    to    0.75    1,673         1.61%       -   to    0.80%  (38.75%) to  (38.25%)
   2007           2,169   1.20    to    1.22    2,612         1.12%       -   to    0.80%     2.33% to     8.45%
   2006/7/        1,043   1.12    to    1.13    1,166         2.23%       -   to    0.80%   (0.47%) to    12.47%
   2005               -      -    to       -        -             -       -   to        -         - to         -
   2004               -      -    to       -        -             -       -   to        -         - to         -
Phoenix Dynamic Asset Allocation Series: Growth
   2008           8,245   0.79    to    0.81    6,558         2.06%       -   to    0.80%  (32.73%) to  (32.18%)
   2007           7,147   1.17    to    1.19    8,431         1.58%       -   to    0.80%     7.46% to     8.33%
   2006/7/        3,465   1.09    to    1.10    3,794         3.81%       -   to    0.80%     6.50% to    10.18%
   2005               -      -    to       -        -             -       -   to        -         - to         -
   2004               -      -    to       -        -             -       -   to        -         - to         -
Phoenix Dynamic Asset Allocation Series: Moderate
   2008           4,206   0.94    to    0.94    3,949         3.18%       -   to    0.80%  (20.65%) to  (16.47%)
   2007             330   1.12    to    1.14      371         2.98%       -   to    0.80%     3.01% to     7.11%
   2006/7/          342   1.05    to    1.05      359        23.55%   0.80%   to    0.80%     0.01% to     5.51%
   2005               -      -    to       -        -             -       -   to        -         - to         -
   2004               -      -    to       -        -             -       -   to        -         - to         -
Phoenix Dynamic Asset Allocation Series: Moderate Growth
   2008           3,340   0.86    to    0.88    2,866         2.29%       -   to    0.80%  (26.20%) to  (25.60%)
   2007           2,885   1.16    to    1.18    3,354         2.42%       -   to    0.80%     7.63% to     8.50%
   2006/7/          891   1.08    to    1.09      962         3.37%       -   to    0.80%     7.82% to     9.41%
   2005               -      -    to       -        -             -       -   to        -         - to         -
   2004               -      -    to       -        -             -       -   to        -         - to         -
Phoenix Growth and Income Series
   2008          21,110   0.86    to    1.03   21,245         1.31%       -   to    0.80%  (35.45%) to  (34.93%)
   2007          25,041   1.33    to    1.60   38,869         0.96%       -   to    0.80%     5.80% to     6.66%
   2006          26,367   1.25    to    1.51   38,734         1.14%       -   to    0.80%    11.57% to    17.18%
   2005          25,382   1.07    to    1.30   32,167         1.05%       -   to    0.80%     3.97% to     4.80%
   2004          27,420   1.03    to    1.25   33,449         1.28%   0.40%   to    0.80%     9.59% to    10.48%
Phoenix Mid-Cap Growth Series
   2008          21,285   0.52    to    0.94   19,211             -       -   to    0.80%  (43.92%) to  (43.47%)
   2007          23,980   0.93    to    1.67   38,990             -       -   to    0.80%    20.82% to    21.80%
   2006          27,967   0.76    to    1.38   37,704             -       -   to    0.80%     3.30% to     4.13%
   2005          14,326   0.73    to    1.34   18,486             -       -   to    0.80%     3.35% to     4.18%
   2004          17,911   0.70    to    1.30   22,322             -   0.40%   to    0.80%   (8.40%) to     6.72%

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note 5--Financial Highlights (Continued)

                 At December 31,                        For the periods ended December 31,
           -----------------------------------    ---------------------------------------------------
                       Unit               Net     Investment    Expense                  Total
            Units     Value             Assets      Income     Ratio /2/               Return /3/
           (000's) (Lowest to Highest)  (000's)   Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
           ------- -------------------  -------   ---------- -------------------  --------------------

Phoenix Money Market Series
   2008    36,210  1.01    to    2.36    64,783     2.20%        -   to    0.80%     0.51% to     2.25%
   2007    33,621  1.14    to    2.32    60,100     4.76%        -   to    0.80%     4.03% to     4.88%
   2006    35,146  1.09    to    2.23    60,133     4.32%        -   to    0.80%     0.28% to     4.41%
   2005    35,905  1.05    to    2.14    58,630     2.54%        -   to    0.80%     1.76% to     2.58%
   2004    40,179  1.03    to    2.10    64,278     0.77%    0.40%   to    0.80%   (0.01%) to     0.79%
Phoenix Multi-Sector Fixed Income Series
   2008    13,481  0.82    to    3.46    36,957     6.50%        -   to    0.80%  (18.59%) to   (1.46%)
   2007    24,647  1.52    to    4.23    88,583     5.22%        -   to    0.80%     2.88% to     3.71%
   2006    26,435  1.47    to    4.10    93,566     5.45%        -   to    0.80%     5.99% to     6.84%
   2005    24,919  1.38    to    3.86    81,240     4.88%        -   to    0.80%     0.97% to     1.78%
   2004    24,005  1.37    to    3.81    77,599     6.32%    0.40%   to    0.80%     4.83% to     6.84%
Phoenix Multi-Sector Short Term Bond Series
   2008    17,665  1.02    to    1.07    18,294     5.67%        -   to    0.80%  (12.06%) to     0.09%
   2007     9,350  1.16    to    1.21    10,938     5.56%        -   to    0.80%     3.15% to     3.98%
   2006     8,836  1.13    to    1.16    10,021     4.66%        -   to    0.80%     4.87% to     5.71%
   2005     8,761  1.08    to    1.10     9,461     4.05%        -   to    0.80%     0.55% to     1.36%
   2004     3,340  1.07    to    1.08     3,579     4.52%    0.50%   to    0.80%     4.20% to     5.33%
Phoenix Small-Cap Growth Series
   2008     5,629  1.33    to    1.40     7,493         -        -   to    0.80%  (45.37%) to  (31.20%)
   2007     6,482  2.43    to    2.53    15,788         -        -   to    0.80%     1.94% to    16.10%
   2006     7,108  2.11    to    2.18    15,016     0.03%        -   to    0.80%     0.87% to    19.45%
   2005     1,868  1.78    to    1.83     3,329         -        -   to    0.80%    14.72% to    15.64%
   2004     1,661  1.55    to    1.58     2,578         -    0.40%   to    0.80%  (10.27%) to     2.12%
Phoenix Strategic Allocation Series
   2008    13,690  0.75    to    3.89    47,637     2.97%        -   to    0.80%  (26.04%) to     0.08%
   2007    15,665  1.36    to    5.24    72,855     2.65%        -   to    0.80%     5.13% to     5.99%
   2006    16,980  1.29    to    4.97    75,169     2.59%        -   to    0.80%    11.79% to    12.69%
   2005    19,364  1.15    to    4.43    76,320     2.31%        -   to    0.80%     0.98% to     1.79%
   2004    22,231  1.14    to    4.38    86,581     2.59%    0.40%   to    0.80%     6.60% to     7.46%
Phoenix-Aberdeen International Series
   2008    25,298  0.62    to    2.67    60,671     1.89%        -   to    0.80%  (39.47%) to  (24.97%)
   2007    28,169  1.77    to    4.40   111,898     1.53%        -   to    0.80%    14.02% to    14.94%
   2006    30,187  1.54    to    3.85   105,044     2.21%        -   to    0.80%    14.36% to    27.37%
   2005    26,527  1.21    to    3.04    74,716     4.34%        -   to    0.80%    17.62% to    18.57%
   2004    26,538  1.02    to    2.57    63,926     2.80%    0.40%   to    0.80%    19.82% to    20.78%

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note 5--Financial Highlights (Continued)

                          At December 31,                              For the periods ended December 31,
                    ---------------------------------------      ---------------------------------------------------
                                  Unit               Net         Investment    Expense                  Total
                     Units       Value             Assets          Income     Ratio /2/               Return /3/
                    (000's)   (Lowest to Highest)  (000's)       Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                    --------- -------------------  ---------     ---------- -------------------  --------------------

Phoenix-Duff & Phelps Real Estate Securities Series
   2008              6,858    0.60    to    3.03   18,839          1.51%        -   to    0.80%  (40.83%) to  (36.88%)
   2007              7,484    2.81    to    4.83   32,925          1.23%        -   to    0.80%  (16.39%) to  (15.71%)
   2006              8,741    3.34    to    5.76   46,224          1.30%        -   to    0.80%    19.51% to    37.07%
   2005              9,163    2.45    to    4.22   35,760          1.74%        -   to    0.80%    14.18% to    15.10%
   2004              9,283    2.14    to    3.69   31,799          2.48%    0.40%   to    0.80%    33.61% to    34.69%
Phoenix-Sanford Bernstein Mid-Cap Value Series
   2008             15,881    0.65    to    1.71   21,135          0.16%        -   to    0.80%  (36.19%) to  (30.05%)
   2007             18,095    1.99    to    2.65   37,502          0.13%        -   to    0.80%     1.18% to     2.00%
   2006             18,880    1.97    to    2.60   38,670          0.42%        -   to    0.80%     6.30% to    14.91%
   2005             19,166    1.73    to    2.26   34,422          0.11%        -   to    0.80%     6.87% to     7.73%
   2004             19,686    1.62    to    2.10   33,069          0.18%    0.40%   to    0.80%    19.44% to    20.41%
Phoenix-Sanford Bernstein Small-Cap Value Series
   2008              8,009    0.62    to    1.45   11,285          0.08%        -   to    0.80%  (38.41%) to     0.74%
   2007              9,234    2.04    to    2.35   21,096              -        -   to    0.80%   (2.89%) to   (2.10%)
   2006             10,242    2.10    to    2.42   24,109          0.22%        -   to    0.80%     7.72% to    16.75%
   2005             10,410    1.81    to    2.09   21,154              -        -   to    0.80%     6.60% to     7.46%
   2004              9,737    1.69    to    1.96   18,554              -    0.40%   to    0.80%    21.69% to    22.67%
Phoenix-Van Kampen Comstock Series
   2008             17,445    0.74    to    1.19   19,277          1.76%        -   to    0.80%  (36.24%) to  (35.73%)
   2007             19,825    1.16    to    1.86   34,764          1.55%        -   to    0.80%   (3.00%) to   (2.22%)
   2006             22,954    1.19    to    1.92   41,460          1.70%        -   to    0.80%    19.93% to    20.90%
   2005             25,376    0.98    to    1.60   37,974          1.14%        -   to    0.80%     4.59% to     5.43%
   2004             31,005    0.93    to    1.53   44,642          0.98%    0.40%   to    0.80%    12.01% to    12.92%
Phoenix-Van Kampen Equity 500 Index Series
   2008             28,726    0.71    to    0.98   27,778          1.65%        -   to    0.80%  (37.81%) to  (30.53%)
   2007             32,959    1.14    to    1.58   51,242          1.29%        -   to    0.80%   (0.78%) to     4.87%
   2006             37,558    1.08    to    1.52   55,894          1.36%        -   to    0.80%     3.32% to    14.21%
   2005             29,694    0.95    to    1.34   39,178          1.25%        -   to    0.80%     2.86% to     3.69%
   2004             31,432    0.92    to    1.30   40,342          1.48%    0.50%   to    0.80%     8.96% to     9.84%
PIMCO CommodityRealReturn/TM /Strategy Portfolio - Advisor Class
   2008              2,911    0.47    to    0.66    1,893          4.47%        -   to    0.80%  (55.53%) to  (42.98%)
   2007              2,351    1.17    to    1.18    2,742          6.15%        -   to    0.80%    15.16% to    22.15%
   2006/9/             361    0.95    to    0.95      344          8.40%    0.80%   to    0.80%   (6.38%) to   (5.42%)
   2005                  -       -    to       -        -              -        -   to        -         - to         -
   2004                  -       -    to       -        -              -        -   to        -         - to         -

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note 5--Financial Highlights (Continued)

                         At December 31,                              For the periods ended December 31,
                   ---------------------------------------      ---------------------------------------------------
                                 Unit               Net         Investment    Expense                  Total
                    Units       Value             Assets          Income     Ratio /2/               Return /3/
                   (000's)   (Lowest to Highest)  (000's)       Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                   --------- -------------------  ---------     ---------- -------------------  --------------------

PIMCO Real Return Portfolio - Advisor Class
   2008             2,560    0.94    to    1.05    2,638           3.38%       -   to    0.80%   (7.87%) to   (1.46%)
   2007               848    1.12    to    1.13      948           4.54%       -   to    0.80%     1.65% to    10.53%
   2006/15/           163    1.02    to    1.02      166           4.58%       -   to    0.80%   (0.71%) to     1.62%
   2005                 -       -    to       -        -               -       -   to        -         - to         -
   2004                 -       -    to       -        -               -       -   to        -         - to         -
PIMCO Total Return Portfolio - Advisor Class
   2008            11,655    1.06    to    1.19   13,589           4.32%       -   to    0.80%     0.09% to     4.69%
   2007             1,232    1.12    to    1.13    1,378           4.72%       -   to    0.80%     4.08% to     8.04%
   2006/12/           562    1.04    to    1.04      582           4.54%   0.80%   to    0.80%     3.67% to     3.95%
   2005                 -       -    to       -        -               -       -   to        -         - to         -
   2004                 -       -    to       -        -               -       -   to        -         - to         -
Rydex Variable Trust Inverse Government Long Bond Strategy Fund
   2008               237    0.62    to    0.65      148           0.43%       -   to    0.80%  (30.77%) to  (30.21%)
   2007               277    0.89    to    0.93      250           4.42%       -   to    0.80%   (5.28%) to   (4.51%)
   2006               319    0.94    to    0.97      302           3.46%       -   to    0.80%     7.24% to     8.11%
   2005               583    0.88    to    0.90      513               -       -   to    0.80%   (6.00%) to   (5.24%)
   2004               481    0.93    to    0.95      451               -   0.80%   to    0.80%  (11.38%) to   (6.95%)
Rydex Variable Trust Nova Fund
   2008               168    0.77    to    0.80      129           0.36%       -   to    0.80%  (54.84%) to  (54.47%)
   2007               201    1.70    to    1.76      341           1.18%       -   to    0.80%     0.31% to     1.13%
   2006               296    1.69    to    1.74      500           1.20%       -   to    0.80%    16.13% to    19.27%
   2005               402    1.43    to    1.46      575           0.30%       -   to    0.80%   (3.15%) to    11.24%
   2004               302    1.39    to    1.40      419           0.05%   0.80%   to    0.80%    13.71% to    14.62%
Rydex Variable Trust Sector Rotation Fund
   2008               835    1.13    to    1.18      947               -       -   to    0.80%  (41.21%) to  (40.73%)
   2007               951    1.93    to    2.00    1,833               -       -   to    0.80%    21.76% to    22.75%
   2006             1,053    1.58    to    1.63    1,668               -       -   to    0.80%  (11.88%) to    11.39%
   2005             1,779    1.43    to    1.46    2,549               -       -   to    0.80%    12.80% to    13.71%
   2004               400    1.27    to    1.29      508               -   0.80%   to    0.80%     9.83% to    10.71%
Sentinel Variable Products Balanced Fund
   2008               422    0.77    to    0.77      324           4.37%   0.50%   to    0.80%  (24.56%) to  (18.51%)
   2007/20/            17    1.02    to    1.02       17          18.47%   0.80%   to    0.80%   (2.04%) to   (2.04%)
   2006                 -       -    to       -        -               -       -   to        -         - to         -
   2005                 -       -    to       -        -               -       -   to        -         - to         -
   2004                 -       -    to       -        -               -       -   to        -         - to         -

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note 5--Financial Highlights (Continued)

                      At December 31,                        For the periods ended December 31,
                -----------------------------------    ---------------------------------------------------
                            Unit               Net     Investment    Expense                  Total
                 Units     Value             Assets      Income     Ratio /2/               Return /3/
                (000's) (Lowest to Highest)  (000's)   Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                ------- -------------------  -------   ---------- -------------------  --------------------

Sentinel Variable Products Bond Fund
   2008          6,182  1.03    to    1.06    6,484      16.63%       -   to    0.80%     1.41% to     4.65%
   2007/18/        216  1.02    to    1.02      220      22.26%       -   to    0.80%     0.53% to     3.20%
   2006              -     -    to       -        -           -       -   to        -         - to         -
   2005              -     -    to       -        -           -       -   to        -         - to         -
   2004              -     -    to       -        -           -       -   to        -         - to         -
Sentinel Variable Products Common Stock Fund
   2008         13,720  0.68    to    0.72    9,358       2.03%       -   to    0.80%  (33.58%) to  (22.11%)
   2007/18/        580  1.02    to    1.03      595       9.56%       -   to    0.80%   (2.30%) to     4.73%
   2006              -     -    to       -        -           -       -   to        -         - to         -
   2005              -     -    to       -        -           -       -   to        -         - to         -
   2004              -     -    to       -        -           -       -   to        -         - to         -
Sentinel Variable Products Mid Cap Growth Fund
   2008            866  0.56    to    0.58      501           -       -   to    0.80%  (46.49%) to  (33.20%)
   2007/19/        222  1.08    to    1.08      239           -   0.80%   to    0.80%   (2.00%) to     6.77%
   2006              -     -    to       -        -           -       -   to        -         - to         -
   2005              -     -    to       -        -           -       -   to        -         - to         -
   2004              -     -    to       -        -           -       -   to        -         - to         -
Sentinel Variable Products Small Company Fund
   2008            794  0.68    to    0.75      537       0.45%       -   to    0.80%  (32.83%) to  (24.33%)
   2007/18/         94  1.01    to    1.01       95       5.15%       -   to    0.80%   (3.07%) to     2.86%
   2006              -     -    to       -        -           -       -   to        -         - to         -
   2005              -     -    to       -        -           -       -   to        -         - to         -
   2004              -     -    to       -        -           -       -   to        -         - to         -
Summit S&P MidCap 400 Index Portfolio - Class I Shares
   2008/22/        189  0.70    to    0.70      133       4.56%       -   to    0.80%  (35.41%) to  (32.88%)
   2007              -     -    to       -        -           -       -   to        -         - to         -
   2006              -     -    to       -        -           -       -   to        -         - to         -
   2005              -     -    to       -        -           -       -   to        -         - to         -
   2004              -     -    to       -        -           -       -   to        -         - to         -
Templeton Developing Markets Securities Fund - Class 2
   2008          2,403  0.48    to    1.77    4,260       2.75%       -   to    0.80%  (53.08%) to  (43.13%)
   2007          2,855  3.74    to    3.78   10,785       2.14%       -   to    0.80%    27.75% to    28.78%
   2006          1,548  2.91    to    2.96    4,576       1.05%       -   to    0.80%    27.07% to    28.09%
   2005            920  2.27    to    2.33    2,142       1.33%       -   to    0.80%    26.41% to    27.43%
   2004          1,061  1.78    to    1.84    1,953       1.83%   0.50%   to    0.80%    23.71% to    24.71%

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note 5--Financial Highlights (Continued)

                     At December 31,                        For the periods ended December 31,
               -----------------------------------    ---------------------------------------------------
                           Unit               Net     Investment    Expense                  Total
                Units     Value             Assets      Income     Ratio /2/               Return /3/
               (000's) (Lowest to Highest)  (000's)   Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
               ------- -------------------  -------   ---------- -------------------  --------------------

Templeton Foreign Securities Fund - Class 2
   2008        12,599  0.61    to    1.14   13,951       2.41%       -   to    0.80%  (40.86%) to  (29.86%)
   2007        14,659  1.74    to    1.93   27,401       1.95%       -   to    0.80%   (0.11%) to    15.46%
   2006        15,821  1.51    to    1.68   25,791       1.25%       -   to    0.80%    20.48% to    21.44%
   2005        15,502  1.24    to    1.40   20,939       1.14%       -   to    0.80%     9.29% to    10.17%
   2004        15,159  1.13    to    1.28   18,689       1.06%   0.40%   to    0.80%    17.58% to    18.53%
Templeton Global Asset Allocation Fund - Class 2
   2008           486  1.36    to    1.58      761      10.82%       -   to    0.80%  (25.70%) to  (25.10%)
   2007           543  1.82    to    2.13    1,143      17.52%       -   to    0.80%     9.13% to    10.01%
   2006           578  1.65    to    1.95    1,115       7.09%       -   to    0.80%    20.14% to    21.11%
   2005           611  1.37    to    1.62      981       3.77%       -   to    0.80%     2.73% to     3.55%
   2004           687  1.32    to    1.58    1,072       2.82%   0.80%   to    0.80%    14.79% to    15.72%
Templeton Growth Securities Fund - Class 2
   2008         9,609  0.58    to    1.25   11,552       1.78%       -   to    0.80%  (42.79%) to   (5.86%)
   2007        11,356  1.63    to    2.19   23,759       1.32%       -   to    0.80%     1.52% to     2.35%
   2006        11,184  1.60    to    2.15   23,091       1.31%       -   to    0.80%    20.84% to    21.81%
   2005        11,543  1.32    to    1.78   19,693       1.15%       -   to    0.80%     8.00% to     8.86%
   2004        16,126  1.22    to    1.65   23,254       1.20%   0.40%   to    0.80%    15.10% to    16.03%
Van Kampen UIF Equity and Income Portfolio - Class II
   2008           736  0.85    to    0.86      626       2.29%       -   to    0.80%  (23.30%) to  (22.68%)
   2007           463  1.10    to    1.12      513       1.74%       -   to    0.80%     2.53% to     3.36%
   2006/14/       224  1.08    to    1.08      242       0.57%       -   to    0.80%     9.32% to    10.40%
   2005             -     -    to       -        -           -       -   to        -         - to         -
   2004             -     -    to       -        -           -       -   to        -         - to         -
Wanger International
   2008        13,707  0.54    to    2.51   31,892       1.01%       -   to    0.80%  (46.04%) to  (26.50%)
   2007        16,383  2.44    to    4.64   70,841       0.88%       -   to    0.80%    15.38% to    16.31%
   2006        18,094  2.10    to    4.01   68,022       0.55%       -   to    0.80%    14.10% to    37.16%
   2005        19,512  1.53    to    2.94   54,231       1.03%       -   to    0.80%    20.56% to    21.53%
   2004        19,133  1.26    to    2.43   43,806       0.69%   0.40%   to    0.80%    29.23% to    30.27%
Wanger International Select
   2008         4,801  0.56    to    2.04    8,721       0.40%       -   to    0.80%  (44.79%) to  (42.29%)
   2007         5,831  1.62    to    3.69   19,013       0.67%       -   to    0.80%    19.50% to    21.78%
   2006         5,240  1.34    to    3.05   14,343       0.28%       -   to    0.80%    34.91% to    36.00%
   2005         5,072  0.99    to    2.26   10,353       1.89%       -   to    0.80%    15.50% to    16.43%
   2004         4,500  0.85    to    1.96    7,964       0.29%   0.40%   to    0.80%    14.54% to    24.34%

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note 5--Financial Highlights (Continued)

                 At December 31,                        For the periods ended December 31,
           -----------------------------------    ---------------------------------------------------
                       Unit               Net     Investment    Expense                  Total
            Units     Value             Assets      Income     Ratio /2/               Return /3/
           (000's) (Lowest to Highest)  (000's)   Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
           ------- -------------------  -------   ---------- -------------------  --------------------

Wanger Select
   2008     5,862  1.11    to    1.63    8,479          -        -   to    0.80%  (49.47%) to  (49.06%)
   2007     6,891  2.19    to    3.23   19,781          -        -   to    0.80%     8.51% to     9.39%
   2006     6,289  2.02    to    2.98   16,533      0.37%        -   to    0.80%    18.75% to    19.70%
   2005     5,884  1.69    to    2.51   13,086          -        -   to    0.80%     9.61% to    10.49%
   2004     5,217  1.54    to    2.29   10,553          -    0.40%   to    0.80%    18.35% to    19.31%
Wanger USA
   2008    21,593  1.06    to    1.86   38,783          -        -   to    0.80%  (40.17%) to  (39.68%)
   2007    26,061  1.77    to    3.10   77,914          -        -   to    0.80%     4.54% to     5.39%
   2006    29,901  1.68    to    2.96   85,779      0.23%        -   to    0.80%     0.83% to     7.87%
   2005    33,469  1.57    to    2.76   89,736          -        -   to    0.80%    10.37% to    11.25%
   2004    36,841  1.41    to    2.49   89,664          -    0.40%   to    0.80%    17.39% to    18.33%

/1/ The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the Investment Option from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Option is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Option invests.

/2/ The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/3/ The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total return is presented as the minimum and maximum return for the units invested in the Investment Option. While the Investment Option may be active in a given year, certain units may be initiated during the year. The corresponding return on those units, which is for the partial year, may cause the minimum and maximum total return for all the units in that Investment Option to deviate outside the range of the expense ratios presented.

 /4/ From inception December 3, 2004    /14/ From inception May 24, 2006 to
 to December 31, 2004.                  December 31, 2006.
 /5/ From inception April 21, 2005 to   /15/ From inception June 1, 2006 to
 December 31, 2005.                     December 31, 2006.
 /6/ From inception April 29, 2005 to   /16/ From inception June 7, 2006 to
 December 31, 2005.                     December 31, 2006.
 /7/ From inception February 6, 2006    /17/ From inception January 30, 2007
 to December 31, 2006.                  to December 31, 2007.
 /8/ From inception April 28, 2006 to   /18/ From inception September 11,
 December 31, 2006.                     2007 to December 31, 2007.
 /9/ From inception May 2, 2006 to      /19/ From inception October 9, 2007
 December 31, 2006.                     to December 31, 2007.
 /10/ From inception May 8, 2006 to     /20/ From inception October 29, 2007
 December 31, 2006.                     to December 31, 2007.
 /11/ From inception May 12, 2006 to    /21/ From inception April 15, 2008 to
 December 31, 2006.                     December 31, 2008.
 /12/ From inception May 16, 2006 to    /22/ From inception April 18, 2008 to
 December 31, 2006.                     December 31, 2008.
 /13/ From inception May 18, 2006 to
 December 31, 2006.

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 6--Policy Loans
Policy provisions generally allow policyowners to borrow up to 90%-100% of the policy's cash surrender value, reduced by an amount equal to the surrender charge with loan interest payable on each policy anniversary. Loan interest rates vary by product. At the time the loan is granted, an amount equivalent to the amount of the loan is transferred from the Separate Account and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account, part of Phoenix's general account, as collateral for the outstanding loan. Transfers from the account are included as transfers for contract benefits and terminations in the accompanying financial statements. Amounts in the loaned portion of the Guaranteed Interest Account are credited with interest at 2% for all states except New York and 4% for New York. Loan repayments result in a transfer of collateral back to the Separate Account and the non-loaned portion of the Guaranteed Interest Account.

Note 7--Fees and Related Party Transactions
Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Separate Account. PEPCO is the principal underwriter and distributor for the Separate Account (see note 13).

Certain fees are deducted from the Contracts. To understand all of the charges that are assessed for your individual policy you should refer to your policy contract provided to you at issue or the most recent product prospectus provided to you annually. Those fees are described below:

A) Contract Maintenance Charges

The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate Phoenix for certain costs associated with maintenance. These expenses are included in a separate line item entitled "Contract Maintenance Charges" in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2008 and 2007 were $75,834,587 and $76,551,108, respectively. The charges assessed the Separate Account for Contract Maintenance Charges are outlined as follows:

      Administration Charge - In accordance with terms of the contracts, Phoenix may make deductions for administrative charges. Because a policy's face amount and policy duration may vary, the administrative charge may also vary.

      Policy Surrender Charge - In accordance with terms of the contracts, Phoenix makes deductions for surrender charges. Because a policy's account value and policy duration may vary, the surrender charge may also vary.

      Cost of Insurance Charge - In accordance with terms of the contracts, Phoenix makes deductions for costs of insurance to cover Phoenix's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charge may also vary.

      Other Charges - Phoenix may deduct other costs depending on the policy terms.

All of the above expenses are taken out as a redemption of units.

B) Optional Rider and Benefit Charges

Phoenix may deduct other charges and fees based on the selection of Other Optional Policy Benefits and Riders. These expenses are included in a separate line item entitled "Transfers for contract benefits and terminations" in the accompanying statements of changes in net assets. This expense is taken out as a redemption of units.

C) Mortality and Expense Fee and Administration Fee Charges

Phoenix will make deductions at a maximum rate of 0.80% of the contracts value for the mortality and expense risks and 0.20% for administration fees, which the company undertakes. These expenses are included in separate line items "Mortality and Expense Fees" and "Administration Fees" in the accompanying statements of operations. The total aggregate expense for the periods ended December 31, 2008 and 2007 were $8,462,308 and $10,466,884 respectively. This expense is taken out as a reduction of unit values. In accordance with the terms of the contracts, other mortality and expense fee charges and administration fee charges may be taken out as transfers for contract benefits and terminations.

Note 8--Distribution of Net Income
The Separate Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 9--Diversification Requirements
Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code") as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each investment option is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

Phoenix intends that each of the investment options shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

Note 10--Manager of Managers Exemptive Order
The Phoenix Edge Series Fund ("PESF") and Phoenix Variable Advisors, Inc. ("PVA") have received an exemptive order from the Securities and Exchange Commission ("SEC") granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA will, subject to supervision and approval of the PESF's Board of Trustees, be permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of the PESF. The PESF and PVA will therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

Note 11--Mixed and Shared Funding
Shares of the PESF are not directly offered to the public. Shares of the PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company. Shares of the PESF may be offered to separate accounts of other insurance companies in the future.

The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, the PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the PESF or shares of another fund may be substituted.

Note 12--Other
The insurance company affiliates of the Separate Account distribute our products through non-affiliated advisors, broker-dealers and other financial intermediaries. There is substantial competition for business within most of these distributors. The insurance company affiliates of the Separate Account believe that our sales through these distributors depend on a variety of factors, such as the financial strength, the quality and pricing of the products and the support services we provide. In 2008, the largest individual distributor of life insurance was a subsidiary of State Farm Mutual Automobile Company ("State Farm"). The largest distributors of annuities in 2008 were State Farm and National Life Group. In 2008, State Farm accounted for approximately 27% of the total life insurance premiums. In 2008, State Farm accounted for approximately 68% and National Life Group accounted for approximately 14% of the annuity deposits. Since the relationship with State Farm began in mid-2001, it has generated $260 million in cumulative new total life premiums and $1.6 billion in annuity deposits. The distributors are generally free to sell products from a variety of providers. On March 3, 2009, State Farm informed the insurance company affiliates of the Separate Account that it intends to suspend the sale of the products pending a re-evaluation of the relationship between the companies. On March 4, 2009, National Life Group informed the insurance company affiliates of the Separate Account that it intends to suspend the sale of the products.

The insurance company affiliates of the Separate Account may not be able to establish or maintain satisfactory relationships with State Farm, National Life Group or other distributors if the ratings, products or services are not competitive. Further, in light of the recent adverse economic and market developments, the access to, the reliability of, and service levels provided by the non-affiliated distribution intermediaries may be adversely affected. Accordingly, the business, sales, redemptions, revenues and profitability may be materially affected.

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 12--Other (Continued)
Effective May 1, 2008, the Board of Trustees of the Fund approved changes in subadvisor for the Capital Growth Series and the Small-Cap Growth Series. Effective September 15, 2008, Neuberger Berman Management, Inc. is the subadvisor for the Capital Growth Series, replacing Harris Investment Management, Inc. and the Small-Cap Growth Series (formerly Phoenix-Alger Small-Cap Growth Series), replacing Fred Alger Management, Inc.

Note 13--Spin-Off of Asset Management
At end of business December 31, 2008, Phoenix spun off the asset management segment of its business, Virtus Investment Partners, Inc. ("Virtus") and its subsidiaries, to Phoenix's shareholders. Virtus is now an independent publicly traded company. Virtus is the holding company for various asset management subsidiaries, including the Virtus Investment Advisers, Inc. (formerly Phoenix Investment Counsel, Inc.), the subadvisor to the Phoenix Growth & Income Series and Phoenix Strategic Allocation Series, and Duff & Phelps Investment Management Company, the subadvisor to the Phoenix-Duff & Phelps Real Estate Securities Series.

As a result of this spin-off, PEPCO, a registered broker/dealer in securities, is no longer an affiliate of Phoenix. PEPCO operated as the principal underwriter and distributor for the Separate Account under a separate interim service agreement for the period January 1, 2009 to February 4, 2009. Effective February 5, 2009 the principal underwriter and distributor for the Separate Account became PFG Distribution Company, a subsidiary of Philadelphia Financial Group, Inc. (an affiliate of Phoenix). On February 5, 2009 PEPCO, under Virtus, changed its name to VP Distributors, Inc. and PFG Distribution Company changed its name to PEPCO.

Goodwin Capital Advisors, Inc., subadvisor to Phoenix Money Market Series, Phoenix Multi-Sector Fixed Income Series, Phoenix Multi-Sector Short Term Bond Series, and the Phoenix Strategic Allocation Series, remained a subsidiary of Phoenix.

Note 14--Subsequent Events
On March 4, 2009, Fitch downgraded the financial strength rating of the insurance company affiliates of the Separate Account to BBB+ from A and placed the rating on Rating Watch Negative.

On March 10, 2009, A.M. Best Company, Inc. downgraded the financial strength rating of the insurance company affiliates of the Separate Account to B++ from A and maintained its negative outlook. On January 15, 2009, A.M Best Company, Inc. affirmed the financial strength rating of A and changed the rating outlook to negative from stable.

On March 10, 2009, Moody's Investor Services downgraded the financial strength rating of the insurance company affiliates of the Separate Account to Baa2 from Baa1. The outlook is negative. On February 19, 2009, Moody's Investor Service downgraded the financial strength rating to Baa1 from A3. The ratings remain on review for possible further downgrade as was previously announced on December 9, 2008.

On March 10, 2009, Standard & Poor's downgraded the financial strength rating of the insurance company affiliates of the Separate Account to BBB- from BBB and maintained it negative outlook. On March 2, 2009, Standard and Poor's downgraded the financial strength rating to BBB from BBB+. At the same time, Standard and Poor's removed the ratings from Credit Watch, where they had been placed with negative implications on February 10, 2009. The outlook is negative.

The actions by these rating agencies will likely have a material adverse effect on the future results. The insurance company affiliates are currently assessing the impact of these recent developments on their business prospects, operations and strategy.

[LOGO]

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of Phoenix Life Insurance Company and Participants of Phoenix Life Variable Universal Life Account:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the subaccounts of the Phoenix Life Variable Universal Life Account (as listed in the statements of assets and liabilities) at December 31, 2008, and the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended
December 31, 2008, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Hartford, CT

March 27, 2009

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06103-2899

Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
185 Asylum Street
Hartford, Connecticut 06103

--------------------------------------------------------------------------------



[LOGO]
PHOENIX



Phoenix Life Insurance Company
PO Box 22012
Albany, NY 12201-2012

                                   PRSRT STD
                                 U.S. Postage
                                     PAID
                                    Andrew
                                  Associates

Not insured by FDIC/NCUSIF or any federal government agency.
No bank guarantee. Not a deposit. May lose value.

Phoenix Life Insurance Company
A member of The Phoenix Companies, Inc.
phoenixwm.com

OL4262 (C) 2009 The Phoenix Companies, Inc.  2-09



         PHOENIX LIFE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.) CONSOLIDATED FINANCIAL STATEMENTS
         DECEMBER 31, 2008 AND 2007

                                TABLE OF CONTENTS

                                                                                                                  PAGE
                                                                                                             ---------------
Report of Independent Registered Public Accounting Firm...................................................        F-3

Consolidated Balance Sheet as of December 31, 2008 and 2007...............................................        F-4

Consolidated Statement of Income and Comprehensive Income for the years ended
  December 31, 2008, 2007 and 2006........................................................................        F-5

Consolidated Statement of Cash Flows for the years ended
  December 31, 2008, 2007 and 2006........................................................................        F-6

Consolidated Statement of Changes in Stockholder's Equity for the years ended
  December 31, 2008, 2007 and 2006........................................................................        F-7

Notes to Financial Statements.............................................................................      F-8 - F-50


             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Phoenix Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income and comprehensive income, statements of cash flows and statements of changes in stockholder's equity present fairly, in all material respects, the financial position of Phoenix Life Insurance Company and its subsidiaries (the Company) at December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2008 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 24 to the consolidated financial statements, three significant distributors suspended sales of the Company's products and the Company had downgrades from four rating agencies.

As discussed in Note 2 to the consolidated financial statements, the Company changed the manner in which it accounts for reinsurance of long duration insurance contracts effective April 1, 2008.



/s/ PricewaterhouseCoopers, LLP
Hartford, CT
April 10, 2009

                         PHOENIX LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                       ($ in millions, except share data)
                           DECEMBER 31, 2008 AND 2007

                                                                                                    2008           2007
                                                                                                ------------   ------------
ASSETS:
Available-for-sale debt securities, at fair value...........................................    $   9,815.9    $  11,966.8
Available-for-sale equity securities, at fair value.........................................           25.2          191.8
Venture capital partnerships, at equity in net assets.......................................          200.0          173.3
Policy loans, at unpaid principal balances..................................................        2,535.7        2,380.5
Other invested assets.......................................................................          613.5          432.7
Fair value option investments...............................................................           34.4           --
                                                                                                ------------   ------------
                                                                                                   13,224.7       15,145.1
Available-for-sale debt and equity securities pledged as collateral, at fair value..........          148.0          219.1
                                                                                                ------------   ------------
Total investments...........................................................................       13,372.7       15,364.2
Cash and cash equivalents...................................................................          340.1          366.8
Accrued investment income...................................................................          203.6          204.2
Premiums, accounts and notes receivable.....................................................          413.0          321.9
Deferred policy acquisition costs...........................................................        2,723.1        2,080.9
Deferred income tax.........................................................................          284.4           --
Goodwill....................................................................................            5.2            5.2
Other assets................................................................................          180.9          165.8
Separate account assets.....................................................................        7,930.2       10,820.3
                                                                                                ------------   ------------
TOTAL ASSETS................................................................................    $  25,453.2    $  29,329.3
                                                                                                ============   ============

LIABILITIES:
Policy liabilities and accruals.............................................................    $  14,009.5    $  14,002.4
Policyholder deposit funds..................................................................        1,616.6        1,808.9
Indebtedness................................................................................          174.1          174.0
Deferred income taxes.......................................................................           --             76.8
Other liabilities...........................................................................          425.4          349.8
Non-recourse collateralized obligations.....................................................          245.2          317.9
Separate account liabilities................................................................        7,930.2       10,820.3
                                                                                                ------------   ------------
TOTAL LIABILITIES...........................................................................       24,401.0       27,550.1
                                                                                                ------------   ------------

COMMITMENTS AND CONTINGENCIES (NOTES 22 AND 23)

MINORITY INTEREST:
MINORITY INTEREST IN NET ASSETS OF SUBSIDIARIES.............................................           12.0           10.4
                                                                                                ------------   ------------

STOCKHOLDER'S EQUITY:
Common stock, ($1,000 par value, 10,000 shares authorized and outstanding)..................           10.0           10.0
Additional paid-in capital..................................................................        1,731.2        1,716.0
Retained earnings (deficit).................................................................         (106.7)         115.8
Accumulated other comprehensive loss........................................................         (594.3)         (73.0)
                                                                                                ------------   ------------
TOTAL STOCKHOLDER'S EQUITY..................................................................        1,040.2        1,768.8
                                                                                                ------------   ------------
TOTAL LIABILITIES, MINORITY INTEREST AND STOCKHOLDER'S EQUITY...............................    $  25,453.2    $  29,329.3
                                                                                                ============   ============

   The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
                                 ($ in millions)
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                                                                    2008            2007           2006
                                                                                ------------    ------------   ------------
REVENUES:
Premiums.....................................................................   $     765.9     $     798.3    $     839.7
Insurance and investment product fees........................................         612.7           505.2          406.0
Investment income, net of expenses...........................................         905.6         1,034.8        1,028.1
Net realized investment gains (losses).......................................        (277.5)           (8.2)          73.8
                                                                                ------------    ------------   ------------
TOTAL REVENUES...............................................................       2,006.7         2,330.1        2,347.6
                                                                                ------------    ------------   ------------

BENEFITS AND EXPENSES:
Policy benefits, excluding policyholder dividends............................       1,368.4         1,318.5        1,341.1
Policyholder dividends.......................................................         207.5           380.0          399.1
Policy acquisition cost amortization.........................................         408.8           192.9          145.6
Interest expense on indebtedness.............................................          12.5            12.4           14.5
Interest expense on non-recourse collateralized obligations..................          11.8            15.4           18.7
Other operating expenses.....................................................         227.2           229.5          209.9
                                                                                ------------    ------------   ------------
TOTAL BENEFITS AND EXPENSES..................................................       2,236.2         2,148.7        2,128.9
                                                                                ------------    ------------   ------------
Income (loss) from continuing operations before income taxes and
  minority interest..........................................................        (229.5)          181.4          218.7
Applicable income tax expense (benefit)......................................         (91.5)           38.7           70.7
                                                                                ------------    ------------   ------------
Income (loss) from continuing operations before minority interest............        (138.0)          142.7          148.0
Minority interest in net income (loss) of consolidated subsidiaries..........          (0.8)           (0.9)          (0.3)
                                                                                ------------    ------------   ------------
Income (loss) from continuing operations.....................................        (138.8)          141.8          147.7
Income (loss) from discontinued operations...................................          --              (3.5)           1.1
                                                                                ------------    ------------   ------------
NET INCOME (LOSS)............................................................   $    (138.8)    $     138.3    $     148.8
                                                                                ============    ============   ============

COMPREHENSIVE INCOME:
NET INCOME (LOSS)............................................................   $    (138.8)    $     138.3    $     148.8
OTHER COMPREHENSIVE LOSS.....................................................        (521.3)          (57.2)         (17.3)
                                                                                ------------    ------------   ------------
COMPREHENSIVE INCOME (LOSS)..................................................   $    (660.1)    $      81.1    $     131.5
                                                                                ============    ============   ============

   The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                                 ($ in millions)
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                                                                    2008            2007           2006
                                                                                ------------    ------------   ------------
OPERATING ACTIVITIES:
Income (loss) from continuing operations.....................................   $    (138.8)    $     141.8    $     147.7
Net realized investment (gains) losses.......................................         277.5             8.2          (73.8)
Amortization and depreciation................................................          11.8            12.3            8.7
Investment losses............................................................          (4.8)          (73.6)         (45.1)
Deferred income taxes........................................................        (150.9)           29.5           39.6
(Increase) decrease in receivables...........................................         (20.7)           18.6          (15.4)
Increase (decrease) in deferred policy acquisition costs.....................           8.8          (271.0)        (183.6)
Increase in policy liabilities and accruals..................................         156.6           408.5          349.8
Other assets and other liabilities net change................................         (12.5)            9.5          (21.2)
                                                                                ------------    ------------   ------------
Cash from continuing operations..............................................         127.0           283.8          206.7
Discontinued operations, net.................................................         (23.7)          (10.8)          21.8
                                                                                ------------    ------------   ------------
CASH FROM OPERATING ACTIVITIES...............................................         103.3           273.0          228.5
                                                                                ------------    ------------   ------------

INVESTING ACTIVITIES:
Investment purchases.........................................................      (5,480.5)       (4,278.0)      (4,713.2)
Investment sales, repayments and maturities..................................       5,723.7         4,574.8        5,561.3
Debt and equity securities pledged as collateral sales.......................          39.8            33.3           26.5
Premises and equipment additions.............................................         (17.9)          (19.6)         (18.2)
Premises and equipment dispositions..........................................           8.3            --             --
Discontinued operations, subsidiary purchase.................................          --              (5.0)          --
Sale of discontinued operations..............................................          --              14.9           --
Discontinued operations, net.................................................          29.6            19.6          (32.8)
                                                                                ------------    ------------   ------------
CASH FROM INVESTING ACTIVITIES...............................................         303.0           340.0          823.6
                                                                                ------------    ------------   ------------

FINANCING ACTIVITIES:
Policyholder deposit fund deposits...........................................         761.1           745.9          638.6
Policyholder deposit fund withdrawals........................................      (1,070.2)       (1,167.4)      (1,470.9)
Indebtedness repayments......................................................          --              --            (30.2)
Collateralized obligations repayments........................................         (40.7)          (23.3)         (39.5)
Common stock dividends paid..................................................         (83.8)          (92.2)         (87.5)
Contributions from minority interests........................................           0.6             1.8            0.8
                                                                                ------------    ------------   ------------
CASH FOR FINANCING ACTIVITIES................................................        (433.0)         (535.2)        (988.7)
                                                                                ------------    ------------   ------------
CHANGE IN CASH AND CASH EQUIVALENTS..........................................         (26.7)           77.8           63.4
Cash and cash equivalents, beginning of year.................................         366.8           289.0          225.6
                                                                                ------------    ------------   ------------
CASH AND CASH EQUIVALENTS, END OF YEAR.......................................   $     340.1     $     366.8    $     289.0
                                                                                ============    ============   ============

Included in cash and cash equivalents above is cash pledged as collateral of $7.3 million, $12.0 million and $3.1 million at December 31, 2008, 2007 and 2006, respectively.

   The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY
                                 ($ in millions)
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                                                                    2008            2007           2006
                                                                                ------------    ------------   ------------
COMMON STOCK AND ADDITIONAL PAID-IN CAPITAL:
Balance, beginning of year...................................................   $   1,726.0     $   1,724.9    $   1,724.9
  Capital contribution.......................................................          15.2            --             --
  Tax benefit on employee stock option awards................................          --               1.1           --
                                                                                ------------    ------------   ------------
BALANCE, END OF YEAR.........................................................   $   1,741.2     $   1,726.0    $   1,724.9
                                                                                ============    ============   ============

RETAINED EARNINGS:
Balance, beginning of year                                                      $     115.8     $      73.7    $      12.4
  Adjustment for initial application of FIN 48 (Note 2)......................          --              (4.0)          --
  Net income (loss)..........................................................        (138.8)          138.3          148.8
  Common stock dividends declared............................................         (83.7)          (92.2)         (87.5)
                                                                                ------------    ------------   ------------
BALANCE, END OF YEAR.........................................................   $    (106.7)    $     115.8    $      73.7
                                                                                ============    ============   ============

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS):
Balance, beginning of year...................................................   $     (73.0)    $     (15.8)   $       1.5
  Other comprehensive loss...................................................        (521.3)          (57.2)         (17.3)
                                                                                ------------    ------------   ------------
BALANCE, END OF YEAR.........................................................   $    (594.3)    $     (73.0)   $     (15.8)
                                                                                ============    ============   ============

TOTAL STOCKHOLDER'S EQUITY:
Balance, beginning of year...................................................   $   1,768.8     $   1,782.8    $   1,738.8
  Change in stockholder's equity.............................................        (728.6)          (14.0)          44.0
                                                                                ------------    ------------   ------------
STOCKHOLDER'S EQUITY, END OF YEAR............................................   $   1,040.2     $   1,768.8    $   1,782.8
                                                                                ============    ============   ============

   The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                 ($ in millions)
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006


1.   ORGANIZATION AND DESCRIPTION OF BUSINESS

Phoenix Life Insurance Company and its subsidiaries (together, Phoenix Life) offer a broad range of life insurance and annuity products in the United States of America. Phoenix Life Insurance Company is a wholly-owned subsidiary of The Phoenix Companies, Inc. (The Phoenix Companies), a publicly traded company on the New York Stock Exchange. Significant intercompany accounts and transactions have been eliminated in consolidating these financial statements.

We are a manufacturer of individual life insurance and annuity products, such as universal life, variable life, term life and variable annuities. Our consolidated financial statements include the results of our closed block, which consists primarily of participating whole life products.


2.   BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

We have prepared these financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP) which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

USE OF ESTIMATES

In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of intangible assets; the valuation of investments in debt and equity securities and venture capital partnerships; the valuation of deferred tax assets; and accruals for contingent liabilities.

RISKS ASSOCIATED WITH CURRENT ECONOMIC ENVIRONMENT

Over the past year, the U.S. economy has experienced unprecedented credit and liquidity issues and entered into recession. Following several years of rapid credit expansion, a sharp contraction in mortgage lending coupled with dramatic declines in home prices, rising mortgage defaults and increasing home foreclosures, resulted in significant write-downs of asset values by financial institutions, including government-sponsored entities and major commercial and investment banks. These write-downs, initially of mortgage-backed securities but spreading to most sectors of the credit markets, and to credit default swaps and other derivative securities, have caused many financial institutions to seek additional capital, to merge with larger and stronger institutions, to be subsidized by the U.S. government and, in some cases, to fail. Reflecting concern about the stability of the financial markets generally and the strength of counterparties many lenders and institutional investors have reduced and, in some cases, ceased to provide funding to borrowers, including other financial institutions. These factors, combined with declining business and consumer confidence and increased unemployment, have precipitated an economic slowdown and fears of a prolonged recession.

Even under more favorable market conditions, general factors such as the availability of credit, consumer spending, business investment, capital market conditions and inflation affect our business. For example, in an economic downturn, higher unemployment, lower family income, lower corporate earnings, lower business investment and lower consumer spending may depress the demand for life insurance, annuities and investment products. In addition, this type of economic environment may result in higher lapses or surrenders of policies. Accordingly, the risks we face related to general economic and business conditions are more pronounced given the severity and magnitude of recent adverse economic and market conditions experienced.

More specifically, our business is exposed to the performance of the debt and equity markets, which have been materially and adversely affected by recent economic developments. Adverse conditions, including but not limited to, a lack of buyers in the marketplace, volatility, credit spread changes, and benchmark interest rate changes, have affected and will continue to impact the liquidity and value of our investments. In addition to other ways set forth in additional risk factors below, the ways that poor debt and equity market performance and changes in interest rates have adversely affected, and will continue to adversely affect, our business, financial condition, growth and profitability include, but are not limited to, the following:

     o The value of our investment portfolio has declined which has resulted in, and may continue to result in, higher realized and/or unrealized losses. For example, in 2008 the value of our general account investments decreased by $1,581.7 million, before offsets, due to net unrealized losses on investments. A widening of credit spreads, such as the market has experienced recently, increases the net unrealized loss position of our investment portfolio and may ultimately result in increased realized losses. The value of our investment portfolio can also be affected by illiquidity and by changes in assumptions or inputs we use in estimating fair value. Further, certain types of securities in our investment portfolio, such as asset-backed securities supported by residential and commercial mortgages, have been disproportionately affected. Continued adverse capital market conditions could result in further realized and/or unrealized losses.

     o Changes in interest rates also have other effects related to our investment portfolio. In periods of increasing interest rates, life insurance policy loans, surrenders and withdrawals could increase as policyholders seek investments with higher returns. This could require us to sell invested assets at a time when their prices are depressed by the increase in interest rates, which could cause us to realize investment losses. Conversely, during periods of declining interest rates, we could experience increased premium payments on products with flexible premium features, repayment of policy loans and increased percentages of policies remaining in force. We would obtain lower returns on investments made with these cash flows. In addition, borrowers may prepay or redeem bonds in our investment portfolio so that we might have to reinvest those proceeds in lower yielding investments. As a consequence of these factors, we could experience a decrease in the spread between the returns on our investment portfolio and amounts credited to policyholders and contract owners, which could adversely affect our profitability.

     o Our investments in alternative asset classes, such as hedge funds, private equity funds and limited partnership interests, have also been adversely affected. There may be similar adverse effects in the future. These assets generate returns that are more volatile than other asset classes. For example, in 2008 our net investment income related to these investments declined. These assets are also relatively illiquid and may be harder to value or sell in adverse market conditions.

     o Asset-based fee revenues related to our variable life and annuity products have declined and may continue to decline.

     o The attractiveness of certain of our products may decrease because they are linked to the equity markets and assessments of our financial strength, resulting in lower profits. Increasing consumer concerns about the returns and features of our products or our financial strength may cause existing clients to surrender policies or withdraw assets, and diminish our ability to sell policies and attract assets from new and existing clients, which would result in lower sales and fee revenues.

     o The funding requirements of the Phoenix Companies' pension plan have increased. The funding requirements of our pension plan are dependent on the performance of the debt and equity markets. The value of the assets supporting the pension plan decreased by $143.4 million in 2008, thereby increasing the requirement for future funding. Future market declines could result in additional funding requirements. Also, the funding requirements of our pension plan are sensitive to interest rate changes. Should interest rates decrease materially, the value of the liabilities under the plan would increase, as would the requirement for future funding.

These extraordinary economic and market conditions have materially and adversely affected us. In 2008 we had a net loss of $138.8 million. It is difficult to predict how long the current economic and market conditions will continue, whether the financial markets will continue to deteriorate and which aspects of our products and/or business will be adversely affected. However, the lack of credit, lack of confidence in the financial sector, increased volatility in the financial markets and reduced business activity are likely to continue to materially and adversely affect our business, financial condition and results of operations.

ACCOUNTING CHANGE

Effective April 1, 2008, we changed our method of accounting for the cost of certain of our long duration reinsurance contracts accounted for in accordance with Statement of Financial Accounting Standards (SFAS) No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts" (SFAS
113). In conjunction with this change, we also changed our method of accounting for the impact of reinsurance costs on deferred acquisition costs. SFAS 113 requires us to amortize the estimated cost of reinsurance over the life of the underlying reinsured contracts. Under our previous method, we recognized reinsurance recoveries as part of the net cost of reinsurance and amortized this balance over the estimated lives of the underlying reinsured contracts in proportion to estimated gross profits (EGPs) consistent with the method used for amortizing deferred policy acquisition costs. Under the new method, reinsurance recoveries are recognized in the same period as the related reinsured claim. In conjunction with this change, we also changed our policy for determining EGPs relating to these contracts to include the effects of reinsurance, where previously these effects had not been included.

ADOPTION OF NEW ACCOUNTING STANDARDS

In January 2009, the Financial Accounting Standards Board (FASB) issued FASB Staff Position No. EITF 99-20-1, which amends the impairment guidance in EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continue to Be Held by a Transferor in Securitized Financial Assets" (EITF 99-20-1). The FSP revises EITF 99-20's impairment guidance to make it consistent with the requirements of SFAS No. 115 for determining whether an other-than-temporary impairment has occurred. The FSP is effective for these financial statements. Our adoption of the FSP had no material effect on our financial statements.

In December 2008, the FASB issued FSP No. FAS 140-4 and FIN 46(R)-8, "Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities", which requires public entities to provide additional disclosures about transfers of financial assets. It also requires sponsors that have a variable interest in a variable interest entity to provide additional disclosures about their involvement with variable interest entities. The FSP is effective for these financial statements. Our adoption of the FSP had no material effect on our financial statements.

In September 2008, the FASB issued FSP No. FAS 133-1 and FIN 45-4, "Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161". The FSP introduces new disclosure requirements for credit derivatives and certain guarantees. The FSP is effective for these financial statements. Our adoption of the FSP had no material effect on our financial statements.

On October 10, 2008, the FASB issued FSP No. FAS 157-3 (FSP FAS 157-3), which clarifies the application of SFAS No. 157, "Fair Value Measurements" (SFAS 157) in an inactive market. The FSP addresses application issues such as how management's internal assumptions should be considered when measuring fair value when relevant observable data do not exist; how observable market information in a market that is not active should be considered when measuring fair value and how the use of market quotes should be considered when assessing the relevance of observable and unobservable data available to measure fair value. FSP FAS 157-3 was effective upon issuance. Our adoption of FSP FAS 157-3 had no material effect on our financial condition or results of operations.

On February 15, 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" (SFAS 159), which gives entities the option to measure eligible financial assets, financial liabilities and firm commitments at fair value (i.e., the fair value option), on an instrument-by-instrument basis, that are otherwise not permitted to be accounted for at fair value under other accounting standards. The election to use the fair value option is available when an entity first recognizes a financial asset or financial liability or upon entering into a firm commitment. Subsequent changes in fair value must be recorded in earnings. Additionally, SFAS 159 allows for a one-time election for existing positions upon adoption, with the transition adjustment recorded to beginning retained earnings. We adopted SFAS 159 as of January 1, 2008 with no net effect to equity.

In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements" (SFAS
157). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels (Level 1, 2 and 3). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that we have the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability. Level 3 inputs are unobservable inputs reflecting our estimates of the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). Quantitative and qualitative disclosures will focus on the inputs used to measure fair value for both recurring and non-recurring fair value measurements and the effects of the measurements in the financial statements. We adopted SFAS 157 effective January 1, 2008 with no material impact on our financial position and results of operations.

We adopted the provisions of the FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), on January 1, 2007. As a result of the implementation of FIN 48, we recognized an increase in reserves for uncertain tax benefits through a cumulative effect adjustment of approximately $4.0 million, which was accounted for as an increase to the January 1, 2007 balance of accumulated deficit. Including the cumulative effect adjustment, we had approximately $20.7 million of total gross unrecognized tax benefits as of January 1, 2007. The amount of unrecognized tax benefits at January 1, 2007 that would, if recognized, impact the annual effective tax rate upon recognition. See
Note 15 to these financial statements for more information.

In September 2006, the Securities and Exchange Commission (SEC) staff issued Staff Accounting Bulletin No. 108, "Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements" (SAB 108). SAB 108 provides guidance for how errors should be evaluated to assess materiality from a quantitative perspective. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording the cumulative effect of initially applying the approach as adjustments to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings. We adopted SAB 108 on December 31, 2006 with no effect to the financial statements.

In March 2006, the FASB issued SFAS No. 156, "Accounting for Servicing of Financial Assets, an amendment of FASB Statement No. 140" (SFAS 156). SFAS 156 provides guidance on recognition and disclosure of servicing assets and liabilities and is effective beginning January 1, 2007. We adopted this standard effective January 1, 2007 with no material impact on our financial position and results of operations.

ACCOUNTING STANDARDS NOT YET ADOPTED

In January 2009, the FASB issued FSP No. FAS 132(R)-1, "Employer's Disclosures about Postretirement Benefit Plan Assets" (FAS 132(R)-1). The FSP expands the disclosures set forth in SFAS 132(R) by adding required disclosures about: how investment allocation decisions are made by management, major categories of plan assets, and significant concentrations of risk. Additionally, the FSP requires an employer to disclose: the level of the fair value hierarchy into which plan assets fall, information about the inputs that valuation techniques used to measure the fair value of plan assets, and a reconciliation of the beginning and ending balances of plan assets in level 3 of the fair value hierarchy. The FSP will not have a material effect on our financial statements.

In May 2008, the FASB issued SFAS No. 162, "The Hierarchy of Generally Accepted Accounting Principles" (SFAS 162). SFAS 162 identifies the sources of accounting principles and the framework for selecting the principles used in the preparation of GAAP-basis financial statements. The Standard is effective 60 days following SEC approval of the Public Company Accounting Oversight Board amendments to remove the hierarchy of generally accepted accounting principles from the auditing standards. SFAS 162 is not expected to have an impact on our financial position and results of operations.

In December 2007, the FASB issued SFAS No. 141(R), "Accounting for Business Combinations" (SFAS 141(R)). SFAS 141(R) requires the acquiring entity in a business combination to recognize all (and only) the assets acquired and liabilities assumed in the transaction, establishes the acquisition-date fair value as the measurement objective for all assets acquired and liabilities assumed and requires the acquirer to disclose all information needed to evaluate and understand the nature and financial effect of the combination and is effective beginning for fiscal years beginning after December 15, 2008. We will adopt this standard effective January 1, 2009 and do not expect it to have a material impact on our financial position and results of operations.

In December 2007, the FASB issued SFAS No. 160, "Noncontrolling Interests in Consolidated Financial Statements" (SFAS 160). SFAS 160 requires all entities to report noncontrolling interests in subsidiaries in the same way--as equity in the consolidated financial statements and requires that associated transactions be treated as equity transactions--and is effective beginning for fiscal years beginning after December 15, 2008. We will adopt this standard effective January 1, 2009 and do not expect it to have a material impact on our financial position and results of operations.

SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

DEBT AND EQUITY SECURITIES

Our debt and equity securities classified as available-for-sale are reported on our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities). We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. We report these unrealized investment gains and losses as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable deferred income taxes.

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

VENTURE CAPITAL PARTNERSHIPS

We record our equity in the earnings of venture capital partnerships in net investment income using the most recent financial information received from the partnerships and estimating the change in our share of partnership earnings for significant changes in equity market conditions during the quarter to eliminate the effect of any lag in reporting. We estimate the change in valuation each quarter by applying a public industry index if there has been a material shift in the S&P index, either upward or downward. Recognition of net investment income is delayed due to the availability of the related financial statements, as venture capital partnerships are generally on a three-month delay.

POLICY LOANS

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. We estimate the fair value of fixed rate policy loans by discounting loan interest and loan repayments. We base the discount rate on the 10-year U.S. Treasury rate. We assume that loan interest payments are made at the fixed rate less 17.5 basis points and that loan repayments only occur as a result of anticipated policy lapses. For variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

OTHER INVESTMENTS

Other investments primarily include leveraged lease investments and other partnership and joint venture interests as well as mortgage loans. Leveraged lease investments represent the net amount of the estimated residual value of the lease assets, rental receivables and unearned and deferred income to be allocated over the lease term. Partnership and joint venture interests in which we do not have control or a majority ownership interest are recorded using the equity method of accounting. These investments include affordable housing, mezzanine and other partnership interests. We record the net income from investments in partnerships and joint ventures in net investment income. We report mortgage loans at unpaid principal balances, net of valuation reserves on impaired loans.

DERIVATIVE INSTRUMENTS

We use derivative financial instruments, including options, futures and swaps as a means of hedging exposure to interest rate, equity price change and foreign currency risk. We also use derivative instruments to economically hedge our exposure on guaranteed minimum benefits offered on certain of our variable products. We recognize derivative instruments on the balance sheet at fair value. The derivative contracts are reported as assets or liabilities in other investments and other liabilities, respectively, on the balance sheet, excluding embedded derivatives. Embedded derivatives are recorded on the balance sheet with the associated host contract.

We do not designate the purchased derivatives related to guaranteed minimum benefits as hedges for accounting purposes. For other derivatives, we designate each instrument according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

To qualify for hedge accounting, the changes in value of the derivative must be expected to substantially offset the changes in value of the hedged item. Hedges are monitored to ensure that there is a high correlation between the change in the value of the derivative instruments and the change in value of the hedged investment. Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings.

Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge are recorded in accumulated other comprehensive income and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized investment gains (losses). If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately.

Changes in the fair value of derivatives that are designated and qualify as foreign currency hedges are recorded in either current period earnings or accumulated other comprehensive income, depending on whether the hedged transaction is a fair value hedge or cash flow hedge. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized investment gains (losses).

Changes in the fair value of derivative instruments not designated as hedging instruments and ineffective portions of hedges are recognized in net realized investment gains (losses) in the period incurred.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, amounts due from banks, money market instruments and other debt instruments with maturities of three months or less when purchased.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with our 1997 acquisition of the Confederation Life business, we recognized an asset for the present value of future profits representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred policy acquisition costs.

We amortize deferred policy acquisition costs and present value of future profits based on the related policy's classification. For individual participating life insurance policies, deferred policy acquisition costs and present value of future profits are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, deferred policy acquisition costs and present value of future profits are amortized in proportion to estimated gross profits (EGPs). Policies may be surrendered for value or exchanged for a different one of our products (internal replacement). The deferred policy acquisition costs balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

Each year, we develop future EGPs for the products sold during that year. The EGPs for products sold in a particular year are aggregated into cohorts. Future EGPs are projected for the estimated lives of the contracts. The amortization of deferred policy acquisition costs and present value of future profits requires the use of various assumptions, estimates and judgments about the future. The assumptions, in the aggregate, are considered important in the projections of EGPs. The assumptions developed as part of our annual process are based on our current best estimates of future events, which are likely to be different for each year's cohort. Assumptions considered to be significant in the development of EGPs include separate account fund performance, surrender and lapse rates, interest margin, mortality, premium persistency, funding patterns, expenses and reinsurance costs and recoveries. These assumptions are reviewed on a regular basis and are based on our past experience, industry studies, regulatory requirements and estimates about the future.

To determine the reasonableness of the prior assumptions used and their impact on previously projected account values and the related EGPs, we evaluate, on a quarterly basis, our previously projected EGPs. Our process to assess the reasonableness of our EGPs involves the use of internally developed models, together with studies and actual experience. Incorporated in each scenario are our current best estimate assumptions with respect to separate account returns, surrender and lapse rates, interest margin, mortality, premium persistency, funding patterns, expenses and reinsurance costs and recoveries.

In addition to our quarterly reviews, we complete a comprehensive assumption study during the fourth quarter of each year. Upon completion of an assumption study, we revise our assumptions to reflect our current best estimate, thereby changing our estimate of projected account values and the related EGPs in the deferred policy acquisition cost and unearned revenue amortization models as well as SOP 03-1 reserving models. The deferred policy acquisition cost asset, as well as the unearned revenue reserves and SOP 03-1 reserves are then adjusted with an offsetting benefit or charge to income to reflect such changes in the period of the revision, a process known as "unlocking."

Underlying assumptions for future periods of EGPs are not altered unless experience deviates significantly from original assumptions. For example, when lapses of our insurance products meaningfully exceed levels assumed in determining the amortization of deferred policy acquisition costs, we adjust amortization to reflect the change in future premiums or EGPs resulting from the unexpected lapses. In the event that we were to revise assumptions used for prior year cohorts, our estimate of projected account values would change and the related EGPs in the deferred policy acquisition cost amortization model would be unlocked, or adjusted, to reflect such change. Continued favorable experience on key assumptions, which could include increasing separate account fund return performance, decreasing lapses or decreasing mortality could result in an unlocking which would result in a decrease to deferred policy acquisition cost amortization and an increase in the deferred policy acquisition costs asset. Finally, an analysis is performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining deferred policy acquisition costs balances.

GOODWILL AND OTHER INTANGIBLE ASSETS

We do not record amortization expense on goodwill. For goodwill, we perform impairment tests at the reporting-unit level at least annually. To test for impairment, we calculate the fair value of the reporting unit based on the sum of its statutory book value, value of business in force and value of estimated new business. We compare the calculated fair value to the recorded values and record an impairment, if warranted.

PREMISES AND EQUIPMENT

Premises and equipment, consisting primarily of office buildings occupied by us, are stated at cost less accumulated depreciation and amortization. We depreciate buildings on the straight-line method over 10 to 45 years and equipment primarily on a modified accelerated method over three to 10 years. We amortize leasehold improvements over the terms of the related leases.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets and liabilities related to policyholder funds are carried at fair value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contract holders for management services are included in revenues when services are rendered.

POLICY LIABILITIES AND ACCRUALS

Policy liabilities and accruals includes future benefit liabilities for certain life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in force. Future benefit liabilities for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future benefit liabilities for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Certain contracts may also include additional death or other insurance benefit features, such as guaranteed minimum death or income benefits offered with variable annuity contracts or no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the excess benefits and recognizing the excess ratably over the accumulation period based on total expected assessments.

POLICYHOLDER DEPOSIT FUNDS

Amounts received as payment for certain universal life contracts, deferred annuities and other contracts without life contingencies are reported as deposits to Policyholder deposit funds. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date, including interest credited, amounts that have been assessed to compensate us for services to be performed over future periods, and any amounts previously assessed against the policyholder that is refundable. The liability for deferred annuities and other contracts without life contingencies is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date which includes the accumulation of deposits plus interest credited, less withdrawals and amounts assessed through the financial statement date.

CONTINGENT LIABILITIES

Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable.

DEMUTUALIZATION AND CLOSED BLOCK

The closed block assets, including future assets from cash flows generated by the assets and premiums and other revenues from the policies in the closed block, will benefit only holders of the policies in the closed block. The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, investment purchases and sales, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, investment income and realized investment gains and losses on investments held outside the closed block that support the closed block business. All of these excluded income and expense items enter into the determination of total gross margins of closed block policies for the purpose of amortization of deferred policy acquisition costs.

In our financial statements, we present closed block assets, liabilities, revenues and expenses together with all other assets, liabilities, revenues and expenses. Within closed block liabilities, we have established a policyholder dividend obligation to record an additional liability to closed block policyholders for cumulative closed block earnings in excess of expected amounts calculated at the date of demutualization. These closed block earnings will not inure to stockholders, but will result in additional future dividends to closed block policyholders unless otherwise offset by future performance of the closed block that is less favorable than expected.

INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED OBLIGATIONS

Certain collateralized obligations for which we are the primary beneficiary as a result of our variable interests, are consolidated in our financial statements.

Debt and equity securities pledged as collateral are recorded at fair value with any applicable unrealized investment gains or losses reflected as a component of accumulated other comprehensive income, net of applicable minority interest. We recognize realized investment losses on debt and equity securities in these collateralized obligations when declines in fair values, in our judgment, are considered to be other-than-temporarily impaired. Non-recourse obligations issued by the consolidated collateralized obligation trusts at face value are recorded at unpaid principal balance. Non-recourse derivative cash flow hedges are carried on our consolidated balance sheet at fair value with an offsetting amount recorded in accumulated other comprehensive income.

REVENUE RECOGNITION

We recognize premiums for participating life insurance products and other long-duration life insurance products as revenue when due from policyholders. We recognize life insurance premiums for short-duration life insurance products as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods.

Amounts received as payment for interest sensitive life contracts, deferred annuities and other contracts without life contingencies are considered deposits and are not included in revenue. Revenues from these products consist primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges and surrender charges. Fees assessed that represent compensation for services to be provided in the future are deferred and amortized into revenue over the life of the related contracts. Related benefit expenses include universal life benefit claims in excess of fund values, net investment income credited to policyholders' account balances and amortization of deferred policy acquisition costs.

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains (losses) on asset dispositions on a first-in, first-out basis. We recognize realized investment losses when declines in fair value of debt and equity securities are considered to be other-than-temporarily impaired. We adjust the cost basis of these written down investments to fair value at the date the determination of impairment is made and do not change the new cost basis for subsequent recoveries in value. In evaluating whether a decline in value is other than temporary, we consider several factors including, but not limited to the following:

     o    the extent and the duration of the decline;

     o the reasons for the decline in value (credit event, interest related or market fluctuations);

     o our ability and intent to hold the investment for a period of time to allow for a recovery of value; and

     o    the financial condition of and near term prospects of the issuer.

A debt security impairment is deemed other-than-temporary if:

     o we do not have the ability and intent to hold an investment until a forecasted recovery of fair value up to (or beyond) the cost of the investment which, in certain cases, may mean until maturity; or

     o it is probable that we will be unable to collect all amounts due according to the contractual terms of the debt security.

Impairments due to deterioration in credit that result in a conclusion that non-collection is probable are considered other-than-temporary. Other declines in fair value (for example, due to interest rate changes, sector credit rating changes or company-specific rating changes that do not result in a conclusion that non-collection of contractual principal and interest is probable) may also result in a conclusion that an other-than-temporary impairment has occurred.

Further, in situations where the Company has asserted its ability and intent to hold a security to a forecasted recovery, but now no longer has the ability and intent to hold until recovery, an impairment should be considered other-than-temporary, even if collection of cash flows is probable. The determination of the impairment is made when the assertion to hold to recovery changes, not when the decision to sell is made.

The closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable income taxes, which offset realized investment gains and losses, are each reported separately as components of net income.

UNREALIZED INVESTMENT GAINS (LOSSES)

We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable deferred income taxes.

INCOME TAXES

We account for income taxes in accordance with SFAS No. 109, "Accounting for Income Taxes" (SFAS 109). Accordingly, income tax expense or benefit is recognized based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryovers. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any increase or reduction in allowances in accordance with SFAS 109's intraperiod allocation rules. We recognize interest and penalties related to amounts accrued on uncertain tax positions and amounts paid or refunded from federal and state income tax authorities in tax expense.

We are included in the consolidated federal income tax return filed by PNX and are party to a tax sharing agreement by and among PNX and its subsidiaries. In accordance with this agreement, federal income taxes are allocated as if they had been calculated on a separate company basis, except that benefits for any net operating losses or other tax credits used to offset a tax liability of the consolidated group will be provided to the extent such loss or credit is utilized in the consolidated federal tax return.

Within the consolidated tax return, we are required by regulations of the Internal Revenue Service (IRS) to segregate the entities into two groups: life insurance companies and non-life insurance companies. We are limited as to the amount of any operating losses from the non-life group that can be offset against taxable income of the life group. These limitations may affect the amount of any operating loss carryovers that we have now or in the future.


3.   BUSINESS COMBINATIONS AND DISPOSITIONS

EMCO

On December 20, 2007, we sold all of the outstanding stock of Emprendimiento Compartido S.A (EMCO), an Argentine wholly-owned subsidiary. We realized an after-tax loss of $4.8 million on this sale. This loss, as well as EMCO's results up through the date of sale, are reported in discontinued operations in these financial statements. Prior year results have also been reported in discontinued operations.

LOMBARD INTERNATIONAL ASSURANCE S.A.

In 2005, we disposed of our interests in Lombard International Assurance S.A. (Lombard). In the first quarter of 2007 and 2006, we realized after-tax gains of $8.9 million and $6.5 million, respectively, which included earn-out gain consideration received. We are not entitled to any additional consideration related to this sale going forward.


4.   DEMUTUALIZATION AND CLOSED BLOCK

In 1999, we began the process of reorganizing and demutualizing. We completed the process in June 2001, when all policyholder membership interests in our company were extinguished and eligible policyholders received shares of common stock of The Phoenix Companies, Inc., together with cash and policy credits, as compensation. To protect the future dividends of these policyholders, we also established a closed block for their existing policies.

Because closed block liabilities exceed closed block assets, we have a net closed block liability at each period-end. This net liability represents the maximum future earnings contribution to be recognized from the closed block and the change in this net liability each period is in the earnings contribution recognized from the closed block for the period. To the extent that actual cash flows differ from amounts anticipated, we may adjust policyholder dividends. If the closed block has excess funds, those funds will be available only to the closed block policyholders. However, if the closed block has insufficient funds to make policy benefit payments that are guaranteed, the payments will be made from assets outside of the closed block.

CLOSED BLOCK ASSETS AND LIABILITIES:                                                AS OF DECEMBER 31,
                                                                                ----------------------------
($ IN MILLIONS)                                                                     2008            2007        INCEPTION
                                                                                ------------    ------------   ------------
Debt securities..............................................................   $   6,011.4     $   6,919.4    $   4,773.1
Equity securities............................................................           9.0           134.0           --
Mortgage loans...............................................................           8.9            12.7          399.0
Venture capital partnerships.................................................         188.5           157.3           --
Policy loans.................................................................       1,377.0         1,357.1        1,380.0
Other investments............................................................         153.3           123.7           --
                                                                                ------------    ------------   ------------
TOTAL CLOSED BLOCK INVESTMENTS...............................................       7,748.1         8,704.2        6,552.1
Cash and cash equivalents....................................................          57.2            67.8           --
Accrued investment income....................................................         113.0           112.1          106.8
Receivables..................................................................          49.5            44.7           35.2
Deferred income taxes........................................................         418.3           329.3          389.4
Other closed block assets....................................................         338.0            10.0            6.2
                                                                                ------------    ------------   ------------
TOTAL CLOSED BLOCK ASSETS....................................................       8,724.1         9,268.1        7,089.7
                                                                                ------------    ------------   ------------
Policy liabilities and accruals..............................................       9,742.7         9,811.2        8,301.7
Policyholder dividends payable...............................................         311.1           332.8          325.1
Policyholder dividend obligation.............................................          --             246.0           --
Other closed block liabilities...............................................          72.0            49.3           12.3
                                                                                ------------    ------------   ------------
TOTAL CLOSED BLOCK LIABILITIES...............................................      10,125.8        10,439.3        8,639.1
                                                                                ------------    ------------   ------------
EXCESS OF CLOSED BLOCK LIABILITIES OVER CLOSED BLOCK ASSETS..................   $   1,401.7     $   1,171.2    $   1,549.4
                                                                                ============    ============   ============

                                                                                                 YEAR ENDED
CLOSED BLOCK REVENUES AND EXPENSES AND                           CUMULATIVE                     DECEMBER 31,
CHANGES IN POLICYHOLDER DIVIDEND OBLIGATION:                        FROM        -------------------------------------------
($ IN MILLIONS                                                    INCEPTION         2008            2007           2006
                                                                 ------------   ------------    ------------   ------------
Premiums.....................................................    $   8,303.8    $     719.3     $     745.6    $     786.5
Net investment income........................................        4,963.1          523.1           571.6          540.7
Net realized investment losses...............................         (197.8)        (124.4)           (0.6)          40.2
                                                                 ------------   ------------    ------------   ------------
TOTAL REVENUES...............................................       13,069.1        1,118.0         1,316.6        1,367.4
                                                                 ------------   ------------    ------------   ------------
Policy benefits, excluding dividends.........................        8,963.1          847.6           869.2          898.6
Other operating expenses.....................................           84.0            5.1             6.1            6.3
                                                                 ------------   ------------    ------------   ------------
TOTAL BENEFITS AND EXPENSES,
  EXCLUDING POLICYHOLDER DIVIDENDS...........................        9,047.1          852.7           875.3          904.9
                                                                 ------------   ------------    ------------   ------------
Closed block contribution to income
  before dividends and income taxes..........................        4,022.0          265.3           441.3          462.5
Policyholder dividends.......................................       (3,348.6)        (206.9)         (379.3)        (398.5)
                                                                 ------------   ------------    ------------   ------------
Closed block contribution to income before income taxes......          673.4           58.4            62.0           64.0
Applicable income tax expense................................         (233.5)         (19.2)          (20.9)         (22.0)
                                                                 ------------   ------------    ------------   ------------
CLOSED BLOCK CONTRIBUTION TO INCOME..........................    $     439.9    $      39.2     $      41.1    $      42.0
                                                                 ============   ============    ============   ============

Policyholder dividends provided through earnings.............    $   3,393.8    $     206.9     $     379.3    $     398.5
Policyholder dividends provided through
  other comprehensive income.................................          (81.6)        (128.0)         (121.5)         (73.7)
                                                                 ------------   ------------    ------------   ------------
ADDITIONS TO POLICYHOLDER DIVIDEND LIABILITIES...............        3,312.2           78.9           257.8          324.8
POLICYHOLDER DIVIDENDS PAID..................................       (3,326.2)        (346.6)         (337.6)        (339.2)
                                                                 ------------   ------------    ------------   ------------
Change in policyholder dividend liabilities..................          (14.0)        (267.7)          (79.8)         (14.4)
Policyholder dividend liabilities, beginning of period.......          325.1          578.8           658.6          673.0
                                                                 ------------   ------------    ------------   ------------
Policyholder dividend liabilities, end of period.............          311.1          311.1           578.8          658.6
Policyholder dividends payable, end of period................         (311.1)        (311.1)         (332.8)        (331.7)
                                                                 ------------   ------------    ------------   ------------
POLICYHOLDER DIVIDEND OBLIGATION, END OF PERIOD..............    $      --      $      --       $     246.0    $     326.9
                                                                 ============   ============    ============   ============

In addition to the closed block assets, we hold assets outside the closed block in support of closed block liabilities. We recognize investment earnings on these invested assets, less deferred policy acquisition cost amortization and allocated expenses, as an additional source of earnings to our stockholders.


5.   REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, control exposure to potential losses arising from large risks and provide additional capacity for growth.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, we establish reserves for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers. Due to the recent downgrade of Scottish Re, we will continue to closely monitor the situation and will reassess the recoverability of the reinsurance recoverable during the interim reporting periods of 2009.

Our reinsurance program varies based on the type of risk. Listed below are our most significant reinsurance agreements:

     o On all direct life insurance policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.

     o We cede 70% to 90% of the mortality risk on most new issues of term insurance.

     o Effective January 1, 2008, we entered into an agreement to cede 50% to 75% of the risk in between $6.0 million to $10.0 million on universal life and variable universal life policies issued from January 1, 2006 through December 31, 2007, inclusive.

     o Effective November 30, 2008, PHL Variable Insurance Company ceded all the benefit risks, net of existing reinsurance, on all its term life business inforce as of December 31, 2008, excluding the term plans introduced in 2008.

DIRECT BUSINESS AND REINSURANCE:                                                          YEAR ENDED DECEMBER 31,
($ IN MILLIONS)                                                                --------------------------------------------
                                                                                   2008            2007           2006
                                                                               -------------    ------------   ------------
Direct premiums..............................................................   $   1,025.2     $     886.6    $     917.5
Premiums assumed from reinsureds.............................................          13.5            13.6           13.7
Premiums ceded to reinsurers.................................................        (272.8)         (101.9)         (91.5)
                                                                                ------------    ------------   ------------
PREMIUMS.....................................................................   $     765.9     $     798.3    $     839.7
                                                                                ============    ============   ============
Percentage of amount assumed to net premiums.................................      1.8%            1.7%           1.6%
                                                                                ============    ============   ============

Direct policy benefits incurred..............................................   $     686.4     $     560.7    $     486.4
Policy benefits assumed from reinsureds......................................          (5.3)           17.9           14.8
Policy benefits ceded to reinsurers..........................................        (205.1)          (91.9)         (64.8)
                                                                                ------------    ------------   ------------
POLICY BENEFITS..............................................................   $     476.0     $     486.7    $     436.4
                                                                                ============    ============   ============

Direct life insurance in force...............................................   $ 169,630.1     $ 155,862.7    $ 143,120.6
Life insurance in force assumed from reinsureds..............................       2,008.0         1,937.0        1,838.7
Life insurance in force ceded to reinsurers..................................    (109,353.1)      (96,150.1)     (90,812.5)
                                                                                ------------    ------------   ------------
LIFE INSURANCE IN FORCE......................................................   $  62,285.0     $  61,649.6    $  54,146.8
                                                                                ============    ============   ============
Percentage of amount assumed to net insurance in force.......................      3.2%            3.1%           3.4%
                                                                                ============    ============   ============

The policy benefit amounts above exclude changes in reserves, interest credited to policyholders and withdrawals, which total $892.4 million, $831.8 million and $904.7 million, net of reinsurance, for the years ended December 31, 2008, 2007 and 2006.

Irrevocable letters of credit aggregating $57.0 million at December 31, 2008 have been arranged with commercial banks in favor of us to collateralize the ceded reserves.

We assume and cede business related to our discontinued group accident and health reinsurance operations. While we are not writing any new contracts, we are contractually obligated to assume and cede premiums related to existing contracts. See Note 22 to these financial statements for more information.

6.   DEFERRED POLICY ACQUISITION COSTS

ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:                                            YEAR ENDED DECEMBER 31,
($ IN MILLIONS)                                                                 -------------------------------------------
                                                                                    2008            2007           2006
                                                                                ------------    ------------   ------------
Policy acquisition costs deferred............................................   $     341.7     $     463.8    $     329.2
Costs amortized to expenses:
  Recurring costs............................................................        (434.6)         (192.6)        (149.0)
  Credit related to realized investment gains (losses).......................          25.8            (0.2)           3.4
  Offsets to net unrealized investment gains or losses
    included in other comprehensive income...................................         709.3            63.4           16.2
                                                                                ------------    ------------   ------------
Change in deferred policy acquisition costs..................................         642.2           334.4          199.8
Deferred policy acquisition costs, beginning of year.........................       2,080.9         1,746.5        1,546.7
                                                                                ------------    ------------   ------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR...............................   $   2,723.1     $   2,080.9    $   1,746.5
                                                                                ============    ============   ============

Upon completion of a study during the fourth quarter of 2008, we updated our best estimate assumptions used to project expected gross profits and margins in the deferred policy acquisition cost amortization schedules. Major projection assumptions updated include mortality, lapse experience, expense, net investment income, and separate account investment return. In our review to develop the best estimate for these assumptions, we examined our own experience and market conditions. We updated our maintenance expenses and reallocated them among various lines of business. We also updated our projected separate account investment return assumption to the long term investment return as of January 1, 2009. The impact was to fully absorb the actual investment performance through December 31, 2008 into the amortization of deferred policy acquisition cost amortization and the projection of benefits under SOP 03-1 for the guaranteed minimum death benefit (GMDB) and guaranteed minimum income benefit (GMIB) riders. The greatest impact of the unlocking was on the annuity block, where the effects of these adjustments resulted in an overall increase in deferred policy acquisition cost amortization for the annuity block of $116.8 million and an increase in the GMIB and GMDB reserves of $11.3 million and $3.4 million, respectively. The UL/VUL lines had a decrease of $19.9 million to pre-tax net income due to unlocking. For the Traditional Life line the effects of these adjustments resulted in an increase in deferred policy acquisition cost amortization of $32.4 million.

Upon completion of a study during the fourth quarter of 2007, we updated our best estimate assumptions used to project expected gross profits and margins in the deferred policy acquisition cost amortization schedules. Major projection assumptions updated include lapse experience, investment margins and expenses. In our review to develop the best estimate, we examined our own experience and market conditions. We reflected higher interest earned in the investments, consistent with recent experience. Maintenance expenses were updated and reallocated among various lines of business. Additionally, we updated our system for calculating the SOP 03-1 reserves for guaranteed minimum death benefits, resulting in a release in the benefit reserve and a corresponding increase in deferred policy acquisition cost amortization for the quarter. The effects of these adjustments resulted in an overall $4.3 million pre-tax benefit to net income.

During the fourth quarter of 2006, Life and Annuity segment income benefited from an unlocking of assumptions. The unlocking was driven by revised assumptions for expected mortality, lapse experience, investment margins, and expenses. The effects of the unlocking resulted in an overall $8.2 million pre-tax benefit to net income.


7.   POLICY LIABILITIES AND ACCRUALS

Policyholder liabilities are primarily for participating life insurance policies and universal life insurance policies. For universal life, this includes deposits received from customers and investment earnings on their fund balances, which ranged from 3.00% to 5.25% as of December 31, 2008, less administrative and mortality charges.

PARTICIPATING LIFE INSURANCE

Participating life insurance in force was 20.1% and 23.0% of the face value of total individual life insurance in force at December 31, 2008 and 2007, respectively.

8.   GOODWILL

GROSS AND NET CARRYING AMOUNTS OF GOODWILL AND                                    YEAR ENDED DECEMBER 31,
OTHER INTANGIBLE ASSETS:                                         ----------------------------------------------------------
($ IN MILLIONS)                                                             2008                           2007
                                                                 ---------------------------    ---------------------------
                                                                     GROSS           NET            GROSS           NET
                                                                 ------------   ------------    ------------   ------------
GOODWILL.....................................................    $       6.8    $       5.2     $       6.8    $       5.2
                                                                 ============   ============    ============   ============

9.   INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

See Note 12 for information on available-for-sale debt and equity securities pledged as collateral.

FAIR VALUE AND COST OF DEBT AND EQUITY SECURITIES:                                 AS OF DECEMBER 31,
($ IN MILLIONS)                                                  ----------------------------------------------------------
                                                                            2008                           2007
                                                                 ---------------------------    ---------------------------
                                                                  FAIR VALUE        COST         FAIR VALUE        COST
                                                                 ------------   ------------    ------------   ------------
U.S. government and agency...................................    $     606.7    $     607.4     $     611.1    $     597.7
State and political subdivision..............................          192.7          195.2           234.3          224.7
Foreign government...........................................          182.5          174.3           197.2          172.0
Corporate....................................................        5,804.4        6,763.2         7,065.1        7,089.4
Mortgage-backed..............................................        2,432.8        2,805.3         2,826.9        2,876.3
Other asset-backed...........................................          596.8          916.1         1,032.2        1,107.2
                                                                 ------------   ------------    ------------   ------------
AVAILABLE-FOR-SALE DEBT SECURITIES...........................    $   9,815.9    $  11,461.5     $  11,966.8    $  12,067.3
                                                                 ============   ============    ============   ============

Amounts applicable to the closed block.......................    $   6,011.4    $   6,796.7     $   6,919.4    $   6,898.1
                                                                 ============   ============    ============   ============

AVAILABLE-FOR-SALE EQUITY SECURITIES.........................    $      25.2    $      24.3     $     191.8    $     159.5
                                                                 ============   ============    ============   ============

Amounts applicable to the closed block.......................    $       9.0    $       9.1     $     134.0    $     109.2
                                                                 ============   ============    ============   ============

UNREALIZED GAINS AND LOSSES FROM                                                   AS OF DECEMBER 31,
GENERAL ACCOUNT SECURITIES:                                      ----------------------------------------------------------
($ IN MILLIONS)                                                             2008                           2007
                                                                 ---------------------------    ---------------------------
                                                                     GAINS         LOSSES           GAINS         LOSSES
                                                                 ------------   ------------    ------------   ------------
U.S. government and agency...................................    $      23.9    $     (24.6)    $      21.6    $      (8.2)
State and political subdivision..............................            4.8           (7.3)           10.9           (1.3)
Foreign government...........................................           11.0           (2.8)           25.3           (0.1)
Corporate....................................................           43.1       (1,001.9)          161.5         (185.8)
Mortgage-backed..............................................           22.1         (394.6)           39.8          (89.2)
Other asset-backed...........................................            3.5         (322.8)            9.7          (84.7)
                                                                 ------------   ------------    ------------   ------------
DEBT SECURITIES GAINS (LOSSES)...............................    $     108.4    $  (1,754.0)    $     268.8    $    (369.3)
                                                                 ============   ============    ============   ============
DEBT SECURITIES NET GAINS (LOSSES)...........................                   $  (1,645.6)                   $    (100.5)
                                                                                ============                   ============

EQUITY SECURITIES GAINS (LOSSES).............................    $       1.1    $      (0.2)    $      37.0    $      (4.7)
                                                                 ============   ============    ============   ============
EQUITY SECURITIES NET GAINS..................................    $       0.9                    $      32.3
                                                                 ============                   ============

AGING OF TEMPORARILY IMPAIRED                                           AS OF DECEMBER 31, 2008
DEBT AND EQUITY SECURITIES:                  -------------------------------------------------------------------------------
($ IN MILLIONS)                                LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS              TOTAL
                                             -------------------------   ------------------------   ------------------------
                                                FAIR       UNREALIZED       FAIR      UNREALIZED       FAIR      UNREALIZED
                                                VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                             -----------   -----------   -----------  -----------   -----------  -----------
DEBT SECURITIES
U.S. government and agency................   $     79.8    $     (5.1)   $     33.7   $    (19.5)   $    113.5   $    (24.6)
State and political subdivision...........         37.9          (4.7)         39.3         (2.6)         77.2         (7.3)
Foreign government........................         64.9          (2.8)          1.0         --            65.9         (2.8)
Corporate.................................      2,698.3        (362.6)      1,764.0       (639.3)      4,462.3     (1,001.9)
Mortgage-backed...........................        659.0         (81.9)        722.3       (312.7)      1,381.3       (394.6)
Other asset-backed........................        163.2         (67.5)        354.4       (255.3)        517.6       (322.8)
                                             -----------   -----------   -----------  -----------   -----------  -----------
DEBT SECURITIES...........................   $  3,703.1    $   (524.6)   $  2,914.7   $ (1,229.4)   $  6,617.8   $ (1,754.0)
EQUITY SECURITIES.........................          0.9          (0.2)         --           --             0.9         (0.2)
                                             -----------   -----------   -----------  -----------   -----------  -----------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....   $  3,704.0    $   (524.8)   $  2,914.7   $ (1,229.4)   $  6,618.7   $ (1,754.2)
                                             ===========   ===========   ===========  ===========   ===========  ===========

AMOUNTS INSIDE THE CLOSED BLOCK...........   $  2,353.8    $   (305.9)   $  1,456.0   $   (554.5)   $  3,809.8   $   (860.4)
                                             ===========   ===========   ===========  ===========   ===========  ===========

AMOUNTS OUTSIDE THE CLOSED BLOCK..........   $  1,350.2    $   (218.9)   $  1,458.7   $   (674.9)   $  2,808.9   $   (893.8)
                                             ===========   ===========   ===========  ===========   ===========  ===========

AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE.........   $    145.3    $    (49.9)   $    159.3   $    (94.0)   $    304.6   $   (143.9)
                                             ===========   ===========   ===========  ===========   ===========  ===========
AFTER OFFSETS FOR DEFERRED ACQUISITION
  COST ADJUSTMENT AND TAXES...............                 $    (65.2)                $   (197.0)                $   (262.2)
                                                           ===========                ===========                ===========
NUMBER OF SECURITIES......................                    1,654                      1,623                      3,277
                                                           ===========                ===========                ===========

Unrealized losses of below investment grade debt securities outside the Closed Block with a fair value of less than 80% of the securities amortized cost totaled $125.8 million at December 31, 2008 ($39.9 million after offsets for taxes and deferred policy acquisition cost amortization), of which $10.5 million is greater than 20% and over 12 months.

Unrealized losses of below investment grade debt securities held in the Closed Block with a fair value of less than 80% of the securities amortized cost totaled $113.3 million at December 31, 2008 ($32.8 million after offsets for change in policy dividend obligation), of which $12.4 million is greater than 20% and over 12 months.

The securities are considered to be temporarily impaired at December 31, 2008 as each of these securities has performed, and is expected to perform, in accordance with their original contractual terms, and we have the ability and intent to hold these securities until they recover their value.

AGING OF TEMPORARILY IMPAIRED                                            AS OF DECEMBER 31, 2007
($ IN MILLIONS)                              -------------------------------------------------------------------------------
                                               LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS              TOTAL
                                             -------------------------   ------------------------   ------------------------
                                                FAIR       UNREALIZED       FAIR      UNREALIZED       FAIR      UNREALIZED
                                                VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                             -----------   -----------   -----------  -----------   -----------  -----------
DEBT SECURITIES
U.S. government and agency................   $     12.6    $     (0.7)   $    133.9   $     (7.5)   $    146.5   $     (8.2)
State and political subdivision...........          1.2          --            47.4         (1.3)         48.6         (1.3)
Foreign government........................          0.2          --             8.9         (0.1)          9.1         (0.1)
Corporate.................................      1,064.0         (68.2)      2,240.6       (117.6)      3,304.6       (185.8)
Mortgage-backed...........................        447.7         (35.0)      1,199.9        (54.2)      1,647.6        (89.2)
Other asset-backed........................        539.3         (58.5)        249.8        (26.2)        789.1        (84.7)
                                             -----------   -----------   -----------  -----------   -----------  -----------
DEBT SECURITIES...........................   $  2,065.0    $   (162.4)   $  3,880.5   $   (206.9)   $  5,945.5   $   (369.3)
EQUITY SECURITIES.........................         49.6          (4.7)         --           --            49.6         (4.7)
                                             -----------   -----------   -----------  -----------   -----------  -----------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....   $  2,114.6    $   (167.1)   $  3,880.5   $   (206.9)   $  5,995.1   $   (374.0)
                                             ===========   ===========   ===========  ===========   ===========  ===========

AMOUNTS INSIDE THE CLOSED BLOCK...........   $  1,082.7    $    (85.4)   $  1,880.4   $    (93.0)   $  2,963.1   $   (178.4)
                                             ===========   ===========   ===========  ===========   ===========  ===========

AMOUNTS OUTSIDE THE CLOSED BLOCK..........   $  1,031.9    $    (81.7)   $  2,000.1   $   (113.9)   $  3,032.0   $   (195.6)
                                             ===========   ===========   ===========  ===========   ===========  ===========

AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE.........   $     93.1    $     (4.5)   $    172.1   $    (21.6)   $    265.2   $    (26.1)
                                             ===========   ===========   ===========  ===========   ===========  ===========
AFTER OFFSETS FOR DEFERRED ACQUISITION
  COST ADJUSTMENT AND TAXES...............                 $    (25.4)                $    (39.1)                $    (64.5)
                                                           ===========                ===========                ===========
NUMBER OF SECURITIES......................                    1,079                      1,447                      2,526
                                                           ===========                ===========                ===========

Unrealized losses of below investment grade debt securities outside the Closed Block with a fair value of less than 80% of the securities amortized cost totaled $10.6 million at December 31, 2007 ($2.6 million after offsets for taxes and deferred policy acquisition cost amortization). These have been at significant unrealized loss positions on a continuous basis for six months or less.

Unrealized losses of below investment grade debt securities held in the Closed Block with a fair value of less than 80% of the securities amortized cost totaled $10.0 million at December 31, 2007 ($0.0 million after offsets for change in policy dividend obligation). These have been at significant unrealized loss positions on a continuous basis for six months or less.

The securities are considered to be temporarily impaired at December 31, 2007 as each of these securities has performed, and is expected to perform, in accordance with their original contractual terms, and we have the ability and intent to hold these securities until they recover their value.

VENTURE CAPITAL PARTNERSHIPS

In October 2005, we entered into an agreement to sell $138.5 million of the venture capital assets held in the open block to an outside party. The first phase of the sale closed in 2005 and the remaining partnerships were sold in the first quarter of 2006. The carrying value of the funds sold in 2005 was $98.8 million (net of a $6.7 million pre-tax realized loss on partnerships to be sold in 2006) and an additional $33.8 million was sold in 2006. A pre-tax realized loss of $13.9 million was recognized in 2005 and a pre-tax gain of $4.2 million was recognized in 2006 upon the completion of the sale.

INVESTMENT ACTIVITY IN VENTURE CAPITAL PARTNERSHIPS:                                     YEAR ENDED DECEMBER 31,
($ IN MILLIONS)                                                                 -------------------------------------------
                                                                                    2008            2007           2006
                                                                                ------------    ------------   ------------
Contributions................................................................   $      49.5     $      59.5    $      41.8
Equity in earnings of partnerships...........................................          (4.5)           27.0            3.2
Distributions................................................................         (18.3)          (30.0)         (23.8)
Proceeds from sale of partnership interests..................................          --              --            (51.9)
Realized loss on sale of partnership interests...............................          --              --              2.4
                                                                                ------------    ------------   ------------
Change in venture capital partnerships.......................................          26.7            56.5          (28.3)
Venture capital partnership investments, beginning of year...................         173.3           116.8          145.1
                                                                                ------------    ------------   ------------
VENTURE CAPITAL PARTNERSHIP INVESTMENTS, END OF YEAR.........................   $     200.0     $     173.3    $     116.8
                                                                                ============    ============   ============

AMOUNTS APPLICABLE TO THE CLOSED BLOCK.......................................   $     188.5     $     157.3    $      97.9
                                                                                ============    ============   ============

OTHER INVESTMENTS

OTHER INVESTMENTS:                                                                                  AS OF DECEMBER 31,
($ IN MILLIONS)                                                                                 ---------------------------
                                                                                                    2008           2007
                                                                                                ------------   ------------
Transportation and other equipment leases...................................................    $      52.6    $      57.7
Mezzanine partnerships......................................................................          174.8          151.6
Affordable housing partnerships.............................................................           15.3           17.7
Derivative instruments (Note 13)............................................................          177.7           22.7
Mortgage loans..............................................................................           11.6           15.6
Real estate.................................................................................           42.4           48.1
Other interests.............................................................................           27.5           --
Other partnership interests(1)..............................................................          111.6          119.3
                                                                                                ------------   ------------
OTHER INVESTED ASSETS.......................................................................    $     613.5    $     432.7
                                                                                                ============   ============

Amounts applicable to the closed block......................................................    $     153.3    $     123.7
                                                                                                ============   ============

--------------
(1)  Represents primarily hedge funds and direct equity investments.

STATUTORY DEPOSITS

Pursuant to certain statutory requirements, as of December 31, 2008, our Life Companies had on deposit securities with a fair value of $72.9 million in insurance department special deposit accounts. Our Life Companies are not permitted to remove the securities from these accounts without approval of the regulatory authority.

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

SOURCES OF NET INVESTMENT INCOME:                                                        YEAR ENDED DECEMBER 31,
                                                                                -------------------------------------------
($ IN MILLIONS)                                                                     2008            2007           2006
                                                                                ------------    ------------   ------------
Debt securities..............................................................   $     709.9     $     764.1    $     792.1
Equity securities............................................................           4.3             8.2            7.0
Mortgage loans...............................................................           1.0             1.7            6.2
Venture capital partnerships.................................................          (4.7)           27.0            3.2
Policy loans.................................................................         187.0           179.5          169.3
Other investments............................................................          13.6            43.8           40.0
Other income.................................................................           3.8             8.3           --
Cash and cash equivalents....................................................           6.1            15.2           13.0
                                                                                ------------    ------------   ------------
Total investment income......................................................         921.0         1,047.8        1,030.8
Discontinued operations......................................................          (3.0)           (7.5)          (6.6)
Investment expenses..........................................................         (20.3)          (21.2)         (15.1)
                                                                                ------------    ------------   ------------
NET INVESTMENT INCOME, GENERAL ACCOUNT INVESTMENTS...........................         897.7         1,019.1        1,009.1
Debt and equity securities pledged as collateral (Note 12)...................           7.9            15.7           19.0
                                                                                ------------    ------------   ------------
NET INVESTMENT INCOME........................................................   $     905.6     $   1,034.8    $   1,028.1
                                                                                ============    ============   ============

Amounts applicable to the closed block.......................................   $     523.1     $     571.6    $     540.7
                                                                                ============    ============   ============

For 2008, 2007 and 2006, net investment income was lower by $15.7 million, $16.7 million and $12.1 million, respectively, due to non-income producing debt securities. Of these amounts, $10.3 million, $8.8 million and $8.4 million, respectively, related to the closed block.

TYPES OF REALIZED INVESTMENT GAINS (LOSSES):                                             YEAR ENDED DECEMBER 31,
($ IN MILLIONS)                                                                 -------------------------------------------
                                                                                    2008            2007           2006
                                                                                ------------    ------------   ------------
Debt security impairments....................................................   $    (224.0)    $     (46.4)   $      (7.9)
Equity security impairments..................................................          (2.7)           (0.5)          --
Other invested asset impairments.............................................         (16.0)           (3.9)          --
Debt and equity securities pledged as collateral impairments.................          (2.3)           (0.8)          (1.0)
                                                                                ------------    ------------   ------------
IMPAIRMENT LOSSES............................................................        (245.0)          (51.6)          (8.9)
                                                                                ------------    ------------   ------------
Debt security transaction gains..............................................           8.1            21.9           62.1
Debt security transaction losses.............................................         (17.9)           (9.3)         (20.1)
Equity security transaction gains............................................          13.4            12.5           25.7
Equity security transaction losses...........................................         (42.9)           (3.0)          (3.8)
Mortgage loan transaction gains (losses).....................................          (0.1)            1.4            3.2
Venture capital partnership transaction gains (losses).......................          (3.0)           --              2.4
Affiliate equity security transaction gains..................................          --              13.7           10.4
Real estate transaction gains................................................           2.4             1.6           --
Real estate transaction losses...............................................          --              (0.2)          --
Debt and equity securities pledged as collateral gains.......................           2.2             2.6           --
Debt and equity securities pledged as collateral losses......................          --              (0.8)          --
Other investments transaction gains..........................................          --               8.9            2.9
Other investments transaction losses.........................................          (1.0)           (4.9)          --
                                                                                ------------    ------------   ------------
NET TRANSACTION GAINS (LOSSES)...............................................         (38.8)           44.4           82.8
                                                                                ------------    ------------   ------------
REALIZED GAINS (LOSSES) ON DERIVATIVE ASSETS AND LIABILITIES.................           6.3            (1.0)          (0.1)
                                                                                ------------    ------------   ------------
NET REALIZED INVESTMENT GAINS (LOSSES).......................................   $    (277.5)    $      (8.2)   $      73.8
                                                                                ============    ============   ============

Debt security impairments during 2008 impairment losses or $92.4 million related to residential mortgage-backed securities.

UNREALIZED INVESTMENT GAINS (LOSSES)

SOURCES OF CHANGES IN NET UNREALIZED INVESTMENT GAINS (LOSSES):                          YEAR ENDED DECEMBER 31,
($ IN MILLIONS)                                                                 -------------------------------------------
                                                                                    2008            2007           2006
                                                                                ------------    ------------   ------------
Debt securities..............................................................   $  (1,545.1)    $    (246.3)   $    (125.9)
Equity securities............................................................         (31.4)            1.2           12.7
Debt and equity securities pledged as collateral.............................          (2.3)          (16.4)          (9.1)
Other investments............................................................          (2.9)           (1.6)          --
                                                                                ------------    ------------   ------------
NET UNREALIZED INVESTMENT LOSSES.............................................   $  (1,581.7)    $    (263.1)   $    (122.3)
                                                                                ============    ============   ============

Net unrealized investment losses.............................................   $  (1,581.7)    $    (263.1)   $    (122.3)
                                                                                ------------    ------------   ------------
Applicable policyholder dividend obligation..................................        (128.0)         (121.5)         (73.8)
Applicable deferred policy acquisition costs.................................        (709.3)          (63.4)         (16.2)
Applicable deferred income tax benefit.......................................        (212.9)          (20.4)          (8.2)
                                                                                ------------    ------------   ------------
Offsets to net unrealized investment losses..................................      (1,050.2)         (205.3)         (98.2)
                                                                                ------------    ------------   ------------
NET UNREALIZED INVESTMENT LOSSES INCLUDED IN
  OTHER COMPREHENSIVE INCOME (NOTE 16).......................................   $    (531.5)    $     (57.8)   $     (24.1)
                                                                                ============    ============   ============

INVESTING CASH FLOWS

INVESTMENT PURCHASES, SALES, REPAYMENTS AND MATURITIES:                                   YEAR ENDED DECEMBER 31,
                                                                                -------------------------------------------
($ IN MILLIONS)                                                                     2008            2007           2006
                                                                                ------------    ------------   ------------
Debt security purchases......................................................   $  (4,740.4)    $  (3,923.2)   $  (4,451.0)
Equity security purchases....................................................         (85.2)          (76.6)         (54.9)
Venture capital partnership investments......................................         (49.5)          (60.0)         (41.8)
Other invested asset purchases...............................................        (450.3)         (159.7)         (88.5)
Policy loan advances, net....................................................        (155.1)          (58.5)         (77.0)
                                                                                ------------    ------------   ------------
INVESTMENT PURCHASES.........................................................   $  (5,480.5)    $  (4,278.0)   $  (4,713.2)
                                                                                ============    ============   ============

Debt securities sales........................................................   $   3,910.4     $   2,929.8    $   3,653.6
Debt securities maturities and repayments....................................       1,179.3         1,370.3        1,580.6
Equity security sales........................................................         172.1            68.6           87.4
Mortgage loan maturities and principal repayments............................           3.9            57.7           60.3
Venture capital partnership capital distributions............................          18.3            30.0           75.7
Real estate and other invested assets sales..................................         439.7           118.4          103.7
                                                                                ------------    ------------   ------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES..................................   $   5,723.7     $   4,574.8    $   5,561.3
                                                                                ============    ============   ============

The maturities of general account debt securities and mortgage loans, by contractual sinking fund payment and maturity, as of December 31, 2008 are summarized in the following table. Actual maturities will differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, we have the right to put or sell certain obligations back to the issuers and we may refinance mortgage loans. Refinancing of mortgage loans was not significant during the three years ended December 31, 2008.

MATURITIES OF DEBT SECURITIES:                                                                                 MATURITIES AT
($ IN MILLIONS)                                                                                                 FAIR VALUE
                                                                                                               ------------
Due in one year or less.....................................................................................   $     528.8
Due after one year through five years.......................................................................       1,975.8
Due after five years through ten years......................................................................       2,619.6
Due after ten years.........................................................................................       4,691.7
                                                                                                               ------------
TOTAL.......................................................................................................   $   9,815.9
                                                                                                               ============

ISSUER AND COUNTERPARTY CREDIT EXPOSURE

Credit exposure related to issuers and derivatives counterparties is inherent in investments and derivatives contracts with positive fair value or asset balances. We manage credit risk through the analysis of the underlying obligors, issuers and transaction structures. We review our debt security portfolio regularly to monitor the performance of obligors and assess the stability of their credit ratings. We also manage credit risk through industry and issuer diversification and asset allocation. Maximum exposure to an issuer or derivatives counterparty is defined by quality ratings, with higher quality issuers having larger exposure limits. We have an overall limit on below investment grade rated issuer exposure. To further mitigate the risk of loss on derivatives, we only enter into contracts in which the counterparty is a financial institution with a rating of A or higher.

As of December 31, 2008, we held derivatives with a fair value of $175.9 million. Derivative credit exposure was diversified with seven different counterparties. The debt security exposure of these issuers was $141.9 million. Our maximum amount of loss due to credit risk with these issuers was $317.8 million. See Note 13 to these financial statements for more information regarding derivatives.


10.  FINANCING ACTIVITIES

INDEBTEDNESS

INDEBTEDNESS:                                                                       AS OF DECEMBER 31,
($ IN MILLIONS)                                                  ----------------------------------------------------------
                                                                             2008                           2007
                                                                 ---------------------------    ---------------------------
                                                                  CARRYING         FAIR          CARRYING         FAIR
                                                                    VALUE          VALUE           VALUE          VALUE
                                                                 ------------   ------------    ------------   ------------
7.15% surplus notes..........................................    $     174.1    $     133.5     $     174.0    $     179.6
                                                                 ------------   ------------    ------------   ------------
TOTAL INDEBTEDNESS...........................................    $     174.1    $     133.5     $     174.0    $     179.6
                                                                 ============   ============    ============   ============

Our 7.15% surplus notes are due December 15, 2034. The carrying value of the 2034 notes is net of $0.9 million of unamortized original issue discount. Interest payments are at an annual rate of 7.15%, require the prior approval of the Superintendent of Insurance of the State of New York and may be made only out of surplus funds which the Superintendent determines to be available for such payments under New York Insurance Law. The notes may be redeemed at our option at any time at the "make-whole" redemption price set forth in the offering circular. New York Insurance Law provides that the notes are not part of our legal liabilities.

At December 31, 2008, Phoenix Life (together with The Phoenix Companies, Inc., the "Borrowers") had a $100 million unsecured senior revolving credit facility. Potential borrowers on the credit line were The Phoenix Companies, Inc. and Phoenix Life. The Phoenix Companies unconditionally guaranteed any loans under the facility to Phoenix Life. Base rate loans bore interest at the greater of Wachovia Bank, National Association's prime commercial rate or the federal funds rate plus 0.50%. Eurodollar rate loans bore interest at LIBOR plus an applicable percentage based on our Standard & Poor's and Moody's ratings. As of December 31, 2008, there were no borrowings on the credit facility.

The credit facility contained covenants that required us at all times to maintain a minimum level of consolidated stockholders' equity, based on GAAP standards in effect on June 6, 2006 and a maximum consolidated debt-to-capital ratio of 30%. In addition, Phoenix Life was required to maintain a minimum risk-based capital ratio of 325% and a minimum A.M. Best financial strength rating of "A-". Borrowings under the facility were not conditioned on the absence of a material adverse change.

On March 10, 2009, Phoenix Life's A. M. Best financial strength rating was downgraded from A to B++. Accordingly, on March 12, 2009, Phoenix gave notice that it was terminating the Credit Facility effective as of March 13, 2009.

Prior to the spin-off of our investment management business, Virtus Investment Partners, Inc. (Virtus) by The Phoenix Companies on December 31, 2008, Phoenix Life held an inter-company note receivable from Virtus, with a remaining principal balance of $33 million. In connection with the spin-off, Virtus repaid $13 million in principal and issued to Phoenix Life a new $20 million secured note to replace the $20 million remaining principal balance on the old note. The new note was issued at a market rate of interest and other arms-length terms and is scheduled to be repaid by December 31, 2010.

INTEREST EXPENSE ON INDEBTEDNESS:                                                        YEAR ENDED DECEMBER 31,
($ IN MILLIONS)                                                                 -------------------------------------------
                                                                                    2008            2007           2006
                                                                                ------------    ------------   ------------
INTEREST EXPENSE INCURRED....................................................   $      12.5     $      12.4    $      14.5
                                                                                ============    ============   ============
INTEREST PAID................................................................   $      12.5     $      12.5    $      14.6
                                                                                ============    ============   ============

11.  SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts. The assets supporting these contracts are carried at fair value and reported as separate account assets with an equivalent amount reported as separate account liabilities. Amounts assessed against the policyholder for mortality, administration, and other services are included within revenue in insurance, investment management and product fees. In 2008 and 2007 there were no gains or losses on transfers of assets from the general account to a separate account.

Many of our variable contracts offer various guaranteed minimum death, accumulation, withdrawal and income benefits. These benefits are offered in various forms as described in the footnotes to the table below. We currently cede to reinsurers a significant portion of the death benefit guarantees associated with our in-force block of business. We establish policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity policies as follows:

o Liabilities associated with the guaranteed minimum death benefit (GMDB) are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating the liabilities are generally consistent with those used for amortizing deferred policy acquisition costs.
o        Liabilities associated with the guaranteed minimum income benefit
         (GMIB) are determined by estimating the expected value of the income benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating such guaranteed income benefit liabilities are generally consistent with those used for amortizing deferred policy acquisition costs.

For annuities with GMDB and GMIB, 200 stochastically generated scenarios were used.

SEPARATE ACCOUNT INVESTMENTS OF ACCOUNT BALANCES OF CONTRACTS WITH GUARANTEES:                      AS OF DECEMBER 31,
($ IN MILLIONS)                                                                                 ---------------------------
                                                                                                    2008           2007
                                                                                                ------------   ------------
Debt securities.............................................................................    $     619.8    $     736.7
Equity funds................................................................................        1,810.1        2,895.4
Other.......................................................................................          135.7          103.9
                                                                                                ------------   ------------
TOTAL.......................................................................................    $   2,565.6    $   3,736.0
                                                                                                ============   ============

11. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES (CONTINUED)

CHANGES IN GUARANTEED LIABILITY BALANCES:                                                                YEAR ENDED
(NET OF REINSURANCE RECOVERABLES)                                                                    DECEMBER 31, 2008
($ IN MILLIONS)                                                                                 ---------------------------
                                                                                                   ANNUITY        ANNUITY
                                                                                                   GMDB(1)         GMIB
                                                                                                ------------   ------------
Liability balance as of January 1, 2008.....................................................    $       3.2    $       5.9
Incurred....................................................................................           11.7           16.2
Paid........................................................................................           (5.0)          --
                                                                                                ------------   ------------
LIABILITY BALANCE AS OF DECEMBER 31, 2008...................................................    $       9.9    $      22.1
                                                                                                ============   ============

CHANGES IN GUARANTEED LIABILITY BALANCES:                                                                YEAR ENDED
(NET OF REINSURANCE RECOVERABLES)                                                                    DECEMBER 31, 2007
                                                                                                ---------------------------
$ IN MILLIONS)                                                                                    ANNUITY        ANNUITY
                                                                                                   GMDB(1)         GMIB
                                                                                                ------------   ------------
Liability balance as of January 1, 2007.....................................................    $      32.2    $       3.7
Incurred....................................................................................          (26.3)           2.2
Paid........................................................................................           (2.7)          --
                                                                                                ------------   ------------
LIABILITY BALANCE AS OF DECEMBER 31, 2007...................................................    $       3.2    $       5.9
                                                                                                ============   ============

CHANGES IN GUARANTEED LIABILITY BALANCES:                                                                YEAR ENDED
($ IN MILLIONS)                                                                                      DECEMBER 31, 2006
                                                                                                ---------------------------
                                                                                                  ANNUITY        ANNUITY
                                                                                                  GMDB(1)         GMIB
                                                                                                ------------   ------------
Liability balance as of January 1, 2006                                                         $      32.7    $       2.5
Incurred                                                                                                3.2            1.2
Paid                                                                                                   (3.7)            --
                                                                                                ------------   ------------
LIABILITY BALANCE AS OF DECEMBER 31, 2006                                                       $      32.2    $       3.7
                                                                                                ------------   ------------

--------------
(1) The reinsurance recoverable asset related to the GMDB was $0.0 million, $1.4 million and $21.5 million as of December 31, 2008, 2007 and 2006, respectively.


The GMDB and GMIB guarantees are recorded in policy liabilities and accruals on our balance sheet. Changes in the liability are recorded in Policy benefits, excluding policyholder dividends, on our statement of operations. In a manner consistent with our policy for deferred policy acquisition costs, we regularly evaluate estimates used and adjust the additional liability balances, with a related charge or credit to benefit expense if actual experience or other evidence suggests that earlier assumptions should be revised.

We also offer certain variable products with a guaranteed minimum withdrawal benefit (GMWB), a guaranteed minimum accumulation benefit (GMAB) and a guaranteed pay-out annuity floor (GPAF).

The GMWB rider guarantees the policyholder a minimum amount of withdrawals and benefit payments over time, regardless of the investment performance of the contract, subject to an annual limit. Optional resets are available. In addition, we have introduced a feature for these contracts, beginning in the fourth quarter of 2005, that allows the policyholder to receive the guaranteed annual withdrawal amount for as long as they are alive.

The GMAB rider provides the contract holder with a minimum accumulation of their purchase payments deposited within a specific time period, adjusted for withdrawals, after a specified amount of time determined at the time of issuance of the variable annuity contract.

The GPAF rider provides the policyholder with a minimum payment amount if the variable annuity payment falls below this amount on the payment calculation date.

The Combination Rider includes the GMAB and GMWB riders as well as the GMDB rider at the policyholder's option.

11. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES (CONTINUED)

The GMWB, GMAB and GPAF represent embedded derivatives in the variable annuity contracts that are required to be reported separately from the host variable annuity contract. They are carried at fair value and reported in policyholder deposit funds. The fair value of the GMWB, GMAB and GPAF obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions.

As of December 31, 2008 and 2007, there was no reinsurance of the aggregate account value with the GMWB, GMAB and GPAF features. In order to minimize the volatility associated with the unreinsured liabilities, we have established an alternative risk management strategy. We began hedging our GMAB exposure in 2006 and GMWB exposure during fourth quarter 2007 using equity options, equity futures, swaps and swaptions. These investments are included in other invested assets on our balance sheet. Embedded derivative liabilities for GMWB, GMAB and GPAF are shown in the shown in the table below. Benefit payments made for the GMWB, GMAB and GPAF during 2008 or 2007 were immaterial.

EMBEDDED DERIVATIVE LIABILITIES:                                                                    AS OF DECEMBER 31,
($ IN MILLIONS)                                                                                 ---------------------------
                                                                                                    2008           2007
                                                                                                ------------   ------------
GMWB                                                                                            $      63.7    $      (1.5)
GMAB                                                                                                   52.8            1.8
GPAF                                                                                                    2.0            1.7
                                                                                                ------------   ------------
TOTAL EMBEDDED DERIVATIVES                                                                      $     118.5    $       2.0
                                                                                                ------------   ------------

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guarantees of benefits that are payable upon annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the policyholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance.

ADDITIONAL INSURANCE BENEFITS:                                                                   NET AMOUNT      AVERAGE
($ IN MILLIONS)                                                            ACCOUNT             AT RISK AFTER   ATTAINED AGE
                                                                            VALUE               REINSURANCE    OF ANNUITANT
                                                                        ---------------         ------------   ------------
GMDB return of premium..............................................    $      1,069.4          $     184.6             60
GMDB step up........................................................           1,438.8                509.4             60
GMDB earnings enhancement benefit (EEB).............................              50.1                  7.3             60
GMDB greater of annual step up and roll up..........................              28.1                 15.2             63
                                                                        ---------------         ------------
TOTAL GMDB AT DECEMBER 31, 2008.....................................    $      2,586.4          $     716.5
                                                                        ===============         ============

Combination Rider...................................................    $          5.3                                  59
GMIB                                                                             335.6                                  55
GMAB................................................................             464.1                                  60
GMWB................................................................             413.2                                  60
GPAF................................................................              18.5                                  75
                                                                        ---------------
TOTAL AT DECEMBER 31, 2008..........................................    $      1,236.7
                                                                        ===============

With the return of premium, the death benefit is the greater of current account value or premiums paid (less any adjusted partial withdrawals).

With the step up, the death benefit is the greater of current account value, premiums paid (less any adjusted partial withdrawals) or the annual step up amount prior to the eldest original owner attaining a certain age. On and after the eldest original owner attains that age, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the eldest original owner's attaining that age plus premium payments (less any adjusted partial withdrawals) made since that date.

11. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES (CONTINUED)

With the EEB, the death benefit is the greater of the premiums paid (less any adjusted partial withdrawals) or the current account value plus the EEB. The EEB is an additional amount designed to reduce the impact of taxes associated with distributing contract gains upon death.

With the greater of annual step up and annual roll up, the death benefit is the greater of premium payments (less any adjusted partial withdrawals), the annual step up amount, the annual roll up amount or the current account value prior to the eldest original owner attaining age 81. On and after the eldest original owner attained age 81, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the eldest original owner's attained age of 81 plus premium payments (less any adjusted partial withdrawals) made since that date.

Liabilities for universal life are generally determined by estimating the expected value of losses when death benefits exceed revenues and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating these liabilities are consistent with those used for amortizing deferred policy acquisition costs. A single set of best estimate assumptions is used since these insurance benefits do not vary significantly with capital markets volatility. At December 31, 2008 and 2007, we held additional universal life benefit reserves of $68.0 million and $34.7 million, respectively.


12.  INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED
     OBLIGATIONS

We are involved with various collateralized obligation trusts in the normal course of business that may be deemed to be variable interest entities and, as a result, we may be deemed to hold interests in those entities. The collateralized obligation trusts reside in bankruptcy remote special purpose entities (SPEs) for which we provide neither recourse nor guarantees. We consolidated two collateralized obligation trusts as of December 31, 2008, 2007 and 2006. As of December 31, 2008, we had no direct investment in the two consolidated collateralized obligation trusts. We earned investment income on debt and equity securities pledged as collateral, net of interest expense on collateralized obligations and applicable minority interest of $0.4 million, $0.5 million and $0.7 million for the years ended December 31, 2008, 2007 and 2006, respectively, related to these consolidated obligation trusts.

FAIR VALUE AND COST OF  DEBT AND EQUITY SECURITIES                                   AS OF DECEMBER 31,
PLEDGED AS COLLATERAL:                                           ----------------------------------------------------------
($ IN MILLIONS)                                                             2008                           2007
                                                                 ---------------------------    ---------------------------
                                                                  FAIR VALUE        COST         FAIR VALUE        COST
                                                                 ------------   ------------    ------------   ------------
Debt securities pledged as collateral........................    $     148.0    $     150.5     $     219.1    $     219.3
Equity securities pledged as collateral......................           --              0.1            --              0.1
                                                                 ------------   ------------    ------------   ------------
TOTAL DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL.......    $     148.0    $     150.6     $     219.1    $     219.4
                                                                 ============   ============    ============   ============

Cash and accrued investment income of $8.4 million and $13.4 million at December 31, 2008 and 2007, respectively.

Non-recourse collateralized obligations are comprised of callable collateralized obligations of $240.1 million and $307.2 million at December 31, 2008 and 2007, respectively, and non-recourse derivative cash flow hedge liability of $5.1 million (notional amount of $170.7 million with a maturity of June 1, 2009) and $10.7 million (notional amount of $211.1 million with a maturity of June 1, 2009) at December 31, 2008 and 2007, respectively.

12. INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED OBLIGATIONS (CONTINUED)

GROSS AND NET UNREALIZED GAINS AND LOSSES FROM                                       AS OF DECEMBER 31,
DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL:                ----------------------------------------------------------
($ IN MILLIONS)                                                             2008                           2007
                                                                 ---------------------------    ---------------------------
                                                                     GAINS         LOSSES           GAINS         LOSSES
                                                                 ------------   ------------    ------------   ------------
Debt securities pledged as collateral........................    $      11.0    $     (13.5)    $      29.0    $     (29.2)
Equity securities pledged as collateral......................           --             (0.1)           --             (0.1)
                                                                 ------------   ------------    ------------   ------------
TOTAL........................................................    $      11.0    $     (13.6)    $      29.0    $     (29.3)
                                                                 ============   ============    ============   ============
NET UNREALIZED LOSSES........................................                   $      (2.6)                   $      (0.3)
                                                                                ============                   ============

AGING OF TEMPORARILY IMPAIRED DEBT AND                                   AS OF DECEMBER 31, 2008
EQUITY SECURITIES PLEDGED AS COLLATERAL:      -----------------------------------------------------------------------------
($ IN MILLIONS)                                  LESS THAN 12 MONTHS      GREATER THAN 12 MONTHS             TOTAL
                                              ------------------------   ------------------------  ------------------------
                                                  FAIR      UNREALIZED       FAIR      UNREALIZED      FAIR      UNREALIZED
                                                  VALUE       LOSSES        VALUE        LOSSES       VALUE        LOSSES
                                              -----------  -----------   -----------  -----------  -----------  -----------
Corporate..................................   $     11.8   $     (1.4)   $     --     $     (0.1)  $     11.8   $     (1.5)
Mortgage-backed............................         17.3         (3.0)          8.1         (3.6)        25.4         (6.6)
Other asset-backed.........................          9.5         (2.8)          2.0         (2.6)        11.5         (5.4)
                                              -----------  -----------   -----------  -----------  -----------  -----------
DEBT SECURITIES............................   $     38.6   $     (7.2)   $     10.1   $     (6.3)  $     48.7   $    (13.5)
EQUITY SECURITIES PLEDGED AS COLLATERAL....         --           --            --           (0.1)        --           (0.1)
                                              -----------  -----------   -----------  -----------  -----------  -----------
TOTAL TEMPORARILY IMPAIRED SECURITIES
  PLEDGED AS COLLATERAL....................   $     38.6   $     (7.2)   $     10.1   $     (6.4)  $     48.7   $    (13.6)
                                              ===========  ===========   ===========  ===========  ===========  ===========

Gross unrealized losses on debt securities with a fair value less than 80% of the security's amortized cost totaled $9.9 million at December 31, 2008. The majority of these debt securities are investment grade issues that continue to perform to their original contractual terms at December 31, 2008.

MATURITIES OF DEBT SECURITIES PLEDGED AS COLLATERAL:                                                               FAIR
($ IN MILLIONS)                                                                                       COST         VALUE
                                                                                                   -----------  -----------
Due in one year or less.....................................................................       $     11.0   $     11.7
Due after one year through five years.......................................................              9.3          8.7
Due after five years through ten years......................................................             20.4         15.6
Due after ten years.........................................................................            109.8        112.0
                                                                                                   -----------  -----------
TOTAL DEBT SECURITIES.......................................................................       $    150.5   $    148.0
                                                                                                   ===========  ===========

The amount of collateralized debt obligation-related derivative cash flow hedge ineffectiveness recognized through earnings for the years ended December 31, 2008, 2007 and 2006 was $0.3 million, $0.8 million and $0.3 million, respectively. See Note 9 to these financial statements for information on realized investment losses related to these collateralized debt obligations.

EFFECT OF CONSOLIDATION OF                                                                      AS OF AND FOR THE
COLLATERALIZED OBLIGATION TRUSTS:                                                            YEAR ENDED DECEMBER 31,
($ IN MILLIONS)                                                                       -------------------------------------
                                                                                         2008          2007        2006
                                                                                      -----------  -----------  -----------
INCREASE (DECREASE) IN NET INCOME................................................     $     (4.2)  $      1.0   $     (1.0)
                                                                                      ===========  ===========  ===========
REDUCTION TO STOCKHOLDERS' EQUITY................................................     $    (88.8)  $    (85.4)  $    (71.2)
                                                                                      ===========  ===========  ===========

12. INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED OBLIGATIONS (CONTINUED)

The above non-cash credits (charges) to net income (loss) and stockholders' equity primarily relate to realized and unrealized investment losses within the collateralized obligation trusts. Upon maturity or other liquidation of the trusts, the fair value of the investments pledged as collateral will be used to settle the non-recourse collateralized obligations with any shortfall in such investments inuring to the third-party note and equity holders. To the extent there remains a recorded liability for non-recourse obligations after all the assets pledged as collateral are exhausted, such amount will be reduced to zero with a corresponding benefit to earnings. Accordingly, these investment losses and any future investment losses under this method of consolidation will ultimately reverse upon the maturity or other liquidation of the non-recourse collateralized obligations. These non-recourse obligations mature between 2011 through 2012 but contain call provisions. The call provisions may be triggered at the discretion of the equity investors based on market conditions and are subject to certain contractual limitations.


13.  DERIVATIVE INSTRUMENTS

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

DERIVATIVE INSTRUMENTS HELD IN                                                             AS OF DECEMBER 31,
GENERAL ACCOUNT:                                                         ------------------------------------------------------
($ IN MILLIONS)                                                                    2008                         2007
                                                                         --------------------------  --------------------------
                                               NOTIONAL
                                                AMOUNT       MATURITY        ASSET      LIABILITY        ASSET       LIABILITY
                                              -----------  -----------   ------------  ------------  ------------  ------------
INTEREST RATE SWAPS.......................    $     194.0   2018-2019    $      28.6   $       1.6   $       0.2   $       0.2
CROSS CURRENCY SWAPS......................           35.0   2012-2016            5.4           0.2          --             2.9
SWAPTIONS.................................          356.0     2011              37.5          --            --            --
PUT OPTIONS...............................          357.0   2018-2023           73.1          --            21.5          --
CALL OPTIONS..............................           24.0     2009               1.2          --             0.5          --
FUTURES CONTRACTS.........................          214.0     2009              31.9          --             0.5          --
                                              -----------                ------------  ------------  ------------  ------------
TOTAL GENERAL ACCOUNT
  DERIVATIVE INSTRUMENT POSITIONS.........    $   1,180.0                $     177.7   $       1.8   $      22.7   $       3.1
                                              ===========                ============  ============  ============  ============

INTEREST RATE SWAPS

We use interest rate swaps that effectively convert variable rate cash flows to fixed cash flows in order to hedge the interest rate risks associated with guaranteed minimum living benefit (GMAB/GMWB) rider liabilities. These interest rate swaps do not qualify for hedge accounting treatment and are stated at fair value (market value) with their change in valuation reported in net realized capital gains/losses.

INTEREST RATE OPTIONS

We use interest rate options, such as swaptions, to hedge against market risks to assets or liabilities from substantial changes in interest rates. An interest rate swaption gives us the right but not the obligation to enter into an underlying swap. Swaptions are options on interest rate swaps. All of our swaption contracts are receiver swaptions, which give us the right to enter into a swap where we will receive the agreed-upon fixed rate and pay the floating rate. If the market conditions are favorable and the swap is needed to continue hedging our inforce liability business, we will exercise the swaption and enter into a fixed rate swap. If a swaption contract is not exercised by its option maturity date, it expires with no value.

CROSS CURRENCY SWAPS

We use cross currency swaps to hedge against market risks from changes in foreign currency exchange rates. Currency swaps are used to swap bond asset cash flows denominated in a foreign currency back to U.S. dollars. Under foreign currency swaps, we agree with another party (referred to as the counterparty) to exchange principal and periodic interest payments denominated in foreign currency for payments in U.S. dollars. Counterparties to such financial instruments expose us to credit-related losses in the event of nonperformance, but we do not expect any counterparties to fail to meet their obligations given their high credit ratings. The credit exposure of cross currency swaps is the fair value (market value) of contracts with a positive fair value (market value) at the reporting date.

EXCHANGE TRADED FUTURE CONTRACTS

We use equity index futures to hedge the market risks from changes in the value of equity indices, such as S&P 500, associated with guaranteed minimum living benefit (GMAB/GMWB) rider liabilities. Positions are short-dated, exchange-traded futures with maturities of three months.

EQUITY INDEX OPTIONS
We use the following to hedge against market risks from changes in volatility, interest rates, and equity indices associated with our Life and Annuity products:

     o Equity index options, such as S&P 500 puts for the variable annuity guaranteed minimum living benefit (GMAB/GMWB) rider liabilities;

     o Equity index options, such as S&P 500 European calls for the Equity Index Universal Life (EIUL); and

     o Equity index options, such as S&P European, Asian and Binary calls for the Equity Index Annuity (EIA).

An equity index put option affords us the right to sell a specified equity index at the established price determined at the time the instrument was purchased. We may use short-dated options, which are traded on exchanges or use long-dated over-the-counter options, which require entering into an agreement with another party (referred to as the counterparty).

An equity index call option affords us the right to buy a specified equity index at the established price determined at the time the instrument was purchased. We used exact-dated options, which are traded over-the-counter with another party (referred to as the counterparty) to closely replicate the option payoff profile embedded in EIA and EIUL liabilities.

We are exposed to credit-related losses in the event of nonperformance by counterparties to fail to meet their obligations given their high credit ratings. The credit exposure of equity index options is the fair value (market value) of contracts with a positive fair value (market value) at the reporting date.


14.  FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 157, "Fair Value Measurements" (SFAS 157), defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the quality of inputs used to measure fair value and enhances disclosure requirements for fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

SFAS 157 establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels, from highest to lowest, are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets. Level 1 securities include highly liquid government bonds, mortgage products, exchange-traded equities and exchange-traded corporate debt.
Level 2 - inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument. Examples of such instruments include certain collateralized mortgage and debt obligations and certain high-yield debt securities.
Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement. Securities classified within Level 3 include broker quoted investments, certain residual interests in securitizations and other less liquid securities. Most valuations that are based on brokers' prices are classified as Level 3 due to a lack of transparency in the process they use to develop prices.

A financial instrument's categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The following table presents the financial instruments carried at fair value as of December 31, 2008, by SFAS 157 valuation hierarchy (as described above).

FAIR VALUES OF FINANCIAL INSTRUMENTS BY LEVEL:                                     AS OF DECEMBER 31, 2008
($ IN MILLIONS)                                                  ----------------------------------------------------------
                                                                    LEVEL 1        LEVEL 2         LEVEL 3         TOTAL
                                                                 ------------   ------------    ------------   ------------
ASSETS
Available-for-sale debt securities                               $     224.4    $   8,688.1     $     942.4    $   9,854.9
Available-for-sale equity securities                                     0.8            1.0            23.4           25.2
Derivative assets                                                       --            177.7            --            177.7
Separate account assets                                              7,259.9          610.3            60.0        7,930.2
Debt and equity securities pledged as collateral                        --            139.2             8.8          148.0
Fair value option investments                                           --             34.4            --             34.4
                                                                 ------------   ------------    ------------   ------------
TOTAL ASSETS                                                     $   7,485.1    $   9,650.7     $   1,034.6    $  18,170.4
                                                                 ============   ============    ============   ============
LIABILITIES
Derivative liabilities                                           $      --      $       1.8     $     118.5    $     120.3
                                                                 ------------   ------------    ------------   ------------
TOTAL LIABILITIES                                                $      --      $       1.8     $     118.5    $     120.3
                                                                 ============   ============    ============   ============
CARRYING AMOUNTS AND ESTIMATED FAIR VALUES OF                                        AS OF DECEMBER 31,
FINANCIAL INSTRUMENTS:                                           ----------------------------------------------------------
($ IN MILLIONS)                                                              2008                           2007
                                                                 ---------------------------    ---------------------------
                                                                  CARRYING         FAIR          CARRYING         FAIR
                                                                    VALUE          VALUE           VALUE          VALUE
                                                                 ------------   ------------    ------------   ------------
Cash and cash equivalents....................................    $     340.1    $     340.1     $     366.8    $     366.8
Available-for-sale debt securities (Note 9)..................        9,815.9        9,815.9        11,966.8       11,966.8
Available-for-sale equity securities (Note 9)................           25.2           25.2           191.8          191.8
Mortgage loans (Note 9)......................................           11.6           11.1            15.6           14.3
Debt and equity securities pledged as collateral (Note 12)...          148.0          148.0           219.1          219.1
Derivative financial instruments.............................          177.7          177.7            22.7           22.7
                                                                 ------------   ------------    ------------   ------------
FINANCIAL ASSETS.............................................    $  10,518.5    $  10,518.0     $  12,782.8    $  12,781.5
                                                                 ============   ============    ============   ============

Investment contracts.........................................    $   1,616.6    $   1,627.3     $   1,808.9    $   1,803.9
Non-recourse collateralized obligations (Note 12)............          245.2          156.4           317.9          232.5
Indebtedness (Note 10).......................................          174.1          133.5           174.0          179.6
Derivative financial instruments.............................            1.8            1.8             3.1            3.1
                                                                 ------------   ------------    ------------   ------------
FINANCIAL LIABILITIES........................................    $   2,037.7    $   1,919.0     $   2,303.9    $   2,219.1
                                                                 ============   ============    ============   ============

Available-for-sale debt securities are reported net of $39.0 million of investments included in other assets on our balance sheet because they are allocated to discontinued reinsurance operations. See Note 16 to these financial statements for further information.

Fair value option investments also include a structured loan asset valued at $34.4 million as of December 31, 2008. We elected to apply the fair value option to this note at the time of its acquisition. We purchased the note to obtain principal protection without sacrificing earnings potential. Election of the fair value option allows current earnings recognition and is more consistent with management's view of the security's underlying economics.

We have an established process for determining fair values. Fair value is based upon quoted market prices, where available. If listed prices or quotes are not available, fair value is based upon internally developed models that use primarily market-based or independently-sourced market parameters, including interest rate yield curves, option volatilities and currency rates. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value. These adjustments include amounts to reflect counterparty credit quality, our own creditworthiness, liquidity and unobservable parameters that are applied consistently over time. The majority of the valuations of Level 3 assets were internally calculated or obtained from independent third-party broker quotes.

Following is a description of our valuation methodologies for assets and liabilities measured at fair value. Such valuation methodologies were applied to all of the assets and liabilities carried at fair value, whether as a result of the adoption of SFAS 159 or previously carried at fair value.

STRUCTURED ASSETS

To determine fair values for certain structured, collateralized loan obligations
(CLO) and collateralized debt obligation (CDO) assets for which current pricing indications either do not exist, or are based on inactive markets or sparse transactions, we utilize the following method.

For CLO and CDO assets, fair value was determined based on projected cash flows under default, recovery, collateral prepayment, and reinvestment spread assumptions which reflect the underlying collateral's actual default experience, collateral performance, assessment of the collateral manager's ability to actively manage and effect portfolio credit decisions, 12-month trailing credit migration trends in the bank loan and corporate debt markets, and historical studies, where available. An appropriate discount rate was then applied, determined by using a rate composed of the current U.S. treasury rate, plus a current net credit spread derived from corporate bonds with the same credit rating, plus an additional spread for liquidity and structure relative to active markets, based on average life, and credit rating. In addition to the level of implied liquidity spreads embedded in broker pricing indications, current AAA-rated CLO spreads and normalized liquidity spreads by rating, we also gave consideration to deal-specific characteristics, such as rating stability, credit subordination, collateral performance tests, collateral composition, collateral manager and default scenario sensitivity testing results to show adequate cushion against emergence of future losses. Approximately $134.1 million of debt securities, or 1.0% of our general account portfolio, was priced in accordance with this methodology.

DERIVATIVES

Exchange-traded derivatives valued using quoted prices are classified within Level 1 of the valuation hierarchy. However, few classes of derivative contracts are listed on an exchange; therefore, the majority of our derivative positions are valued using internally developed models that use as their basis readily observable market parameters and are classified within Level 2 of the valuation hierarchy. Such derivatives include basic interest rate swaps, options and credit default swaps.

Fair values for over-the-counter (OTC) derivative financial instruments, principally forwards, options and swaps, represent the present value of amounts estimated to be received from or paid to a marketplace participant in settlement of these instruments (i.e., the amount we would expect to receive in a derivative asset assignment or would expect to pay to have a derivative liability assumed). These derivatives are valued using pricing models based on the net present value of estimated future cash flows and directly observed prices from exchange-traded derivatives or other OTC trades, while taking into account the counterparty's credit ratings, or our own credit ratings, as appropriate. Determining the fair value for OTC derivative contracts can require a significant level of estimation and management judgment.

New and/or complex instruments may have immature or limited markets. As a result, the pricing models used for valuation often incorporate significant estimates and assumptions that market participants would use in pricing the instrument, which may impact the results of operations reported in the consolidated financial statements. For long-dated and illiquid contracts, extrapolation methods are applied to observed market data in order to estimate inputs and assumptions that are not directly observable. This enables us to mark to market all positions consistently when only a subset of prices are directly observable. Values for OTC derivatives are verified using observed information about the costs of hedging the risk and other trades in the market. As the markets for these products develop, we will continually refine our pricing models to correlate more closely to the market risk of these instruments.

RETAINED INTEREST IN SECURITIZATION

Retained interests in securitizations do not trade in an active, open market with readily observable prices. Accordingly, we estimate the fair value of certain retained interests in securitizations using discounted cash flow (DCF) models.

For certain other retained interests in securitizations (such as interest-only strips), a single interest rate path DCF model is used and generally includes assumptions based upon projected finance charges related to the securitized assets, estimated net credit losses, prepayment assumptions and contractual interest paid to third-party investors. Changes in the assumptions used may have a significant impact on our valuation of retained interests and such interests are therefore typically classified within Level 3 of the valuation hierarchy.

We compare the fair value estimates and assumptions to observable market data where available and to recent market activity and actual portfolio experience.

PRIVATE EQUITY INVESTMENTS

The valuation of nonpublic private equity investments requires significant management judgment due to the absence of quoted market prices, inherent lack of liquidity and the long-term nature of such assets. Private equity investments are valued initially based upon transaction price. The carrying values of private equity investments are adjusted either upwards or downwards from the transaction price to reflect expected exit values as evidenced by financing and sale transactions with third parties, or when determination of a valuation adjustment is confirmed through ongoing reviews by senior investment managers. A variety of factors are reviewed and monitored to assess positive and negative changes in valuation including, but not limited to, current operating performance and future expectations of the particular investment, industry valuations of comparable public companies, changes in market outlook and the third-party financing environment over time. In determining valuation adjustments resulting from the investment review process, emphasis is placed on current company performance and market conditions. Private equity investments are included in Level 3 of the valuation hierarchy.

Private equity investments may also include publicly held equity securities, generally obtained through the initial public offering of privately held equity investments. Such securities are marked-to-market at the quoted public value less adjustments for regulatory or contractual sales restrictions. Discounts for restrictions are quantified by analyzing the length of the restriction period and the volatility of the equity security.

BENEFICIAL INTERESTS ISSUED BY CONSOLIDATED VARIABLE INTEREST ENTITIES (VIES)

The fair value of beneficial interests issued by consolidated VIEs (beneficial interests) is estimated based upon the fair value of the underlying assets held by the VIEs. The valuation of beneficial interests does not include an adjustment to reflect our credit quality as the holders of these beneficial interests do not have recourse to our general credit. As the inputs into the valuation are generally based upon readily observable pricing information, the majority of beneficial interests used by consolidated VIEs are classified within Level 2 of the valuation hierarchy.

SEPARATE ACCOUNTS

Separate account assets are primarily invested in mutual funds but also have investments in fixed maturity and equity securities. The separate account investments are valued in the same manner, and using the same pricing sources and inputs, as the fixed maturity, equity security and short-term investments of the Company. Mutual funds are included in Level 1. Most debt securities and short-term investments are included in Level 2.

FAIR VALUE OF INVESTMENT CONTRACTS

For purposes of fair value disclosures, we determine the fair value of guaranteed interest contracts by assuming a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of projected contractual liability payments through final maturity. We determine the fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, we use a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For these liabilities, we assume fair value to be equal to the stated liability balances.

VALUATION OF EMBEDDED DERIVATIVES

Embedded derivatives are guarantees that we make on certain variable annuity contracts, including GMAB and GMWB. These embedded derivatives are fair valued using a risk neutral stochastic valuation methodology. The inputs to our fair value methodology include information derived from the asset derivatives market, including the volatility surface and the swap curve. Several additional inputs are not obtained from independent sources, but instead reflect our own assumptions about what market participants would use in pricing the contracts. These inputs are therefore considered "unobservable" and fall into Level 3 of the fair value hierarchy. These inputs include mortality rates, lapse rates and policyholder behavior assumptions. Because there are significant Level 3 inputs included in our fair value methodology for these embedded derivative liabilities, we consider the above-described methodology as a whole to be Level 3.

SFAS 157 requires a Credit Standing Adjustment. The Credit Standing Adjustment reflects the adjustment that market participants would make to reflect the risk that guaranteed benefit obligations may not be fulfilled (nonperformance risk). SFAS 157 explicitly requires nonperformance risk to be reflected in fair value. The Company calculates the Credit Standing Adjustment by applying an average credit spread for companies similar to Phoenix when discounting the rider cash flows for calculation of the liability. This average credit spread is recalculated every quarter and so the fair value will change with the passage of time even in the absence of any other changes that affect the valuation.

LEVEL 3 FINANCIAL ASSETS AND LIABILITIES

The following table sets forth a summary of changes in the fair value of our Level 3 financial assets and liabilities. As required by SFAS 157, financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. For example, a hypothetical derivative contract with Level 1, Level 2 and significant Level 3 inputs would be classified as a Level 3 financial instrument in its entirety. Subsequently, even if only Level 1 and Level 2 inputs are adjusted, the resulting gain or loss is classified as Level 3. Further, Level 3 instruments are frequently hedged with instruments that are classified as Level 1 or Level 2 and, accordingly, gains or losses reported as Level 3 in the table below may be offset by gains or losses attributable to instruments classified in Level 1 or 2 of the fair value hierarchy.

LEVEL 3 FINANCIAL ASSETS AND LIABILITIES:                                                         YEAR ENDED DECEMBER 31,
($ IN MILLIONS)                                                                                 ---------------------------
                                                                                                           2008
                                                                                                ---------------------------
                                                                                                   ASSETS      LIABILITIES
                                                                                                ------------   ------------
Balance, beginning of year                                                                      $   1,518.9    $      (2.0)
Purchases/(sales), net                                                                               (171.8)          --
Net transfers                                                                                         104.7           --
Realized gains (losses)                                                                               (77.2)        (116.5)
Unrealized gains (losses) included in  other comprehensive income (loss)                             (342.6)          --
Amortization/accretion                                                                                  2.6           --
                                                                                                ------------   ------------
BALANCE, END OF YEAR                                                                            $   1,034.6    $    (118.5)
                                                                                                ============   ============
PORTION OF GAIN (LOSS) INCLUDED IN NET INCOME RELATING TO THOSE ASSETS/LIABILITIES STILL HELD   $    (140.0)   $    (116.5)
                                                                                                ============   ============

15.  INCOME TAXES

ALLOCATION OF INCOME TAXES:                                                               YEAR ENDED DECEMBER 31,
($ IN MILLIONS)                                                                 -------------------------------------------
                                                                                    2008            2007           2006
                                                                                ------------    ------------   ------------
Income taxes (benefit) applicable to:
  Current....................................................................   $      59.8     $       5.1    $      26.1
  Deferred...................................................................        (151.3)           33.6           44.6
                                                                                ------------    ------------   ------------
  Continuing operations......................................................         (91.5)           38.7           70.7
  Discontinued operations....................................................          --              (1.5)           0.6
                                                                                ------------    ------------   ------------
INCOME TAXES APPLICABLE TO NET INCOME (LOSS).................................         (91.5)           37.2           71.3
Other comprehensive loss.....................................................        (210.5)          (20.7)          (8.2)
                                                                                ------------    ------------   ------------
INCOME TAXES APPLICABLE TO COMPREHENSIVE INCOME (LOSS).......................   $    (302.0)    $      16.5    $      63.1
                                                                                ============    ============   ============

INCOME TAXES PAID............................................................   $       6.0     $      17.7    $      14.5
                                                                                ============    ============   ============

EFFECTIVE INCOME TAX RATE:                                                                YEAR ENDED DECEMBER 31,
($ IN MILLIONS)                                                                 -------------------------------------------
                                                                                    2008            2007           2006
                                                                                ------------    ------------   ------------
Income (loss) from continuing operations before income taxes
  and minority interest......................................................   $    (229.5)    $     181.4    $     218.7
                                                                                ------------    ------------   ------------
Income taxes at statutory rate of 35.0%......................................         (80.3)           63.5           76.9
Dividends received deduction.................................................          (4.8)           (4.3)          (3.1)
Low income housing tax credit................................................          (3.5)           (4.1)          (4.6)
Valuation allowance release..................................................          --             (11.0)          --
Realized losses (gains) on available-for-sale securities pledged as collateral          1.5            (0.4)           0.3
State income tax expense.....................................................           2.2            --             --
Tax interest.................................................................           0.2            --             --
FIN 48 decrease..............................................................          (6.5)           (2.0)          --
Other, net...................................................................          (0.3)           (3.0)           1.2
                                                                                ------------    ------------   ------------
INCOME TAX EXPENSE (BENEFIT) APPLICABLE TO CONTINUING OPERATIONS.............   $     (91.5)    $      38.7    $      70.7
                                                                                ============    ============   ============
EFFECTIVE INCOME TAX RATES...................................................       39.9%           21.3%          32.4%
                                                                                ============    ============   ============

DEFERRED INCOME TAX BALANCES ATTRIBUTABLE TO TEMPORARY DIFFERENCES:                                      YEAR ENDED
($ IN MILLIONS)                                                                                         DECEMBER 31,
                                                                                                ---------------------------
                                                                                                    2008           2007
                                                                                                ------------   ------------
Deferred income tax assets:
Future policyholder benefits................................................................    $     330.1    $     346.3
Unearned premiums...........................................................................          108.8          104.5
Employee benefits...........................................................................           49.6           53.3
Investments.................................................................................          266.8           --
Net operating and capital loss carryover benefits...........................................           27.1           21.2
Foreign tax credits carryover benefits......................................................           13.4           12.6
General business credits....................................................................           33.0           29.8
Other.......................................................................................            0.3            3.2
Valuation allowance.........................................................................          (46.1)          (1.1)
                                                                                                ------------   ------------
GROSS DEFERRED INCOME TAX ASSETS............................................................          783.0          569.8
                                                                                                ------------   ------------
Deferred tax liabilities:
Deferred policy acquisition costs...........................................................         (498.6)        (526.6)
Investments.................................................................................           --           (111.3)
Other.......................................................................................           --             (8.7)
                                                                                                ------------   ------------
GROSS DEFERRED INCOME TAX LIABILITIES.......................................................         (498.6)        (646.6)
                                                                                                ------------   ------------
DEFERRED INCOME TAX LIABILITIES.............................................................    $     284.4    $     (76.8)
                                                                                                ============   ============

We are included in the consolidated federal income tax return filed by The Phoenix Companies and are party to a tax sharing agreement by and among The Phoenix Companies and its subsidiaries. In accordance with this agreement, federal income taxes are allocated as if they had been calculated on a separate company basis, except that benefits for any net operating losses or other tax credits used to offset a tax liability of the consolidated group will be provided to the extent such loss or credit is utilized in the consolidated federal tax return.

Within the consolidated tax return, we are required by regulations of the Internal Revenue Service (IRS) to segregate the entities into two groups: life insurance companies and non-life insurance companies. We are limited as to the amount of any operating losses from the non-life group that can be offset against taxable income of the life group. These limitations may affect the amount of any operating loss carryovers that we have now or in the future.

As of December 31, 2008, we had deferred tax assets of $13.1 million and $13.9 million related to net operating and capital losses, respectively, for federal income tax purposes and $0.1 million for state net operating losses. The related federal net operating losses of $37.4 million are scheduled to expire between the years 2019 and 2028. The federal capital losses of $39.7 million are scheduled to expire in 2010 and 2012. The state net operating losses of $1.0 million related to the non-life subgroup are scheduled to expire between 2023 and 2027. Due to the inability to combine the life insurance and non-life insurance subgroups for state income tax purposes, we established a $0.1 million and $1.1 million valuation allowance at the end of 2008 and 2007, respectively, relative to the state deferred tax assets.

As of December 31, 2008, we had deferred income tax assets of $33.0 million related to general business tax credit carryovers, which are expected to expire between the years 2022 and 2028.

As of December 31, 2008, we had deferred income tax assets of $13.4 million related to foreign tax credit carryovers, which are expected to expire between the 2011 and 2017 tax years.

Significant management judgment is required in determining the provision for income taxes and, in particular, any valuation allowance recorded against our deferred tax assets. We carried a valuation allowance of $46.1 million on $330.5 million of deferred tax assets at December 31, 2008, due to uncertainties related to our ability to utilize some of the deferred tax assets. The amount of the valuation allowance has been determined based on our estimates of taxable income over the periods in which the deferred tax assets will be recoverable, including consideration of expiration of capital loss carryovers.

We concluded that a valuation allowance on the remaining $284.4 million of deferred tax assets at December 31, 2008, was not required. Our methodology for determining the realizability of deferred tax assets involves estimates of future taxable income from our operations and consideration of available tax planning strategies and actions that could be implemented, if necessary, as well as the expiration dates and amounts of carryforwards related to net operating losses, capital losses, foreign tax credits and general business tax credits. These estimates are projected through the life of the related deferred tax assets based on assumptions that we believe to be reasonable and consistent with current operating results. Changes in future operating results not currently forecasted may have a significant impact on the realization of deferred tax assets.

In concluding that a valuation allowance was not required on the remaining deferred tax assets, we considered both the positive and negative evidence regarding our ability to generate sufficient taxable income to realize those deferred tax assets. Positive evidence included having achieved profitability for financial reporting purposes from 2004 through 2007. Further positive evidence included the fact that the net operating losses will not begin to expire until 2019, while projected earnings indicate that the deferred tax assets will be offset by taxable earnings prior to that expiration. Negative evidence included a history of net operating losses in the non-life insurance company group. In weighing the positive and negative evidence above, we considered the more likely than not criteria pursuant to SFAS 109. Based on this analysis we concluded that it was more likely than not that the deferred tax assets of $284.4 million would be realized.

We adopted the provisions of FASB, Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), on January 1, 2007. As a result of the implementation of FIN 48, we recognized an increase in reserves for uncertain tax benefits through a cumulative effect adjustment of approximately $4.0 million, which was accounted for as a reduction to the January 1, 2007 balance of retained earnings. Including the cumulative effect adjustment, we had approximately $20.7 million of total gross unrecognized tax benefits as of January 1, 2007.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is a follows:

RECONCILIATION OF THE BEGINNING AND ENDING AMOUNT OF UNRECOGNIZED TAX BENEFITS:                     2008           2007
($ IN MILLIONS)                                                                                 ------------   ------------
Balance, beginning of year..................................................................... $      17.4    $      20.7
Reductions for tax positions of prior years....................................................        (6.6)          (2.2)
Settlements with taxing authorities............................................................        (2.1)          (1.1)
                                                                                                ------------   ------------
BALANCE, END OF YEAR........................................................................... $       8.7    $      17.4
                                                                                                ============   ============

The entire amount of unrecognized tax benefits at December 31, 2008 would, if recognized, impact the annual effective tax rate upon recognition.

Based upon the timing and status of our current examinations by taxing authorities, we do not believe that it is reasonably possible that any changes to the balance of unrecognized tax benefits occurring in the next 12 months will result in a significant change to the results of operations, financial condition or liquidity. In addition, we do not anticipate that there will be additional payments made or refunds received within the next 12 months with respect to the years under audit. We do not anticipate any increase to the unrecognized tax benefits that would have a significant impact on the financial position of the Company.

Together with The Phoenix Companies, Phoenix Life files consolidated, combined, unitary or separate income tax returns in the U.S., federal, various state and foreign jurisdictions. During 2008, the IRS completed its examination of the Company's 2004 and 2005 federal income tax returns. There is one issue, in the 2004 tax year, which will proceed to the appeals level. The timing for resolution of this matter remains uncertain due to the nature of the appeals process. The IRS has not yet commenced their examination of the 2006 and 2007 federal income tax returns. We do not believe that the appeals outcome will result in a material change in our financial position. State examinations are being conducted by Connecticut for the years 1996 through 2005 and New York for the years 2003 through 2005. We do not believe that these examinations will result in a material change to our financial position.

16.  OTHER COMPREHENSIVE INCOME

SOURCES OF OTHER COMPREHENSIVE INCOME:                                   YEAR ENDED DECEMBER 31,
($ IN MILLIONS)                               -----------------------------------------------------------------------------
                                                        2008                       2007                      2006
                                              ------------------------   ------------------------  ------------------------
                                                 GROSS         NET          GROSS         NET         GROSS         NET
                                              -----------  -----------   -----------  -----------  -----------  -----------
Unrealized losses on investments...........   $ (1,847.8)  $   (615.5)   $   (286.9)  $    (78.1)  $    (67.3)  $    (10.4)
Net realized investment (gains) losses on
  available-for-sale securities included
  in net income............................        266.1         84.0          23.8         20.3        (55.0)       (13.7)
                                              -----------  -----------   -----------  -----------  -----------  -----------
Net unrealized investment losses...........     (1,581.7)      (531.5)       (263.1)       (57.8)      (122.3)       (24.1)
Net unrealized foreign currency
  translation adjustment...................          0.6          0.4           1.4          0.9         (0.3)        (0.1)
Net unrealized derivative instruments
  gains (losses)...........................         12.0          9.8          (1.1)        (0.3)         7.1          6.9
                                              -----------  -----------   -----------  -----------  -----------  -----------
Other comprehensive loss...................     (1,569.1)  $   (521.3)       (262.8)  $    (57.2)      (115.5)  $    (17.3)
                                              -----------  ===========   -----------  ===========  -----------  ===========
Applicable policyholder dividend                  (128.0)                    (121.5)                    (73.8)
  obligation...............................
Applicable deferred policy acquisition
  cost amortization........................       (709.3)                     (63.4)                    (16.2)
Applicable deferred income tax benefit.....       (210.5)                     (20.7)                     (8.2)
                                              -----------                -----------               -----------
Offsets to other comprehensive income......     (1,047.8)                    (205.6)                    (98.2)
                                              -----------                -----------               -----------
OTHER COMPREHENSIVE LOSS...................   $   (521.3)                $    (57.2)               $    (17.3)
                                              ===========                ===========               ===========

COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME:                                   AS OF DECEMBER 31,
($ IN MILLIONS)                                                          --------------------------------------------------
                                                                                  2008                      2007
                                                                         ------------------------  ------------------------
                                                                           GROSS         NET         GROSS         NET
                                                                         -----------  -----------  -----------  -----------
Unrealized gains on investments......................................    $ (1,659.4)  $   (586.5)  $    (77.7)  $    (55.0)
Unrealized foreign currency translation adjustment...................           1.4          0.4          0.8         --
Unrealized losses on derivative instruments..........................         (22.4)        (8.2)       (34.4)       (18.0)
                                                                         -----------  -----------  -----------  -----------
Accumulated other comprehensive loss.................................      (1,680.4)  $   (594.3)      (111.3)  $    (73.0)
                                                                         -----------  ===========  -----------  ===========
Applicable policyholder dividend obligation..........................         (81.8)                     46.2
Applicable deferred policy acquisition costs.........................        (772.9)                    (63.6)
Applicable deferred income tax benefit...............................        (231.4)                    (20.9)
                                                                         -----------               -----------
Offsets to accumulated other comprehensive income....................      (1,086.1)                    (38.3)
                                                                         -----------               -----------
ACCUMULATED OTHER COMPREHENSIVE LOSS.................................    $   (594.3)               $    (73.0)
                                                                         ===========               ===========

17.  EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies sponsors a non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to The Phoenix Companies' pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by The Phoenix Companies. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Prior to June 25, 2001, we sponsored the aforementioned employee benefit plans. Effective June 25, 2001, our parent, The Phoenix Companies, became the sponsor of these plans. Substantially all of our employees remained participants of the plans.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated and recorded as an expense and employee benefit liability to our parent.

MANAGEMENT RESTRUCTURING EXPENSE AND EMPLOYMENT AGREEMENTS

The Phoenix Companies and certain of its key executives have entered into agreements that will, in certain circumstances, provide separation benefits upon the termination of the executive's employment by The Phoenix Companies for reasons other than death, disability, cause or retirement, or by the executive for "good reason," as defined in the agreements. For most of these executives, the agreements provide this protection only if the termination occurs following (or is effectively connected with) the occurrence of a change of control, as defined in the agreements. Upon a change in control, The Phoenix Companies is required to make an irrevocable contribution to a trust as soon as possible following such change in control in an amount equal to pay such benefits payable under such agreements. In such circumstances, we might be required to fund all or a portion of any contribution made.


18.  DISCONTINUED OPERATIONS

During 2007, we sold 100% of the stock held by us in Emprendimiento Compartido S.A. (EMCO), an Argentine wholly-owned subsidiary. We realized an after-tax loss of $4.8 million on this sale. The net after-tax income (loss) included in discontinued operations for the years ended December 31, 2007 and 2006 was $(3.5) million and $1.1 million, respectively.

During 1999, we discontinued our reinsurance operations. We have excluded assets and liabilities of the discontinued operations from the assets and liabilities of continuing operations and on a net basis included them in other general account assets on our balance sheet. See Note 22 to these financial statements for additional information on our discontinued reinsurance operations.


19.  PHOENIX LIFE STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

Our insurance subsidiaries are required to file, with state regulatory authorities, annual statements prepared on an accounting basis prescribed or permitted by such authorities.

19. PHOENIX LIFE STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS (CONTINUED)

As of December 31, 2008, statutory surplus differs from equity reported in accordance with GAAP for life insurance companies primarily as follows:

     o    policy acquisition costs are expensed when incurred;

     o    impairments on investments are based on different assumptions;

     o    surplus notes are included in surplus rather than debt;

     o postretirement benefit expense allocated to the Company from The Phoenix Companies relate only to vested participants and expense is based on different assumptions and reflect a different method of adoption;

     o    life insurance reserves are based on different assumptions; and

     o net deferred income tax assets in excess of 10% of previously filed statutory capital and surplus are not recorded.

The Company requested as a permitted practice its intent to accelerate the admission of the remaining $13.7 million indemnity reserve related to the Company's surplus notes into the Company's statutory surplus as of December 31, 2008. The request was approved by the New York Department of Insurance on February 20, 2009.

STATUTORY FINANCIAL DATA:                                                             AS OF AND FOR THE YEARS ENDED
($ IN MILLIONS)                                                                                DECEMBER 31,
                                                                               ---------------------------------------------
                                                                                   2008            2007           2006
                                                                               --------------  -------------- --------------
Statutory capital, surplus, and surplus notes................................   $     758.9     $     848.1    $     932.5
Asset valuation reserve (AVR)................................................          94.4           192.6          187.8
                                                                                ------------    ------------   ------------
STATUTORY CAPITAL, SURPLUS, SURPLUS NOTES AND AVR............................   $     853.3     $   1,040.7    $   1,120.3
                                                                                ============    ============   ============
STATUTORY GAIN FROM OPERATIONS...............................................   $      53.4     $     115.2    $     131.6
                                                                                ============    ============   ============
STATUTORY NET INCOME.........................................................   $     (82.3)    $      80.0    $     162.0
                                                                                ============    ============   ============

New York Insurance Law requires that New York life insurers report their risk-based capital (RBC). RBC is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. New York Insurance Law gives the New York Superintendent of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain RBC levels. Each of the U.S. insurance subsidiaries of Phoenix Life is also subject to these same RBC requirements. Phoenix Life and each of its insurance subsidiaries' RBC was in excess of 325% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) as of December 31, 2008 and 2007.

Under New York Insurance Law, Phoenix Life can pay stockholder dividends to us in any calendar year without prior approval from the New York Insurance Department in the amount of the lesser of 10% of Phoenix Life's surplus to policyholders as of the immediately preceding calendar year or Phoenix Life's statutory net gain from operations for the immediately preceding calendar year, not including realized capital gains. Phoenix Life paid dividends of $83.8 million in 2008 and is able to pay $53.4 million in dividends in 2008 without prior approval from the New York Insurance Department. Any additional dividend payments, in excess of $53.4 million in 2009, would be subject to the discretion of the New York Superintendent of Insurance.

20.  PREMISES AND EQUIPMENT

Premises and equipment are included in other general account assets in our balance sheet.

COST AND CARRYING VALUE:                                                             AS OF DECEMBER 31,
($ IN MILLIONS)                                                  ----------------------------------------------------------
                                                                             2008                           2007
                                                                 ---------------------------    ---------------------------
                                                                                  CARRYING                       CARRYING
                                                                     COST           VALUE           COST           VALUE
                                                                 ------------   ------------    ------------   ------------
Real estate..................................................    $      89.7    $      29.0     $     106.8    $      36.1
Equipment....................................................          229.2           55.2           213.1           49.2
                                                                 ------------   ------------    ------------   ------------
Premises and equipment cost and carrying value...............          318.9    $      84.2           319.9    $      85.3
                                                                                ============                   ============
Accumulated depreciation and amortization....................         (234.7)                        (234.6)
                                                                 ------------                   ------------
PREMISES AND EQUIPMENT.......................................    $      84.2                    $      85.3
                                                                 ============                   ============

Depreciation and amortization expense for premises and equipment for 2008, 2007 and 2006 totaled $13.1 million, $12.8 million and $12.1 million, respectively.

Rental expenses for operating leases for continuing operations, principally with respect to buildings, amounted to $2.2 million, $3.0 million and $2.7 million in 2008, 2007 and 2006, respectively. Future minimum rental payments under non-cancelable operating leases for continuing operations were $10.1 million as of December 31, 2008, payable as follows: 2009, $1.8 million; 2010, $1.5 million; 2011, $1.4 million; 2012, $1.1 million; 2013, $1.1 million; and thereafter, $3.2 million.


21.  RELATED PARTY TRANSACTIONS

Goodwin Capital Advisers, Inc. (Goodwin), an indirect wholly-owned subsidiary of The Phoenix Companies, provides investment advisory services to us for a fee. Investment advisory fees incurred by us under this arrangement were $12.5 million, $11.6 million and $9.8 million for 2008, 2007 and 2006, respectively. Amounts payable to Goodwin were $0.0 million and $0.1 million, as of December 31, 2008 and 2007, respectively.

Effective August 2007, Phoenix Variable Advisors, Inc. (PVA), an indirect wholly-owned subsidiary of Phoenix Life became the investment advisor for the variable product separate accounts. They receive variable product separate account fees on our behalf and forward them to us, net of sub-advisory fees they paid. Amounts receivable from PVA for those fees were $0.2 million as of December 31, 2008.

Effective in 2009, Phoenix Equity Planning Corporation (PEPCO), an indirect wholly-owned subsidiary of The Phoenix Companies, is the principal underwriter of our annuity contracts. Outside broker-dealers are licensed to sell our annuity contracts as well. Prior to December 31, 2008, PEPCO was formally known as the PFG Distribution Company, a subsidiary of Virtus Investment Partners, Inc., a former affiliate, served as the principal underwriter of our annuity contracts. We incurred commissions for contracts underwritten by the former affiliate of $59.4 million, $60.2 million and $48.9 million for the years ended December 31, 2008, 2007 and 2006, respectively.

State Farm Mutual Automobile Insurance Company (State Farm) currently owns of record more than 5% of The Phoenix Companies' outstanding common stock. During 2008, 2007 and 2006, we incurred $73.9 million, $62.3 million and $50.1 million, respectively, in compensation costs for the sale of our insurance and annuity products by entities that were either subsidiaries of State Farm or owned by State Farm agents.

In December 2008, Phoenix Life recorded a capital contribution of $15.2 million from The Phoenix Companies to settle liabilities associated with the Company's employee stock options and restricted stock units.

22.  CONTINGENT LIABILITIES

LITIGATION AND ARBITRATION

We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor, or taxpayer. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. Based on current information, we believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.

REGULATORY MATTERS

State regulatory bodies, the Securities and Exchange Commission (SEC), the Financial Industry Regulatory Authority (FINRA), the IRS and other regulatory bodies regularly make inquiries of The Phoenix Companies, Phoenix Life and our affiliates and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

For example, in the fourth quarter of 2008, the New York State Insurance Department completed the on-site portion and initiated the off-site portion of its routine quinquennial financial and market conduct exam of Phoenix Life and its New York domiciled life insurance subsidiary for the five year period ending December 31, 2007. Additionally, in the fourth quarter of 2008, the State of Connecticut Insurance Department initiated the on-site portion of a routine financial examination of Phoenix Life for the five year period ending December 31, 2008.

Regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. It is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses. Based on current information, we believe that the outcomes of our regulatory matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.

DISCONTINUED REINSURANCE OPERATIONS

In 1999, we discontinued our reinsurance operations through a combination of sale, reinsurance and placement of certain retained group accident and health reinsurance business into run-off. We adopted a formal plan to stop writing new contracts covering these risks and to end the existing contracts as soon as those contracts would permit. However, we remain liable for claims under contracts which have not been commuted.

For example, we participate in a workers' compensation reinsurance pool formerly managed by Unicover Managers, Inc. (Unicover). The pool ceased accepting new risks in early 1999. Further, we were a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool. We have been involved in disputes relating to the activities of Unicover. These disputes have been substantially resolved or settled.

Our discontinued group accident and health reinsurance operations also include other (non-Unicover) workers' compensation reinsurance contracts and personal accident reinsurance contracts, including contracts assumed in the London market. We are engaged in arbitrations, disputes or investigations with several ceding companies over the validity of, or amount of liabilities assumed under, their contracts. These arbitrations, disputes and investigations are in various stages.

We bought retrocessional reinsurance for a significant portion of our assumed reinsurance liabilities. Some of the retrocessionaires have disputed the validity of, or amount of liabilities assumed under, their contracts with us. Most of these disputes with retrocessionaires have been resolved or settled. The remaining arbitrations and disputes are at various stages.

We have established reserves for claims and related expenses that we expect to pay on our discontinued group accident and health reinsurance business. These reserves are based on currently known facts and estimates about, among other things, the amount of insured losses and expenses that we believe we will pay, the period over which they will be paid, the amount of reinsurance we believe we will collect from our retrocessionaires and the likely legal and administrative costs of winding down the business.

We expect our reserves and reinsurance to cover the run-off of the business; however, unfavorable or favorable claims and/or reinsurance recovery experience is reasonably possible and could result in our recognition of additional losses or gains, respectively, in future years. Given the uncertainty associated with litigation and other dispute resolution proceedings, as well as the lack of sufficient claims information, the range of any reasonably possible additional future losses or gains is not currently estimable. However, it is our opinion, based on current information and after consideration of the provisions made in these financial statements, that any future adverse or favorable development of recorded reserves and/or reinsurance recoverables will not have a material adverse effect on our consolidated financial position. Nevertheless, it is possible that future developments could have a material adverse effect on our consolidated results of operations or cash flows in particular quarterly or annual periods.


23.  OTHER COMMITMENTS

During 2008, we announced an agreement under which Electronic Data Systems (EDS) will continue managing technology infrastructure and software applications through 2015. Our total investment in business technology with EDS, including the value of the new agreement, will be $129.0 million from January 2009 through December 2015.

During the normal course of business, we enter into agreements to fund venture capital partnerships and to purchase private placement investments. As of December 31, 2008, we had committed $117.8 million under such investments, of which $25.7 million is expected to be disbursed by December 31, 2009.

In connection with the sale of certain venture capital partnerships, we issued a guarantee with respect to the outstanding unfunded commitments related to the partnerships that were sold. We believe the likelihood that we will have to perform under this guarantee is remote.


24.  SUBSEQUENT EVENTS

On March 3, 2009, State Farm informed us that it intends to suspend the sale of Phoenix products pending a re-evaluation of the relationship between the two companies. During 2008, State Farm was our largest distributor of annuity and life insurance products accounting for approximately 27% of our total life insurance premiums and approximately 68% of our annuity deposits.

On March 4, 2009, National Life Group also informed us that it intends to suspend the sale of Phoenix products. In 2008, National Life was our second largest distributor of annuity products accounting for approximately 14% of our annuity deposits.

On March 4, 2009, Fitch downgraded our financial strength rating to BBB+ from A and placed the rating on Rating Watch Negative.

On March 10, 2009, A.M. Best Company, Inc. downgraded our financial strength rating to B++ from A and maintained its negative outlook. On January 15, 2009, A.M Best Company, Inc. affirmed our financial strength rating of A and changed our outlook to negative from stable.

On March 10, 2009, Moody's Investor Services downgraded our financial strength rating to Baa2 from Baa1. The outlook is negative. On February 19, 2009, Moody's Investor Service downgraded our financial strength rating to Baa1 from A3. The ratings remain on review for possible further downgrade as was previously announced on December 9, 2008.

On March 10, 2009, Standard & Poor's downgraded our financial strength rating to BBB- from BBB and maintained it negative outlook. On March 2, 2009, Standard and Poor's downgraded our financial strength rating to BBB from BBB+. At the same time, Standard and Poor's removed the ratings from CreditWatch, where they had been placed with negative implications on February 10, 2009. The outlook is negative.

On March 10, 2009, Phoenix Life's A. M. Best financial strength rating was downgraded from A to B++. Accordingly, on March 12, 2009, Phoenix gave notice that it was terminating the Credit Facility effective as of March 13, 2009.

Effective March 12, 2009, National Financial Partners (NFP) suspended sales of Phoenix products. In 2008, NFP accounted for approximately 8% of our total life insurance premiums.

The actions by these key distribution partners and rating agencies will likely have a material adverse effect on our future results. We are currently assessing the impact of these recent developments on our business prospects, operations and strategy.

On March 23, 2009, Dona D. Young announced her retirement from The Phoenix Companies, Inc. James D. Wehr, Senior Executive Vice President and Chief Investment Officer will replace her as President and Chief Executive Officer.

                                    Part C

                               Other Information

Item 26. Exhibits

(a) Board of Directors Resolution


    Resolution of the Board of Directors of Phoenix Life Insurance Company establishing the Phoenix Mutual Variable Universal Life Account is incorporated by reference to Post-Effective Amendment No. 14 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 1998.


(b) Custodian Agreements

    Not applicable.

(c) Underwriting Contracts


     (1) Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated November 1, 2000, is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File No. 333-86921), filed via EDGAR on July 15, 2003.

     (2) Form of Broker Dealer Supervisory and Service Agreement between Phoenix Equity Planning Corporation and Independent Brokers with respect to the sale of policies is incorporated by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-86921), filed via EDGAR on April 25, 2005.

(d) Contracts

     (1) Form 08XVUL - NY Phoenix Executive VUL(R) policy form *

     (2) Form 08XVUL - ME Phoenix Executive VUL(R) policy form *

     (3) Form 08XLTR - NY Individual Level Term Rider *

     (4) Form 08XLTR - ME Individual Level Term Rider *

     (5) Form 08XEIR - Exchange of Insured Rider *

     (6) Form 08XEIR - NY Exchange of Insured Rider *

     (7) Form 060LR - Overloan Protection Rider *

     (8) Form 08XESVR - Enhanced Surrender Value Rider *

     (9) Form 08XESVR - NY Enhanced Surrender Value Rider *

* Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-6 (File No. 333-152387), filed via EDGAR on November 26, 2008.

(e) Applications

     (1) Form OL 4325 - ME Master Application for life insurance *

     (2) Form OL 4326 - ME Life Insurance Application - insured interest *

     (3) Form OL 4327 - ME Simplified Life Insurance Application *

     (4) Form OL 4328 - ME COLI business entity Life Insurance Application *

     (5) Form OL 4325 - NY Master Application for life insurance *

     (6) Form OL 4326 - NY Life Insurance Application - insured interest *

     (7) Form OL 4327 - NY Simplified Life Insurance Application *

     (8) Form OL 4328 - NY COLI business entity Life Insurance Application *

* Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-6 (File No. 333-152387), filed via EDGAR on November 26, 2008.


(f) Depositor's Certificate of Incorporation and By-Laws


     (1) Amended and Restated Charter of Phoenix Life Insurance Company dated December 20, 2004 is incorporated by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-86921), filed via EDGAR on April 25, 2005.

     (2) Amended and Restated Bylaws of Phoenix Life Insurance Company dated February 2, 2006 is incorporated by reference to Post-Effective Amendment No. 18 on Form N-6 (File No. 333-23171), filed via EDGAR on April 27, 2006.


(g) Reinsurance Contracts

     (1) Form of Reinsurance Contract No. 3137 is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-6 (File No. 333-152389), filed via EDGAR on November 26, 2008.

     (2) Form of Reinsurance Contract No. 3138 is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-6 (File No. 333-152389), filed via EDGAR on November 26, 2008.

(h) Participation Agreements


     (1) (a)Participation Agreement dated May 1, 2000 between Phoenix Home Life Mutual Insurance Company, PHL Variable Insurance Company, Franklin Templeton Variable Insurance Products Trust, and Franklin Templeton Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

     (b) Amendment dated May 1, 2000 to Participation Agreement between Phoenix Home Life Mutual Insurance Company, PHL Variable Insurance Company, Franklin Templeton Variable Insurance Products Trust, and Franklin Templeton Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

     (c) Amendment dated May 3, 2004 to Participation Agreement between Phoenix Home Life Mutual Insurance Company, PHL Variable Insurance Company, Franklin Templeton Variable Insurance Products Trust, and Franklin/Templeton Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File No. 333-76778), filed via EDGAR on April 27, 2006.

     (d) Amendment No. 3 to Participation Agreement as of May 1, 2006, by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Life Insurance Company, and PHL Variable Insurance Company is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File No. 333-119916), filed via EDGAR on August 14, 2006.

     (e) Amendment No. 4 to Participation Agreement as of May 1, 2007, by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributor's Inc., Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Equity Planning Corporation is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-6 (File No. 333-146301), filed via EDGAR on
         December 21, 2007.

     (f) Amendment No. 5 to Participation Agreement as of March 1, 2008 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., PHL Variable Insurance Company, Phoenix Life Insurance Company, Phoenix Life and Annuity Company and Phoenix Equity Planning Corporation is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-4 (File No. 333-147565), filed via EDGAR on April 4, 2008.

     (2) Amended and Restated Fund Participation Agreement dated May 6, 2008 by and among Phoenix Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, LLP and Columbia Management Distributors, Inc. is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-6 (File No. 333-149636), filed via EDGAR on July 11, 2008.

     (3) Fund Participation Agreement dated July 15, 1999 among Phoenix Home Life Mutual Insurance Company, Insurance Series, and Federated Securities Corp. is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

     (4) (a)Fund Participation Agreement dated July 19, 1999 among Phoenix Home Life Mutual Insurance Company, BT Insurance Funds Trust and Bankers Trust Company, is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

         (b) Amendment No. 1 dated April 27, 2001 to the Fund Participation Agreement among Phoenix Home Life Mutual Insurance Company, Deutsche Asset Management VIT Funds and Bankers Trust Company, is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

         (c) Amendment No. 2 dated October 29, 2001 to the Fund Participation Agreement among Phoenix Life Insurance Company , Deutsche Asset Management VIT Funds and Deutsche Asset Management, Inc. is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.


         (d) Amendment No. 3 dated February 1, 2008 to the Fund Participation Agreement dated July 19, 1999 among Phoenix Life Insurance Company, DWS Investments VIT Funds (formerly, Deutsche Asset Management VIT Funds and BT Insurance Funds Trust) and Deutsche Investment Management Americas Inc. (successor by merger to Deutsche Asset Management, Inc.) is incorporated by reference to Post-Effective Amendment No. 51 on Form N-4 (File No. 002-78020), filed via EDGAR on April 30, 2008.


     (5) Participation Agreement dated May 1, 2006 among Phoenix Life Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., Morgan Stanley Investment Management, Inc. is incorporated by reference to Post-Effective Amendment No. 3 on Form N-4 (File No. 333-123035), filed via EDGAR on December 19, 2006.

     (6) (a)Participation Agreement dated June 1, 2000 among Phoenix Home Life Mutual Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

         (b) Participation Agreement dated June 1, 2000 among Phoenix Home Life Mutual Insurance Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-6 (File No. 333-149636), filed via EDGAR on July 11, 2008.

         (c) Participation Agreement dated June 1, 2000 among Phoenix Home Life Mutual Insurance Company, Variable Insurance Products Fund III and Fidelity Distributors Corporation is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-6 (File No. 333-149636), filed via EDGAR on July 11, 2008.

             (i) Amendment and Assignment dated as of June 6, 2007 between
                 Variable Insurance Products Fund II ("Current Fund"), Fidelity Distributors Corporation (the "Underwriter") and Phoenix Life Insurance Company (the "Company") to the Participation Agreement dated June 1, 2000, as amended, is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement filed on Form N-6 (File
                 No. 333-143656), filed via EDGAR on November 7, 2007. (Note:
                 Fidelity reorganized the following portfolios: Asset Manager Portfolio, Asset Manager: Growth Portfolio and Investment Grade Bond Portfolio into a new Variable Insurance Products Fund V. This Amendment (1) amends the Participation Agreement to delete the affected portfolios; and (2) creates a new participation agreement for Fund V by adopting the terms of the Participation Agreement and assigning each Fund's rights, benefits and obligations under the Participation Agreement with respect to the corresponding portfolios of Fund V.)

     (7) Participation Agreement dated March 29, 2001 among Phoenix Home Life Mutual Insurance Company, AIM Variable Insurance Funds, Phoenix Equity Planning Corporation and AIM Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File
         No. 033-06793), filed via EDGAR on April 29, 2002.

     (8) Participation Agreement dated April 14, 2005 among Phoenix Life Insurance Company, Lord Abbett Series Fund, Inc., and Lord Abbett Distributor LLC, is incorporated by reference to Post-Effective Amendment No. 18 on Form N-6 (File No. 333-23171), filed via EDGAR on April 27, 2006.

     (9) (a)Amended and Restated Participation Agreement dated January 1, 2007, among The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company is incorporated by reference to Post-Effective Amendment No. 27 on Form N-4 (File No. 033-87376), filed via EDGAR on February 20, 2007.

         (b) Amendment No. 1 to Amended and Restated Participation Agreement dated March 1, 2008, by and among The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-4 (File No. 333-147565), filed via EDGAR on April 4, 2008.

    (10) Fund Participation Agreement dated May 1, 2006, among Phoenix Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC, is incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-119919), filed via EDGAR on August 14, 2006.

    (11) Fund Participation Agreement dated May 1, 2006 among Phoenix Life Insurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management, Inc., is incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-119919), filed via EDGAR on August 14, 2006.

    (12) Participation Agreement dated May 1, 2006 among Phoenix Life Insurance Company, Oppenheimer Variable Account Funds and OppenheimerFunds, Inc. is incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-119919), filed via EDGAR on August 14, 2006.


    (13) Participation Agreement dated September 7, 2007 among Phoenix Life Insurance Company, Sentinel Variable Products Trust and Sentinel Financial Services Company is incorporated by reference to Post-Effective Amendment No. 5 on Form N-4 (File No. 333-123035), filed via EDGAR on September 7, 2007.


    (14) (a)Participation Agreement dated February 1, 2008 among Phoenix Life Insurance Company, Phoenix Equity Planning Corporation, Summit Mutual Funds, Inc., and Ameritas Investment Corporation is incorporated by reference to Post-Effective Amendment No. 51 on Form N-4 (File No. 002-78020), filed via EDGAR on April 30, 2008.

         (b) Consent to Assignment of Participation Agreement effective February 1, 2008 among Summit Mutual Funds, Inc., Ameritas Investment Corp., Phoenix Life Insurance Company and Phoenix Equity Planning Corporation is incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6 (File No. 333-146301), filed via EDGAR on April 21, 2009.

(i) Administrative Contracts


     (1) Service Agreement dated January 1, 2003 between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, is incorporated by reference to Post-Effective Amendment No. 12 on Form N-6 (File
         No. 333-86921), filed via EDGAR on April 30, 2004.

     (2) First Amendment to Service Agreement dated November 11, 2003 between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, is incorporated by reference to Post-Effective Amendment No. 12 on Form N-6 (File No. 333-86921), filed via EDGAR on April 30, 2004.

     (3) Second Amendment to Service Agreement dated February 27, 2004 between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, is incorporated by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-86921), filed via EDGAR on April 25, 2005.

     (4) Third Amendment to Service Agreement dated November 15, 2004 between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, is incorporated by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-86921), filed via EDGAR on April 25, 2005.

     (5) Fourth Amendment to Service Agreement dated November 13, 2005 between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, is incorporated by reference to Post-Effective Amendment No. 18 on Form N-6 (File No. 333-23171), filed via EDGAR on April 27, 2006.

     (6) Fifth Amendment to Service Agreement dated November 13, 2007, by and among The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-6 (File No. 333-149105), filed via EDGAR on July 11, 2008.

     (7) Consent to Assignment of Administrative Services Agreement effective February 1, 2008 among Summit Investment Partners, Inc. and Phoenix Life Insurance Company is incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6 (File No. 333-146301), filed via EDGAR on April 21, 2009.


(j) Other Material Contracts

     (1) Amended and Restated Administration and Accounting Services Agreement dated March 1, 2003 by and between Phoenix Life Insurance Company and PFPC, INC. is incorporated by reference to Post-Effective Amendment No. 5 on Form N-4 (File No. 333-123035), filed via EDGAR on
         September 7, 2007.

     (2) Amendment dated January 1, 2005 to Amended and Restated Administration and Accounting Services Agreement between Phoenix Life Insurance Company and PFPC, INC. is incorporated by reference to Post-Effective Amendment No. 5 on Form N-4 (File No. 333-123035), filed via EDGAR on September 7, 2007.


     (3) Information Sharing Agreements pursuant to Rule 22c-2 for the following funds: AIM Variable Insurance Funds, DWS Funds, Federated Insurance Series, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, and The Universal Institutional Funds are incorporated by reference to Post-Effective Amendment No. 29 on Form N-4 (File No. 033-87376), filed via EDGAR on May 1, 2007.

     (4) Information Sharing Agreement dated as of September 7, 2007, pursuant to Rule 22c-2, between Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company and the Sentinel Variable Products Trust is incorporated by reference to Post-Effective Amendment No. 6 on Form N-4 (File No. 333-123035), filed via EDGAR on September 28, 2007.

     (5) Information Sharing Agreement dated February 1, 2008 by and between PHL Variable Insurance Company, Phoenix Life and Annuity Company, Phoenix Life Insurance Company and Summit Mutual Funds, Inc. is incorporated by reference to Post-Effective Amendment No. 8 on Form N-4 (File No. 333-123040), filed via EDGAR on April 30, 2008.

     (6) SEC Rule 6e-3(T) administrative procedures memo is incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-146301) filed via EDGAR on April 21, 2009.


(k) Legal Opinion

    Opinion and Consent of Michele Drummey, Counsel, is filed herewith.

(l) Actuarial Opinion

    Not applicable.

(m) Calculation

    Not applicable.

(n) Other Opinions

     (1) Consent of Independent Registered Public Accounting Firm is filed herewith.


     (2) The Powers of Attorney are incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-146301), filed via EDGAR on April 21, 2009.


(o) Omitted Financial Statements

    Not applicable.

(p) Initial Capital Agreements

    Not applicable.

(q) Redeemability Exemption

    Not applicable.

Item 27. Directors and Officers of the Depositor.


                                                    Positions and Offices
Name and Principal Business Address                     with Depositor
-----------------------------------                ------------------------
Sal H. Alfiero                                     Director
Protective Industries, LLC
Buffalo, NY

Martin N. Baily                                    Director
The Brookings Institution
Washington, DC

Jean S. Blackwell                                  Director
Cummins Inc.
Columbus, IN

Peter C. Browning*                                 Director

Arthur P. Byrne                                    Director
J.W. Childs Associates
Boston, MA

Sanford Cloud, Jr.*                                Director

Gordon J. Davis, Esq.                              Director
Dewey and LeBoeuf, LLP
New York, NY

John H. Forsgren*                                  Director

Ann Maynard Gray*                                  Director

John E. Haire*                                     Director

Jerry J. Jasinowski*                               Director

Thomas S. Johnson                                  Director
New York, NY

Augustus K. Oliver, II                             Director
Oliver Press Partners, LLC
152 West 57th Street
46th Floor
New York, NY 10019

Arthur F. Weinbach                                 Director
Broadridge Financial Solutions, Inc.
5 ADP Boulevard
Roseland, NJ 07068

James D. Wehr*                                     Director, President and
                                                   Chief Executive Officer

Philip K. Polkinghorn*                             Senior Executive Vice
                                                   President and President,
                                                   Life and Annuity

Tracy L. Rich*                                     Executive Vice
                                                   President, General
                                                   Counsel and Secretary

                                                    Positions and Offices
Name and Principal Business Address                     with Depositor
-----------------------------------                ------------------------

Peter A. Hofmann*                                  Senior Executive Vice
                                                   President and Chief
                                                   Financial Officer and
                                                   Treasurer

David R. Pellerin*                                 Senior Vice President
                                                   and Chief Accounting
                                                   Officer



* The principal business address of these individuals is One American Row, Hartford, CT 06102-5056.

Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant


   The Phoenix Companies, Inc. (100%) Delaware
       Phoenix Distribution Holding Company (100%) Connecticut
       Phoenix Investment Management Company (100%) Connecticut
       Goodwin Capital Advisers, Inc. (100%) New York
       Phoenix Life Insurance Company (100%) New York
          Phoenix Foundation (0%) Connecticut
          Next Generation Ventures LLC (50%) Connecticut
          Phoenix Life Separate Account B (100%) New York
          Phoenix Life Separate Account C (100%) New York
          Phoenix Life Separate Account D (100%) New York
          Phoenix Life Variable Accumulation Account (100%) New York
          Phoenix Life Variable Universal Life Account (100%) New York
          PM Holdings, Inc. (100%) Connecticut
              American Phoenix Life and Reassurance Company (100%) Connecticut Phoenix Life and Reassurance Company of New York (100%) New York PFG Holdings, Inc. (100%) Pennsylvania
                 AGL Life Assurance Company (100%) Pennsylvania
                 Phoenix Equity Planning Corporation (100%) Delaware Philadelphia Financial Group, Inc. (100%) Delaware
              PHL Variable Insurance Company (100%) Connecticut
                 PHL Variable Accumulation Account (100%) Connecticut
                 PHL Variable Accumulation Account II (100%) Connecticut
                 PHL Variable Accumulation Account III (100%) Connecticut PHLVIC Variable Universal Life Account (100%) Connecticut
                 PHL Variable Separate Account MVA1 (100%) Connecticut
              Phoenix Founders, Inc. (100%) Connecticut
              Phoenix International Capital Corporation (100%) Connecticut
                 Practicare, Inc. (100%) Delaware
              Phoenix Life and Annuity Company (100%) Connecticut
                 Phoenix Life and Annuity Variable Universal Life Account (100%) Connecticut
              Phoenix New England Trust Holding Company (100%) Connecticut Phoenix Variable Advisors, Inc. (100%) Delaware
              PML International Insurance Limited (100%) Bermuda
          The Phoenix Edge Series Fund (0%) Massachusetts business trust Phoenix National Trust Holding Company (100%) Connecticut
   Phoenix Life Solutions, Inc (100%) Delaware

      The only companies that file consolidated financial statements with the Securities and Exchange Commission ("SEC") are The Phoenix Companies Inc. and Phoenix Life Insurance Company. In addition, PHL Variable Insurance Company and Phoenix Life and Annuity Company file individual financial statements with the SEC. For the remainder, except the separate accounts (defined as Phoenix Life Separate Account B, Phoenix Life Separate Account C, Phoenix Life Separate Account D, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, PHL Variable Accumulation Account, PHL Variable Accumulation Account II, PHL Variable Accumulation Account III, PHLVIC Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account and PHL Variable Separate Account MVA1) all other entities are included in the consolidated financial statement, for The Phoenix Companies, Inc., but none file individual financial statements with the SEC.

Item 29. Indemnification

Section 722 of the New York Business Corporation Law, as made applicable to insurance companies by Section 108 of the New York Insurance Law, provides that a corporation may indemnify any person of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.

Article VI, Section 6.1, of the Bylaws of the Depositor (as amended and restated effective February 2, 2006) provides that: "To the full extent permitted by the laws of the State of New York, the Company shall indemnify any person made or threatened to be made a party to any action, proceeding or investigation, whether civil or criminal, by reason of the fact that such person, or such person's testator or intestate:


(1) is or was a Director, officer or employee of the Company; or


(2) serves or served another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity at the request of the Company, and at the time of such services, was a Director, officer or employee of the Company against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred in connection with or as a result of such action, proceeding or investigation, or any appeal therein."

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriter.

    Phoenix Equity Planning Corporation ("PEPCO")

     (a) PEPCO serves as the principal underwriter for the following entities:


    The Phoenix Edge Series Fund, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, PHL Variable Accumulation Account, PHL Variable Accumulation Account II, PHLVIC Variable Universal Life Account, Phoenix Life Separate Account B, Phoenix Life Separate Account C, Phoenix Life Separate Account D and PHL Variable Separate Account MVA1.


     (b) Directors and Executive Officers of PEPCO.


Name                                     Position
----                                     ------------------------
Joseph A. Fillip, Jr.*                   Vice President, General
                                         Counsel and Assistant
                                         Secretary

John K. Hillman*                         Director, Vice President

Kent C. Keim*                            Vice President and
                                         Treasurer

Todd R. Miller*                          Vice President,
                                         Controller and Chief
                                         Financial Officer

Susan M. Oberlies*                       Director, President,
                                         Corporate Counsel,
                                         Co-Chief Compliance
                                         Officer and Secretary

Philip K. Polkinghorn**                  Director

Katherine E. Storch**                    Co-Chief Compliance
                                         Officer



* The business address of this individual is 610 West Germantown Pike, Suite 460, Plymouth Meeting, PA 19462

** The business address of this individual is One American Row, Hartford, CT
   06102-5056.

     (c) PEPCO received no compensation from the Registrant during the last fiscal year for sales of the contract:


                                         Compensation
                                Net         Events
                            Underwriting  Occasioning
                             Discounts   the Deduction
Name of Principal               and      of a Deferred  Brokerage     Other
Underwriter                 Commissions    Saleshead   Commissions Compensation
-----------------           ------------ ------------- ----------- ------------
PEPCO......................      0             0            0           0

Item 31. Location of Accounts and Records


The accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules under it are maintained at the administrative offices of Phoenix Life Insurance Company located at One American Row, Hartford, CT 06102-5056.


Item 32. Management Services

Under a contract with Phoenix Life Insurance Company ("PLIC"), Ibbotson Associates provides certain asset allocation services, including a risk tolerance questionnaire to assist the policy owner, for use in conjunction with the policy. For these services, PLIC pays Ibbotson an annual flat fee. The fees paid for the last three years follow:


                                                               Fee
          Year Ended December 31,                              paid
          -----------------------                            --------
          2008.............................................. $ 70,000
          2007.............................................. $ 95,000
          2006.............................................. $101,000


Item 33. Fee Representation

Pursuant to Section 26(f)(A) of the Investment Company Act of 1940, as amended, Phoenix Life Insurance Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by Phoenix Life Insurance Company.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant, Phoenix Life Variable Universal Life Account, certifies that it meets all requirements for effectiveness of this Post-Effective Amendment No. 1 to the Registration Statement under Rule 485(b) under the Securities Act and has caused this Post-Effective Amendment No. 1) to the Registration Statement on Form N-6 (File No. 333-152387) to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of Hartford and the State of Connecticut, on this 21st day of April, 2009.



                                             Phoenix Life Variable Universal
                                             Life Account
                                             (Registrant)

                                             By:
                                                  ------------------------------
                                                  *James D. Wehr, President and
                                                  Chief Executive Officer of
                                                  Phoenix Life Insurance Company

                                             Phoenix Life Insurance Company

                                             By:
                                                  ------------------------------
                                                  *James D. Wehr, President and
                                                  Chief Executive Officer



By:  /s/ Kathleen A. McGah
     --------------------------
     *Kathleen A. McGah, as
     Attorney-in-Fact pursuant
     to Power of Attorney


As required by the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed below by the following persons in the capacities indicated on April 21, 2009.


     Signature                   Title
-------------------- -----------------------------

-------------------- Director
*Sal H. Alfiero

-------------------- Director
*Martin N. Baily

-------------------- Director
*Jean S. Blackwell

-------------------- Director
*Peter C. Browning

-------------------- Director
*Arthur P. Byrne

-------------------- Director
*Sanford Cloud, Jr.

       Signature                     Title
------------------------ -----------------------------

------------------------ Director
*Gordon J. Davis

------------------------ Director
*John H. Forsgren

------------------------ Director
*Ann Maynard Gray

------------------------ Director
*John E. Haire

------------------------ Director
*Jerry J. Jasinowski

------------------------ Director
*Thomas S. Johnson

------------------------ Director
*Augustus K. Oliver, II

------------------------ Director
*Arthur F. Weinbach

------------------------ Director, President and Chief
*James D. Wehr           Executive Officer

------------------------ Chief Accounting Officer
*David R. Pellerin

------------------------ Chief Financial Officer
*Peter A. Hofmann



By:  /s/ Kathleen A. McGah
     --------------------------
     *Kathleen A. McGah, as
     Attorney-in-Fact pursuant
     to Powers-of-Attorney

                                 Exhibit Index


   Exhibit 26(k)    Opinion and Consent of Counsel

   Exhibit 26(n)(1) Consent of Registered Independent Public Accounting Firm